UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                811-22487

                                             DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street

                                 New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

                                 New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

May 31, 2014

DBX ETF Trust

db X-trackers MSCI Brazil Hedged Equity Fund (DBBR)

db X-trackers MSCI EAFE Hedged Equity Fund (DBEF)

db X-trackers MSCI Emerging Markets Hedged Equity Fund (DBEM)

db X-trackers MSCI Germany Hedged Equity Fund (DBGR)

db X-trackers MSCI Japan Hedged Equity Fund (DBJP)

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (DBAP)

db X-trackers MSCI Europe Hedged Equity Fund (DBEU)

db X-trackers MSCI United Kingdom Hedged Equity Fund (DBUK)

db X-trackers MSCI All World ex US Hedged Equity Fund (DBAW)

db X-trackers MSCI South Korea Hedged Equity Fund (DBKO)

db X-trackers MSCI Mexico Hedged Equity Fund (DBMX)

DBX ETF Trust

TO OUR SHAREHOLDERS: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report, which covers the 12-month period ended May 31, 2014.

Despite an outlook clouded by mixed economic data, geopolitical tensions and concerns regarding monetary policy/financial system fragility, the global equity markets emerged as a leader during the reporting period. For the fourth consecutive month in May 2014, global equities rallied (+2.2% month-over-month as measured by the MSCI AC World Index1). In the United States, net exports, weak corporate investment and larger inventory reductions than previously reported contributed to disappointing first-quarter GDP growth, while increases in healthcare, rent, food and energy prices contributed to a 2% year-over-year rise in the Consumer Price Index (CPI2) in April 2014, the fastest pace in nine months. Housing data in the U.S including starts, permits, new/existing home sales and prices continued to improve, while consumer confidence levels as reported by the Conference Board remained near a seven-year high. Overall, the U.S. economy has shown less momentum, particularly earlier this year, falling short of the upbeat forecasts that engendered higher interest rate expectations coming into the year. U.S. Treasuries, however, have been supported by events abroad, including concerns about growth in emerging markets (especially China), unrest in the Ukraine and expectations of additional easing from the European Central Bank (ECB). In Europe, weakness in the euro and a “wait and see” attitude by investors regarding the ECB’s actions caused European stocks (+1.2% month-over-month in as measured by the MSCI Europe ex. UK Index3) to underperform U.S. stocks. Meanwhile, in Asia, a +4.1% month-over-month gain in U.S. dollar (USD) as measured by the MSCI Asia ex. Japan Index4 made it the best performing emerging market region. In Japan, positive earnings and attractive valuations contributed to it becoming the best performing developed market in May 2014. The USD/ Japanese Yen (JPY) is near the 101 level, which so far has acted as a key level (corresponding to the 200 day moving average) in the 2014 consolidation of the JPY after its steep weakening in 2013.

Deutsche Bank, a leading global banking institution, has managed a successful and growing platform of exchange-traded products since 2006. Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

July 25, 2014

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Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gains distributions. A Fund’s net asset value (“NAV”) return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. The most recent month end performance may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

1 MSCI AC World Index captures large and mid cap representation across 23 Developed Markets (DM) and 23 EmergingMarkets (EM) countries. With 2,446 constituents, the index covers approximately 85% of the global investable equity opportunity set.

2 Consumer Price Index is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

3 MSCI Europe ex. UK Index captures large and mid cap representation across 14 Developed Markets (DM) countries in Europe. With 329 constituents, the index covers approximately 85% of the free float-adjusted market capitalization across European Developed Markets excluding the UK.

4 MSCI Asia ex Japan Index captures large and mid cap representation across 2 of 3 Developed Markets countries (excluding Japan) and 8 Emerging Markets countries in Asia. With 603 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

1

This Page is Intentionally Left Blank

DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

db X-trackers MSCI Brazil Hedged Equity Fund

The db X-trackers MSCI Brazil Hedged Equity Fund (“DBBR”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil U.S. Dollar Hedged Index (the “DBBR Index”). DBBR Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. For the 12-month period ended May 31, 2014, DBBR shares returned -9.83%, compared with the DBBR Index return of -8.85%.

The Energy, Materials and Consumer Staples sectors, which comprised nearly half of the DBBR Index on average, were the main contributors to negative returns for the period. Returns in the Information Technology sector, while positive, were unable to overcome weak returns in other sectors due to a low average weight. Returns of the DBBR Index were dampened further by currency hedging. While the Brazilian real fluctuated between gains and losses during the period, the overall impact of the currency hedge for the period was negative.

db X-trackers MSCI EAFE Hedged Equity Fund

The db X-trackers MSCI EAFE Hedged Equity Fund (“DBEF”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE U.S. Dollar Hedged Index (the “DBEF Index”). DBEF Index is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of May 31, 2014, the DBEF Index included securities from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For the 12-month period ended May 31, 2014, DBEF shares returned 12.74%, compared with the DBEF Index return of 13.31%.

All ten sectors represented in the DBEF Index delivered positive returns during the period, with Financials and Industrial stocks being the primary contributors. Financials in particular, averaging more than a quarter of the DBEF Index weight, delivered strong returns, specifically in the United Kingdom, Spain and Australia. Positive contributions from equities were offset somewhat by negative contribution of the monthly currency hedges. In particular, strength in the British pound as well as the euro served to dampen Index returns.

db X-trackers MSCI Emerging Markets Hedged Equity Fund

The db X-trackers MSCI Emerging Markets Hedged Equity Fund (“DBEM”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM U.S. Dollar Hedged Index (the “DBEM Index”). DBEM Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of May 31, 2014, the DBEM Index included securities from the following 21 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. For the 12-month period ended May 31, 2014, DBEM shares returned 1.17%, compared with the DBEM Index return of 2.53%.

Information Technology sector stocks, with an average weight in the DBEM Index of roughly 16% were the primary drivers of return for the period. Positive contributions to return from the sector came primarily in Taiwan, China and South Korea, which outweighed negative contributions from Brazil, Thailand and Indonesia. While the U.S. dollar strengthened in relation to a majority of the currencies in the DBEM Index, the South Korean won strengthened significantly. Given South Korea’s average 15% allocation, the won’s strength meant the currency-hedging strategy detracted from the positive contribution of equity returns.

db X-trackers MSCI Germany Hedged Equity Fund

The db X-trackers MSCI Germany Hedged Equity Fund (“DBGR”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany U.S. Dollar Hedged Index (the “DBGR Index”). DBGR Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2014, DBGR shares returned 18.70%, compared with the DBGR Index return of 19.05%.

Positive contributions to returns came from all ten sectors in the DBGR Index. The largest contribution to positive returns came from the Consumer Discretionary sector, which had an average weight of over 20% for the period. Equity returns were dampened by strength in the euro, leading to a negative contribution from the DBGR Index’s currency hedge.

db X-trackers MSCI Japan Hedged Equity Fund

The db X-trackers MSCI Japan Hedged Equity Fund (“DBJP”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan U.S. Dollar Hedged Index (the “Index”). DBJP Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. For the 12-month period ended May 31, 2014, DBJP shares returned 6.21%, compared with the DBJP Index return of 6.73%.

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DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

Industrials and Telecommunication Services sectors were the primary contributors to positive returns in the DBJP Index for the period. Japanese Utility sector stocks were the only negative contributor to returns during the period. While the yen fluctuated between strength and weakness against the U.S. dollar during the period, sustained weakening in the 4th quarter of 2013 resulted in a small positive contribution to returns from the DBJP Index’s currency-hedging strategy.

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

The db X-trackers MSCI Asia Pacific ex. Japan Hedged Equity Fund (“DBAP”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan U.S. Dollar Hedged Index (the “DBAP Index”). DBAP Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia-Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. DBAP Index consists of issuers from Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Singapore, South Korea, the Philippines, Taiwan and Thailand. For the period October 1, 2013 (commencement of operations) to May 31, 2014, DBAP returned 5.94%, compared with the DBAP Index return of 5.81%.

Information Technology, particularly in Taiwan, South Korea and China, as well as Financials, particularly in Australia, were the primary contributors to positive returns in the DBAP Index for the period. Allocations to Australian securities in general, as well as to Indian, Taiwanese and South Korean securities, contributed strong positive returns as well. While the U.S. dollar strengthened relative to the Australian dollar, which represents the largest currency exposure in the DBAP Index, negative contributions from the next largest exposures, the Hong Kong dollar and South Korean won, led to an overall negative contribution from the DBAP Index’s currency-hedging strategy.

db X-trackers MSCI Europe Hedged Equity Fund

The db X-trackers MSCI Europe Hedged Equity Fund (“DBEU”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe U.S. Dollar Hedged Index (the “DBEU Index”). DBEU Index is designed to provide exposure to equity securities in 16 developed European stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. The DBEU Index includes securities from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. For the period October 1, 2013 (commencement of operations) to May 31, 2014, DBEU returned 12.05%, compared with the DBEU Index return of 12.30%.

The DBEU Index benefited from positive contributions from all ten sectors. Financials, with an average weight of 22% of the DBEU Index, as well as Health Care, with an average weight of 13% contributed more positive return than any other sectors. Returns were also bolstered by a nearly 29% allocation to the United Kingdom as well as a roughly 14% allocation to Germany, both of which contributed positive returns for the period. Overall returns were dampened by strength in both the euro and the Great British pound, which led to a negative contribution from the DBEU Index’s currency-hedging strategy.

db X-trackers MSCI United Kingdom Hedged Equity Fund

The db X-trackers MSCI United Kingdom Hedged Equity Fund (“DBUK”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom U.S. Dollar Hedged Index (the “DBUK Index”). DBUK Index is designed to provide exposure to the equity market of the United Kingdom, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling. For the period October 1, 2013 (commencement of operations) to May 31, 2014, DBEU returned 7.90%, compared with the DBUK Index return of 8.31%.

The DBUK Index benefited from positive contributions from all ten sectors. Energy, Consumer Staples, Health Care and Financials were the largest contributors. Overall returns were dampened by negative contributions in the DBUK Index’s currency-hedging strategy as the Great British pound strengthened considerably relative to the U.S. dollar.

db X-trackers MSCI All World ex US Hedged Equity Fund

The db X-trackers MSCI All World ex US Hedged Equity Fund (“DBAW”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “DBAW Index”). DBAW Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the U.S.), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. For the period January 23, 2014 (commencement of operations) to May 31, 2014, DBAW returned 2.44%, compared with the DBAW Index return of 2.20%.

The DBAW Index benefited from positive contributions from all ten sectors. Financials, Energy and Consumer Staples were the largest contributors during the period. The DBAW Index also benefited from positive contributions from the majority of countries represented. The United Kingdom, with an average allocation of 14%, contributed more than any other country. The DBAW Index’s currency-hedging strategy contributed negative returns overall, with strength in the Great British pound being the largest contributor.

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DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

db X-trackers MSCI South Korea Hedged Equity Fund

The db X-trackers MSCI South Korea Hedged Equity Fund (“DBKO”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “DBKO Index”). DBKO Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. For the period January 23, 2014 (commencement of operations) to May 31, 2014, DBKO returned 0.32%, compared with the DBKO Index return of 1.48%.

Information technology, comprising a third of the DBKO Index weight, contributed over half of the positive return for the period. The largest contribution was from Samsung Electronics Co, which averaged over 21% of the DBKO Index. Energy was the only sector to contribute negative returns during the period. The strong equity returns were dampened by strength in the Korean won, leading to a negative contribution from the DBKO Index’s currency-hedging strategy.

db X-trackers MSCI Mexico Hedged Equity Fund

The db X-trackers MSCI Mexico Hedged Equity Fund (“DBMX”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “DBMX Index”). DBMX Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso. For the period January 23, 2014 (commencement of operations) to May 31, 2014, DBMX returned -2.84%, compared with the DBMX Index return of -2.67%.

Negative contribution from the DBMX Index’s currency-hedging strategy was the primary driver of returns for the period. The Mexican peso strengthened relative to the U.S. dollar for the majority of the period. While equity contribution was generally positive, particularly in Financials and Consumer Staples, it was not enough to overcome the negative contribution from hedging.

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Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com. See pages 5-26 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

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DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Brazil Hedged Equity Fund (DBBR) (Unaudited)

The db X-trackers MSCI Brazil Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	-9.83%	-6.54%	-8.85%	-6.17%
Since Inception[1]	-7.86%	-7.51%	-5.94%	-10.79%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	-9.83%	-6.54%	-8.85%	-6.17%
Since Inception[1]	-21.64%	-20.77%	-16.68%	-28.84%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.60%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Brazil Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Brazil. The MSCI Brazil US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Brazil Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

6

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Brazil Hedged Equity Fund (DBBR) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBBR2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Itau Unibanco Holding SA, Preferred Stock	9.2%
Ambev SA	7.8%
Petroleo Brasileiro SA, Preferred Stock	7.3%
Banco Bradesco SA, Preferred Stock	6.9%
Vale SA, Preferred Stock	5.2%
Petroleo Brasileiro SA	5.0%
Vale SA	3.9%
BRF SA	3.4%
Cielo SA	3.0%
Itausa - Investimentos Itau SA, Preferred Stock	2.9%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 29.

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DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI EAFE Hedged Equity Fund (DBEF) (Unaudited)

The db X-trackers MSCI EAFE Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of May 31, 2014, the Index included securities from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	12.74%	13.92%	13.31%	18.04%
Since Inception[1]	10.83%	11.09%	11.34%	8.28%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	12.74%	13.92%	13.31%	18.04%
Since Inception[1]	35.86%	36.81%	37.72%	26.77%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.35%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EAFE Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

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DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI EAFE Hedged Equity Fund (DBEF) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBEF2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Nestle SA	1.8%
Roche Holding AG	1.5%
Novartis AG	1.5%
HSBC Holdings PLC	1.4%
BP PLC	1.2%
Royal Dutch Shell PLC, Class A	1.1%
Total SA	1.1%
Toyota Motor Corp.	1.1%
GlaxoSmithKline PLC	1.0%
Sanofi	0.9%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 31.

Country Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

4 Less than 0.1%.

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DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Emerging Markets Hedged Equity Fund (DBEM) (Unaudited)

The db X-trackers MSCI Emerging Markets Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of May 31, 2014, the Index included securities from the following 21 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	1.17%	1.92%	2.53%	4.27%
Since Inception[1]	-1.97%	-1.94%	0.80%	-1.18%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	1.17%	1.92%	2.53%	4.27%
Since Inception[1]	-5.75%	-5.67%	2.39%	-3.47%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.65%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity performance in the global emerging markets. The MSCI EM US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI EM Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

10

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Emerging Markets Hedged Equity Fund (DBEM) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBEM2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Samsung Electronics Co. Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Hon Hai Precision Industry Co. Ltd., GDR	2.2%
MTN Group Ltd., ADR	1.7%
Advanced Semiconductor Engineering, Inc., ADR	1.5%
China Mobile Ltd.	1.5%
China Construction Bank Corp., Class H	1.4%
Sasol Ltd., ADR	1.4%
Itau Unibanco Holding SA, Preferred Stock	1.3%
Siliconware Precision Industries Co., ADR	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 44.

Country Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

11

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Germany Hedged Equity Fund (DBGR) (Unaudited)

The db X-trackers MSCI Germany Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Euro.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[2]
One Year	18.70%	19.68%	19.05%	24.84%
Since Inception[1]	5.31%	5.42%	5.72%	5.53%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Germany US Dollar Hedged Index[2]	MSCI Germany Index[2]
One Year	18.70%	19.68%	19.05%	24.84%
Since Inception[1]	16.66%	17.04%	18.02%	17.39%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

2 Prior to 5/31/13, this fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Returns reflect performance for DBCN and its underlying hedged and unhedged indicies through 5/31/13.

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 7, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Germany Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Germany. The MSCI Germany US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Germany Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and the Euro.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

12

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Germany Hedged Equity Fund (DBGR) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBGR2 as of 5/31/14

1 Based on Net Asset Value from commencement of operations 6/9/11.

2 Prior to 5/31/13, this fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Returns reflect performance for DBCN and its underlying hedged and unhedged indicies through 5/31/13.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Bayer AG	9.4%
BASF SE	8.3%
Siemens AG	8.3%
Daimler AG	7.2%
Allianz SE	6.1%
SAP AG	5.5%
Deutsche Telekom AG	4.1%
Bayerische Motoren Werke AG	3.3%
Deutsche Bank AG	3.2%
Muenchener Rueckversicherungs-Gesellschaft AG	3.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 51.

13

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Japan Hedged Equity Fund (DBJP) (Unaudited)

The db X-trackers MSCI Japan Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

Performance as of 5/31/14

Average Annual Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	6.21%	8.85%	6.73%	6.21%
Since Inception[1]	14.15%	14.36%	14.92%	6.86%

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	6.21%	8.85%	6.73%	6.21%
Since Inception[1]	48.38%	49.19%	51.37%	21.89%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.50%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure equity performance in Japan. The MSCI Japan US Dollar Hedged Index is the index that the Fund seeks to track. It is calculated using the same methodology as its corresponding MSCI Japan Index, but is designed to mitigate exposure to fluctuations between the value of the U.S. dollar and Japanese Yen.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

14

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Japan Hedged Equity Fund (DBJP) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBJP2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 6/9/11.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Toyota Motor Corp.	5.9%
Mitsubishi UFJ Financial Group, Inc.	2.7%
SoftBank Corp.	2.6%
Honda Motor Co. Ltd.	2.1%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Mizuho Financial Group, Inc.	1.7%
Canon, Inc.	1.4%
Japan Tobacco, Inc.	1.4%
Takeda Pharmaceutical Co. Ltd.	1.3%
KDDI Corp.	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 53.

15

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (DBAP) (Unaudited)

The db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-US currencies.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Asia Pacific ex Japan US Dollar Hedged Index	MSCI Asia Pacific ex Japan Index
Since Inception[1]	5.94%	6.54%	5.81%	7.73%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.60%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

16

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (DBAP) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBAP2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1%
Samsung Electronics Co. Ltd.	3.0%
Commonwealth Bank of Australia	2.9%
BHP Billiton Ltd.	2.5%
Hon Hai Precision Industry Co. Ltd., GDR	2.3%
Westpac Banking Corp.	2.3%
Australia & New Zealand Banking Group Ltd.	2.0%
Tencent Holdings Ltd.	1.9%
National Australia Bank Ltd.	1.7%
AIA Group Ltd.	1.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 57.

Country Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

17

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Europe Hedged Equity Fund (DBEU) (Unaudited)

The db X-trackers MSCI Europe Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S.currencies.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
Since Inception[1]	12.05%	12.52%	12.30%	13.90%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

18

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Europe Hedged Equity Fund (DBEU) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBEU2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Nestle SA	2.7%
Roche Holding AG	2.2%
Novartis AG	2.2%
HSBC Holdings PLC	2.1%
BP PLC	1.7%
Royal Dutch Shell PLC, Class A	1.7%
Total SA	1.6%
GlaxoSmithKline PLC	1.4%
Sanofi	1.4%
Banco Santander SA	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 64.

Country Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

(4) Less than 0.1%

19

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI United Kingdom Hedged Equity Fund (DBUK) (Unaudited)

The db X-trackers MSCI United Kingdom Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
Since Inception[1]	7.90%	8.37%	8.31%	12.25%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

20

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI United Kingdom Hedged Equity Fund (DBUK) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBUK2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 10/1/13.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
HSBC Holdings PLC	6.7%
BP PLC	5.3%
Royal Dutch Shell PLC, Class A	5.2%
GlaxoSmithKline PLC	4.4%
British American Tobacco PLC	3.8%
Royal Dutch Shell PLC, Class B	3.4%
Vodafone Group PLC	3.1%
AstraZeneca PLC	3.1%
Diageo PLC	2.7%
Lloyds Banking Group PLC	2.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 73.

21

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI All World ex US Hedged Equity Fund (DBAW) (Unaudited)

The db X-trackers MSCI All World ex US Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
Since Inception[1]	2.44%	3.36%	2.20%	4.13%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated January 3, 2014, was 0.40%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

22

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI All World ex US Hedged Equity Fund (DBAW) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBAW2 as 5/31/14

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Nestle SA	1.3%
Novartis AG	1.1%
Roche Holding AG	1.1%
HSBC Holdings PLC	1.0%
Toyota Motor Corp.	0.9%
BP PLC	0.8%
Total SA	0.8%
Royal Dutch Shell PLC	0.8%
SABMiller PLC	0.8%
Samsung Electronics Co. Ltd.	0.8%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 75.

Country Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The country classifications used above are based on company classifications under Bloomberg country name.

23

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI South Korea Hedged Equity Fund (DBKO) (Unaudited)

The db X-trackers MSCI South Korea Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
Since Inception[1]	0.32%	0.64%	1.48%	6.95%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated January 3, 2014, was 0.58%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

24

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI South Korea Hedged Equity Fund (DBKO) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBKO2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Samsung Electronics Co. Ltd.	22.2%
Hyundai Motor Co.	5.5%
SK Hynix, Inc.	3.9%
NAVER Corp.	3.4%
Hyundai Mobis	3.2%
Shinhan Financial Group Co. Ltd.	3.1%
POSCO	3.1%
Kia Motors Corp.	2.5%
KB Financial Group, Inc.	2.2%
LG Chem Ltd.	2.0%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 93.

25

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Mexico Hedged Equity Fund (DBMX) (Unaudited)

The db X-trackers MSCI Mexico Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso.

Performance as of 5/31/13

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
Since Inception	-2.84%	-2.20%	-2.67%	1.80%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated January 3, 2014, was 0.50%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

26

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers MSCI Mexico Hedged Equity Fund (DBMX) (Unaudited) (Continued)

Growth of a $10,000 Investment in DBMX2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 1/23/14.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
America Movil SAB de CV, Series L	14.7%
Fomento Economico Mexicano SAB de CV	7.4%
Grupo Financiero Banorte SAB de CV, Class O	7.2%
Grupo Televisa SAB, Series CPO	6.8%
Cemex SAB de CV	5.8%
Wal-Mart de Mexico SAB de CV, Series V	4.9%
Grupo Mexico SAB de CV, Series B	4.4%
Alfa SAB de CV, Class A	4.0%
Grupo Financiero Inbursa SAB de CV, Class O	3.3%
Grupo Financiero Santander Mexico SAB de CV, Class B	2.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 95.

27

DBX ETF Trust

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended May 31, 2014.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) December 1, 2013 to May 31, 2014
db X-trackers MSCI Brazil Hedged Equity Fund
Actual	$1,000.00	$914.42	0.60%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
db X-trackers MSCI EAFE Hedged Equity Fund
Actual	$1,000.00	$1,041.20	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77
db X-trackers MSCI Emerging Markets Hedged Equity Fund
Actual	$1,000.00	$996.61	0.65%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
db X-trackers MSCI Germany Hedged Equity Fund
Actual	$1,000.00	$1,047.00	0.46%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32
db X-trackers MSCI Japan Hedged Equity Fund
Actual	$1,000.00	$955.50	0.47%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	0.47%	$2.37
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
Actual	$1,000.00	$1,019.84	0.60%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.84	0.60%	$3.02
db X-trackers MSCI Europe Hedged Equity Fund
Actual	$1,000.00	$1,069.14	0.45%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

28

DBX ETF Trust

FEES AND EXPENSES (Unaudited) (Continued)

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio based on the number of days in the period	Expenses Paid During the Period(1) December 1, 2013 to May 31, 2014
db X-trackers MSCI United Kingdom Hedged Equity Fund
Actual	$1,000.00	$1,045.91	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
db X-trackers MSCI All World ex US Hedged Equity Fund
Actual(2)	$1,000.00	$1,024.40	0.40%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
db X-trackers MSCI South Korea Hedged Equity Fund
Actual(2)	$1,000.00	$1,003.60	0.58%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
db X-trackers MSCI Mexico Hedged Equity Fund
Actual(2)	$1,000.00	$971.60	0.50%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2013 to May 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 182 days and then dividing the result by 365.

(2) Fund commenced operations on January 23, 2014. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 129/365 (to reflect the period since commencement of operations).

29

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 58.7%
Basic Materials — 7.8%
Cia Siderurgica Nacional SA	9,768	$37,454
Fibria Celulose SA*	3,480	32,854
Klabin SA	6,967	35,577
Ultrapar Participacoes SA	4,967	119,392
Vale SA	17,980	227,930

		453,207

Communications — 1.1%
Tim Participacoes SA	11,598	62,952

Consumer, Cyclical — 1.8%
Lojas Americanas SA	2,379	12,053
Lojas Renner SA	1,692	51,138
Raia Drogasil SA	2,915	24,722
Via Varejo SA*	1,700	18,288

		106,201

Consumer, Non-cyclical — 23.5%
Ambev SA	63,815	451,773
Anhanguera Educacional Participacoes SA	5,435	39,059
BRF SA	9,117	196,192
CCR SA	12,200	95,680
Cielo SA	9,722	173,714
Cosan SA Industria e Comercio	1,675	28,142
EcoRodovias Infraestrutura e Logistica SA	2,347	15,212
Estacio Participacoes SA	3,584	43,018
Hypermarcas SA*	4,906	39,659
JBS SA	10,267	34,372
Kroton Educacional SA	2,960	75,140
Localiza Rent a Car SA	1,772	28,079
M Dias Branco SA	464	19,964
Natura Cosmeticos SA	2,367	40,793
Qualicorp SA*	2,556	26,926
Souza Cruz SA	5,139	52,645

		1,360,368

Energy — 5.0%
Petroleo Brasileiro SA	41,064	288,510

Financial — 13.0%
Banco Bradesco SA	8,771	125,126
Banco do Brasil SA	11,879	120,736
Banco Santander Brasil SA	13,199	88,728
BB Seguridade Participacoes SA	9,546	121,439
BM&F Bovespa SA	24,330	119,244
BR Malls Participacoes SA	5,563	45,963
BR Properties SA	2,875	22,971
CETIP SA — Mercados Organizados	2,485	32,145
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,054	23,923
Odontoprev SA	3,669	15,558
Porto Seguro SA	1,676	23,334
Sul America SA	1,981	15,280

		754,447

Industrial — 3.3%
All America Latina Logistica SA	6,220	22,489
Duratex SA	4,167	17,149

	Number of Shares	Value

Industrial (Continued)
Embraer SA	9,137	$83,160
Multiplan Empreendimentos Imobiliarios SA	1,186	25,443
WEG SA	3,749	43,526

		191,767

Technology — 0.5%
Totvs SA	1,549	27,007

Utilities — 2.7%
Centrais Eletricas Brasileiras SA	3,758	11,054
Cia de Saneamento Basico do Estado de Sao Paulo	4,554	44,273
Cia de Saneamento de Minas Gerais-Copasa	888	15,324
CPFL Energia SA	3,028	24,600
EDP — Energias do Brasil SA	3,392	14,217
Tractebel Energia SA	2,365	35,048
Transmissora Alianca de Energia Eletrica SA	1,275	11,041

		155,557

TOTAL COMMON STOCKS (Cost $3,347,590)		3,400,016

PREFERRED STOCKS — 41.2%
Basic Materials — 7.6%
Braskem SA	2,166	14,154
Gerdau SA	11,858	70,556
Metalurgica Gerdau SA	3,854	28,058
Suzano Papel e Celulose SA, Class A	4,086	14,719
Usinas Siderurgicas de Minas Gerais SA*	4,908	17,285
Vale SA	26,188	299,720

		444,492

Communications — 2.0%
Oi SA	37,858	32,783
Telefonica Brasil SA	4,047	80,839

		113,622

Consumer, Cyclical — 0.7%
Lojas Americanas SA	7,046	41,799

Consumer, Non-cyclical — 1.5%
Cia Brasileira de Distribuicao	1,897	86,200

Diversified — 2.9%
Itausa — Investimentos Itau SA	44,239	168,639

Energy — 7.3%
Petroleo Brasileiro SA	56,888	423,810

Financial — 16.7%
Banco Bradesco SA	28,504	397,094
Banco do Estado do Rio Grande do Sul SA, Class B	2,538	12,031
Bradespar SA	3,158	26,219
Itau Unibanco Holding SA	34,147	531,951

		967,295

Utilities — 2.5%
AES Tiete SA	1,498	11,441
Centrais Eletricas Brasileiras SA	3,209	13,866
Cia Energetica de Minas Gerais	10,399	72,319

See Notes to Financial Statements.	30

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Utilities (Continued)
Cia Energetica de Sao Paulo	2,092	$25,100
Cia Paranaense de Energia	1,426	20,515

		143,241

TOTAL PREFERRED STOCKS (Cost $2,611,616)		2,389,098

RIGHTS — 0.0% (a)
Financial — 0.0% (a)
CETIP SA — Mercados Organizados*, expires 7/19/14 (Cost $0)	1	2

TOTAL INVESTMENTS — 99.9% (Cost $5,959,206)		$5,789,116
Other assets less liabilities — 0.1%		4,650

NET ASSETS — 100.0%		$5,793,766

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	BRL	4,960,000	USD	2,196,732	$(14,755)
JP Morgan & Chase Co.	6/4/2014	BRL	4,960,000	USD	2,197,851	(13,636)
The Bank of New York Mellon	6/4/2014	BRL	91,941	USD	40,700	(293)
The Bank of New York Mellon	6/4/2014	BRL	84,000	USD	37,443	(10)
The Bank of New York Mellon	6/4/2014	BRL	3,456,523	USD	1,546,543	5,402
Barclays Bank PLC	6/4/2014	USD	2,211,324	BRL	4,960,000	163
JP Morgan & Chase Co.	6/4/2014	USD	2,215,767	BRL	4,960,000	(4,282)
The Bank of New York Mellon	6/4/2014	USD	37,134	BRL	84,000	319
The Bank of New York Mellon	6/4/2014	USD	4,041	BRL	9,000	(28)
The Bank of New York Mellon	6/4/2014	USD	8,072	BRL	18,000	(46)
The Bank of New York Mellon	6/4/2014	USD	59,762	BRL	133,000	(462)
The Bank of New York Mellon	6/4/2014	USD	3,580	BRL	8,000	(13)
The Bank of New York Mellon	6/4/2014	USD	1,508,463	BRL	3,380,465	(1,234)
Barclays Bank PLC	7/3/2014	BRL	6,568,000	USD	2,903,240	(1,175)
JP Morgan & Chase Co.	7/3/2014	BRL	6,568,000	USD	2,909,155	4,741
The Bank of New York Mellon	7/3/2014	BRL	100,937	USD	45,000	365

Total net unrealized depreciation						$(24,944)

Currency Abbreviations

BRL – Brazilian Real

USD – U.S. Dollar

* Non-income producing security.

(a) Less than 0.1%.

See Notes to Financial Statements.	31

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 98.5%
Australia — 7.8%
AGL Energy Ltd.	23,447	$336,042
ALS Ltd.	11,042	91,972
Alumina Ltd.*	131,476	174,360
Amcor Ltd.	50,211	495,792
AMP Ltd.	141,281	695,545
APA Group	2,387	15,528
Asciano Ltd.	33,591	175,063
ASX Ltd.	7,202	241,157
Aurizon Holdings Ltd.	2,912	13,388
Australia & New Zealand Banking Group Ltd.	111,970	3,489,814
Bank of Queensland Ltd.	1,195	13,345
Bendigo and Adelaide Bank Ltd.	31,193	340,518
BHP Billiton Ltd.	131,173	4,518,029
Boral Ltd.	33,293	164,216
Brambles Ltd.	63,119	565,094
Caltex Australia Ltd.	13,438	279,510
CFS Retail Property Trust Group REIT	7,565	14,433
Coca-Cola Amatil Ltd.	1,192	10,494
Cochlear Ltd.	2,035	113,386
Commonwealth Bank of Australia	66,388	5,040,946
Computershare Ltd.	19,145	226,814
Crown Resorts Ltd.	29,876	452,094
CSL Ltd.	23,780	1,562,214
Dexus Property Group REIT	192,507	199,759
Federation Centres Ltd. REIT	68,490	160,625
Flight Centre Travel Group Ltd.	278	12,879
Fortescue Metals Group Ltd.	58,247	239,055
Goodman Group REIT	70,815	335,451
GPT Group REIT	75,257	273,147
Harvey Norman Holdings Ltd.	44,924	133,787
Iluka Resources Ltd.	20,559	166,459
Incitec Pivot Ltd.	52,174	133,528
Insurance Australia Group Ltd.	95,669	529,753
Leighton Holdings Ltd.	21,159	398,361
Lend Lease Group	18,972	236,770
Macquarie Group Ltd.	16,404	916,439
Metcash Ltd.	4,379	11,615
Mirvac Group REIT	144,640	243,642
National Australia Bank Ltd.	97,191	3,029,191
Newcrest Mining Ltd.*	38,268	346,881
Orica Ltd.	16,136	295,233
Origin Energy Ltd.	58,201	817,345
Qantas Airways Ltd.*	12,927	16,903
QBE Insurance Group Ltd.	52,582	556,884
Ramsay Health Care Ltd.	5,604	246,947
REA Group Ltd.	662	28,044
Rio Tinto Ltd.	19,368	1,068,870
Santos Ltd.	52,604	710,838
Seek Ltd.	8,023	126,410
Sonic Healthcare Ltd.	14,946	246,337
SP AusNet	286,288	367,678
Stockland REIT	92,572	335,993
Suncorp Group Ltd.	52,201	648,553
Sydney Airport	88,564	361,833
Tabcorp Holdings Ltd.	3,996	12,942
Tatts Group Ltd.	4,752	13,444

	Number of Shares	Value

Australia (Continued)
Telstra Corp. Ltd.	247,747	$1,231,218
Toll Holdings Ltd.	2,680	13,518
TPG Telecom Ltd.	10,000	55,374
Transurban Group	39,686	274,417
Treasury Wine Estates Ltd.	3,068	14,847
Wesfarmers Ltd.	38,318	1,546,242
Westfield Group REIT	103,644	1,032,080
Westfield Retail Trust REIT	120,290	357,113
Westpac Banking Corp.	127,868	4,095,984
Woodside Petroleum Ltd.	25,854	1,014,652
Woolworths Ltd.	50,022	1,747,130
WorleyParsons Ltd.	8,811	131,691

		43,765,616

Austria — 0.4%
Andritz AG	353	21,026
Erste Group Bank AG	14,504	503,968
Immofinanz AG*	2,795	9,937
OMV AG	4,826	199,924
Raiffeisen Bank International AG	10,054	336,737
Telekom Austria AG	1,866	18,144
Vienna Insurance Group AG Wiener Versicherung Gruppe*	10,082	545,062
Voestalpine AG	10,082	466,519

		2,101,317

Belgium — 1.2%
Ageas	275	11,561
Anheuser-Busch InBev NV	34,415	3,776,976
Belgacom SA	301	9,973
Colruyt SA	3,579	200,541
Delhaize Group SA	4,418	314,130
Groupe Bruxelles Lambert SA	3,576	372,326
KBC Groep NV*	5,185	308,659
Solvay SA	2,841	459,500
Telenet Group Holding NV*	259	15,517
UCB SA	10,082	803,712
Umicore SA	6,009	288,986

		6,561,881

Bermuda — 0.1%
Seadrill Ltd.	20,262	763,990

Channel Islands — 0.1%
Friends Life Group Ltd.	2,321	12,189
Randgold Resources Ltd.	4,166	304,250

		316,439

Denmark — 1.3%
A.P. Moeller — Maersk A/S, Class A	5	12,356
A.P. Moeller — Maersk A/S, Class B	267	695,387
Carlsberg A/S, Class B	7,201	748,344
Coloplast A/S, Class B	2,836	244,481
Danske Bank A/S	33,142	931,565
DSV A/S	10,433	347,560
Novo Nordisk A/S, Class B	84,525	3,578,447
Novozymes A/S, Class B	10,399	508,246
TDC A/S	31,582	306,577

See Notes to Financial Statements.	32

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Denmark (Continued)
Tryg A/S	304	$29,011
William Demant Holding A/S*	305	27,379

		7,429,353

Finland — 0.9%
Elisa OYJ	751	22,358
Fortum OYJ	30,278	738,387
Kone OYJ, Class B	13,730	565,229
Metso OYJ	4,826	187,622
Neste Oil OYJ	1,118	22,891
Nokia OYJ*	170,532	1,377,339
Nokian Renkaat OYJ	2,826	119,729
Orion OYJ, Class B	737	23,227
Sampo OYJ, Class A	29,551	1,489,656
Stora Enso OYJ, Class R	1,463	14,987
UPM-Kymmene OYJ	1,153	20,291
Wartsila OYJ Abp	7,185	387,658

		4,969,374

France — 10.3%
Accor SA	345	18,254
Aeroports de Paris	6,061	789,031
Air Liquide SA	11,868	1,728,616
Airbus Group NV	23,815	1,707,911
Alcatel-Lucent*	176,666	720,304
Alstom SA	11,450	452,637
Arkema SA	87	8,896
AtoS	124	11,139
AXA SA	69,189	1,708,056
BNP Paribas SA	41,606	2,913,480
Bollore	100	64,109
Bouygues SA	8,844	410,560
Bureau Veritas SA	28,828	869,253
Cap Gemini SA	4,371	317,820
Carrefour SA	24,266	882,202
Casino Guichard-Perrachon SA	71	9,142
Christian Dior SA	2,342	490,052
Cie de St-Gobain	16,727	952,991
Cie Generale des Etablissements Michelin	9,675	1,192,247
CNP Assurances	20,608	444,415
Credit Agricole SA	43,242	674,634
Danone SA	25,443	1,894,725
Dassault Systemes SA	5,692	721,907
Edenred	390	12,225
Electricite de France	10,028	352,065
Essilor International SA	10,901	1,145,096
Eurazeo SA	223	19,242
Eutelsat Communications SA	10,099	353,594
Fonciere des Regions REIT	125	12,510
GDF Suez	50,836	1,419,560
Gecina SA REIT	5,607	800,247
Groupe Eurotunnel SA	1,221	16,145
ICADE REIT	114	11,413
Iliad SA	777	248,376
Imerys SA	195	16,340
JCDecaux SA	9,723	387,414
Kering	3,712	820,234

	Number of Shares	Value

France (Continued)
Klepierre REIT	10,082	$489,470
Lafarge SA	8,777	758,187
Lagardere SCA	8,500	296,218
Legrand SA	10,480	663,366
L’Oreal SA	9,670	1,687,264
LVMH Moet Hennessy Louis Vuitton SA	8,431	1,677,373
Natixis	81,041	552,359
Orange SA	78,954	1,320,044
Pernod Ricard SA	9,939	1,218,682
Peugeot SA*	15,717	222,389
Publicis Groupe SA	7,230	623,665
Remy Cointreau SA	198	18,354
Renault SA	8,507	800,847
Rexel SA*	662	15,819
Safran SA	11,274	765,109
Sanofi	49,390	5,281,086
Schneider Electric SA	22,583	2,126,575
SCOR SE	383	13,371
Societe BIC SA	3,130	409,005
Societe Generale SA	28,347	1,633,182
Sodexo	4,387	471,478
Suez Environnement Co.	24,200	486,250
Technip SA	4,419	474,555
Thales SA	309	18,496
Total SA	86,998	6,105,122
Unibail-Rodamco SE REIT	4,310	1,205,007
Valeo SA	3,065	411,541
Vallourec SA	4,859	264,281
Veolia Environnement	7,714	147,426
Vinci SA	19,786	1,464,550
Vivendi SA*	56,644	1,485,613
Wendel SA*	25	3,776
Zodiac Aerospace	228	8,106

		57,715,408

Germany — 8.7%
adidas AG	10,063	1,080,114
Allianz SE	18,919	3,208,227
Axel Springer SE	348	22,414
BASF SE	37,711	4,342,273
Bayer AG	34,429	4,979,508
Bayerische Motoren Werke AG	13,268	1,665,576
Beiersdorf AG	4,452	449,576
Brenntag AG	2,333	435,853
Celesio AG*	10,119	359,880
Commerzbank AG*	41,127	652,850
Continental AG	4,753	1,123,799
Daimler AG	40,075	3,807,613
Deutsche Bank AG (a)	41,686	1,688,545
Deutsche Boerse AG	12,491	953,524
Deutsche Lufthansa AG	16,128	425,410
Deutsche Post AG	40,551	1,504,100
Deutsche Telekom AG	114,046	1,916,080
Deutsche Wohnen AG*	734	16,279
E.ON SE	68,760	1,338,945
Fraport AG Frankfurt Airport Services Worldwide	5,916	453,867

See Notes to Financial Statements.	33

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Germany (Continued)
Fresenius Medical Care AG & Co. KGaA	6,422	$425,455
Fresenius SE & Co. KGaA	6,859	1,023,348
GEA Group AG	7,256	312,113
Hannover Rueck SE	2,748	244,387
HeidelbergCement AG	5,520	475,407
Henkel AG & Co. KGaA	5,586	566,451
Hochtief AG	4,792	436,028
Hugo Boss AG	276	39,222
Infineon Technologies AG	49,471	613,608
K+S AG	4,593	159,655
Kabel Deutschland Holding AG	3,803	541,220
LANXESS AG	4,368	310,575
Linde AG	7,283	1,521,449
MAN SE	4,419	551,961
Merck KGaA	2,781	477,659
Metro AG*	392	16,362
Muenchener Rueckversicherungs-Gesellschaft AG	7,292	1,616,270
OSRAM Licht AG*	3,995	202,721
ProSiebenSat.1 Media AG	2,729	124,195
RWE AG	20,599	826,948
SAP AG	38,009	2,909,780
Siemens AG	33,918	4,506,125
Sky Deutschland AG*	1,176	10,971
Telefonica Deutschland Holding AG*	1,579	12,260
ThyssenKrupp AG*	17,782	534,001
United Internet AG	355	16,407
Volkswagen AG	1,217	320,595

		49,219,606

Hong Kong — 2.7%
AIA Group Ltd.	498,031	2,495,631
ASM Pacific Technology Ltd.	907	10,160
Bank of East Asia Ltd. (The)	3,120	12,697
BOC Hong Kong (Holdings) Ltd.	154,318	464,768
Cathay Pacific Airways Ltd.	368,014	670,243
Cheung Kong (Holdings) Ltd.	80,540	1,438,781
Cheung Kong Infrastructure Holdings Ltd.	3,620	24,700
CLP Holdings Ltd.	89,135	733,503
First Pacific Co. Ltd.	12,880	14,570
Galaxy Entertainment Group Ltd.	88,189	704,674
Hang Lung Properties Ltd.	95,779	303,905
Hang Seng Bank Ltd.	36,858	608,520
Henderson Land Development Co. Ltd.	44,511	289,929
HKT Trust and HKT Ltd.	14,955	16,300
Hong Kong and China Gas Co. Ltd.	137,874	333,261
Hong Kong Exchanges & Clearing Ltd.	46,890	872,729
Hutchison Whampoa Ltd.	80,540	1,080,384
Hysan Development Co. Ltd.	4,365	21,366
Kerry Properties Ltd.	52,247	171,844
Li & Fung Ltd.	373,704	542,749
Link REIT (The)	100,677	536,307
MGM China Holdings Ltd.	3,535	12,311
MTR Corp. Ltd.	95,785	362,609
New World Development Co. Ltd.	32,242	37,012
Noble Group Ltd.	34,000	37,543
NWS Holdings Ltd.	8,730	15,201

	Number of Shares	Value

Hong Kong (Continued)
PCCW Ltd.	30,071	$16,445
Power Assets Holdings Ltd.	55,398	482,315
Shangri-La Asia Ltd.	187,020	293,329
Sino Land Co. Ltd.	213,680	331,285
SJM Holdings Ltd.	19,746	56,669
Sun Hung Kai Properties Ltd.	80,540	1,101,160
Swire Pacific Ltd., Class A	32,723	388,939
Swire Properties Ltd.	5,195	16,216
Techtronic Industries Co.	17,800	56,135
Wharf Holdings Ltd. (The)	3,620	25,634
Wheelock & Co. Ltd.	87,850	355,232
Yue Yuen Industrial (Holdings) Ltd.	4,365	13,512

		14,948,568

Ireland — 0.9%
Bank of Ireland*	1,017,170	391,011
CRH PLC	36,642	1,002,974
Experian PLC	68,086	1,183,479
James Hardie Industries PLC CDI	14,612	194,868
Kerry Group PLC, Class A	6,440	490,293
Shire PLC	30,449	1,742,451

		5,005,076

Israel — 0.4%
Bank Hapoalim BM	46,948	273,658
Bank Leumi Le-Israel BM*	3,169	12,524
Bezeq The Israeli Telecommunication Corp. Ltd.	7,545	13,530
Delek Group Ltd.	10	4,237
Israel Chemicals Ltd.	1,570	13,806
Israel Corp. Ltd. (The)*	7	4,074
Mizrahi Tefahot Bank Ltd.	1,105	14,984
NICE Systems Ltd.	278	10,803
Teva Pharmaceutical Industries Ltd.	41,264	2,067,922

		2,415,538

Italy — 2.4%
Assicurazioni Generali SpA	47,381	1,072,804
Atlantia SpA	815	22,642
Banca Monte dei Paschi di Siena SpA*	7,878	266,971
Banco Popolare SC*	20,539	396,171
Enel Green Power SpA	5,181	14,535
Enel SpA	261,188	1,478,281
Eni SpA	104,871	2,671,845
EXOR SpA	531	22,801
Fiat SpA*	24,269	253,577
Finmeccanica SpA*	5,972	49,008
Intesa Sanpaolo SpA	443,539	1,486,142
Intesa Sanpaolo SpA-RSP	51,200	146,009
Luxottica Group SpA	10,082	575,847
Mediobanca SpA*	29,104	291,599
Pirelli & C. SpA*	20,559	346,672
Prysmian SpA	10,433	242,198
Saipem SpA*	14,283	372,266
Snam SpA	84,497	495,977
Telecom Italia SpA*	578,888	718,885
Telecom Italia SpA-RSP	225,041	214,890
Terna Rete Elettrica Nazionale SpA	2,703	14,348

See Notes to Financial Statements.	34

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Italy (Continued)
UniCredit SpA	168,067	$1,465,108
Unione di Banche Italiane SCPA	54,597	502,737
UnipolSai SpA	45,323	155,939

		13,277,252

Japan — 19.2%
ABC-Mart, Inc.	2,700	137,917
Acom Co. Ltd.*	1,900	7,242
Advantest Corp.	7,800	88,191
Aeon Co. Ltd.	2,600	31,338
AEON Financial Service Co. Ltd.	300	7,535
AEON Mall Co. Ltd.	2,000	50,255
AIR WATER, Inc.	10,000	154,420
AISIN SEIKI Co. Ltd.	3,200	116,149
Ajinomoto Co., Inc.	1,000	15,619
Alfresa Holdings Corp.	100	6,041
Amada Co. Ltd.	1,000	9,450
ANA Holdings, Inc.	3,000	6,542
Aozora Bank Ltd.	3,000	9,195
Asahi Glass Co. Ltd.	23,000	127,878
Asahi Group Holdings Ltd.	5,600	157,823
Asahi Kasei Corp.	4,800	35,835
ASICS Corp.	400	8,613
Astellas Pharma, Inc.	103,300	1,323,214
Bank of Kyoto Ltd. (The)	1,000	8,291
Bank of Yokohama Ltd. (The)	32,000	178,232
Benesse Holdings, Inc.	900	37,706
Bridgestone Corp.	36,700	1,325,237
Brother Industries Ltd.	2,900	45,893
Calbee, Inc.	3,800	106,982
Canon, Inc.	42,900	1,406,682
Casio Computer Co. Ltd.	500	6,655
Central Japan Railway Co.	3,104	411,020
Chiba Bank Ltd. (The)	2,000	12,986
Chiyoda Corp.	6,000	70,904
Chubu Electric Power Co., Inc.*	26,900	323,170
Chugai Pharmaceutical Co. Ltd.	23,000	614,990
Chugoku Bank Ltd. (The)	500	7,087
Chugoku Electric Power Co., (The), Inc.	20,600	273,587
Citizen Holdings Co. Ltd.	12,800	98,075
Credit Saison Co. Ltd.	30,600	550,379
Dai Nippon Printing Co. Ltd.	30,000	300,590
Daicel Corp.	14,000	127,485
Daido Steel Co. Ltd.	2,000	9,823
Daihatsu Motor Co. Ltd.	400	6,896
Dai-ichi Life Insurance Co. Ltd. (The)	40,204	595,556
Daiichi Sankyo Co. Ltd.	36,800	623,214
Daikin Industries Ltd.	10,800	643,438
Dainippon Sumitomo Pharma Co. Ltd.	400	4,377
Daito Trust Construction Co. Ltd.	3,000	324,902
Daiwa House Industry Co. Ltd.	11,000	205,845
Daiwa Securities Group, Inc.	31,000	250,010
DeNa Co. Ltd.	300	3,917
DENSO Corp.	27,000	1,236,748
Dentsu, Inc.	8,500	335,241
Don Quijote Holdings Co. Ltd.	1,600	94,303
East Japan Railway Co.	9,700	739,886

	Number of Shares	Value

Japan (Continued)
Eisai Co. Ltd.	3,200	$130,923
Electric Power Development Co. Ltd.	30,600	907,780
FamilyMart Co. Ltd.	3,100	132,770
FANUC Corp.	7,400	1,259,018
Fast Retailing Co. Ltd.	1,400	461,945
Fuji Electric Co. Ltd.	10,000	43,910
Fuji Heavy Industries Ltd.	30,800	815,383
FUJIFILM Holdings Corp.	33,800	872,558
Fujitsu Ltd.	50,600	342,470
Fukuoka Financial Group, Inc.	2,000	8,664
Gree, Inc.	600	5,475
GungHo Online Entertainment, Inc.	700	4,614
Gunma Bank Ltd. (The)	2,000	10,472
Hachijuni Bank Ltd. (The)	2,000	10,963
Hakuhodo DY Holdings, Inc.	800	7,238
Hamamatsu Photonics KK	3,100	149,519
Hankyu Hanshin Holdings, Inc.	17,700	98,237
Hikari Tsushin, Inc.	900	71,788
Hino Motors Ltd.	500	6,292
Hirose Electric Co. Ltd.	400	57,250
Hiroshima Bank Ltd. (The)	2,000	8,978
Hisamitsu Pharmaceutical Co., Inc.	100	4,057
Hitachi Chemical Co. Ltd.	400	6,204
Hitachi Construction Machinery Co. Ltd.	200	3,697
Hitachi High-Technologies Corp.	200	4,519
Hitachi Ltd.	269,000	1,807,425
Hitachi Metals Ltd.	5,000	70,727
Hokuhoku Financial Group, Inc.	4,000	7,898
Hokuriku Electric Power Co.	24,000	308,369
Honda Motor Co. Ltd.	77,100	2,698,500
Hoya Corp.	33,700	1,043,111
Hulic Co. Ltd.	27,800	363,475
IBIDEN Co. Ltd.	200	3,652
Idemitsu Kosan Co. Ltd.	400	8,303
IHI Corp.	23,000	96,473
Iida Group Holdings Co. Ltd.	300	4,515
INPEX Corp.	40,204	579,759
Isetan Mitsukoshi Holdings Ltd.	36,900	482,455
Isuzu Motors Ltd.	29,000	176,906
ITOCHU Corp.	113,600	1,342,444
Itochu Techno-Solutions Corp.	1,300	53,507
Iyo Bank Ltd. (The)	700	6,567
J. Front Retailing Co. Ltd.	2,000	14,361
Japan Airlines Co. Ltd.	100	5,216
Japan Display, Inc.*	10,400	60,377
Japan Exchange Group, Inc.	24,500	585,545
Japan Prime Realty Investment Corp. REIT	25	89,759
Japan Real Estate Investment Corp. REIT	20	116,896
Japan Retail Fund Investment Corp. REIT	14	30,792
Japan Tobacco, Inc.	42,000	1,420,904
JFE Holdings, Inc.	30,700	582,335
JGC Corp.	2,700	77,552
Joyo Bank Ltd. (The)	2,000	9,823
JSR Corp.	300	5,036
JTEKT Corp.	300	4,571
JX Holdings, Inc.	114,200	594,558
Kajima Corp.	4,000	16,582

See Notes to Financial Statements.	35

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Japan (Continued)
Kakaku.com, Inc.	5,600	$97,973
Kamigumi Co. Ltd.	7,000	63,055
Kaneka Corp.	31,000	193,369
Kansai Electric Power Co., (The), Inc.*	24,300	224,142
Kansai Paint Co. Ltd.	9,000	141,454
Kao Corp.	30,700	1,213,223
Kawasaki Heavy Industries Ltd.	8,000	30,098
KDDI Corp.	28,310	1,683,305
Keikyu Corp.	24,500	196,626
Keio Corp.	20,800	150,585
Keisei Electric Railway Co. Ltd.	13,000	120,167
Keyence Corp.	910	353,497
Kikkoman Corp.	9,000	180,796
Kintetsu Corp.	47,400	166,226
Kirin Holdings Co. Ltd.	22,100	312,396
Kobe Steel Ltd.	361,000	500,010
Koito Manufacturing Co. Ltd.	1,000	23,733
Komatsu Ltd.	39,900	868,942
Konami Corp.	1,300	29,410
Konica Minolta, Inc.	500	4,303
Kubota Corp.	18,800	256,699
Kuraray Co. Ltd.	43,400	520,545
Kurita Water Industries Ltd.	3,900	84,589
Kyocera Corp.	26,400	1,173,995
Kyowa Hakko Kirin Co. Ltd.	1,000	12,112
Kyushu Electric Power Co., Inc.*	23,800	261,847
Lawson, Inc.	1,000	71,807
LIXIL Group Corp.	30,700	794,641
M3, Inc.	25,710	399,540
Mabuchi Motor Co. Ltd.	700	51,847
Makita Corp.	3,200	174,460
Marubeni Corp.	8,000	54,538
Marui Group Co. Ltd.	600	5,664
Maruichi Steel Tube Ltd.	2,500	61,395
Mazda Motor Corp.	130,000	561,886
McDonald’s Holdings Co. Japan Ltd.	20,500	579,558
Medipal Holdings Corp.	500	7,024
MEIJI Holdings Co. Ltd.	2,200	138,527
Miraca Holdings, Inc.	3,300	155,113
Mitsubishi Chemical Holdings Corp.	110,300	456,153
Mitsubishi Corp.	73,500	1,450,506
Mitsubishi Electric Corp.	80,000	928,093
Mitsubishi Estate Co. Ltd.	50,000	1,213,654
Mitsubishi Gas Chemical Co., Inc.	1,000	5,845
Mitsubishi Heavy Industries Ltd.	230,200	1,340,950
Mitsubishi Logistics Corp.	1,000	14,381
Mitsubishi Materials Corp.	21,000	64,155
Mitsubishi Motors Corp.	600	6,106
Mitsubishi Tanabe Pharma Corp.	36,900	536,464
Mitsubishi UFJ Financial Group, Inc.	529,000	2,977,573
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	5,393
Mitsui & Co. Ltd.	79,900	1,210,273
Mitsui Chemicals, Inc.	3,000	7,456
Mitsui Fudosan Co. Ltd.	25,000	791,012
Mitsui OSK Lines Ltd.	29,000	103,978
Mizuho Financial Group, Inc.	1,128,200	2,194,338
MS&AD Insurance Group Holdings, Inc.	33,700	797,809

	Number of Shares	Value

Japan (Continued)
Murata Manufacturing Co. Ltd.	3,600	$304,939
Nabtesco Corp.	5,500	119,293
Nagoya Railroad Co. Ltd.	54,700	192,901
Namco Bandai Holdings, Inc.	300	6,536
NEC Corp.	72,000	222,083
Nexon Co. Ltd.	700	6,140
NGK Insulators Ltd.	6,000	124,361
NGK Spark Plug Co. Ltd.	1,000	27,525
NHK Spring Co. Ltd.	600	5,564
Nidec Corp.	6,200	360,489
Nikon Corp.	33,500	530,472
Nintendo Co. Ltd.	3,000	346,857
Nippon Building Fund, Inc. REIT	24	140,511
Nippon Electric Glass Co. Ltd.	31,000	155,000
Nippon Express Co. Ltd.	2,000	9,804
Nippon Meat Packers, Inc.	1,000	19,450
Nippon Paint Co. Ltd.	10,000	159,430
Nippon Prologis REIT, Inc.	41	89,733
Nippon Steel & Sumitomo Metal Corp.	399,000	1,124,882
Nippon Telegraph & Telephone Corp.	23,000	1,365,088
Nippon Yusen KK	2,000	5,894
Nissan Motor Co. Ltd.	116,800	1,054,413
Nisshin Seifun Group, Inc.	4,000	46,444
Nissin Foods Holdings Co. Ltd.	3,200	155,599
Nitori Holdings Co. Ltd.	2,900	142,294
Nitto Denko Corp.	3,100	142,941
NKSJ Holdings, Inc.	300	8,334
NOK Corp.	400	7,352
Nomura Holdings, Inc.	162,800	1,069,874
Nomura Real Estate Holdings, Inc.	2,200	42,293
Nomura Research Institute Ltd.	1,500	50,319
NSK Ltd.	8,000	96,660
NTT Data Corp.	4,100	149,018
NTT DOCOMO, Inc.	76,792	1,274,838
NTT Urban Development Corp.	600	6,012
Obayashi Corp.	2,000	13,399
Odakyu Electric Railway Co. Ltd.	16,500	148,306
Oji Holdings Corp.	1,600	6,743
Olympus Corp.*	3,000	96,513
Omron Corp.	3,400	127,584
Ono Pharmaceutical Co. Ltd.	2,200	168,566
Oracle Corp. Japan	2,000	90,177
Oriental Land Co. Ltd.	500	83,251
ORIX Corp.	68,600	1,087,627
Osaka Gas Co. Ltd.	2,000	7,957
OTSUKA Corp.	700	95,786
Otsuka Holdings Co. Ltd.	30,500	860,771
Panasonic Corp.	113,300	1,216,472
Park24 Co. Ltd.	9,700	183,423
Rakuten, Inc.	36,900	478,105
Resona Holdings, Inc.	80,400	420,165
Ricoh Co. Ltd.	33,500	409,700
Rinnai Corp.	3,100	271,631
ROHM Co. Ltd.	3,000	170,923
Sankyo Co. Ltd.	3,200	118,978
Sanrio Co. Ltd.	200	5,387
Santen Pharmaceutical Co. Ltd.	100	5,383

See Notes to Financial Statements.	36

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Japan (Continued)
SBI Holdings, Inc.	3,600	$40,986
Secom Co. Ltd.	3,200	194,766
Sega Sammy Holdings, Inc.	30,600	587,352
Seiko Epson Corp.	2,500	86,812
Sekisui Chemical Co. Ltd.	30,000	324,460
Sekisui House Ltd.	26,200	344,615
Seven & I Holdings Co. Ltd.	40,000	1,598,429
Seven Bank Ltd.	35,700	132,560
Sharp Corp.*	24,000	67,898
Shikoku Electric Power Co., Inc.*	14,200	182,731
Shimadzu Corp.	9,000	77,004
Shimamura Co. Ltd.	100	9,656
Shimano, Inc.	100	10,314
Shimizu Corp.	8,000	52,967
Shin-Etsu Chemical Co. Ltd.	24,900	1,479,570
Shinsei Bank Ltd.	3,000	6,248
Shionogi & Co. Ltd.	1,100	22,032
Shiseido Co. Ltd.	30,600	514,308
Shizuoka Bank Ltd. (The)	1,000	9,381
Showa Shell Sekiyu KK	900	9,707
SMC Corp.	900	235,167
SoftBank Corp.	40,000	2,886,051
Sony Corp.	43,000	687,239
Sony Financial Holdings, Inc.	400	6,589
Stanley Electric Co. Ltd.	200	4,750
Sumitomo Chemical Co. Ltd.	29,000	107,397
Sumitomo Corp.	79,900	1,045,450
Sumitomo Electric Industries Ltd.	26,200	352,079
Sumitomo Heavy Industries Ltd.	2,000	8,880
Sumitomo Metal Mining Co. Ltd.	3,000	45,354
Sumitomo Mitsui Financial Group, Inc.	67,500	2,721,881
Sumitomo Mitsui Trust Holdings, Inc.	312,000	1,259,646
Sumitomo Realty & Development Co. Ltd.	6,100	261,797
Sumitomo Rubber Industries Ltd.	500	7,412
Suntory Beverage & Food Ltd.	200	7,633
Suruga Bank Ltd.	7,000	120,472
Suzuken Co. Ltd.	100	3,536
Suzuki Motor Corp.	32,900	977,628
Sysmex Corp.	3,400	119,234
T&D Holdings, Inc.	37,200	484,185
Taiheiyo Cement Corp.	41,000	154,656
Taisei Corp.	20,000	102,946
Taisho Pharmaceutical Holdings Co. Ltd.	134	9,662
Taiyo Nippon Sanso Corp.	12,000	105,029
Takashimaya Co. Ltd.	1,000	9,813
Takeda Pharmaceutical Co. Ltd.	39,600	1,792,115
TDK Corp.	2,400	102,436
Teijin Ltd.	41,000	93,035
Terumo Corp.	6,000	127,190
THK Co. Ltd.	2,000	44,028
Tobu Railway Co. Ltd.	41,000	203,792
Toho Co. Ltd.	300	6,436
Toho Gas Co. Ltd.	31,000	155,305
Tohoku Electric Power Co., Inc.	24,800	263,348
Tokio Marine Holdings, Inc.	36,700	1,159,404
Tokyo Electric Power Co., (The), Inc.*	83,400	338,352
Tokyo Electron Ltd.	5,700	342,280

	Number of Shares	Value

Japan (Continued)
Tokyo Gas Co. Ltd.	95,400	$539,787
Tokyo Tatemono Co. Ltd.	7,000	63,743
Tokyu Corp.	29,600	201,792
Tokyu Fudosan Holdings Corp.	32,300	254,148
TonenGeneral Sekiyu KK	1,000	9,587
Toppan Printing Co. Ltd.	31,000	229,607
Toray Industries, Inc.	31,200	198,601
Toshiba Corp.	335,000	1,372,249
TOTO Ltd.	6,000	75,855
Toyo Seikan Group Holdings Ltd.	300	4,415
Toyo Suisan Kaisha Ltd.	4,000	121,611
Toyoda Gosei Co. Ltd.	300	5,953
Toyota Industries Corp.	3,200	148,684
Toyota Motor Corp.	105,800	5,987,365
Toyota Tsusho Corp.	3,800	100,599
Trend Micro, Inc.	4,100	126,866
Unicharm Corp.	3,200	193,760
United Urban Investment Corp. REIT	273	436,853
USS Co. Ltd.	12,400	202,931
West Japan Railway Co.	3,000	127,515
Yahoo Japan Corp.	74,400	342,766
Yakult Honsha Co. Ltd.	3,200	160,314
Yamada Denki Co. Ltd.	1,900	6,999
Yamaguchi Financial Group, Inc.	24,400	232,255
Yamaha Corp.	31,200	485,776
Yamaha Motor Co. Ltd.	29,200	458,939
Yamato Holdings Co. Ltd.	30,700	653,204
Yamato Kogyo Co. Ltd.	2,600	73,505
Yamazaki Baking Co. Ltd.	3,000	35,393
Yaskawa Electric Corp.	2,000	24,499
Yokogawa Electric Corp.	4,400	52,688
Yokohama Rubber Co. Ltd. (The)	1,000	8,841

		108,061,010

Luxembourg — 0.2%
Altice SA*	800	58,125
ArcelorMittal	34,885	532,602
Millicom International Cellular SA SDR	2,781	256,823
RTL Group SA	282	32,867
SES SA FDR	2,361	85,771
Tenaris SA	8,467	189,518

		1,155,706

Macau — 0.2%
Sands China Ltd.	115,106	838,841
Wynn Macau Ltd.	85,497	355,642

		1,194,483

Mexico — 0.0% (b)
Fresnillo PLC	10,433	140,951

Netherlands — 4.6%
Aegon NV	49,476	429,211
Akzo Nobel NV	12,117	908,127
ASML Holding NV	14,830	1,272,777
Corio NV REIT	273	13,652
Delta Lloyd NV	670	16,271
Fugro NV	6,472	373,407

See Notes to Financial Statements.	37

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Netherlands (Continued)
Gemalto NV	3,376	$366,551
Heineken Holding NV	6,828	450,583
Heineken NV	14,393	1,014,548
ING Groep NV*	152,062	2,129,851
Koninklijke Ahold NV	47,452	862,246
Koninklijke Boskalis Westminster NV	265	15,092
Koninklijke DSM NV	7,201	519,272
Koninklijke KPN NV*	142,348	526,051
Koninklijke Philips NV	40,820	1,289,275
Koninklijke Vopak NV	260	13,247
OCI NV*	1,298	49,702
QIAGEN NV*	683	15,669
Randstad Holding NV	10,082	586,567
Reed Elsevier NV	28,728	643,217
Royal Dutch Shell PLC, Class A	155,927	6,128,981
Royal Dutch Shell PLC, Class B	108,877	4,443,847
TNT Express NV	20,559	183,733
Unilever NV	70,021	3,031,485
Wolters Kluwer NV	305	9,130
Ziggo NV	7,272	342,837

		25,635,329

New Zealand — 0.1%
Auckland International Airport Ltd.	45,390	148,775
Contact Energy Ltd.	51,438	238,048
Fletcher Building Ltd.	28,294	215,031
Ryman Healthcare Ltd.	11,786	83,267
Telecom Corp. of New Zealand Ltd.	6,749	15,416
Xero Ltd.*	2,100	57,063

		757,600

Norway — 0.7%
Aker Solutions ASA	3,319	58,297
DNB ASA	57,391	1,078,139
Gjensidige Forsikring ASA	4,326	79,893
Norsk Hydro ASA	3,091	16,805
Orkla ASA	1,635	14,469
Statoil ASA	42,879	1,314,079
Telenor ASA	45,644	1,081,944
Yara International ASA	8,067	368,405

		4,012,031

Portugal — 0.1%
Banco Espirito Santo SA*	154,650	209,759
EDP — Energias de Portugal SA	9,619	45,499
Galp Energia SGPS SA	9,313	165,036
Jeronimo Martins SGPS SA	20,083	343,163

		763,457

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	4,000	7,845
CapitaCommercial Trust REIT	6,000	8,084
CapitaLand Ltd.	306,100	778,489
CapitaMall Trust REIT	4,000	6,601
CapitaMalls Asia Ltd.	4,000	7,494
City Developments Ltd.	30,000	247,788
ComfortDelGro Corp. Ltd.	95,000	176,473
DBS Group Holdings Ltd.	64,000	862,313

	Number of Shares	Value

Singapore (Continued)
Genting Singapore PLC	6,000	$6,434
Global Logistic Properties Ltd.	345,000	764,650
Golden Agri-Resources Ltd.	35,000	16,044
Hutchison Port Holdings Trust, Class U	803,789	602,842
Jardine Cycle & Carriage Ltd.	300	10,423
Keppel Corp. Ltd.	26,000	220,346
Keppel Land Ltd.	69,000	191,437
Olam International Ltd.	305,000	569,003
Oversea-Chinese Banking Corp. Ltd.	106,000	823,966
Sembcorp Industries Ltd.	31,100	134,139
Sembcorp Marine Ltd.	79,200	260,148
Singapore Airlines Ltd.	1,000	8,299
Singapore Exchange Ltd.	18,000	98,876
Singapore Press Holdings Ltd.	2,000	6,538
Singapore Technologies Engineering Ltd.	32,800	101,201
Singapore Telecommunications Ltd.	368,000	1,144,224
StarHub Ltd.	2,000	6,697
United Overseas Bank Ltd.	28,000	503,835
UOL Group Ltd.	2,000	10,524
Wilmar International Ltd.	3,000	7,678
Yangzijiang Shipbuilding Holdings Ltd.	7,000	5,637

		7,588,028

Spain — 3.6%
Abertis Infraestructuras SA	333	7,297
ACS Actividades de Construccion y Servicios SA	292	12,974
Amadeus IT Holding SA, Class A	15,810	694,606
Banco Bilbao Vizcaya Argentaria SA	236,388	3,030,293
Banco de Sabadell SA	167,391	553,110
Banco Popular Espanol SA	84,596	597,462
Banco Santander SA	488,740	5,012,718
Bankia SA*	200,843	408,207
CaixaBank SA	68,608	417,302
Distribuidora Internacional de Alimentacion SA	24,956	230,547
Enagas SA	13,331	392,339
Ferrovial SA	23,279	503,920
Gas Natural SDG SA	14,482	417,430
Grifols SA	6,440	348,955
Iberdrola SA	194,031	1,396,270
Inditex SA	10,497	1,523,917
Mapfre SA	10,236	41,804
Red Electrica Corp. SA	6,901	592,087
Repsol SA	33,142	933,600
Telefonica SA	186,236	3,125,131
Zardoya Otis SA	10,433	188,297

		20,428,266

Sweden — 3.0%
Alfa Laval AB	768	20,118
Assa Abloy AB, Class B	14,562	735,281
Atlas Copco AB, Class A	36,332	1,065,204
Atlas Copco AB, Class B	15,997	441,041
Boliden AB	10,433	144,989
Electrolux AB, Series B	2,015	50,616
Elekta AB, Class B	826	10,677

See Notes to Financial Statements.	38

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Sweden (Continued)
Getinge AB, Class B	683	$17,554
Hennes & Mauritz AB, Class B	40,422	1,708,210
Hexagon AB, Class B	14,792	464,847
Husqvarna AB, Class B	30,573	239,622
Industrivarden AB, Class C	749	15,020
Investment AB Kinnevik, Class B	10,061	399,163
Investor AB, Class B	18,873	740,593
Lundin Petroleum AB*	10,129	198,130
Nordea Bank AB	121,530	1,792,441
Sandvik AB	27,143	386,540
Securitas AB, Class B	11,243	129,785
Skandinaviska Enskilda Banken AB, Class A	80,192	1,088,680
Skanska AB, Class B	16,128	373,556
SKF AB, Class B	17,720	454,121
Svenska Cellulosa AB SCA, Class B	24,268	675,239
Svenska Handelsbanken AB, Class A	26,365	1,339,919
Swedbank AB, Class A	26,830	713,649
Swedish Match AB	13,328	465,644
Tele2 AB, Class B	18,176	214,978
Telefonaktiebolaget LM Ericsson, Class B	119,545	1,497,885
TeliaSonera AB	108,316	802,335
Volvo AB, Class B	61,608	895,765

		17,081,602

Switzerland — 9.7%
ABB Ltd.*	96,416	2,290,082
Actelion Ltd.*	317	31,505
Adecco SA*	5,662	472,624
Aryzta AG*	3,203	298,661
Baloise Holding AG	1,991	239,009
Barry Callebaut AG*	8	10,568
Cie Financiere Richemont SA	21,414	2,256,182
Coca-Cola HBC AG CDI*	423	9,728
Credit Suisse Group AG*	62,367	1,853,947
EMS-Chemie Holding AG	25	9,380
Geberit AG	1,609	532,740
Givaudan SA*	340	557,365
Glencore PLC*	413,406	2,240,648
Holcim Ltd.*	10,032	879,971
Julius Baer Group Ltd.*	9,208	398,551
Kuehne + Nagel International AG	2,445	333,372
Lindt & Spruengli AG	1	59,464
Lindt & Spruengli AG Participation Certificates	15	74,338
Lonza Group AG*	2,373	255,054
Nestle SA	125,608	9,853,671
Novartis AG	91,922	8,242,699
Pargesa Holding SA	5,231	466,146
Partners Group Holding AG	793	210,404
Roche Holding AG	28,705	8,446,418
Schindler Holding AG	4,422	675,522
Schindler Holding AG Participation Certificates	2,333	360,306
SGS SA	337	844,852
Sika AG	95	376,499
Sonova Holding AG*	2,366	360,911
STMicroelectronics NV	23,814	238,273

	Number of Shares	Value

Switzerland (Continued)
Sulzer AG	808	$122,711
Swatch Group AG (The) — Bearer	1,626	959,621
Swatch Group AG (The) — Registered	734	80,531
Swiss Life Holding AG*	3,215	772,964
Swiss Prime Site AG*	2,348	188,784
Swiss Re AG*	14,474	1,287,386
Swisscom AG	1,141	679,758
Syngenta AG	4,040	1,554,193
Transocean Ltd.	14,528	612,756
UBS AG*	151,702	3,045,898
Wolseley PLC	11,186	623,434
Zurich Insurance Group AG*	6,828	2,048,781

		54,855,707

United Kingdom — 18.6%
3i Group PLC	49,216	356,298
Aberdeen Asset Management PLC	20,127	150,162
Admiral Group PLC	706	17,254
Aggreko PLC	11,066	309,208
AMEC PLC	765	15,490
Anglo American PLC	58,248	1,423,029
Antofagasta PLC	6,852	90,561
ARM Holdings PLC	58,272	898,611
ASOS PLC*	2,121	160,944
Associated British Foods PLC	14,917	754,614
AstraZeneca PLC	54,642	3,923,281
Aviva PLC	143,829	1,263,286
Babcock International Group PLC	13,173	268,057
BAE Systems PLC	183,388	1,300,583
Barclays PLC	631,944	2,616,372
BG Group PLC	139,947	2,864,199
BHP Billiton PLC	87,103	2,727,307
BP PLC	789,050	6,652,678
British American Tobacco PLC	81,662	4,928,411
British Land Co. PLC REIT	44,621	534,773
British Sky Broadcasting Group PLC	58,604	866,894
BT Group PLC	313,355	2,085,216
Bunzl PLC	14,110	395,447
Burberry Group PLC	18,105	465,227
Capita PLC	27,346	507,417
Carnival PLC	5,264	213,969
Centrica PLC	210,599	1,184,683
CNH Industrial NV	38,879	425,576
Cobham PLC	45,942	245,577
Compass Group PLC	91,475	1,526,398
Croda International PLC	279	12,313
Diageo PLC	106,884	3,438,047
Direct Line Insurance Group PLC	3,182	13,510
easyJet PLC	667	17,105
G4S PLC	64,989	272,335
GKN PLC	71,318	469,325
GlaxoSmithKline PLC	202,391	5,431,334
Hammerson PLC REIT	29,460	293,321
Hargreaves Lansdown PLC	6,632	135,510
HSBC Holdings PLC	758,858	8,003,376
ICAP PLC	21,898	146,674
IMI PLC	11,646	311,749

See Notes to Financial Statements.	39

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

United Kingdom (Continued)
Imperial Tobacco Group PLC	38,567	$1,740,263
Inmarsat PLC	1,120	13,733
InterContinental Hotels Group PLC	11,596	457,745
International Consolidated Airlines Group SA*	1,974	13,078
Intertek Group PLC	6,813	333,233
Intu Properties PLC REIT	2,675	14,124
Investec PLC	29,065	252,119
ITV PLC	152,314	464,915
J Sainsbury PLC	50,638	293,766
Johnson Matthey PLC	9,672	520,734
Kingfisher PLC	97,167	638,453
Land Securities Group PLC REIT	44,101	789,485
Legal & General Group PLC	177,325	684,226
Lloyds Banking Group PLC*	1,864,745	2,433,649
London Stock Exchange Group PLC	501	16,443
Marks & Spencer Group PLC	65,995	496,907
Meggitt PLC	33,516	272,189
Melrose Industries PLC	2,268	10,645
National Grid PLC	152,700	2,277,997
Next PLC	6,800	756,834
Old Mutual PLC	203,094	687,658
Pearson PLC	41,633	817,182
Persimmon PLC*	725	16,260
Petrofac Ltd.	733	15,506
Prudential PLC	124,656	2,894,968
Reckitt Benckiser Group PLC	29,501	2,521,918
Reed Elsevier PLC	48,653	775,558
Rexam PLC	36,760	327,494
Rio Tinto PLC	54,485	2,791,878
Rolls-Royce Holdings PLC*	103,740	1,808,438
Royal Bank of Scotland Group PLC*	95,056	552,245
Royal Mail PLC*	14,103	121,033
RSA Insurance Group PLC	1,682	13,527
SABMiller PLC	44,939	2,494,058
Sage Group PLC (The)	36,034	247,519
Schroders PLC	4,827	209,233
Segro PLC REIT	30,671	189,962
Severn Trent PLC	10,433	344,158
Smith & Nephew PLC	31,969	560,512
Smiths Group PLC	16,278	360,436
Sports Direct International PLC*	4,200	55,370
SSE PLC	43,326	1,130,010
Standard Chartered PLC	89,689	2,018,262
Standard Life PLC	50,630	339,463
Subsea 7 SA	11,301	225,910
Tate & Lyle PLC	26,114	303,122
Tesco PLC	326,060	1,659,021
Travis Perkins PLC	10,129	285,742
TUI Travel PLC	69,621	478,813
Tullow Oil PLC	40,833	576,983
Unilever PLC	64,761	2,909,192
United Utilities Group PLC	3,074	44,725
Vodafone Group PLC	1,099,463	3,860,901
Weir Group PLC (The)	10,854	476,667
Whitbread PLC	10,082	707,408
William Hill PLC	1,991	11,867

	Number of Shares	Value

United Kingdom (Continued)
WM Morrison Supermarkets PLC	91,915	$310,754
WPP PLC	63,026	1,359,635

		104,700,047

TOTAL COMMON STOCKS (Cost $525,011,793)		554,863,635

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	402	38,776
Fuchs Petrolub SE	303	28,706
Henkel AG & Co. KGaA	7,308	844,078
Porsche Automobil Holding SE	6,028	643,812
Volkswagen AG	5,990	1,592,237

		3,147,609

United Kingdom — 0.0% (b)
Rolls-Royce Holdings PLC, Class C*	12,558,078	21,050

TOTAL PREFERRED STOCKS (Cost $2,910,775)		3,168,659

RIGHTS — 0.0% (b)
Australia — 0.0% (b)
Transurban Group*, expires 6/23/14	439	0

France — 0.0% (b)
Eurazeo SA*, expires 6/28/14	13	56

Portugal — 0.0% (b)
Banco Espirito Santo SA*, expires 7/09/14	30,679	5,604

Spain — 0.0% (b)
Abertis Infraestructuras SA*	16	351

TOTAL RIGHTS (Cost $0)		6,011

WARRANTS — 0.0% (b)
Hong Kong — 0.0% (b)
Sun Hung Kai Properties Ltd.*, expires 4/22/16 (Cost $4,861)	4,854	5,979

TOTAL INVESTMENTS — 99.1% (Cost $527,927,429)		$558,044,284
Other assets less liabilities — 0.9%		5,089,202

NET ASSETS — 100.0%		$563,133,486

See Notes to Financial Statements.	40

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

As of May 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI EAFE Index Futures	20	$1,958,700	6/20/2014	$81,000

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	AUD	22,780,000	USD	21,055,508	$(138,801)
Barclays Bank PLC	6/4/2014	AUD	463,500	USD	433,960	2,724
Barclays Bank PLC	6/4/2014	AUD	234,000	USD	218,610	898
JP Morgan & Chase Co.	6/4/2014	AUD	22,780,000	USD	21,058,265	(136,045)
JP Morgan & Chase Co.	6/4/2014	AUD	230,000	USD	214,266	276
JP Morgan & Chase Co.	6/4/2014	AUD	463,500	USD	433,960	2,724
JP Morgan & Chase Co.	6/4/2014	AUD	234,000	USD	218,603	891
The Bank of New York Mellon	6/4/2014	AUD	264,000	USD	246,854	1,231
Barclays Bank PLC	6/4/2014	CHF	22,318,000	USD	25,358,511	435,007
Barclays Bank PLC	6/4/2014	CHF	468,500	USD	532,626	9,431
Barclays Bank PLC	6/4/2014	CHF	229,500	USD	257,844	1,551
JP Morgan & Chase Co.	6/4/2014	CHF	22,318,000	USD	25,353,498	429,995
JP Morgan & Chase Co.	6/4/2014	CHF	233,000	USD	265,984	5,783
JP Morgan & Chase Co.	6/4/2014	CHF	468,500	USD	532,621	9,426
JP Morgan & Chase Co.	6/4/2014	CHF	229,500	USD	257,839	1,546
The Bank of New York Mellon	6/4/2014	CHF	734,000	USD	833,806	14,115
The Bank of New York Mellon	6/4/2014	CHF	252,000	USD	281,898	478
Barclays Bank PLC	6/4/2014	DKK	19,756,000	USD	3,670,266	61,920
Barclays Bank PLC	6/4/2014	DKK	414,000	USD	76,814	1,199
Barclays Bank PLC	6/4/2014	DKK	210,000	USD	38,552	196
JP Morgan & Chase Co.	6/4/2014	DKK	19,756,000	USD	3,670,508	62,162
JP Morgan & Chase Co.	6/4/2014	DKK	207,000	USD	38,591	783
JP Morgan & Chase Co.	6/4/2014	DKK	414,000	USD	76,817	1,202
JP Morgan & Chase Co.	6/4/2014	DKK	210,000	USD	38,552	197
The Bank of New York Mellon	6/4/2014	DKK	45,000	USD	8,228	9
Barclays Bank PLC	6/4/2014	EUR	61,569,000	USD	85,359,138	1,431,395
Barclays Bank PLC	6/4/2014	EUR	1,254,000	USD	1,736,370	26,981
Barclays Bank PLC	6/4/2014	EUR	630,000	USD	863,155	4,371
JP Morgan & Chase Co.	6/4/2014	EUR	61,569,000	USD	85,360,678	1,432,935
JP Morgan & Chase Co.	6/4/2014	EUR	620,000	USD	862,555	17,402
JP Morgan & Chase Co.	6/4/2014	EUR	1,254,000	USD	1,736,374	26,984
JP Morgan & Chase Co.	6/4/2014	EUR	630,000	USD	863,144	4,360
The Bank of New York Mellon	6/4/2014	EUR	1,133,000	USD	1,546,027	1,579
Barclays Bank PLC	6/4/2014	GBP	34,467,000	USD	58,189,395	417,728
Barclays Bank PLC	6/4/2014	GBP	709,000	USD	1,200,480	12,094
Barclays Bank PLC	6/4/2014	GBP	356,500	USD	599,719	2,173
JP Morgan & Chase Co.	6/4/2014	GBP	34,467,000	USD	58,182,812	411,145
JP Morgan & Chase Co.	6/4/2014	GBP	352,000	USD	596,663	6,660
JP Morgan & Chase Co.	6/4/2014	GBP	709,000	USD	1,200,482	12,096
JP Morgan & Chase Co.	6/4/2014	GBP	356,500	USD	599,729	2,184
The Bank of New York Mellon	6/4/2014	GBP	185,000	USD	310,307	220
Barclays Bank PLC	6/4/2014	HKD	61,498,000	USD	7,932,442	173
Barclays Bank PLC	6/4/2014	HKD	1,196,000	USD	154,290	25
Barclays Bank PLC	6/4/2014	HKD	617,000	USD	79,598	15
JP Morgan & Chase Co.	6/4/2014	HKD	61,498,000	USD	7,932,752	483
JP Morgan & Chase Co.	6/4/2014	HKD	602,000	USD	77,656	8
JP Morgan & Chase Co.	6/4/2014	HKD	1,196,000	USD	154,289	24
JP Morgan & Chase Co.	6/4/2014	HKD	617,000	USD	79,598	14
The Bank of New York Mellon	6/4/2014	HKD	1,358,000	USD	175,159	(1)
Barclays Bank PLC	6/4/2014	JPY	5,029,199,000	USD	49,238,242	(165,737)

See Notes to Financial Statements.	41

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	JPY	99,999,000	USD	984,664	$2,331
Barclays Bank PLC	6/4/2014	JPY	51,961,500	USD	508,045	(2,395)
JP Morgan & Chase Co.	6/4/2014	JPY	5,029,199,000	USD	49,239,351	(164,628)
JP Morgan & Chase Co.	6/4/2014	JPY	49,591,000	USD	486,714	(440)
JP Morgan & Chase Co.	6/4/2014	JPY	99,999,000	USD	984,663	2,330
JP Morgan & Chase Co.	6/4/2014	JPY	51,961,500	USD	508,037	(2,403)
The Bank of New York Mellon	6/4/2014	JPY	32,700,000	USD	320,211	(1,015)
The Bank of New York Mellon	6/4/2014	JPY	50,000,000	USD	489,433	(1,738)
The Bank of New York Mellon	6/4/2014	JPY	56,600,000	USD	559,107	3,101
Barclays Bank PLC	6/4/2014	NOK	13,906,000	USD	2,331,141	5,274
Barclays Bank PLC	6/4/2014	NOK	291,000	USD	49,308	636
Barclays Bank PLC	6/4/2014	NOK	146,000	USD	24,619	200
JP Morgan & Chase Co.	6/4/2014	NOK	13,906,000	USD	2,331,943	6,076
JP Morgan & Chase Co.	6/4/2014	NOK	143,000	USD	24,166	248
JP Morgan & Chase Co.	6/4/2014	NOK	291,000	USD	49,308	636
JP Morgan & Chase Co.	6/4/2014	NOK	146,000	USD	24,619	200
The Bank of New York Mellon	6/4/2014	NOK	674,000	USD	112,827	96
Barclays Bank PLC	6/4/2014	NZD	301,000	USD	257,732	2,236
Barclays Bank PLC	6/4/2014	NZD	6,000	USD	5,182	89
Barclays Bank PLC	6/4/2014	NZD	3,000	USD	2,585	39
JP Morgan & Chase Co.	6/4/2014	NZD	301,000	USD	257,879	2,382
JP Morgan & Chase Co.	6/4/2014	NZD	3,000	USD	2,596	50
JP Morgan & Chase Co.	6/4/2014	NZD	6,000	USD	5,183	90
JP Morgan & Chase Co.	6/4/2014	NZD	3,000	USD	2,585	39
The Bank of New York Mellon	6/4/2014	NZD	8,000	USD	6,793	2
Barclays Bank PLC	6/4/2014	SEK	57,031,000	USD	8,745,421	223,794
Barclays Bank PLC	6/4/2014	SEK	1,139,500	USD	174,728	4,462
Barclays Bank PLC	6/4/2014	SEK	578,000	USD	88,187	1,822
JP Morgan & Chase Co.	6/4/2014	SEK	57,031,000	USD	8,745,712	224,085
JP Morgan & Chase Co.	6/4/2014	SEK	563,000	USD	86,510	2,386
JP Morgan & Chase Co.	6/4/2014	SEK	1,139,500	USD	174,725	4,460
JP Morgan & Chase Co.	6/4/2014	SEK	578,000	USD	88,187	1,821
The Bank of New York Mellon	6/4/2014	SEK	5,188,000	USD	776,666	1,470
Barclays Bank PLC	6/4/2014	SGD	3,855,000	USD	3,070,147	(3,280)
Barclays Bank PLC	6/4/2014	SGD	47,500	USD	38,104	235
Barclays Bank PLC	6/4/2014	SGD	23,500	USD	18,764	29
JP Morgan & Chase Co.	6/4/2014	SGD	3,855,000	USD	3,070,800	(2,627)
JP Morgan & Chase Co.	6/4/2014	SGD	24,000	USD	19,220	86
JP Morgan & Chase Co.	6/4/2014	SGD	47,500	USD	38,105	235
JP Morgan & Chase Co.	6/4/2014	SGD	23,500	USD	18,764	29
The Bank of New York Mellon	6/4/2014	SGD	535,000	USD	427,142	609
The Bank of New York Mellon	6/4/2014	SGD	167,000	USD	133,211	69
Barclays Bank PLC	6/4/2014	USD	21,849,007	AUD	23,477,500	(5,749)
Barclays Bank PLC	6/4/2014	USD	25,746,694	CHF	23,016,000	(43,703)
Barclays Bank PLC	6/4/2014	USD	3,726,250	DKK	20,380,000	(3,934)
Barclays Bank PLC	6/4/2014	USD	86,584,537	EUR	63,453,000	(88,622)
Barclays Bank PLC	6/4/2014	USD	59,600,048	GBP	35,532,500	(42,449)
Barclays Bank PLC	6/4/2014	USD	8,166,053	HKD	63,311,000	65
Barclays Bank PLC	6/4/2014	USD	50,923,389	JPY	5,181,159,500	(26,637)
Barclays Bank PLC	6/4/2014	USD	2,401,018	NOK	14,343,000	(2,060)
Barclays Bank PLC	6/4/2014	USD	263,221	NZD	310,000	(85)
Barclays Bank PLC	6/4/2014	USD	8,794,920	SEK	58,748,500	(16,662)
Barclays Bank PLC	6/4/2014	USD	3,131,681	SGD	3,926,000	(1,648)
JP Morgan & Chase Co.	6/4/2014	USD	22,064,570	AUD	23,707,500	(7,323)
JP Morgan & Chase Co.	6/4/2014	USD	26,007,047	CHF	23,249,000	(43,855)
JP Morgan & Chase Co.	6/4/2014	USD	3,764,067	DKK	20,587,000	(3,943)
JP Morgan & Chase Co.	6/4/2014	USD	87,430,812	EUR	64,073,000	(89,744)

See Notes to Financial Statements.	42

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/4/2014	USD	60,190,866	GBP	35,884,500	$(43,264)
JP Morgan & Chase Co.	6/4/2014	USD	8,243,701	HKD	63,913,000	65
JP Morgan & Chase Co.	6/4/2014	USD	51,410,394	JPY	5,230,750,500	(26,487)
JP Morgan & Chase Co.	6/4/2014	USD	2,425,044	NOK	14,486,000	(2,168)
JP Morgan & Chase Co.	6/4/2014	USD	265,768	NZD	313,000	(86)
JP Morgan & Chase Co.	6/4/2014	USD	8,879,366	SEK	59,311,500	(16,984)
JP Morgan & Chase Co.	6/4/2014	USD	3,150,800	SGD	3,950,000	(1,633)
The Bank of New York Mellon	6/4/2014	USD	245,688	AUD	264,000	(64)
The Bank of New York Mellon	6/4/2014	USD	911,763	CHF	800,000	(18,367)
The Bank of New York Mellon	6/4/2014	USD	207,016	CHF	186,000	698
The Bank of New York Mellon	6/4/2014	USD	8,200	DKK	45,000	19
The Bank of New York Mellon	6/4/2014	USD	550,239	EUR	400,000	(4,979)
The Bank of New York Mellon	6/4/2014	USD	684,366	EUR	500,000	(2,791)
The Bank of New York Mellon	6/4/2014	USD	316,868	EUR	233,000	746
The Bank of New York Mellon	6/4/2014	USD	311,251	GBP	185,000	(1,164)
The Bank of New York Mellon	6/4/2014	USD	175,170	HKD	1,358,000	(9)
The Bank of New York Mellon	6/4/2014	USD	16,999	JPY	1,730,000	(4)
The Bank of New York Mellon	6/4/2014	USD	1,352,118	JPY	137,570,000	(709)
The Bank of New York Mellon	6/4/2014	USD	113,097	NOK	674,000	(367)
The Bank of New York Mellon	6/4/2014	USD	6,788	NZD	8,000	3
The Bank of New York Mellon	6/4/2014	USD	758,918	SEK	5,000,000	(11,813)
The Bank of New York Mellon	6/4/2014	USD	28,304	SEK	188,000	(212)
The Bank of New York Mellon	6/4/2014	USD	560,638	SGD	702,000	(964)
Barclays Bank PLC	6/5/2014	ILS	4,007,000	USD	1,157,116	3,757
Barclays Bank PLC	6/5/2014	ILS	83,500	USD	24,194	160
Barclays Bank PLC	6/5/2014	ILS	41,500	USD	11,999	54
JP Morgan & Chase Co.	6/5/2014	ILS	4,007,000	USD	1,157,155	3,796
JP Morgan & Chase Co.	6/5/2014	ILS	40,000	USD	11,607	94
JP Morgan & Chase Co.	6/5/2014	ILS	83,500	USD	24,212	177
JP Morgan & Chase Co.	6/5/2014	ILS	41,500	USD	12,000	54
Barclays Bank PLC	6/5/2014	USD	1,189,784	ILS	4,132,000	(445)
JP Morgan & Chase Co.	6/5/2014	USD	1,201,267	ILS	4,172,000	(415)
Barclays Bank PLC	7/3/2014	AUD	23,907,000	USD	22,203,937	6,032
JP Morgan & Chase Co.	7/3/2014	AUD	23,907,000	USD	22,204,463	6,558
Barclays Bank PLC	7/3/2014	CHF	23,425,000	USD	26,211,257	43,013
JP Morgan & Chase Co.	7/3/2014	CHF	23,425,000	USD	26,209,790	41,547
The Bank of New York Mellon	7/3/2014	CHF	837,568	USD	937,200	1,546
Barclays Bank PLC	7/3/2014	DKK	22,775,000	USD	4,164,942	4,278
JP Morgan & Chase Co.	7/3/2014	DKK	22,775,000	USD	4,164,876	4,211
Barclays Bank PLC	7/3/2014	EUR	65,304,000	USD	89,104,043	89,023
JP Morgan & Chase Co.	7/3/2014	EUR	65,304,000	USD	89,104,043	89,023
Barclays Bank PLC	7/3/2014	GBP	36,480,000	USD	61,175,829	43,165
JP Morgan & Chase Co.	7/3/2014	GBP	36,480,000	USD	61,175,136	42,472
Barclays Bank PLC	7/3/2014	HKD	62,633,000	USD	8,078,946	(175)
JP Morgan & Chase Co.	7/3/2014	HKD	62,633,000	USD	8,078,894	(227)
The Bank of New York Mellon	7/3/2014	HKD	3,145,996	USD	405,800	(7)
Barclays Bank PLC	7/3/2014	ILS	4,334,000	USD	1,247,388	180
JP Morgan & Chase Co.	7/3/2014	ILS	4,334,000	USD	1,247,542	334
Barclays Bank PLC	7/3/2014	JPY	5,541,467,000	USD	54,474,334	28,168
JP Morgan & Chase Co.	7/3/2014	JPY	5,541,467,000	USD	54,472,299	26,134
Barclays Bank PLC	7/3/2014	NOK	15,095,000	USD	2,523,973	2,157
JP Morgan & Chase Co.	7/3/2014	NOK	15,095,000	USD	2,524,058	2,242
Barclays Bank PLC	7/3/2014	NZD	454,000	USD	384,527	205
JP Morgan & Chase Co.	7/3/2014	NZD	454,000	USD	384,497	176
Barclays Bank PLC	7/3/2014	SEK	58,047,000	USD	8,685,107	16,260
JP Morgan & Chase Co.	7/3/2014	SEK	58,047,000	USD	8,685,185	16,338
Barclays Bank PLC	7/3/2014	SGD	4,675,000	USD	3,729,022	1,843

See Notes to Financial Statements.	43

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	7/3/2014	SGD	4,675,000	USD	3,729,022	$1,843
The Bank of New York Mellon	7/3/2014	USD	169,000	AUD	181,961	(48)
The Bank of New York Mellon	7/3/2014	USD	857,500	DKK	4,688,819	(920)
The Bank of New York Mellon	7/3/2014	USD	1,988,600	EUR	1,457,422	(2,007)
The Bank of New York Mellon	7/3/2014	USD	827,800	GBP	493,627	(588)
The Bank of New York Mellon	7/3/2014	USD	60,300	ILS	209,461	(23)
The Bank of New York Mellon	7/3/2014	USD	2,461,100	JPY	250,357,859	(1,277)
The Bank of New York Mellon	7/3/2014	USD	48,800	NOK	291,849	(43)
The Bank of New York Mellon	7/3/2014	USD	288,800	NZD	340,975	(157)
The Bank of New York Mellon	7/3/2014	USD	677,000	SGD	848,718	(354)

Total net unrealized appreciation						$4,688,601

Currency Abbreviations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Sheqel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Less than 0.1%.

CDI – Chess Depositary Interest.

FDR – Fixed Depositary Receipt.

REIT – Real Estate Investment Trust.

RSP – Risparmio (Convertible Savings Shares).

SDR – Swedish Depositary Receipt.

See Notes to Financial Statements.	44

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 92.6%
Brazil — 6.5%
Ambev SA	27,289	$193,190
Banco Bradesco SA	4,483	63,954
Banco do Brasil SA	4,943	50,240
Banco Santander Brasil SA	7,794	52,394
BB Seguridade Participacoes SA	3,017	38,381
BM&F Bovespa SA	19,651	96,312
BR Malls Participacoes SA	6,101	50,408
BRF SA	7,829	168,476
CCR SA	9,941	77,964
Centrais Eletricas Brasileiras SA	3,220	9,472
Cia Siderurgica Nacional SA	9,822	37,661
Cielo SA	9,320	166,531
Cosan SA Industria e Comercio	1,357	22,799
CPFL Energia SA	2,709	22,008
Duratex SA	1,888	7,768
EcoRodovias Infraestrutura e Logistica SA	1,109	7,188
EDP — Energias do Brasil SA	2,033	8,521
Embraer SA	8,813	80,211
JBS SA	10,165	34,030
Klabin SA	3,454	17,638
Kroton Educacional SA	400	10,154
Localiza Rent a Car SA	1,425	22,581
Lojas Renner SA	2,852	86,198
Multiplan Empreendimentos Imobiliarios SA	676	14,502
Natura Cosmeticos SA	2,709	46,688
Petroleo Brasileiro SA	21,829	153,366
Souza Cruz SA	2,033	20,826
Tim Participacoes SA	6,777	36,785
Totvs SA	2,033	35,446
Tractebel Energia SA	1,357	20,110
Ultrapar Participacoes SA	4,066	97,734
Vale SA	12,038	152,604

		1,902,140

Chile — 1.7%
AES Gener SA	46,951	24,716
Banco de Credito e Inversiones	711	40,946
Banco Santander Chile	409,785	25,589
CAP SA	677	9,759
Cencosud SA	9,197	32,522
Colbun SA	71,270	17,688
Corpbanca SA	1,294,340	15,463
Empresa Nacional de Electricidad SA	36,225	53,300
Empresas CMPC SA	13,237	28,927
Empresas Copec SA	3,616	48,191
Enersis SA	155,897	50,613
ENTEL Chile SA	1,358	17,103
LATAM Airlines Group SA*	2,608	37,758
SACI Falabella	11,319	105,944

		508,519

China — 16.2%
AAC Technologies Holdings, Inc.	2,700	15,933
Agile Property Holdings Ltd.	8,582	6,642
Agricultural Bank of China Ltd., Class H	135,503	60,473
Air China Ltd., Class H	38,549	22,027

	Number of Shares	Value

China (Continued)
Anhui Conch Cement Co. Ltd., Class H	16,941	$60,964
Anta Sports Products Ltd.	33,876	49,811
Bank of China Ltd., Class H	668,983	318,401
Bank of Communications Co. Ltd., Class H	74,526	49,889
BBMG Corp., Class H	6,640	4,479
Belle International Holdings Ltd.	33,876	33,601
Biostime International Holdings Ltd.	1,370	9,242
Byd Co. Ltd., Class H*	10,386	50,906
China BlueChemical Ltd., Class H	28,000	14,988
China CITIC Bank Corp. Ltd., Class H	67,757	39,415
China Communications Construction Co. Ltd., Class H	40,652	27,161
China Communications Services Corp. Ltd., Class H	54,080	25,670
China Construction Bank Corp., Class H	563,030	413,215
China Gas Holdings Ltd.	61,180	98,955
China Life Insurance Co. Ltd., Class H	59,044	162,214
China Longyuan Power Group Corp., Class H	60,977	67,796
China Mengniu Dairy Co. Ltd.	22,586	110,849
China Merchants Bank Co. Ltd., Class H	30,490	56,159
China Minsheng Banking Corp. Ltd., Class H	57,592	59,130
China National Building Material Co. Ltd., Class H	1,558	1,409
China Pacific Insurance Group Co. Ltd., Class H	16,280	54,386
China Petroleum & Chemical Corp., Class H	176,152	159,726
China Resources Cement Holdings Ltd.	21,002	13,247
China Resources Enterprise Ltd.	13,567	38,061
China Resources Power Holdings Co. Ltd.	20,104	52,769
China Shenhua Energy Co. Ltd., Class H.	27,106	74,295
China Shipping Container Lines Co. Ltd., Class H*	31,960	7,709
China State Construction International Holdings Ltd.	20,104	34,799
China Telecom Corp. Ltd., Class H	121,958	61,349
CNOOC Ltd.	124,728	213,968
Country Garden Holdings Co. Ltd.	129,020	54,251
Dongfeng Motor Group Co. Ltd., Class H	40,700	62,470
ENN Energy Holdings Ltd.*	2,033	14,383
Fosun International Ltd.	60,691	71,628
GOME Electrical Appliances Holding Ltd.	52,855	8,863
Great Wall Motor Co. Ltd., Class H	29,136	119,506
Guangdong Investment Ltd.	40,876	45,342
Guangzhou R&F Properties Co. Ltd., Class H	1,230	1,691
Haitian International Holdings Ltd.	1,282	2,811
Hengan International Group Co. Ltd.	4,523	47,984
Industrial & Commercial Bank of China Ltd., Class H	466,361	303,170
Intime Retail Group Co. Ltd.	11,745	11,407
Lee & Man Paper Manufacturing Ltd.	115,178	57,344
Lenovo Group Ltd.	54,260	67,187
Longfor Properties Co. Ltd.	21,909	27,722
Nine Dragons Paper Holdings Ltd.	48,193	31,329
PetroChina Co. Ltd., Class H	191,254	228,183
PICC Property & Casualty Co. Ltd., Class H	40,700	59,951
Ping An Insurance Group Co. of China Ltd., Class H	13,567	104,907
Poly Property Group Co. Ltd.	36,177	16,472

See Notes to Financial Statements.	45

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

China (Continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,900	$6,710
Shanghai Industrial Holdings Ltd.	20,326	62,790
Shenzhou International Group Holdings Ltd.*	3,380	11,793
Sihuan Pharmaceutical Holdings Group Ltd.	6,483	7,726
Sino Biopharmaceutical Ltd.	143,091	116,644
Sinopec Engineering Group Co. Ltd., Class H	4,600	5,304
Sinopharm Group Co. Ltd., Class H	5,879	15,962
Soho China Ltd.	81,303	63,864
Tencent Holdings Ltd.	20,220	285,059
Tingyi Cayman Islands Holding Corp.	27,106	77,266
Tsingtao Brewery Co. Ltd., Class H	8,571	67,436
Uni-President China Holdings Ltd.	56,235	43,665
Want Want China Holdings Ltd.	74,526	104,008
Weichai Power Co. Ltd., Class H	2,000	7,468
Yanzhou Coal Mining Co. Ltd., Class H	32,000	25,219
Zhongsheng Group Holdings Ltd.	20,548	25,761
Zhuzhou CSR Times Electric Co. Ltd., Class H	700	2,059
Zijin Mining Group Co. Ltd., Class H	4,918	1,135
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	26,100	17,371

		4,753,479

Colombia — 0.7%
Almacenes Exito SA	1,358	21,822
Cementos Argos SA	3,400	19,346
Cemex Latam Holdings SA*	4,134	37,985
Grupo de Inversiones Suramericana SA	3,056	61,666
Interconexion Electrica SA ESP*	5,434	25,766
Isagen SA ESP	25,794	39,003

		205,588

Czech Republic — 0.2%
CEZ AS	1,358	39,749
Telefonica Czech Republic AS	344	4,985

		44,734

Egypt — 0.2%
Commercial International Bank Egypt SAE	6,029	30,430
Talaat Moustafa Group	352	450
Telecom Egypt Co.	16,602	31,763

		62,643

Greece — 0.7%
Alpha Bank AE*	645	607
Eurobank Ergasias SA*	5,700	3,186
Hellenic Telecommunications Organization SA*	3,282	47,021
National Bank of Greece SA*	10,062	35,936
OPAP SA	1,872	31,796
Piraeus Bank SA*	17,700	43,430
Public Power Corp. SA	2,631	39,451
Titan Cement Co. SA*	600	18,165

		219,592

Hong Kong — 2.4%
Beijing Enterprises Holdings Ltd.	5,420	46,315
Beijing Enterprises Water Group Ltd.	27,611	17,664
Brilliance China Automotive Holdings Ltd.	7,681	12,741

	Number of Shares	Value

Hong Kong (Continued)
China Everbright International Ltd.	30,859	$39,285
China Mobile Ltd.	44,070	431,153
China Overseas Land & Investment Ltd.	40,700	106,042
China Taiping Insurance Holdings Co. Ltd.*	245	427
CITIC 21CN Co. Ltd.*	10,000	7,984
Hanergy Solar Group Ltd.*	2,000	292
Kunlun Energy Co. Ltd.*	24,527	39,988

		701,891

Hungary — 0.4%
MOL Hungarian Oil and Gas PLC	2,192	126,368

India — 5.6%
Dr. Reddy’s Laboratories Ltd., ADR	3,717	152,806
HDFC Bank Ltd., ADR	5,876	264,595
ICICI Bank Ltd., ADR*	4,467	221,876
Infosys Ltd., ADR	2,037	104,763
Larsen & Toubro Ltd., GDR	8,297	216,303
Reliance Industries Ltd., GDR, 144A	9,981	357,020
Tata Motors Ltd., ADR	5,203	193,760
Wipro Ltd., ADR	12,226	136,198

		1,647,321

Indonesia — 2.6%
PT Astra Agro Lestari Tbk	6,777	15,861
PT Astra International Tbk	168,663	102,209
PT Bank Central Asia Tbk	98,238	90,665
PT Bank Danamon Indonesia Tbk*	41,829	14,904
PT Bank Mandiri Persero Tbk	84,691	73,810
PT Bank Negara Indonesia Persero Tbk	64,366	26,325
PT Bank Rakyat Indonesia Persero Tbk	91,468	79,912
PT Charoen Pokphand Indonesia Tbk	110,801	35,827
PT Gudang Garam Tbk	5,420	24,164
PT Indo Tambangraya Megah Tbk	831	2,039
PT Lippo Karawaci Tbk	6,700	594
PT Matahari Department Store Tbk*	3,690	4,591
PT Perusahaan Gas Negara Persero Tbk	145,668	67,687
PT Semen Indonesia Persero Tbk	27,106	34,187
PT Telekomunikasi Indonesia Persero Tbk	406,949	89,756
PT Unilever Indonesia Tbk	13,567	33,845
PT United Tractors Tbk	23,350	43,350
PT XL Axiata Tbk	29,138	13,664

		753,390

Malaysia — 5.0%
AirAsia Bhd*	21,200	16,495
AMMB Holdings Bhd	14,800	33,810
Axiata Group Bhd	3,500	7,549
British American Tobacco Malaysia Bhd	5,300	103,757
CIMB Group Holdings Bhd	39,800	90,923
DiGi.Com Bhd	37,500	63,259
Genting Bhd	18,900	57,236
Genting Malaysia Bhd	26,200	33,188
Hong Leong Bank Bhd	13,500	58,319
IOI Corp. Bhd	38,300	58,767
IOI Properties Group Bhd*	12,466	9,622
Kuala Lumpur Kepong Bhd	5,000	37,224
Lafarge Malaysia Bhd	24,300	74,723

See Notes to Financial Statements.	46

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Malaysia (Continued)
Malayan Banking Bhd	26,600	$81,795
Maxis Bhd	32,300	66,047
MMC Corp. Bhd	22,000	18,556
Petronas Chemicals Group Bhd	29,400	61,673
Petronas Dagangan Bhd	13,100	102,908
Petronas Gas Bhd	6,200	47,277
Public Bank Bhd	15,800	106,219
RHB Capital Bhd	5,800	15,163
Sime Darby Bhd	22,000	65,390
Telekom Malaysia Bhd	24,200	46,547
Tenaga Nasional Bhd	26,800	100,594
UMW Holdings Bhd	18,400	61,849
YTL Corp. Bhd	42,893	21,760
YTL Power International Bhd*	30,870	14,508

		1,455,158

Mexico — 5.2%
Alfa SAB de CV, Class A	27,106	75,859
America Movil SAB de CV, Series L	306,372	296,207
Arca Continental SAB de CV	6,777	44,126
Cemex SAB de CV*	128,147	165,062
Coca-Cola Femsa SAB de CV, Series L	2,710	31,180
Fomento Economico Mexicano SAB de CV	15,611	148,187
Grupo Bimbo SAB de CV	14,934	43,211
Grupo Carso SAB de CV, Series A1	6,099	31,656
Grupo Financiero Banorte SAB de CV, Class O	16,942	122,527
Grupo Financiero Inbursa SAB de CV, Class O	28,457	77,979
Grupo Financiero Santander Mexico SAB de CV, Class B	9,054	24,078
Grupo Mexico SAB de CV, Series B	32,899	108,345
Grupo Televisa SAB, Series CPO	27,586	186,353
Industrias Penoles SAB de CV	1,131	27,366
Minera Frisco SAB de CV, Class A1*	5,421	10,432
Wal-Mart de Mexico SAB de CV, Series V	50,899	129,658

		1,522,226

Peru — 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	1,021	10,914
Credicorp Ltd.	140	21,875

		32,789

Philippines — 1.3%
Aboitiz Power Corp.	31,700	26,081
Ayala Land, Inc.	77,500	53,137
Bank of the Philippine Islands	16,660	32,174
BDO Unibank, Inc.	16,429	33,192
Energy Development Corp.	137,000	18,724
Metropolitan Bank & Trust Company	16,789	32,039
Philippine Long Distance Telephone Co.	675	43,504
SM Investments Corp.	1,660	29,820
Universal Robina Corp.	30,040	102,296

		370,967

Poland — 2.9%
Bank Pekao SA	2,489	152,181
Enea SA	4,819	25,414
Orange Polska SA	16,680	57,452
PGE SA	14,966	103,343

	Number of Shares	Value

Poland (Continued)
Powszechna Kasa Oszczednosci Bank Polski SA	11,266	$150,760
Powszechny Zaklad Ubezpieczen SA	2,118	311,631
Synthos SA	25,672	37,316

		838,097

Russia — 5.5%
Gazprom OAO, ADR*	12,677	103,330
Lukoil OAO, ADR	3,876	219,304
Magnit OJSC, GDR	3,328	193,690
MegaFon OAO, GDR*	3,566	107,087
MMC Norilsk Nickel OJSC, ADR	12,639	243,806
Mobile Telesystems OJSC, ADR	2,716	50,219
NovaTek OAO, GDR	1,510	175,160
Rosneft Oil Co. OJSC, GDR*	32,759	213,654
Sistema JSFC, GDR*	2,697	77,269
Surgutneftegas OJSC, ADR*	10,185	74,707
Tatneft, ADR*	1,704	60,918
VTB Bank OJSC, GDR*	33,931	91,139

		1,610,283

South Africa — 4.6%
AngloGold Ashanti Ltd., ADR*	7,117	112,378
Gold Fields Ltd., ADR	29,573	104,688
Harmony Gold Mining Co. Ltd., ADR*	33,259	88,136
Impala Platinum Holdings Ltd., ADR	12,329	127,729
MTN Group Ltd., ADR	23,906	509,197
Sasol Ltd., ADR	7,196	405,063

		1,347,191

South Korea — 16.0%
Amorepacific Corp.	50	71,015
Celltrion, Inc.*	426	20,315
Cheil Industries, Inc.	1,492	97,107
Coway Co. Ltd.	1,456	122,451
Daewoo Engineering & Construction Co. Ltd.*	2,080	17,024
Daewoo International Corp.	620	19,569
DGB Financial Group, Inc.	1,350	20,643
Doosan Corp.	181	22,621
Doosan Heavy Industries & Construction Co. Ltd.	620	20,389
Doosan Infracore Co. Ltd.*	680	8,165
E-Mart Co. Ltd.	458	105,050
Hana Financial Group, Inc.	1,890	68,638
Hankook Tire Co. Ltd.	273	16,189
Hanwha Corp.	620	16,469
Hanwha Life Insurance Co. Ltd.	5,480	34,807
Hyundai Department Store Co. Ltd.	116	15,009
Hyundai Engineering & Construction Co. Ltd.	876	45,852
Hyundai Heavy Industries Co. Ltd.	344	62,380
Hyundai Merchant Marine Co. Ltd.*	680	6,339
Hyundai Mipo Dockyard Co. Ltd.	121	19,155
Hyundai Mobis	532	150,183
Hyundai Motor Co.	1,274	280,350
Hyundai Steel Co.	577	38,912
Hyundai Wia Corp.	158	27,877
Kangwon Land, Inc.	620	18,505
KB Financial Group, Inc.	3,232	110,088
Kia Motors Corp.	2,485	143,225

See Notes to Financial Statements.	47

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

South Korea (Continued)
Korea Electric Power Corp.	250	$9,581
Korea Gas Corp.*	594	33,945
Korean Air Lines Co. Ltd.*	261	8,532
KT&G Corp.	2,082	169,384
Kumho Petro Chemical Co. Ltd.	84	6,686
LG Chem Ltd.	375	95,570
LG Corp.	903	53,727
LG Display Co. Ltd.*	1,080	28,741
LG Electronics, Inc.	795	56,808
LG Household & Health Care Ltd.	134	66,987
LG Uplus Corp.	6,690	62,887
Lotte Shopping Co. Ltd.	154	44,983
LS Corp.	605	42,638
NAVER Corp.	128	95,103
NCSoft Corp.	135	22,297
Neo Holdings Co. Ltd.*	26	—
OCI Co. Ltd.*	181	31,048
POSCO	499	141,355
Samsung C&T Corp.	1,011	72,341
Samsung Card Co. Ltd.	620	22,820
Samsung Electro-Mechanics Co. Ltd.	282	17,387
Samsung Electronics Co. Ltd.	717	1,014,146
Samsung Fire & Marine Insurance Co. Ltd.	675	172,025
Samsung Heavy Industries Co. Ltd.	1,620	44,700
Samsung Life Insurance Co. Ltd.	2,135	209,064
Samsung SDI Co. Ltd.	375	55,688
Shinhan Financial Group Co. Ltd.	3,250	141,284
SK C&C Co. Ltd.	166	26,929
SK Holdings Co. Ltd.	356	64,206
SK Hynix, Inc.*	4,690	202,964
SK Innovation Co. Ltd.	273	28,499
SK Networks Co. Ltd.*	2,080	19,328
S-Oil Corp.	484	26,140
Woori Finance Holdings Co. Ltd.*	4,077	47,955

		4,714,075

Taiwan — 10.3%
Advanced Semiconductor Engineering, Inc., ADR	69,615	448,321
AU Optronics Corp., ADR*	25,295	94,603
Chunghwa Telecom Co. Ltd., ADR	11,134	354,618
Hon Hai Precision Industry Co. Ltd., GDR	101,523	632,489
Siliconware Precision Industries Co., ADR	48,673	384,517
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,728	857,927
United Microelectronics Corp., ADR	112,024	257,655

		3,030,130

Thailand — 2.3%
Bangkok Bank PCL, NVDR	13,000	73,256
Indorama Ventures PCL, NVDR	135,700	103,335
IRPC PCL, NVDR	654,708	70,596
Kasikornbank PCL, NVDR	15,800	90,238
Krung Thai Bank PCL, NVDR	163,100	93,896
PTT Exploration & Production PCL, NVDR	11,600	54,237
PTT PCL, NVDR	5,800	51,940
Siam Commercial Bank PCL, NVDR	19,300	93,472

	Number of Shares	Value

Thailand (Continued)
Thai Oil PCL, NVDR	32,300	$48,947

		679,917

Turkey—2.1%
Akbank TAS	14,806	57,744
Arcelik AS	5,924	37,283
BIM Birlesik Magazalar AS	2,684	58,929
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	11,537	14,742
Enka Insaat ve Sanayi AS	9,771	27,160
Eregli Demir ve Celik Fabrikalari TAS	13,262	19,728
Ford Otomotiv Sanayi AS*	3,504	46,444
Haci Omer Sabanci Holding AS	4,754	23,119
TAV Havalimanlari Holding AS	593	4,722
Tofas Turk Otomobil Fabrikasi AS	2,687	16,654
Turk Hava Yollari*	12,462	42,363
Turk Telekomunikasyon AS	4,076	11,796
Turkcell Iletisim Hizmetleri AS*	11,999	75,230
Turkiye Garanti Bankasi AS	17,023	69,393
Turkiye Halk Bankasi AS	2,723	21,162
Turkiye Is Bankasi, Class C	21,503	61,206
Turkiye Vakiflar Bankasi TAO, Class D	8,823	21,286
Yapi ve Kredi Bankasi AS	8,145	18,990

		627,951

United States — 0.1%
Southern Copper Corp.	1,048	31,147

TOTAL COMMON STOCKS (Cost $25,579,713)		27,185,596

PREFERRED STOCKS — 5.9%
Brazil — 5.1%
AES Tiete SA	557	4,254
Banco Bradesco SA	16,378	228,165
Bradespar SA	2,341	19,436
Braskem SA	4,066	26,571
Cia Brasileira de Distribuicao.	1,357	61,663
Cia Energetica de Minas Gerais	7,747	53,876
Gerdau SA	8,129	48,368
Itau Unibanco Holding SA	24,709	384,923
Itausa — Investimentos Itau SA	26,821	102,241
Metalurgica Gerdau SA	4,067	29,609
Oi SA	2,709	2,346
Petroleo Brasileiro SA	34,175	254,600
Telefonica Brasil SA	3,385	67,615
Vale SA	18,423	210,849

		1,494,516

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	1,510	45,690

Colombia — 0.1%
Bancolombia SA	810	11,318
Grupo Argos SA	524	5,720

		17,038

See Notes to Financial Statements.	48

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

South Korea — 0.6%
Samsung Electronics Co. Ltd.	160	$173,613

TOTAL PREFERRED STOCKS (Cost $1,779,224)		1,730,857

RIGHTS — 0.0% (a)
China — 0.0% (a)
Uni-President China Holdings Ltd.*, expires 7/17/14 (Cost $0)	11,247	2,118

TOTAL INVESTMENTS — 98.5% (Cost $27,358,937)		$28,918,571
Other assets less liabilities — 1.5%		454,275

NET ASSETS — 100.0%		$29,372,846

As of May 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI Emerging Markets Index Futures	4	$204,920	6/20/2014	$15,820

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	BRL	3,910,000	USD	1,731,698	$(11,632)
JP Morgan & Chase Co.	6/4/2014	BRL	3,910,000	USD	1,732,580	(10,750)
The Bank of New York Mellon	6/4/2014	BRL	32,000	USD	14,279	12
JP Morgan & Chase Co.	6/4/2014	CLP	309,297,000	USD	545,839	(16,846)
JP Morgan & Chase Co.	6/4/2014	CZK	913,000	USD	46,095	799
JP Morgan & Chase Co.	6/4/2014	EGP	472,000	USD	66,525	698
JP Morgan & Chase Co.	6/4/2014	EUR	111,000	USD	153,893	2,583
Barclays Bank PLC	6/4/2014	HKD	42,076,000	USD	5,427,257	118
The Bank of New York Mellon	6/4/2014	HKD	408,000	USD	52,628	2
The Bank of New York Mellon	6/4/2014	HKD	46,000	USD	5,933	—
JP Morgan & Chase Co.	6/4/2014	HUF	40,726,000	USD	183,463	143
The Bank of New York Mellon	6/4/2014	HUF	1,800,000	USD	8,110	8
Barclays Bank PLC	6/4/2014	IDR	8,737,259,000	USD	753,992	6,126
Barclays Bank PLC	6/4/2014	INR	93,135,000	USD	1,535,108	(39,642)
The Bank of New York Mellon	6/4/2014	INR	2,688,300	USD	45,000	(454)
The Bank of New York Mellon	6/4/2014	INR	1,969,700	USD	33,328	24
JP Morgan & Chase Co.	6/4/2014	MXN	19,508,000	USD	1,486,695	(30,187)
The Bank of New York Mellon	6/4/2014	MXN	60,000	USD	4,662	(3)
Barclays Bank PLC	6/4/2014	MYR	4,733,000	USD	1,446,825	(25,820)
Barclays Bank PLC	6/4/2014	PHP	16,073,000	USD	361,232	(6,090)
JP Morgan & Chase Co.	6/4/2014	PLN	3,391,000	USD	1,117,904	505
The Bank of New York Mellon	6/4/2014	PLN	12,000	USD	3,954	—
The Bank of New York Mellon	6/4/2014	PLN	82,000	USD	27,058	38
JP Morgan & Chase Co.	6/4/2014	RUB	43,667,000	USD	1,215,566	(34,895)
Barclays Bank PLC	6/4/2014	THB	22,526,000	USD	694,561	8,542
Barclays Bank PLC	6/4/2014	TRY	1,072,000	USD	502,082	(8,544)
The Bank of New York Mellon	6/4/2014	TRY	14,000	USD	6,682	13
Barclays Bank PLC	6/4/2014	USD	1,743,201	BRL	3,910,000	129
Barclays Bank PLC	6/4/2014	USD	5,427,095	HKD	42,076,000	43
Barclays Bank PLC	6/4/2014	USD	744,864	IDR	8,737,259,000	3,001

See Notes to Financial Statements.	49

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	USD	1,573,492	INR	93,135,000	$1,259
Barclays Bank PLC	6/4/2014	USD	1,471,704	MYR	4,733,000	941
Barclays Bank PLC	6/4/2014	USD	366,378	PHP	16,073,000	943
Barclays Bank PLC	6/4/2014	USD	685,744	THB	22,526,000	274
Barclays Bank PLC	6/4/2014	USD	511,653	TRY	1,072,000	(1,028)
JP Morgan & Chase Co.	6/4/2014	USD	1,746,705	BRL	3,910,000	(3,376)
JP Morgan & Chase Co.	6/4/2014	USD	561,399	CLP	309,297,000	1,286
JP Morgan & Chase Co.	6/4/2014	USD	45,306	CZK	913,000	(10)
JP Morgan & Chase Co.	6/4/2014	USD	66,011	EGP	472,000	(184)
JP Morgan & Chase Co.	6/4/2014	USD	151,465	EUR	111,000	(155)
JP Morgan & Chase Co.	6/4/2014	USD	183,511	HUF	40,726,000	(191)
JP Morgan & Chase Co.	6/4/2014	USD	1,515,950	MXN	19,508,000	932
JP Morgan & Chase Co.	6/4/2014	USD	1,119,031	PLN	3,391,000	(1,632)
JP Morgan & Chase Co.	6/4/2014	USD	1,252,792	RUB	43,667,000	(2,331)
JP Morgan & Chase Co.	6/4/2014	USD	1,261,840	ZAR	13,355,000	(777)
The Bank of New York Mellon	6/4/2014	USD	14,267	BRL	32,000	1
The Bank of New York Mellon	6/4/2014	USD	58,562	HKD	454,000	(3)
The Bank of New York Mellon	6/4/2014	USD	8,044	HUF	1,800,000	58
The Bank of New York Mellon	6/4/2014	USD	79,706	INR	4,658,000	(947)
The Bank of New York Mellon	6/4/2014	USD	4,660	MXN	60,000	6
The Bank of New York Mellon	6/4/2014	USD	30,755	PLN	94,000	220
The Bank of New York Mellon	6/4/2014	USD	6,649	TRY	14,000	20
JP Morgan & Chase Co.	6/4/2014	ZAR	13,355,000	USD	1,262,158	1,095
JP Morgan & Chase Co.	6/5/2014	COP	404,622,000	USD	208,600	(4,499)
Barclays Bank PLC	6/5/2014	KRW	2,570,372,000	USD	2,484,315	(34,526)
JP Morgan & Chase Co.	6/5/2014	KRW	2,570,372,000	USD	2,483,379	(35,462)
The Bank of New York Mellon	6/5/2014	KRW	35,889,350	USD	35,000	(170)
Barclays Bank PLC	6/5/2014	TWD	89,148,000	USD	2,956,326	(16,968)
The Bank of New York Mellon	6/5/2014	TWD	1,434,000	USD	47,610	(218)
Barclays Bank PLC	6/5/2014	USD	2,516,642	KRW	2,570,372,000	2,200
Barclays Bank PLC	6/5/2014	USD	2,971,600	TWD	89,148,000	1,693
JP Morgan & Chase Co.	6/5/2014	USD	212,893	COP	404,622,000	207
JP Morgan & Chase Co.	6/5/2014	USD	2,519,479	KRW	2,570,372,000	(637)
The Bank of New York Mellon	6/5/2014	USD	35,178	KRW	35,889,350	(8)
The Bank of New York Mellon	6/5/2014	USD	47,775	TWD	1,434,000	52
Barclays Bank PLC	7/3/2014	BRL	3,903,000	USD	1,725,235	(698)
JP Morgan & Chase Co.	7/3/2014	BRL	3,903,000	USD	1,728,751	2,817
JP Morgan & Chase Co.	7/3/2014	CLP	308,156,000	USD	557,305	(1,525)
JP Morgan & Chase Co.	7/3/2014	COP	428,948,000	USD	225,062	(377)
JP Morgan & Chase Co.	7/3/2014	CZK	905,000	USD	44,918	9
JP Morgan & Chase Co.	7/3/2014	EUR	182,000	USD	248,330	248
Barclays Bank PLC	7/3/2014	HKD	42,408,000	USD	5,470,151	(119)
The Bank of New York Mellon	7/3/2014	HKD	645,790	USD	83,300	(1)
JP Morgan & Chase Co.	7/3/2014	HUF	28,238,000	USD	127,063	122
The Bank of New York Mellon	7/3/2014	HUF	13,467,844	USD	60,600	57
Barclays Bank PLC	7/3/2014	IDR	9,149,596,000	USD	776,706	(2,510)
Barclays Bank PLC	7/3/2014	KRW	2,532,393,000	USD	2,475,748	(2,325)
JP Morgan & Chase Co.	7/3/2014	KRW	2,532,393,000	USD	2,478,365	291
JP Morgan & Chase Co.	7/3/2014	MXN	19,988,000	USD	1,549,686	(912)
Barclays Bank PLC	7/3/2014	MYR	4,693,000	USD	1,456,549	(528)
Barclays Bank PLC	7/3/2014	PHP	16,525,000	USD	376,681	(824)
JP Morgan & Chase Co.	7/3/2014	PLN	2,584,000	USD	851,092	1,202
The Bank of New York Mellon	7/3/2014	PLN	835,306	USD	275,100	364
JP Morgan & Chase Co.	7/3/2014	RUB	47,339,000	USD	1,348,853	2,477
Barclays Bank PLC	7/3/2014	TRY	1,310,000	USD	620,880	1,190
Barclays Bank PLC	7/3/2014	TWD	91,482,000	USD	3,050,925	(1,710)
The Bank of New York Mellon	7/3/2014	USD	10,900	BRL	24,449	(88)

See Notes to Financial Statements.	50

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	7/3/2014	USD	65,900	EUR	48,297	$(66)
The Bank of New York Mellon	7/3/2014	USD	73,400	TRY	154,835	(156)
JP Morgan & Chase Co.	7/3/2014	ZAR	14,511,000	USD	1,364,746	873
JP Morgan & Chase Co.	7/7/2014	EGP	550,000	USD	75,442	378
Barclays Bank PLC	7/7/2014	INR	96,973,000	USD	1,630,196	2,832
Barclays Bank PLC	7/7/2014	THB	22,554,000	USD	684,949	(916)

Total net unrealized depreciation						$(253,909)

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kronua

EGP – Egyptian Pound

EUR – Euro

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of this security amounted to $357,020 or 1.2% of net assets.

(a) Less than 0.1%.

ADR – American Depositary Receipt.

CPO – Ordinary Participation Certificates.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	51

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 92.6%
Basic Materials — 14.0%
BASF SE	32,464	$3,738,101
Brenntag AG	1,839	343,564
K+S AG	6,005	208,737
LANXESS AG	2,940	209,041
Linde AG	6,562	1,370,829
ThyssenKrupp AG*	16,127	484,300

		6,354,572

Communications — 6.6%
Axel Springer SE	1,380	88,885
Deutsche Telekom AG	110,130	1,850,288
Kabel Deutschland Holding AG	768	109,297
ProSiebenSat.1 Media AG	7,806	355,244
RTL Group SA (Luxembourg)	1,348	157,110
Sky Deutschland AG*	15,313	142,862
Telefonica Deutschland Holding AG*	9,869	76,628
United Internet AG	4,115	190,187

		2,970,501

Consumer, Cyclical — 15.7%
adidas AG	7,395	793,744
Bayerische Motoren Werke AG	11,703	1,469,117
Continental AG	3,888	919,279
Daimler AG	34,031	3,233,360
Deutsche Lufthansa AG	8,037	211,993
Hugo Boss AG	1,118	158,878
Volkswagen AG	1,029	271,070

		7,057,441

Consumer, Non-cyclical — 15.7%
Bayer AG	29,229	4,227,426
Beiersdorf AG	3,540	357,479
Celesio AG*	1,805	64,195
Fresenius Medical Care AG & Co. KGaA	7,685	509,128
Fresenius SE & Co. KGaA	4,450	663,929
Henkel AG & Co. KGaA	4,132	419,007
Merck KGaA	2,268	389,547
Metro AG*	5,728	239,086
QIAGEN NV (Netherlands)*	8,503	195,076

		7,064,873

Diversified — 0.6%
GEA Group AG	6,556	282,003

Financial — 15.7%
Allianz SE	16,135	2,736,126
Commerzbank AG*	34,388	545,875
Deutsche Bank AG (a)	36,035	1,459,644
Deutsche Boerse AG	6,869	524,358

	Number of Shares	Value

Financial (Continued)
Deutsche Wohnen AG*	9,977	$221,276
Hannover Rueck SE	2,102	186,936
Muenchener Rueckversicherungs-Gesellschaft AG	6,339	1,405,037

		7,079,252

Industrial — 13.1%
Deutsche Post AG	34,187	1,268,049
Fraport AG Frankfurt Airport Services Worldwide	1,281	98,277
HeidelbergCement AG	5,026	432,861
Hochtief AG	816	74,249
MAN SE	1,224	152,885
OSRAM Licht AG*	3,146	159,639
Siemens AG	28,026	3,723,352

		5,909,312

Technology — 6.6%
Infineon Technologies AG	39,852	494,300
SAP AG	32,567	2,493,167

		2,987,467

Utilities — 4.6%
E.ON SE	70,726	1,377,228
RWE AG	17,324	695,473

		2,072,701

TOTAL COMMON STOCKS (Cost $39,202,743)		41,778,122

PREFERRED STOCKS — 6.6%
Consumer, Cyclical — 4.7%
Bayerische Motoren Werke AG	1,883	181,629
Porsche Automobil Holding SE	5,436	580,584
Volkswagen AG	5,112	1,358,851

		2,121,064

Consumer, Non-cyclical — 1.6%
Henkel AG & Co. KGaA	6,303	728,000

Energy — 0.3%
Fuchs Petrolub SE	1,254	118,803

TOTAL PREFERRED STOCKS (Cost $2,771,664)		2,967,867

TOTAL INVESTMENTS — 99.2% (Cost $41,974,407)		$44,745,989
Other assets less liabilities — 0.8%		349,014

NET ASSETS — 100.0%		$45,095,003

As of May 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
DAX Index Futures	1	$338,711	6/20/2014	$23,088

See Notes to Financial Statements.	52

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund (Continued)

May 31, 2014

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/3/2014	USD	76,555	EUR	55,000	$(1,581)
The Bank of New York Mellon	6/3/2014	USD	123,456	EUR	90,474	(127)
Barclays Bank PLC	6/3/2014	USD	21,728,918	EUR	15,923,871	(22,264)
JP Morgan & Chase Co.	6/3/2014	USD	21,729,604	EUR	15,924,373	(22,265)
Barclays Bank PLC	6/3/2014	EUR	15,219,000	USD	21,099,622	353,814
JP Morgan & Chase Co.	6/3/2014	EUR	15,219,000	USD	21,100,306	354,499
Barclays Bank PLC	6/3/2014	EUR	457,500	USD	629,297	5,655
JP Morgan & Chase Co.	6/3/2014	EUR	457,500	USD	629,297	5,655
The Bank of New York Mellon	6/3/2014	EUR	91,000	USD	125,178	1,131
The Bank of New York Mellon	6/3/2014	EUR	4,000	USD	5,440	(13)
The Bank of New York Mellon	6/3/2014	EUR	51,000	USD	69,393	(128)
JP Morgan & Chase Co.	7/2/2014	EUR	16,485,000	USD	22,492,958	22,483
Barclays Bank PLC	7/2/2014	EUR	16,485,000	USD	22,493,123	22,648

Total net unrealized appreciation						$719,507

Currency Abbreviations

EUR – Euro

USD – U.S. Dollar

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	53

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 98.9%
Basic Materials — 5.1%
AIR WATER, Inc.	24,500	$378,330
Asahi Kasei Corp.	230,000	1,717,092
Daicel Corp.	44,900	408,863
Daido Steel Co. Ltd.	20,000	98,232
Hitachi Chemical Co. Ltd.	22,300	345,891
Hitachi Metals Ltd.	35,600	503,576
JFE Holdings, Inc.	76,400	1,449,198
JSR Corp.	26,600	446,556
Kaneka Corp.	17,000	106,041
Kansai Paint Co. Ltd.	38,000	597,250
Kobe Steel Ltd.	460,000	637,132
Kuraray Co. Ltd.	52,100	624,893
Mitsubishi Chemical Holdings Corp.	238,000	984,263
Mitsubishi Gas Chemical Co., Inc.	35,000	204,568
Mitsubishi Materials Corp.	226,000	690,432
Mitsui Chemicals, Inc.	207,000	514,450
Nippon Paint Co. Ltd.	15,000	239,145
Nippon Steel & Sumitomo Metal Corp.	1,292,145	3,642,884
Nitto Denko Corp.	25,400	1,171,195
Oji Holdings Corp.	130,000	547,839
Shin-Etsu Chemical Co. Ltd.	71,700	4,260,445
Sumitomo Chemical Co. Ltd.	247,000	914,725
Sumitomo Metal Mining Co. Ltd.	91,000	1,375,727
Taiyo Nippon Sanso Corp.	15,000	131,287
Teijin Ltd.	210,000	476,523
Yamato Kogyo Co. Ltd.	2,500	70,678

		22,537,215

Communications — 7.3%
DeNa Co. Ltd.	22,513	293,907
Dentsu, Inc.	35,200	1,388,291
Gree, Inc.	22,500	205,329
Hakuhodo DY Holdings, Inc.	45,900	415,264
Hikari Tsushin, Inc.	2,800	223,340
Kakaku.com, Inc.	24,400	426,880
KDDI Corp.	93,084	5,534,749
M3, Inc.	40,400	627,827
Nexon Co. Ltd.	22,500	197,372
Nippon Telegraph & Telephone Corp.	62,500	3,709,479
NTT DOCOMO, Inc.	253,900	4,215,039
Rakuten, Inc.	121,600	1,575,544
SBI Holdings, Inc.	28,128	320,239
SoftBank Corp.	158,100	11,407,117
Trend Micro, Inc.	22,100	683,841
Yahoo Japan Corp.	229,700	1,058,245

		32,282,463

Consumer, Cyclical — 26.1%
ABC-Mart, Inc.	1,900	97,053
Aeon Co. Ltd.	98,500	1,187,225
AISIN SEIKI Co. Ltd.	27,200	987,269
ANA Holdings, Inc.	229,000	499,391
ASICS Corp.	25,500	549,077
Bridgestone Corp.	105,100	3,795,164
Citizen Holdings Co. Ltd.	48,000	367,780
Daihatsu Motor Co. Ltd.	26,500	456,852

	Number of Shares	Value

Consumer, Cyclical (Continued)
Daiwa House Industry Co. Ltd.	87,000	$1,628,045
DENSO Corp.	78,700	3,604,893
Don Quijote Holdings Co. Ltd.	9,700	571,709
FamilyMart Co. Ltd.	5,100	218,428
Fast Retailing Co. Ltd.	8,900	2,936,649
Fuji Heavy Industries Ltd.	98,000	2,594,401
Hino Motors Ltd.	37,200	468,106
Hitachi High-Technologies Corp.	19,700	445,088
Honda Motor Co. Ltd.	270,600	9,471,000
Iida Group Holdings Co. Ltd.	23,400	352,149
Isetan Mitsukoshi Holdings Ltd.	52,700	689,034
Isuzu Motors Ltd.	228,000	1,390,845
ITOCHU Corp.	246,800	2,916,507
J. Front Retailing Co. Ltd.	80,000	574,460
Japan Airlines Co. Ltd.	8,089	421,931
JTEKT Corp.	28,200	429,648
Koito Manufacturing Co. Ltd.	16,000	379,725
Lawson, Inc.	11,100	797,063
Marubeni Corp.	254,000	1,731,591
Marui Group Co. Ltd.	45,300	427,636
Mazda Motor Corp.	475,000	2,053,045
McDonald’s Holdings Co. Japan Ltd.	10,900	308,155
Mitsubishi Corp.	242,300	4,781,736
Mitsubishi Logistics Corp.	7,000	100,668
Mitsubishi Motors Corp.	105,400	1,072,637
Mitsui & Co. Ltd.	295,800	4,480,585
Namco Bandai Holdings, Inc.	26,400	575,198
NGK Insulators Ltd.	34,000	704,715
NGK Spark Plug Co. Ltd.	31,000	853,261
NHK Spring Co. Ltd.	25,400	235,536
Nintendo Co. Ltd.	17,800	2,058,016
Nissan Motor Co. Ltd.	421,300	3,803,288
Nitori Holdings Co. Ltd.	11,600	569,175
NOK Corp.	21,100	387,801
Oriental Land Co. Ltd.	8,700	1,448,576
Panasonic Corp.	373,000	4,004,804
Sankyo Co. Ltd.	5,000	185,904
Sanrio Co. Ltd.	2,700	72,725
Sega Sammy Holdings, Inc.	27,000	518,251
Sekisui Chemical Co. Ltd.	54,000	584,028
Sekisui House Ltd.	95,400	1,254,819
Sharp Corp.*	220,000	622,397
Shimamura Co. Ltd.	3,700	357,279
Shimano, Inc.	12,600	1,299,608
Sony Corp.	170,100	2,718,592
Stanley Electric Co. Ltd.	24,400	579,560
Sumitomo Corp.	177,400	2,321,187
Sumitomo Electric Industries Ltd.	123,400	1,658,263
Sumitomo Rubber Industries Ltd.	25,700	380,956
Suzuki Motor Corp.	65,900	1,958,227
Takashimaya Co. Ltd.	44,000	431,788
Toho Co. Ltd.	22,500	482,711
Toray Industries, Inc.	246,000	1,565,894
Toyoda Gosei Co. Ltd.	19,800	392,888
Toyota Industries Corp.	25,300	1,175,530
Toyota Motor Corp.	458,300	25,935,818
Toyota Tsusho Corp.	28,200	746,552

See Notes to Financial Statements.	54

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Cyclical (Continued)
USS Co. Ltd.	45,100	$738,081
Yamada Denki Co. Ltd.	149,900	552,186
Yamaha Corp.	25,500	397,028
Yamaha Motor Co. Ltd.	48,000	754,420
Yokohama Rubber Co. Ltd. (The)	12,000	106,090

		115,216,697

Consumer, Non-cyclical — 13.4%
Ajinomoto Co., Inc.	111,000	1,733,693
Alfresa Holdings Corp.	7,200	434,971
Asahi Group Holdings Ltd.	70,200	1,978,426
Astellas Pharma, Inc.	364,500	4,669,037
Benesse Holdings, Inc.	11,400	477,613
Calbee, Inc.	19,500	548,988
Chugai Pharmaceutical Co. Ltd.	44,800	1,197,894
Dai Nippon Printing Co. Ltd.	71,000	711,395
Daiichi Sankyo Co. Ltd.	117,500	1,989,882
Dainippon Sumitomo Pharma Co. Ltd.	25,500	279,047
Eisai Co. Ltd.	46,100	1,886,115
Hisamitsu Pharmaceutical Co., Inc.	10,500	425,982
Japan Tobacco, Inc.	181,400	6,136,951
Kao Corp.	85,300	3,370,942
Kikkoman Corp.	15,000	301,326
Kirin Holdings Co. Ltd.	149,600	2,114,680
Kyowa Hakko Kirin Co. Ltd.	38,000	460,255
Medipal Holdings Corp.	24,400	342,750
MEIJI Holdings Co. Ltd.	9,500	598,183
Miraca Holdings, Inc.	8,600	404,234
Mitsubishi Tanabe Pharma Corp.	45,100	655,678
Nippon Meat Packers, Inc.	15,600	303,418
Nisshin Seifun Group, Inc.	28,150	326,850
Nissin Foods Holdings Co. Ltd.	14,300	695,334
Olympus Corp.*	45,700	1,470,212
Ono Pharmaceutical Co. Ltd.	13,900	1,065,029
Otsuka Holdings Co. Ltd.	65,700	1,854,186
Park24 Co. Ltd.	22,100	417,903
Santen Pharmaceutical Co. Ltd.	12,100	651,356
Secom Co. Ltd.	33,500	2,038,958
Seven & I Holdings Co. Ltd.	125,900	5,031,053
Shimadzu Corp.	16,000	136,896
Shionogi & Co. Ltd.	49,300	987,453
Shiseido Co. Ltd.	53,300	895,838
Suntory Beverage & Food Ltd.	22,900	873,934
Suzuken Co. Ltd.	11,200	396,071
Sysmex Corp.	24,900	873,212
Taisho Pharmaceutical Holdings Co. Ltd.	5,200	374,931
Takeda Pharmaceutical Co. Ltd.	130,200	5,892,254
Terumo Corp.	50,000	1,059,921
Toppan Printing Co. Ltd.	66,000	488,841
Toyo Suisan Kaisha Ltd.	15,900	483,404
Unicharm Corp.	22,500	1,362,377
Yakult Honsha Co. Ltd.	14,200	711,395
Yamazaki Baking Co. Ltd.	7,400	87,303

		59,196,171

Energy — 1.2%
Idemitsu Kosan Co. Ltd.	12,400	257,379
INPEX Corp.	147,000	2,119,804

	Number of Shares	Value

Energy (Continued)
JX Holdings, Inc.	367,300	$1,912,269
Showa Shell Sekiyu KK	27,600	297,690
TonenGeneral Sekiyu KK	47,000	450,609

		5,037,751

Financial — 19.5%
Acom Co. Ltd.*	72,300	275,564
AEON Financial Service Co. Ltd.	20,000	502,357
AEON Mall Co. Ltd.	22,450	564,117
Aozora Bank Ltd.	224,000	686,523
Bank of Kyoto Ltd. (The)	41,000	339,921
Bank of Yokohama Ltd. (The)	228,000	1,269,902
Chiba Bank Ltd. (The)	126,000	818,134
Chugoku Bank Ltd. (The)	23,500	333,109
Credit Saison Co. Ltd.	25,100	451,455
Dai-ichi Life Insurance Co. Ltd. (The)	145,100	2,149,418
Daito Trust Construction Co. Ltd.	12,300	1,332,097
Daiwa Securities Group, Inc.	266,000	2,145,246
Fukuoka Financial Group, Inc.	152,000	658,468
Gunma Bank Ltd. (The)	23,000	120,422
Hachijuni Bank Ltd. (The)	55,000	301,473
Hiroshima Bank Ltd. (The)	83,100	373,052
Hokuhoku Financial Group, Inc.	230,000	454,126
Hulic Co. Ltd.	47,500	621,046
Iyo Bank Ltd. (The)	44,000	412,770
Japan Exchange Group, Inc.	46,020	1,099,869
Japan Prime Realty Investment Corp. REIT	129	463,158
Japan Real Estate Investment Corp. REIT	197	1,151,424
Japan Retail Fund Investment Corp. REIT	444	976,538
Joyo Bank Ltd. (The)	113,000	555,010
Mitsubishi Estate Co. Ltd.	207,900	5,046,375
Mitsubishi UFJ Financial Group, Inc.	2,111,600	11,885,527
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,400	530,664
Mitsui Fudosan Co. Ltd.	140,900	4,458,143
Mizuho Financial Group, Inc.	3,796,340	7,383,844
MS&AD Insurance Group Holdings, Inc.	90,500	2,142,485
Nippon Building Fund, Inc. REIT	230	1,346,562
Nippon Prologis REIT, Inc	220	481,493
NKSJ Holdings, Inc.	51,150	1,420,945
Nomura Holdings, Inc.	606,600	3,986,399
Nomura Real Estate Holdings, Inc.	22,900	440,229
NTT Urban Development Corp.	22,900	229,450
ORIX Corp.	218,560	3,465,185
Resona Holdings, Inc.	367,900	1,922,621
Seven Bank Ltd.	101,800	378,000
Shinsei Bank Ltd.	254,000	528,959
Shizuoka Bank Ltd. (The)	71,000	666,061
Sony Financial Holdings, Inc.	26,900	443,137
Sumitomo Mitsui Financial Group, Inc.	210,300	8,480,172
Sumitomo Mitsui Trust Holdings, Inc.	531,900	2,147,455
Sumitomo Realty & Development Co. Ltd.	60,000	2,575,049
Suruga Bank Ltd.	17,000	292,574
T&D Holdings, Inc.	97,500	1,269,032
Tokio Marine Holdings, Inc.	119,700	3,781,486
Tokyo Tatemono Co. Ltd.	68,000	619,214
Tokyu Fudosan Holdings Corp.	92,300	726,250
United Urban Investment Corp. REIT	451	721,689

See Notes to Financial Statements.	55

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Financial (Continued)
Yamaguchi Financial Group, Inc.	34,500	$328,394

		85,752,593

Industrial — 20.3%
Advantest Corp.	25,100	283,793
Amada Co. Ltd.	59,300	560,379
Asahi Glass Co. Ltd.	163,000	906,267
Brother Industries Ltd.	45,800	724,792
Casio Computer Co. Ltd.	45,400	604,293
Central Japan Railway Co.	24,298	3,217,456
Chiyoda Corp.	10,000	118,173
Daikin Industries Ltd.	38,700	2,305,654
East Japan Railway Co.	55,700	4,248,630
FANUC Corp.	30,800	5,240,237
Fuji Electric Co. Ltd.	93,000	408,360
FUJIFILM Holdings Corp.	74,900	1,933,568
Hamamatsu Photonics KK	11,600	559,489
Hankyu Hanshin Holdings, Inc.	225,000	1,248,772
Hirose Electric Co. Ltd.	5,200	744,244
Hitachi Construction Machinery Co. Ltd.	22,600	417,811
Hitachi Ltd.	810,000	5,442,436
Hoya Corp.	73,000	2,259,558
IBIDEN Co. Ltd.	22,700	414,531
IHI Corp.	235,000	985,707
Japan Display, Inc.*	59,700	346,588
JGC Corp.	36,000	1,034,028
Kajima Corp.	139,000	576,208
Kamigumi Co. Ltd.	15,000	135,118
Kawasaki Heavy Industries Ltd.	244,000	917,996
Keikyu Corp.	81,000	650,069
Keio Corp.	94,000	680,530
Keisei Electric Railway Co. Ltd.	35,000	323,527
Keyence Corp.	7,610	2,956,164
Kintetsu Corp.	265,000	929,322
Komatsu Ltd.	163,800	3,567,236
Konica Minolta, Inc.	79,100	680,664
Kubota Corp.	196,000	2,676,228
Kurita Water Industries Ltd.	22,700	492,354
Kyocera Corp.	52,600	2,339,098
LIXIL Group Corp.	47,300	1,224,317
Mabuchi Motor Co. Ltd.	1,600	118,507
Makita Corp.	22,400	1,221,218
Maruichi Steel Tube Ltd.	2,800	68,762
Mitsubishi Electric Corp.	311,000	3,607,966
Mitsubishi Heavy Industries Ltd.	497,000	2,895,098
Mitsui OSK Lines Ltd.	222,000	795,972
Murata Manufacturing Co. Ltd.	32,200	2,727,511
Nabtesco Corp.	22,600	490,185
Nagoya Railroad Co. Ltd.	138,600	488,776
NEC Corp.	380,000	1,172,102
Nidec Corp.	35,400	2,058,277
Nikon Corp.	52,000	823,419
Nippon Electric Glass Co. Ltd.	23,000	115,000
Nippon Express Co. Ltd.	128,000	627,426
Nippon Yusen KK	254,000	748,527
NSK Ltd.	59,000	712,868
Obayashi Corp.	111,000	743,635
Odakyu Electric Railway Co. Ltd.	107,000	961,739
Omron Corp.	39,000	1,463,458

	Number of Shares	Value

Industrial (Continued)
Rinnai Corp.	5,900	$516,974
Shimizu Corp.	97,700	646,855
SMC Corp.	8,700	2,273,281
Sumitomo Heavy Industries Ltd.	50,000	222,004
Taiheiyo Cement Corp.	226,000	852,495
Taisei Corp.	211,000	1,086,089
THK Co. Ltd.	22,700	499,712
Tobu Railway Co. Ltd.	169,000	840,020
Tokyu Corp.	188,000	1,281,650
Toshiba Corp.	709,000	2,904,254
TOTO Ltd.	49,700	628,329
Toyo Seikan Group Holdings Ltd.	25,600	376,707
West Japan Railway Co.	25,800	1,096,627
Yamato Holdings Co. Ltd.	58,700	1,248,961
Yaskawa Electric Corp.	25,700	314,812
Yokogawa Electric Corp.	44,900	537,653

		89,320,466

Technology — 3.7%
Canon, Inc.	187,500	6,148,084
Fujitsu Ltd.	303,000	2,050,756
GungHo Online Entertainment, Inc.	52,400	345,387
Itochu Techno-Solutions Corp.	1,800	74,086
Konami Corp.	21,900	495,439
Nomura Research Institute Ltd.	21,700	727,952
NTT Data Corp.	23,000	835,953
Oracle Corp. Japan	2,300	103,703
OTSUKA Corp.	1,000	136,837
Ricoh Co. Ltd.	111,600	1,364,853
ROHM Co. Ltd.	15,900	905,894
Seiko Epson Corp.	21,500	746,586
TDK Corp.	22,900	977,412
Tokyo Electron Ltd.	25,800	1,549,267

		16,462,209

Utilities — 2.3%
Chubu Electric Power Co., Inc.*	101,200	1,215,791
Chugoku Electric Power Co., (The), Inc.	49,300	654,750
Electric Power Development Co. Ltd.	22,600	670,452
Hokuriku Electric Power Co.	25,900	332,782
Kansai Electric Power Co., (The), Inc.*	120,600	1,112,410
Kyushu Electric Power Co., Inc.*	72,600	798,743
Osaka Gas Co. Ltd.	271,000	1,078,143
Shikoku Electric Power Co., Inc.*	27,100	348,733
Toho Gas Co. Ltd.	25,000	125,246
Tohoku Electric Power Co., Inc.	74,100	786,858
Tokyo Electric Power Co., (The), Inc.*	229,500	931,076
Tokyo Gas Co. Ltd.	393,000	2,223,654

		10,278,638

TOTAL COMMON STOCKS (Cost $445,425,573)		436,084,203

TOTAL INVESTMENTS — 98.9% (Cost $445,425,573)		$436,084,203
Other assets less liabilities — 1.1%		5,070,297

NET ASSETS — 100.0%		$441,154,500

See Notes to Financial Statements.	56

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

May 31, 2014

As of May 31, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
TOPIX Index Futures	17	$2,006,434	6/12/2014	$(33,065)

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	JPY	22,489,202,000	USD	220,179,949	$(741,130)
JP Morgan & Chase Co.	6/4/2014	JPY	22,489,202,000	USD	220,184,907	(736,172)
The Bank of New York Mellon	6/4/2014	JPY	169,000,000	USD	1,655,503	(4,657)
The Bank of New York Mellon	6/4/2014	JPY	41,095,916	USD	403,914	212
Barclays Bank PLC	6/4/2014	USD	220,179,949	JPY	22,402,032,758	(115,171)
JP Morgan & Chase Co.	6/4/2014	USD	15,462,864	JPY	1,579,980,000	57,957
JP Morgan & Chase Co.	6/4/2014	USD	204,722,043	JPY	20,829,444,252	(105,476)
The Bank of New York Mellon	6/4/2014	USD	2,059,417	JPY	209,591,000	(515)
Barclays Bank PLC	7/3/2014	JPY	22,269,732,000	USD	218,918,351	113,202
JP Morgan & Chase Co.	7/3/2014	JPY	22,269,732,000	USD	218,910,174	105,024

Total net unrealized depreciation						$(1,426,726)

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

* Non-income producing security.

REIT — Real Estate Investment Trust.

See Notes to Financial Statements.	57

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 99.5%
Australia — 26.0%
AGL Energy Ltd.	1,279	$18,331
ALS Ltd.	733	6,105
Alumina Ltd.*	4,711	6,248
Amcor Ltd.	2,060	20,341
AMP Ltd.	5,520	27,176
APA Group	1,539	10,012
Asciano Ltd.	976	5,087
ASX Ltd.	353	11,820
Aurizon Holdings Ltd.	3,042	13,985
Australia & New Zealand Banking Group Ltd.	4,268	133,022
Bank of Queensland Ltd.	326	3,641
Bendigo and Adelaide Bank Ltd.	450	4,912
BHP Billiton Ltd.	4,897	168,668
Boral Ltd.	1,112	5,485
Brambles Ltd.	2,798	25,050
Caltex Australia Ltd.	231	4,805
CFS Retail Property Trust Group REIT	4,823	9,201
Coca-Cola Amatil Ltd.	966	8,505
Cochlear Ltd.	73	4,067
Commonwealth Bank of Australia	2,507	190,360
Computershare Ltd.	551	6,528
Crown Resorts Ltd.	675	10,214
CSL Ltd.	814	53,475
Dexus Property Group REIT	7,431	7,711
Federation Centres Ltd. REIT	2,583	6,058
Flight Centre Travel Group Ltd.	76	3,521
Fortescue Metals Group Ltd.	3,464	14,217
Goodman Group REIT	1,980	9,379
GPT Group REIT	2,504	9,088
Harvey Norman Holdings Ltd.	1,250	3,723
Iluka Resources Ltd.	677	5,481
Incitec Pivot Ltd.	1,556	3,982
Insurance Australia Group Ltd.	4,272	23,656
Leighton Holdings Ltd.	308	5,799
Lend Lease Group	697	8,699
Macquarie Group Ltd.	481	26,872
Metcash Ltd.	1,232	3,268
Mirvac Group REIT	4,868	8,200
National Australia Bank Ltd.	3,690	115,008
Newcrest Mining Ltd.*	2,288	20,740
Orica Ltd.	459	8,398
Origin Energy Ltd.	2,031	28,522
Qantas Airways Ltd.*	4,069	5,320
QBE Insurance Group Ltd.	2,205	23,353
Ramsay Health Care Ltd.	276	12,162
REA Group Ltd.	74	3,135
Rio Tinto Ltd.	693	38,245
Santos Ltd.	1,637	22,121
Seek Ltd.	623	9,816
Sonic Healthcare Ltd.	509	8,389
SP AusNet	5,702	7,323
Stockland REIT	3,965	14,391
Suncorp Group Ltd.	2,686	33,370
Sydney Airport	1,090	4,453
Tabcorp Holdings Ltd.	903	2,925
Tatts Group Ltd.	2,469	6,985

	Number of Shares	Value

Australia (Continued)
Telstra Corp. Ltd.	7,648	$38,008
Toll Holdings Ltd.	1,067	5,382
Transurban Group	2,023	13,989
Treasury Wine Estates Ltd.	2,195	10,622
Wesfarmers Ltd.	1,665	67,188
Westfield Group REIT	3,887	38,707
Westfield Retail Trust REIT	6,060	17,991
Westpac Banking Corp.	4,748	152,092
Woodside Petroleum Ltd.	1,062	41,679
Woolworths Ltd.	2,240	78,236
WorleyParsons Ltd.	340	5,082

		1,720,324

China — 14.9%
AAC Technologies Holdings, Inc.	700	4,131
Agricultural Bank of China Ltd., Class H	13,753	6,138
Anhui Conch Cement Co. Ltd., Class H	1,375	4,948
Anta Sports Products Ltd.	3,750	5,514
AviChina Industry & Technology Co. Ltd., Class H	5,500	2,972
Bank of China Ltd., Class H	97,524	46,416
Beijing Capital International Airport Co. Ltd., Class H	12,503	8,579
Belle International Holdings Ltd.	18,754	18,602
Biostime International Holdings Ltd.	1,400	9,444
Byd Co. Ltd., Class H*	1,000	4,901
China BlueChemical Ltd., Class H	12,503	6,693
China Cinda Asset Management Co. Ltd., Class H*	2,000	954
China Communications Construction Co. Ltd., Class H	7,501	5,012
China Communications Services Corp. Ltd., Class H	2,000	949
China Construction Bank Corp., Class H	51,262	37,622
China COSCO Holdings Co. Ltd., Class H*	12,628	4,919
China Everbright Bank Co. Ltd., Class H*	4,300	1,902
China Gas Holdings Ltd.	10,002	16,178
China International Marine Containers (Group) Co. Ltd., Class H	1,250	2,222
China Life Insurance Co. Ltd., Class H	11,252	30,913
China Longyuan Power Group Corp., Class H	7,501	8,340
China Mengniu Dairy Co. Ltd.	2,500	12,270
China Merchants Bank Co. Ltd., Class H	5,001	9,211
China Minsheng Banking Corp. Ltd., Class H	9,127	9,371
China Oilfield Services Ltd., Class H	2,500	6,165
China Pacific Insurance Group Co. Ltd., Class H	5,626	18,795
China Petroleum & Chemical Corp., Class H	45,011	40,814
China Railway Construction Corp. Ltd., Class H	3,625	3,067
China Railway Group Ltd., Class H	1,250	582
China Resources Power Holdings Co. Ltd.	2,500	6,562
China Shenhua Energy Co. Ltd., Class H	5,751	15,763
China Shipping Container Lines Co. Ltd., Class H*	5,000	1,206
China State Construction International Holdings Ltd.	5,001	8,656
China Telecom Corp. Ltd., Class H	12,503	6,290
CITIC Securities Co. Ltd., Class H	1,250	2,696

See Notes to Financial Statements.	58

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

China (Continued)
CNOOC Ltd.	20,005	$34,318
Country Garden Holdings Co. Ltd.	10,001	4,205
CSR Corp. Ltd., Class H	2,500	1,851
Dongfeng Motor Group Co. Ltd., Class H	5,001	7,676
ENN Energy Holdings Ltd.*	2,500	17,687
Golden Eagle Retail Group Ltd.	11,252	13,744
GOME Electrical Appliances Holding Ltd.	16,000	2,683
Great Wall Motor Co. Ltd., Class H	3,350	13,741
Guangdong Investment Ltd.	10,002	11,095
Guangzhou Automobile Group Co. Ltd., Class H	5,001	5,270
Guangzhou R&F Properties Co. Ltd., Class H	1,700	2,337
Haitong Securities Co. Ltd., Class H	2,500	3,734
Hengan International Group Co. Ltd.	2,250	23,870
Huaneng Power International, Inc., Class H	5,001	5,283
Industrial & Commercial Bank of China Ltd., Class H	103,777	67,463
Intime Retail Group Co. Ltd.	2,500	2,428
Jiangsu Expressway Co. Ltd., Class H	12,503	15,014
Lenovo Group Ltd.	16,505	20,437
Longfor Properties Co. Ltd.	4,751	6,012
New China Life Insurance Co. Ltd., Class H	1,125	3,519
People’s Insurance Co. (Group) of China Ltd., Class H	22,505	9,057
PetroChina Co. Ltd., Class H	20,005	23,868
PICC Property & Casualty Co. Ltd., Class H	5,001	7,366
Ping An Insurance Group Co. of China Ltd., Class H	2,000	15,465
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,625	3,525
Shanghai Electric Group Co. Ltd., Class H	10,002	3,612
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,625	3,056
Shenzhou International Group Holdings Ltd.*	5,001	17,448
Sihuan Pharmaceutical Holdings Group Ltd.	2,254	2,686
Sino Biopharmaceutical Ltd.	16,254	13,250
Sino-Ocean Land Holdings Ltd.	2,700	1,421
Sinopec Engineering Group Co. Ltd., Class H	1,900	2,191
Sinopharm Group Co. Ltd., Class H	1,750	4,751
Soho China Ltd.	18,504	14,535
Sun Art Retail Group Ltd.	7,001	8,226
Tencent Holdings Ltd.	9,000	126,881
Tingyi Cayman Islands Holding Corp.	2,500	7,126
Tsingtao Brewery Co. Ltd., Class H	2,500	19,670
Uni-President China Holdings Ltd.	2,500	1,941
Want Want China Holdings Ltd.	17,504	24,429
Weichai Power Co. Ltd., Class H	1,250	4,667
Zhejiang Expressway Co. Ltd., Class H	15,003	14,862
Zhongsheng Group Holdings Ltd.	5,100	6,394
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,950	5,735
Zijin Mining Group Co. Ltd., Class H	23,003	5,311
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,376	3,578
ZTE Corp., Class H*	2,700	5,210

		987,425

Hong Kong — 11.9%
AIA Group Ltd.	22,780	114,150
ASM Pacific Technology Ltd.	650	7,281

	Number of Shares	Value

Hong Kong (Continued)
Bank of East Asia Ltd. (The)	625	$2,543
Beijing Enterprises Holdings Ltd.	2,750	23,499
Beijing Enterprises Water Group Ltd.	10,000	6,398
BOC Hong Kong (Holdings) Ltd.	3,625	10,918
Brilliance China Automotive Holdings Ltd.	5,001	8,295
Cheung Kong (Holdings) Ltd.	2,500	44,659
China Everbright International Ltd.	15,504	19,738
China Merchants Holdings International Co. Ltd.	5,001	14,772
China Mobile Ltd.	9,202	90,027
China Overseas Land & Investment Ltd.	7,501	19,544
China Resources Gas Group Ltd.	2,500	7,658
China Resources Land Ltd.	2,500	5,063
China Taiping Insurance Holdings Co. Ltd.*	1,500	2,616
China Unicom (Hong Kong) Ltd.	2,500	3,740
CITIC 21CN Co. Ltd.*	2,000	1,597
CLP Holdings Ltd.	1,625	13,372
Far East Horizon Ltd.	3,750	2,549
First Pacific Co. Ltd.	2,500	2,828
Galaxy Entertainment Group Ltd.	3,750	29,965
GCL-Poly Energy Holdings Ltd.*	6,501	2,021
Geely Automobile Holdings Ltd.*	10,000	3,741
Haier Electronics Group Co. Ltd.	2,500	5,849
Hanergy Solar Group Ltd.*	13,900	2,026
Hang Lung Properties Ltd.	3,750	11,899
Hang Seng Bank Ltd.	250	4,127
Henderson Land Development Co. Ltd.	2,500	16,284
Hong Kong and China Gas Co. Ltd.	7,501	18,131
Hong Kong Exchanges & Clearing Ltd.	1,875	34,898
Hutchison Whampoa Ltd.	3,750	50,304
Hysan Development Co. Ltd.	1,250	6,119
Kerry Properties Ltd.	1,250	4,111
Kunlun Energy Co. Ltd.*	10,002	16,307
Li & Fung Ltd.	7,501	10,894
Link REIT (The)	1,000	5,327
MGM China Holdings Ltd.	2,000	6,965
New World Development Co. Ltd.	7,501	8,611
Noble Group Ltd.	8,752	9,664
Power Assets Holdings Ltd.	1,250	10,883
Shangri-La Asia Ltd.	2,500	3,921
Sino Land Co. Ltd.	5,001	7,753
SJM Holdings Ltd.	8,752	25,117
Sun Hung Kai Properties Ltd.	2,500	34,181
Swire Pacific Ltd., Class A	750	8,914
Wharf Holdings Ltd. (The)	3,750	26,554
Wheelock & Co. Ltd.	2,500	10,109
Yingde Gases Group Co. Ltd.	8,002	8,752
Yuexiu Property Co. Ltd.	12,000	2,384

		787,058

India — 5.2%
Dr. Reddy’s Laboratories Ltd., ADR	625	25,694
HDFC Bank Ltd., ADR	1,125	50,658
ICICI Bank Ltd., ADR*	975	48,428
Infosys Ltd., ADR	500	25,715
Larsen & Toubro Ltd., GDR	2,175	56,702
Reliance Industries Ltd., GDR, 144A	1,775	63,492
Tata Motors Ltd., ADR	1,100	40,964
Wipro Ltd., ADR	2,625	29,243

		340,896

See Notes to Financial Statements.	59

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Indonesia — 3.2%
PT Adaro Energy Tbk	40,635	$4,264
PT Astra Agro Lestari Tbk	1,875	4,388
PT Astra International Tbk	20,308	12,307
PT Bank Central Asia Tbk	28,307	26,124
PT Bank Danamon Indonesia Tbk*	3,875	1,381
PT Bank Mandiri Persero Tbk	12,128	10,570
PT Bank Negara Indonesia Persero Tbk	3,625	1,483
PT Bank Rakyat Indonesia Persero Tbk	19,379	16,931
PT Bumi Serpong Damai Tbk	6,501	897
PT Charoen Pokphand Indonesia Tbk	10,002	3,234
PT Global Mediacom Tbk	17,504	3,074
PT Gudang Garam Tbk	750	3,344
PT Indo Tambangraya Megah Tbk	500	1,227
PT Indocement Tunggal Prakarsa Tbk	3,375	6,548
PT Indofood CBP Sukses Makmur Tbk	7,552	6,598
PT Indofood Sukses Makmur Tbk	4,276	2,500
PT Jasa Marga Persero Tbk	21,006	10,570
PT Kalbe Farma Tbk	7,668	1,011
PT Lippo Karawaci Tbk	72,643	6,439
PT Matahari Department Store Tbk*	3,925	4,883
PT Media Nusantara Citra Tbk	19,254	4,667
PT Perusahaan Gas Negara Persero Tbk	23,130	10,748
PT Semen Indonesia Persero Tbk	8,752	11,038
PT Tambang Batubara Bukit Asam Persero Tbk	4,251	3,896
PT Telekomunikasi Indonesia Persero Tbk	97,274	21,454
PT Tower Bersama Infrastructure Tbk	7,251	4,767
PT Unilever Indonesia Tbk	7,751	19,336
PT XL Axiata Tbk	15,878	7,446

		211,125

Ireland — 0.1%
James Hardie Industries PLC CDI†	612	8,162

Macau — 0.7%
Sands China Ltd.	4,501	32,802
Wynn Macau Ltd.	2,500	10,399

		43,201

Malaysia — 5.9%
AirAsia Bhd*	8,377	6,518
Alliance Financial Group Bhd	5,876	8,943
AMMB Holdings Bhd	3,000	6,853
Astro Malaysia Holdings Bhd	19,531	20,668
Berjaya Sports Toto Bhd	16,247	19,317
British American Tobacco Malaysia Bhd	750	14,683
Bumi Armada Bhd	2,125	2,328
CIMB Group Holdings Bhd	1,250	2,856
DiGi.Com Bhd	9,502	16,029
Felda Global Ventures Holdings Bhd	11,127	14,683
Gamuda Bhd	500	685
Genting Malaysia Bhd	13,753	17,421
Hong Leong Bank Bhd	4,251	18,364
Hong Leong Financial Group Bhd	3,625	17,375
IHH Healthcare Bhd*	6,376	8,156
Kuala Lumpur Kepong Bhd	1,000	7,445
Lafarge Malaysia Bhd	1,500	4,613
Malayan Banking Bhd	8,127	24,990
Malaysia Airports Holdings Bhd	3,125	7,353

	Number of Shares	Value

Malaysia (Continued)
Maxis Bhd	7,501	$15,338
MISC Bhd	2,125	4,087
MMC Corp. Bhd	7,751	6,538
Petronas Dagangan Bhd	2,500	19,639
Petronas Gas Bhd	2,375	18,110
Public Bank Bhd	5,626	37,821
SapuraKencana Petroleum Bhd*	5,051	6,555
Sime Darby Bhd	12,128	36,048
Telekom Malaysia Bhd	5,251	10,100
UMW Holdings Bhd	5,376	18,071
YTL Power International Bhd*	2,231	1,048

		392,635

New Zealand — 1.1%
Auckland International Airport Ltd.	5,295	17,356
Contact Energy Ltd.	4,976	23,027
Fletcher Building Ltd.	1,848	14,045
Ryman Healthcare Ltd.	1,711	12,088
Telecom Corp. of New Zealand Ltd.	3,184	7,273

		73,789

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	10,727	13,288
Aboitiz Power Corp.	1,750	1,440
Ayala Corp.	325	4,590
Ayala Land, Inc.	6,626	4,543
Bank of the Philippine Islands	3,588	6,929
Globe Telecom, Inc.	250	9,657
International Container Terminal Services, Inc.	2,913	7,190
Jollibee Foods Corp.	3,068	12,558
Philippine Long Distance Telephone Co.	125	8,056
SM Investments Corp.	75	1,347
SM Prime Holdings, Inc.	30,257	11,590
Universal Robina Corp.	2,700	9,194

		90,382

Singapore — 5.1%
Ascendas Real Estate Investment Trust REIT	3,750	7,355
CapitaCommercial Trust REIT	3,750	5,053
CapitaLand Ltd.	6,251	15,898
CapitaMall Trust REIT	5,001	8,253
CapitaMalls Asia Ltd.	3,750	7,026
City Developments Ltd.	1,250	10,324
DBS Group Holdings Ltd.	2,500	33,684
Genting Singapore PLC	12,503	13,407
Global Logistic Properties Ltd.	7,501	16,626
Golden Agri-Resources Ltd.	15,003	6,878
Hutchison Port Holdings Trust, Class U	8,752	6,564
Keppel Corp. Ltd.	2,500	21,188
Keppel Land Ltd.	3,250	9,017
Olam International Ltd.	2,500	4,664
Oversea-Chinese Banking Corp. Ltd.	3,750	29,150
Sembcorp Industries Ltd.	1,250	5,391
Sembcorp Marine Ltd.	1,250	4,106
Singapore Exchange Ltd.	1,250	6,866
Singapore Press Holdings Ltd.	1,250	4,086
Singapore Technologies Engineering Ltd.	3,750	11,570
Singapore Telecommunications Ltd.	12,503	38,876

See Notes to Financial Statements.	60

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Singapore (Continued)
United Overseas Bank Ltd.	2,500	$44,984
UOL Group Ltd.	1,250	6,577
Wilmar International Ltd.	4,750	12,156
Yangzijiang Shipbuilding Holdings Ltd.	10,002	8,054

		337,753

South Korea — 13.0%
BS Financial Group, Inc.	70	1,067
Celltrion, Inc.*	118	5,627
Cheil Industries, Inc.	74	4,816
Daelim Industrial Co. Ltd.	1	79
Daewoo Securities Co. Ltd.*	520	4,429
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	20	526
DGB Financial Group, Inc.	240	3,670
E-Mart Co. Ltd.	1	229
GS Engineering & Construction Corp.*	50	1,625
Hana Financial Group, Inc.	750	27,237
Hanwha Chemical Corp.	150	2,764
Hanwha Corp.	260	6,906
Hite Jinro Co. Ltd.	30	635
Hyundai Department Store Co. Ltd.	2	259
Hyundai Heavy Industries Co. Ltd.	77	13,964
Hyundai Marine & Fire Insurance Co. Ltd.	30	851
Hyundai Mipo Dockyard	8	1,266
Hyundai Mobis	51	14,397
Hyundai Motor Co.	131	28,828
Hyundai Steel Co.	472	31,831
Industrial Bank of Korea	2,880	39,522
Kangwon Land, Inc.	50	1,492
KB Financial Group, Inc.	1,920	65,399
Kia Motors Corp.	147	8,472
Korea Electric Power Corp.	190	7,282
Korea Zinc Co. Ltd.	14	5,098
KT Corp.	100	2,980
KT&G Corp.	29	2,359
Kumho Petro Chemical Co. Ltd.	20	1,592
LG Chem Ltd.	139	35,425
LG Display Co. Ltd.*	30	798
LG Electronics, Inc.	10	715
LG Household & Health Care Ltd.	17	8,498
LG Uplus Corp.	1,140	10,716
Lotte Chemical Corp.	67	10,574
Mirae Asset Securities Co. Ltd.	80	3,337
NAVER Corp.	30	22,290
NCSoft Corp.	5	826
OCI Co. Ltd.*	21	3,602
Orion Corp.	8	6,579
POSCO	392	111,045
Samsung C&T Corp.	9	644
Samsung Card Co. Ltd.	80	2,945
Samsung Electro-Mechanics Co. Ltd.	29	1,788
Samsung Electronics Co. Ltd.	139	196,605
Samsung Engineering Co. Ltd.*	48	3,834
Samsung Fire & Marine Insurance Co. Ltd.	24	6,116
Samsung Heavy Industries Co. Ltd.	10	276
Samsung Life Insurance Co. Ltd.	82	8,030
Samsung Securities Co. Ltd.	150	6,036

	Number of Shares	Value

South Korea (Continued)
Shinhan Financial Group Co. Ltd.	1,220	$53,036
SK Holdings Co. Ltd.	19	3,427
SK Hynix, Inc.*	420	18,176
SK Innovation Co. Ltd.	34	3,549
SK Telecom Co. Ltd.	29	6,239
Woori Finance Holdings Co. Ltd.*	3,515	41,345
Woori Investment & Securities Co. Ltd.	630	5,323

		856,976

Taiwan — 9.4%
Advanced Semiconductor Engineering, Inc., ADR	13,654	87,932
AU Optronics Corp., ADR*	6,951	25,997
Chunghwa Telecom Co. Ltd., ADR	750	23,888
Hon Hai Precision Industry Co. Ltd., GDR	24,881	155,008
Siliconware Precision Industries Co., ADR	8,277	65,388
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,927	204,099
United Microelectronics Corp., ADR	25,954	59,694

		622,006

Thailand — 1.6%
Bangkok Bank PCL, NVDR	2,125	11,975
Indorama Ventures PCL, NVDR	8,326	6,340
IRPC PCL, NVDR	37,384	4,031
Kasikornbank PCL, NVDR	3,000	17,134
Krung Thai Bank PCL, NVDR	20,304	11,689
PTT Exploration & Production PCL, NVDR	3,500	16,365
PTT PCL, NVDR	2,125	19,030
Siam Commercial Bank PCL, NVDR	3,000	14,529
Thai Oil PCL, NVDR	5,251	7,957

		109,050

TOTAL COMMON STOCKS (Cost $6,187,117)		6,580,782

PREFERRED STOCKS — 0.2%
South Korea — 0.2%
Samsung Electronics Co. Ltd. (Cost $15,936)	16	17,361

RIGHTS — 0.0% (a)
Australia — 0.0% (a)
Transurban Group*, expires 6/23/14	470	0

China — 0.0% (a)
Uni-President China Holdings Ltd.*, expires 7/17/14	500	94

Hong Kong — 0.0% (a)
China Merchants Holdings International Co. Ltd.*, expires 7/05/14	1,000	0

South Korea — 0.0% (a)
BS Financial Group, Inc.*, expires 8/04/14	11	21

TOTAL RIGHTS (Cost $0)		115

See Notes to Financial Statements.	61

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

WARRANTS — 0.0% (a)
Hong Kong — 0.0% (a)
Sun Hung KAI Properties Ltd.*, expires 4/22/16 (Cost $208)	208	$256

TOTAL INVESTMENTS — 99.7% (Cost $6,203,261)		$6,598,514
Other assets less liabilities — 0.3%		17,783

NET ASSETS — 100.0%		$6,616,297

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	AUD	934,000	USD	863,294	$(5,692)
JP Morgan & Chase Co.	6/4/2014	AUD	934,000	USD	863,407	(5,578)
Barclays Bank PLC	6/4/2014	HKD	6,888,000	USD	888,462	19
JP Morgan & Chase Co.	6/4/2014	HKD	6,888,000	USD	888,497	54
The Bank of New York Mellon	6/4/2014	HKD	80,008	USD	10,320	—
Barclays Bank PLC	6/4/2014	IDR	1,311,436,000	USD	113,172	921
JP Morgan & Chase Co.	6/4/2014	IDR	1,311,436,000	USD	112,826	574
Barclays Bank PLC	6/4/2014	INR	9,570,000	USD	157,739	(4,073)
JP Morgan & Chase Co.	6/4/2014	INR	9,570,000	USD	157,658	(4,154)
The Bank of New York Mellon	6/4/2014	INR	418,180	USD	7,000	(71)
The Bank of New York Mellon	6/4/2014	INR	526,820	USD	8,914	6
Barclays Bank PLC	6/4/2014	MYR	640,000	USD	195,641	(3,491)
JP Morgan & Chase Co.	6/4/2014	MYR	640,000	USD	195,599	(3,533)
Barclays Bank PLC	6/4/2014	NZD	47,000	USD	40,244	349
JP Morgan & Chase Co.	6/4/2014	NZD	47,000	USD	40,267	372
The Bank of New York Mellon	6/4/2014	NZD	3,000	USD	2,547	1
Barclays Bank PLC	6/4/2014	PHP	2,027,000	USD	45,556	(768)
JP Morgan & Chase Co.	6/4/2014	PHP	2,027,000	USD	45,448	(875)
Barclays Bank PLC	6/4/2014	SGD	210,000	USD	167,245	(179)
JP Morgan & Chase Co.	6/4/2014	SGD	210,000	USD	167,281	(143)
The Bank of New York Mellon	6/4/2014	SGD	2,000	USD	1,595	1
Barclays Bank PLC	6/4/2014	THB	1,822,000	USD	56,179	692
JP Morgan & Chase Co.	6/4/2014	THB	1,822,000	USD	56,181	694
Barclays Bank PLC	6/4/2014	USD	869,214	AUD	934,000	(229)
Barclays Bank PLC	6/4/2014	USD	888,436	HKD	6,888,000	7
Barclays Bank PLC	6/4/2014	USD	111,802	IDR	1,311,436,000	450
Barclays Bank PLC	6/4/2014	USD	161,683	INR	9,570,000	129
Barclays Bank PLC	6/4/2014	USD	199,005	MYR	640,000	127
Barclays Bank PLC	6/4/2014	USD	39,908	NZD	47,000	(13)
Barclays Bank PLC	6/4/2014	USD	46,205	PHP	2,027,000	119
Barclays Bank PLC	6/4/2014	USD	167,512	SGD	210,000	(88)
Barclays Bank PLC	6/4/2014	USD	55,466	THB	1,822,000	22
JP Morgan & Chase Co.	6/4/2014	USD	869,274	AUD	934,000	(288)
JP Morgan & Chase Co.	6/4/2014	USD	888,436	HKD	6,888,000	7
JP Morgan & Chase Co.	6/4/2014	USD	112,329	IDR	1,311,436,000	(76)
JP Morgan & Chase Co.	6/4/2014	USD	161,956	INR	9,570,000	(144)
JP Morgan & Chase Co.	6/4/2014	USD	199,191	MYR	640,000	(59)
JP Morgan & Chase Co.	6/4/2014	USD	39,908	NZD	47,000	(13)
JP Morgan & Chase Co.	6/4/2014	USD	46,326	PHP	2,027,000	(2)
JP Morgan & Chase Co	6/4/2014	USD	167,511	SGD	210,000	(87)

See Notes to Financial Statements.	62

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co	6/4/2014	USD	55,464	THB	1,822,000	$24
The Bank of New York Mellon	6/4/2014	USD	6,579	HKD	51,000	(1)
The Bank of New York Mellon	6/4/2014	USD	646	HKD	5,008	—
The Bank of New York Mellon	6/4/2014	USD	3,096	HKD	24,000	—
The Bank of New York Mellon	6/4/2014	USD	16,170	INR	945,000	(192)
The Bank of New York Mellon	6/4/2014	USD	2,570	NZD	3,000	(23)
The Bank of New York Mellon	6/4/2014	USD	1,597	SGD	2,000	(2)
Barclays Bank PLC	6/5/2014	KRW	417,635,000	USD	403,652	(5,611)
JP Morgan & Chase Co.	6/5/2014	KRW	417,635,000	USD	403,500	(5,763)
Barclays Bank PLC	6/5/2014	TWD	9,105,000	USD	301,940	(1,733)
JP Morgan & Chase Co.	6/5/2014	TWD	9,105,000	USD	301,420	(2,253)
The Bank of New York Mellon	6/5/2014	TWD	368,000	USD	12,218	(56)
Barclays Bank PLC	6/5/2014	USD	408,905	KRW	417,635,000	357
Barclays Bank PLC	6/5/2014	USD	303,500	TWD	9,105,000	173
JP Morgan & Chase Co.	6/5/2014	USD	409,366	KRW	417,635,000	(104)
JP Morgan & Chase Co.	6/5/2014	USD	303,647	TWD	9,105,000	26
The Bank of New York Mellon	6/5/2014	USD	12,260	TWD	368,000	13
Barclays Bank PLC	7/3/2014	AUD	937,000	USD	870,251	236
JP Morgan & Chase Co.	7/3/2014	AUD	937,000	USD	870,272	257
The Bank of New York Mellon	7/3/2014	AUD	10,229	USD	9,500	3
Barclays Bank PLC	7/3/2014	HKD	7,018,000	USD	905,242	(20)
JP Morgan & Chase Co.	7/3/2014	HKD	7,018,000	USD	905,237	(25)
The Bank of New York Mellon	7/3/2014	HKD	51,942	USD	6,700	—
Barclays Bank PLC	7/3/2014	IDR	1,273,404,000	USD	108,099	(349)
JP Morgan & Chase Co.	7/3/2014	IDR	1,273,404,000	USD	108,857	408
Barclays Bank PLC	7/3/2014	KRW	454,259,000	USD	444,098	(417)
JP Morgan & Chase Co.	7/3/2014	KRW	454,259,000	USD	444,567	52
Barclays Bank PLC	7/3/2014	MYR	636,000	USD	197,393	(71)
JP Morgan & Chase Co.	7/3/2014	MYR	636,000	USD	197,663	198
Barclays Bank PLC	7/3/2014	NZD	44,000	USD	37,267	20
JP Morgan & Chase Co.	7/3/2014	NZD	44,000	USD	37,264	17
The Bank of New York Mellon	7/3/2014	NZD	4,368	USD	3,700	2
Barclays Bank PLC	7/3/2014	PHP	2,022,000	USD	46,091	(101)
JP Morgan & Chase Co.	7/3/2014	PHP	2,022,000	USD	46,212	20
Barclays Bank PLC	7/3/2014	SGD	214,000	USD	170,697	84
JP Morgan & Chase Co.	7/3/2014	SGD	214,000	USD	170,697	84
Barclays Bank PLC	7/3/2014	TWD	9,388,000	USD	313,090	(175)
JP Morgan & Chase Co.	7/3/2014	TWD	9,388,000	USD	313,356	91
Barclays Bank PLC	7/7/2014	INR	10,016,000	USD	168,377	293
JP Morgan & Chase Co.	7/7/2014	INR	10,016,000	USD	168,756	671
Barclays Bank PLC	7/7/2014	THB	1,809,000	USD	54,938	(73)
JP Morgan & Chase Co.	7/7/2014	THB	1,809,000	USD	54,926	(85)

Total net unrealized depreciation						$(39,037)

Currency Abbreviations

AUD – Australian Dollar

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Phillippine Peso

SGD – Singapore Dollar

THB – Thai Baht

TWD – New Taiwan Dollar

USD – U.S. Dollar

See Notes to Financial Statements.	63

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

May 31, 2014

* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 the aggregate market value of this security amounted to $63,492 or 1.0% of net assets.

† Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.

(a) Less than 0.1%.

ADR – American Depositary Receipt.

CDI – Chess Depositary Interest.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	64

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 98.2%
Austria — 0.4%
Andritz AG	1,297	$77,254
Erste Group Bank AG	4,907	170,503
Immofinanz AG*	17,266	61,383
OMV AG	2,596	107,543
Raiffeisen Bank International AG	2,017	67,555
Telekom Austria AG	3,895	37,873
Vienna Insurance Group AG Wiener Versicherung Gruppe*	659	35,627
Voestalpine AG	2,005	92,776

		650,514

Belgium — 1.8%
Ageas	3,899	163,913
Anheuser-Busch InBev NV	14,219	1,560,506
Belgacom SA	2,713	89,886
Colruyt SA	1,345	75,364
Delhaize Group SA	1,806	128,411
Groupe Bruxelles Lambert SA	1,418	147,639
KBC Groep NV*	4,378	260,619
Solvay SA	1,043	168,694
Telenet Group Holding NV*	890	53,321
UCB SA	2,025	161,428
Umicore SA	2,008	96,569

		2,906,350

Bermuda — 0.1%
Seadrill Ltd	6,610	249,234

Channel Islands — 0.1%
Friends Life Group Ltd.	25,018	131,382
Randgold Resources Ltd.	1,536	112,177

		243,559

Denmark — 1.9%
A.P. Moeller — Maersk A/S, Class A	44	108,729
A.P. Moeller — Maersk A/S, Class B	106	276,072
Carlsberg A/S, Class B	1,890	196,413
Coloplast A/S, Class B	1,936	166,895
Danske Bank A/S	11,564	325,044
DSV A/S	3,186	106,137
Novo Nordisk A/S, Class B	35,247	1,492,216
Novozymes A/S, Class B	4,012	196,084
TDC A/S	14,517	140,921
Tryg A/S	407	38,840
William Demant Holding A/S*	415	37,254

		3,084,605

Finland — 1.3%
Elisa OYJ	2,481	73,863
Fortum OYJ	7,799	190,194
Kone OYJ, Class B	5,507	226,708
Metso OYJ	2,244	87,241
Neste Oil OYJ	2,244	45,945
Nokia OYJ*	66,099	533,863
Nokian Renkaat OYJ	2,005	84,946
Orion OYJ, Class B	1,769	55,752
Sampo OYJ, Class A	7,856	396,018

	Number of Shares	Value

Finland (Continued)
Stora Enso OYJ, Class R	9,795	$100,341
UPM-Kymmene OYJ	9,325	164,105
Wartsila OYJ Abp	3,126	168,660

		2,127,636

France — 14.9%
Accor SA	3,013	159,421
Aeroports de Paris	505	65,742
Air Liquide SA	5,522	804,299
Airbus Group NV	10,338	741,398
Alcatel-Lucent*	49,093	200,162
Alstom SA	3,459	136,740
Arkema SA	1,093	111,760
AtoS	1,372	123,250
AXA SA	32,085	792,077
BNP Paribas SA	18,656	1,306,395
Bollore SA	88	56,416
Bouygues SA	3,377	156,768
Bureau Veritas SA	3,895	117,446
Cap Gemini SA	2,524	183,522
Carrefour SA	10,813	393,111
Casino Guichard-Perrachon SA	976	125,674
CGG*	264	3,563
Christian Dior SA	959	200,666
Cie de St-Gobain	7,819	445,474
Cie Generale des Etablissements Michelin	3,303	407,027
CNP Assurances	3,067	66,140
Credit Agricole SA	17,598	274,553
Danone SA	10,028	746,779
Dassault Systemes SA	1,093	138,623
Edenred	3,550	111,278
Electricite de France	4,249	149,175
Essilor International SA	3,587	376,797
Eurazeo SA	711	61,351
Eutelsat Communications SA	2,714	95,025
Fonciere des Regions REIT	499	49,941
GDF Suez	25,439	710,366
Gecina SA REIT	377	53,806
Groupe Eurotunnel SA	8,895	117,615
ICADE REIT	621	62,169
Iliad SA	460	147,044
Imerys SA	591	49,522
JCDecaux SA	1,181	47,057
Kering	1,325	292,783
Klepierre REIT	1,769	85,883
Lafarge SA	3,304	285,411
Lagardere SCA	2,131	74,264
Legrand SA	4,657	294,780
L’Oreal SA	4,264	744,001
LVMH Moet Hennessy Louis Vuitton SA	4,905	975,865
Natixis	16,300	111,097
Orange SA	32,693	546,599
Pernod Ricard SA	3,754	460,302
Peugeot SA*	6,856	97,010
Publicis Groupe SA	3,185	274,740
Remy Cointreau SA	408	37,819
Renault SA	3,424	322,334

See Notes to Financial Statements.	65

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

France (Continued)
Rexel SA*	4,722	$112,838
Safran SA	4,774	323,987
Sanofi	21,110	2,257,212
Schneider Electric SA	9,689	912,385
SCOR SE	2,714	94,747
Societe BIC SA	497	64,944
Societe Generale SA	12,734	733,656
Sodexo	1,654	177,758
Suez Environnement Co.	4,957	99,601
Technip SA	1,796	192,872
Thales SA	1,590	95,172
Total SA	37,904	2,659,929
Unibail-Rodamco SE REIT	1,711	478,369
Valeo SA	1,324	177,775
Vallourec SA	1,887	102,634
Veolia Environnement	7,198	137,565
Vinci SA	8,498	629,019
Vivendi SA*	21,406	561,419
Wendel SA*	570	86,091
Zodiac Aerospace	3,297	117,212

		24,406,225

Germany — 12.7%
adidas AG	3,689	395,959
Allianz SE	8,075	1,369,335
Axel Springer SE	709	45,666
BASF SE	16,234	1,869,282
Bayer AG	14,655	2,119,571
Bayerische Motoren Werke AG	5,820	730,604
Beiersdorf AG	1,772	178,942
Brenntag AG	908	169,633
Celesio AG*	755	26,851
Commerzbank AG*	17,019	270,159
Continental AG	1,967	465,077
Daimler AG	17,013	1,616,444
Deutsche Bank AG (a)	17,991	728,748
Deutsche Boerse AG	3,449	263,286
Deutsche Lufthansa AG	4,032	106,353
Deutsche Post AG	17,037	631,929
Deutsche Telekom AG	54,827	921,145
Deutsche Wohnen AG*	4,975	110,339
E.ON SE	35,133	684,135
Fraport AG Frankfurt Airport Services Worldwide	631	48,409
Fresenius Medical Care AG & Co. KGaA	3,779	250,357
Fresenius SE & Co. KGaA	2,266	338,083
GEA Group AG	3,195	137,431
Hannover Rueck SE	1,063	94,535
HeidelbergCement AG	2,480	213,589
Henkel AG & Co. KGaA	2,275	230,697
Hochtief AG	517	47,042
Hugo Boss AG	567	80,576
Infineon Technologies AG	19,888	246,679
K+S AG	3,067	106,611
Kabel Deutschland Holding AG	377	53,652
LANXESS AG	1,582	112,484
Linde AG	3,277	684,579

	Number of Shares	Value

Germany (Continued)
MAN SE	612	$76,443
Merck KGaA	1,143	196,319
Metro AG*	2,813	117,414
Muenchener Rueckversicherungs-Gesellschaft AG	3,162	700,856
OSRAM Licht AG*	1,466	74,390
ProSiebenSat.1 Media AG	3,851	175,255
RWE AG	8,617	345,930
SAP AG	16,312	1,248,766
Siemens AG	14,004	1,860,480
Sky Deutschland AG*	7,690	71,744
Suedzucker AG	132	2,681
Telefonica Deutschland Holding AG*	4,956	38,481
ThyssenKrupp AG*	7,939	238,411
United Internet AG	2,061	95,255
Volkswagen AG	525	138,301

		20,728,908

Ireland — 1.0%
Bank of Ireland*	427,137	164,196
CRH PLC	12,878	352,500
Experian PLC	17,598	305,891
Kerry Group PLC, Class A	2,784	211,953
Shire PLC	10,332	591,250

		1,625,790

Italy — 3.6%
Assicurazioni Generali SpA	20,546	465,204
Atlantia SpA	6,635	184,328
Banca Monte dei Paschi di Siena SpA*	2,035	68,968
Banco Popolare SC*	6,138	118,394
Enel Green Power SpA	31,383	88,041
Enel SpA	116,088	657,039
Eni SpA	44,874	1,143,275
EXOR SpA	1,733	74,414
Fiat SpA*	15,456	161,494
Finmeccanica SpA*	7,198	59,068
Intesa Sanpaolo SpA	206,541	692,047
Intesa Sanpaolo SpA-RSP	15,000	42,776
Luxottica Group SpA	2,950	168,493
Mediobanca SpA*	10,544	105,643
Pirelli & C. SpA*	4,247	71,614
Prysmian SpA	3,560	82,644
Saipem SpA*	4,719	122,994
Snam SpA	35,777	210,003
Telecom Italia SpA*	177,838	220,846
Telecom Italia SpA-RSP	108,070	103,195
Terna Rete Elettrica Nazionale SpA	26,560	140,984
UniCredit SpA	77,689	677,247
Unione di Banche Italiane SCPA	15,106	139,098
UnipolSai SpA	15,694	53,997

		5,851,806

Luxembourg — 0.6%
Altice SA*	1,000	72,656
ArcelorMittal	17,592	268,584
Millicom International Cellular SA SDR	1,181	109,064
RTL Group SA	685	79,837

See Notes to Financial Statements.	66

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Luxembourg (Continued)
SES SA FDR	5,321	$193,302
Tenaris SA	8,379	187,548

		910,991

Mexico — 0.0% (b)
Fresnillo PLC	3,850	52,014

Netherlands — 6.7%
Aegon NV	31,857	276,364
Akzo Nobel NV	4,273	320,246
ASML Holding NV	6,294	540,179
Corio NV REIT	1,181	59,059
Delta Lloyd NV	3,439	83,515
Fugro NV	1,244	71,773
Gemalto NV	1,424	154,612
Heineken Holding NV	1,772	116,935
Heineken NV	4,058	286,044
ING Groep NV*	67,817	949,877
Koninklijke Ahold NV	16,405	298,094
Koninklijke Boskalis Westminster NV	1,522	86,682
Koninklijke DSM NV	3,023	217,992
Koninklijke KPN NV*	56,535	208,926
Koninklijke Philips NV	17,241	544,547
Koninklijke Vopak NV	1,233	62,819
OCI NV*	1,660	63,563
QIAGEN NV*	4,130	94,750
Randstad Holding NV	2,184	127,064
Reed Elsevier NV	12,184	272,798
Royal Dutch Shell PLC, Class A	68,990	2,711,772
Royal Dutch Shell PLC, Class B	43,833	1,789,057
TNT Express NV	7,670	68,546
Unilever NV	28,858	1,249,377
Wolters Kluwer NV	5,312	159,015
Ziggo NV	2,607	122,907

		10,936,513

Norway — 1.1%
Aker Solutions ASA	2,852	50,095
DNB ASA	17,231	323,699
Gjensidige Forsikring ASA	3,540	65,377
Norsk Hydro ASA	23,723	128,975
Orkla ASA	14,605	129,243
Statoil ASA	19,717	604,251
Telenor ASA	13,307	315,429
Yara International ASA	3,186	145,499

		1,762,568

Portugal — 0.3%
Banco Espirito Santo SA*	54,587	74,039
EDP — Energias de Portugal SA	40,510	191,619
Galp Energia SGPS SA	6,768	119,936
Jeronimo Martins SGPS SA	4,483	76,602
Portugal Telecom SGPS SA	1,045	3,755

		465,951

Spain — 5.3%
Abertis Infraestructuras SA	7,100	155,581
ACS Actividades de Construccion y Servicios SA	3,074	136,585

	Number of Shares	Value

Spain (Continued)
Amadeus IT Holding SA, Class A	6,721	$295,285
Banco Bilbao Vizcaya Argentaria SA	104,601	1,340,896
Banco de Sabadell SA	60,544	200,055
Banco Popular Espanol SA	30,833	217,759
Banco Santander SA	209,443	2,148,134
Bankia SA*	80,656	163,931
CaixaBank SA	30,936	188,166
Distribuidora Internacional de Alimentacion SA	11,160	103,098
Enagas SA	3,421	100,682
Ferrovial SA	7,089	153,455
Gas Natural SDG SA	6,146	177,152
Grifols SA	2,599	140,828
Iberdrola SA	89,901	646,938
Inditex SA	3,856	559,800
Mapfre SA	19,117	78,074
Red Electrica Corp. SA	1,890	162,157
Repsol SA	15,375	433,109
Telefonica SA	72,292	1,213,095
Zardoya Otis SA	3,006	54,253

		8,669,033

Sweden — 4.5%
Alfa Laval AB	5,546	145,280
Assa Abloy AB, Class B	5,898	297,808
Atlas Copco AB, Class A	11,811	346,282
Atlas Copco AB, Class B	6,853	188,939
Boliden AB	4,839	67,249
Electrolux AB, Series B	4,249	106,733
Elekta AB, Class B	6,510	84,147
Getinge AB, Class B	3,540	90,987
Hennes & Mauritz AB, Class B	16,766	708,521
Hexagon AB, Class B	4,474	140,598
Husqvarna AB, Class B	7,198	56,416
Industrivarden AB, Class C	2,127	42,654
Investment AB Kinnevik, Class B	4,146	164,489
Investor AB, Class B	8,026	314,948
Lundin Petroleum AB*	3,914	76,560
Nordea Bank AB	53,671	791,591
Sandvik AB	18,772	267,330
Securitas AB, Class B	5,547	64,033
Skandinaviska Enskilda Banken AB, Class A	26,790	363,699
Skanska AB, Class B	6,727	155,811
SKF AB, Class B	6,963	178,445
Svenska Cellulosa AB SCA, Class B	10,385	288,955
Svenska Handelsbanken AB, Class A	8,798	447,131
Swedbank AB, Class A	15,939	423,960
Swedish Match AB	3,543	123,783
Tele2 AB, Class B	5,664	66,991
Telefonaktiebolaget LM Ericsson, Class B	54,029	676,977
TeliaSonera AB	42,016	311,227
Volvo AB, Class B	26,910	391,264

		7,382,808

Switzerland — 14.3%
ABB Ltd.*	38,827	922,223
Actelion Ltd.*	1,804	179,292
Adecco SA*	2,957	246,830

See Notes to Financial Statements.	67

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Switzerland (Continued)
Aryzta AG*	1,536	$143,223
Baloise Holding AG	827	99,277
Barry Callebaut AG*	36	47,558
Cie Financiere Richemont SA	9,211	970,472
Coca-Cola HBC AG CDI*	3,558	81,825
Credit Suisse Group AG*	26,782	796,133
EMS-Chemie Holding AG	150	56,281
Geberit AG	655	216,870
Givaudan SA*	159	260,650
Glencore PLC*	188,157	1,019,805
Holcim Ltd.*	4,018	352,444
Julius Baer Group Ltd.*	3,906	169,064
Kuehne + Nagel International AG	945	128,849
Lindt & Spruengli AG	2	118,928
Lindt & Spruengli AG Participation Certificates	14	69,382
Lonza Group AG*	945	101,570
Nestle SA	57,134	4,482,036
Novartis AG	40,702	3,649,772
Pargesa Holding SA	563	50,170
Partners Group Holding AG	303	80,394
Roche Holding AG	12,454	3,664,578
Schindler Holding AG	373	56,981
Schindler Holding AG Participation Certificates	812	125,404
SGS SA	88	220,614
Sika AG	35	138,710
Sonova Holding AG*	955	145,676
STMicroelectronics NV*	11,348	113,543
Sulzer AG	435	66,064
Swatch Group AG (The) — Bearer	538	317,513
Swatch Group AG (The) — Registered	864	94,794
Swiss Life Holding AG*	555	133,436
Swiss Prime Site AG*	1,044	83,940
Swiss Re AG*	6,185	550,123
Swisscom AG	407	242,473
Syngenta AG	1,638	630,141
Transocean Ltd.	6,373	268,798
UBS AG*	64,634	1,297,732
Wolseley PLC	4,667	260,108
Zurich Insurance Group AG*	2,631	789,446

		23,443,122

United Kingdom — 27.6%
3i Group PLC	17,347	125,583
Aberdeen Asset Management PLC	17,111	127,661
Admiral Group PLC	3,421	83,605
Aggreko PLC	4,792	133,899
AMEC PLC	5,309	107,499
Anglo American PLC	24,763	604,973
Antofagasta PLC	6,982	92,280
ARM Holdings PLC	24,671	380,451
ASOS PLC*	947	71,860
Associated British Foods PLC	6,261	316,728
AstraZeneca PLC	22,329	1,603,216
Aviva PLC	52,036	457,045
Babcock International Group PLC	8,798	179,030

	Number of Shares	Value

United Kingdom (Continued)
BAE Systems PLC	56,862	$403,264
Barclays PLC	287,922	1,192,054
BG Group PLC	60,438	1,236,943
BHP Billiton PLC	37,402	1,171,104
BP PLC	329,575	2,778,729
British American Tobacco PLC	33,401	2,015,794
British Land Co. PLC REIT	16,868	202,159
British Sky Broadcasting Group PLC	18,175	268,852
BT Group PLC	140,355	933,990
Bunzl PLC	5,901	165,381
Burberry Group PLC	7,796	200,326
Capita PLC	11,578	214,835
Carnival PLC	3,198	129,991
Centrica PLC	90,076	506,705
CNH Industrial NV	16,642	182,166
Cobham PLC	19,345	103,406
Compass Group PLC	31,737	529,580
Croda International PLC	2,363	104,289
Diageo PLC	44,456	1,429,978
Direct Line Insurance Group PLC	25,961	110,225
easyJet PLC	2,831	72,603
G4S PLC	27,731	116,206
GKN PLC	28,916	190,289
GlaxoSmithKline PLC	85,950	2,306,541
Hammerson PLC REIT	12,523	124,686
Hargreaves Lansdown PLC	4,170	85,205
HSBC Holdings PLC	333,538	3,517,693
ICAP PLC	9,794	65,601
IMI PLC	4,764	127,527
Imperial Tobacco Group PLC	17,053	769,485
Inmarsat PLC	8,023	98,373
InterContinental Hotels Group PLC	4,603	181,700
International Consolidated Airlines Group SA*	17,871	118,395
Intertek Group PLC	2,835	138,664
Intu Properties PLC REIT	15,368	81,143
Investec PLC	10,266	89,050
ITV PLC	66,919	204,260
J Sainsbury PLC	22,067	128,017
Johnson Matthey PLC	3,602	193,929
Kingfisher PLC	41,888	275,233
Land Securities Group PLC REIT	13,822	247,439
Legal & General Group PLC	104,589	403,567
Lloyds Banking Group PLC*	1,000,039	1,305,135
London Stock Exchange Group PLC	3,077	100,987
Marks & Spencer Group PLC	28,548	214,951
Meggitt PLC	14,071	114,273
Melrose Industries PLC	19,124	89,755
National Grid PLC	65,855	982,433
Next PLC	2,719	302,623
Old Mutual PLC	86,498	292,874
Pearson PLC	14,404	282,725
Persimmon PLC*	5,427	121,714
Petrofac Ltd.	4,602	97,349
Prudential PLC	45,181	1,049,269
Reckitt Benckiser Group PLC	11,496	982,745
Reed Elsevier PLC	20,560	327,739

See Notes to Financial Statements.	68

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

United Kingdom (Continued)
Rexam PLC	13,935	$124,146
Rio Tinto PLC	22,537	1,154,823
Rolls-Royce Holdings PLC*	33,149	577,867
Royal Bank of Scotland Group PLC*	43,453	252,448
Royal Mail PLC*	11,798	101,252
RSA Insurance Group PLC	17,816	143,283
SABMiller PLC	16,993	943,090
Sage Group PLC (The)	19,352	132,930
Schroders PLC	2,163	93,758
Segro PLC REIT	13,245	82,033
Serco Group PLC	891	5,550
Severn Trent PLC	4,248	140,131
Smith & Nephew PLC	15,711	275,461
Smiths Group PLC	6,960	154,112
Sports Direct International PLC*	4,400	58,006
SSE PLC	17,003	443,465
Standard Chartered PLC	43,028	968,254
Standard Life PLC	41,913	281,017
Subsea 7 SA	4,719	94,334
Tate & Lyle PLC	8,280	96,111
Tesco PLC	142,932	727,251
Travis Perkins PLC	4,365	123,138
TUI Travel PLC	9,089	62,509
Tullow Oil PLC	16,049	226,777
Unilever PLC	22,650	1,017,483
United Utilities Group PLC	12,035	175,101
Vodafone Group PLC	467,889	1,643,050
Weir Group PLC (The)	3,776	165,828
Whitbread PLC	3,185	223,477
William Hill PLC	15,459	92,144
WM Morrison Supermarkets PLC	39,527	133,636
WPP PLC	23,704	511,357

		45,187,601

TOTAL COMMON STOCKS (Cost $158,446,189)		160,685,228

	Number of Shares	Value
PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	945	$91,152
Fuchs Petrolub SE	618	58,549
Henkel AG & Co. KGaA	3,160	364,982
Porsche Automobil Holding SE	2,721	290,612
Volkswagen AG	2,552	678,362

		1,483,657

United Kingdom — 0.0% (b)
Rolls-Royce Holdings PLC, Class C*	865,372	1,451

TOTAL PREFERRED STOCKS (Cost $1,466,615)		1,485,108

RIGHTS — 0.0% (b)
France — 0.0% (b)
Eurazeo SA*, expires 6/28/14	1	4

Portugal — 0.0% (b)
Banco Espirito Santo SA*, expires 7/09/14	23,291	4,254

Spain — 0.0% (b)
Abertis Infraestructuras SA*	228	4,997

TOTAL RIGHTS (Cost $0)		9,255

TOTAL INVESTMENTS — 99.1% (Cost $159,912,804)		$162,179,591
Other assets less liabilities — 0.9%		1,551,327

NET ASSETS — 100.0%		$163,730,918

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	CHF	2,026,000	USD	2,302,014	$39,489
Barclays Bank PLC	6/4/2014	CHF	613,000	USD	699,784	15,220
Barclays Bank PLC	6/4/2014	CHF	3,327,000	USD	3,753,562	38,153
Barclays Bank PLC	6/4/2014	CHF	155,500	USD	175,179	1,525
Barclays Bank PLC	6/4/2014	CHF	155,500	USD	174,705	1,051
Barclays Bank PLC	6/4/2014	CHF	238,000	USD	266,814	1,029
Barclays Bank PLC	6/4/2014	CHF	236,000	USD	264,598	1,046
Barclays Bank PLC	6/4/2014	CHF	1,749,500	USD	1,953,461	(284)
Barclays Bank PLC	6/4/2014	CHF	877,000	USD	976,738	(2,647)
JP Morgan & Chase Co.	6/4/2014	CHF	2,026,000	USD	2,301,559	39,034
JP Morgan & Chase Co.	6/4/2014	CHF	461,000	USD	525,137	10,318
JP Morgan & Chase Co.	6/4/2014	CHF	3,327,000	USD	3,753,736	38,327
JP Morgan & Chase Co.	6/4/2014	CHF	155,500	USD	175,176	1,522
JP Morgan & Chase Co.	6/4/2014	CHF	155,500	USD	174,701	1,048
JP Morgan & Chase Co.	6/4/2014	CHF	238,000	USD	266,813	1,027

See Notes to Financial Statements.	69

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/4/2014	CHF	236,000	USD	264,598	$1,046
JP Morgan & Chase Co.	6/4/2014	CHF	1,749,500	USD	1,953,450	(295)
JP Morgan & Chase Co.	6/4/2014	CHF	877,000	USD	976,794	(2,591)
The Bank of New York Mellon	6/4/2014	CHF	7,000	USD	7,952	135
The Bank of New York Mellon	6/4/2014	CHF	22,000	USD	25,024	456
The Bank of New York Mellon	6/4/2014	CHF	48,300	USD	54,421	483
The Bank of New York Mellon	6/4/2014	CHF	356,000	USD	399,866	2,305
The Bank of New York Mellon	6/4/2014	CHF	41,100	USD	46,104	206
The Bank of New York Mellon	6/4/2014	CHF	75,000	USD	83,739	(17)
The Bank of New York Mellon	6/4/2014	CHF	159,000	USD	176,965	(597)
Barclays Bank PLC	6/4/2014	DKK	1,792,000	USD	332,917	5,617
Barclays Bank PLC	6/4/2014	DKK	492,000	USD	91,723	1,861
Barclays Bank PLC	6/4/2014	DKK	2,658,000	USD	489,925	4,453
Barclays Bank PLC	6/4/2014	DKK	124,500	USD	22,951	212
Barclays Bank PLC	6/4/2014	DKK	123,500	USD	22,672	116
Barclays Bank PLC	6/4/2014	DKK	184,500	USD	33,860	162
Barclays Bank PLC	6/4/2014	DKK	184,000	USD	33,794	188
Barclays Bank PLC	6/4/2014	DKK	1,366,000	USD	249,445	(49)
Barclays Bank PLC	6/4/2014	DKK	685,500	USD	124,932	(271)
JP Morgan & Chase Co.	6/4/2014	DKK	1,792,000	USD	332,939	5,638
JP Morgan & Chase Co.	6/4/2014	DKK	372,000	USD	69,148	1,204
JP Morgan & Chase Co.	6/4/2014	DKK	2,658,000	USD	489,932	4,460
JP Morgan & Chase Co.	6/4/2014	DKK	124,500	USD	22,952	212
JP Morgan & Chase Co.	6/4/2014	DKK	123,500	USD	22,672	116
JP Morgan & Chase Co.	6/4/2014	DKK	184,500	USD	33,860	162
JP Morgan & Chase Co.	6/4/2014	DKK	184,000	USD	33,795	188
JP Morgan & Chase Co.	6/4/2014	DKK	1,366,000	USD	249,444	(50)
JP Morgan & Chase Co.	6/4/2014	DKK	685,500	USD	124,933	(270)
The Bank of New York Mellon	6/4/2014	DKK	39,000	USD	7,247	123
The Bank of New York Mellon	6/4/2014	DKK	87,300	USD	16,204	260
The Bank of New York Mellon	6/4/2014	DKK	99,000	USD	18,250	168
The Bank of New York Mellon	6/4/2014	DKK	806,000	USD	148,066	853
The Bank of New York Mellon	6/4/2014	DKK	77,600	USD	14,263	90
The Bank of New York Mellon	6/4/2014	DKK	44,800	USD	8,217	34
The Bank of New York Mellon	6/4/2014	DKK	154,000	USD	28,122	(5)
The Bank of New York Mellon	6/4/2014	DKK	419,000	USD	76,349	(180)
Barclays Bank PLC	6/4/2014	EUR	5,734,000	USD	7,949,606	133,307
Barclays Bank PLC	6/4/2014	EUR	1,781,000	USD	2,477,774	50,005
Barclays Bank PLC	6/4/2014	EUR	9,641,500	USD	13,261,970	119,166
Barclays Bank PLC	6/4/2014	EUR	451,500	USD	621,157	5,695
Barclays Bank PLC	6/4/2014	EUR	451,000	USD	617,909	3,129
Barclays Bank PLC	6/4/2014	EUR	670,500	USD	918,411	4,419
Barclays Bank PLC	6/4/2014	EUR	671,500	USD	920,512	5,158
Barclays Bank PLC	6/4/2014	EUR	4,983,500	USD	6,792,286	(969)
Barclays Bank PLC	6/4/2014	EUR	2,534,500	USD	3,447,528	(7,374)
JP Morgan & Chase Co.	6/4/2014	EUR	5,734,000	USD	7,949,749	133,450
JP Morgan & Chase Co.	6/4/2014	EUR	1,347,000	USD	1,868,471	32,309
JP Morgan & Chase Co.	6/4/2014	EUR	9,641,500	USD	13,261,960	119,156
JP Morgan & Chase Co.	6/4/2014	EUR	451,500	USD	621,151	5,689
JP Morgan & Chase Co.	6/4/2014	EUR	451,000	USD	617,902	3,121
JP Morgan & Chase Co.	6/4/2014	EUR	670,500	USD	918,411	4,420
JP Morgan & Chase Co.	6/4/2014	EUR	671,500	USD	920,518	5,163
JP Morgan & Chase Co.	6/4/2014	EUR	4,983,500	USD	6,791,803	(1,452)
JP Morgan & Chase Co.	6/4/2014	EUR	2,534,500	USD	3,447,531	(7,371)
The Bank of New York Mellon	6/4/2014	EUR	2,000	USD	2,773	47
The Bank of New York Mellon	6/4/2014	EUR	48,000	USD	66,026	595
The Bank of New York Mellon	6/4/2014	EUR	19,200	USD	26,411	239

See Notes to Financial Statements.	70

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/4/2014	EUR	140,000	USD	192,556	$1,715
The Bank of New York Mellon	6/4/2014	EUR	262,000	USD	359,173	2,028
The Bank of New York Mellon	6/4/2014	EUR	203,200	USD	278,759	1,767
The Bank of New York Mellon	6/4/2014	EUR	248,000	USD	337,267	(794)
The Bank of New York Mellon	6/4/2014	EUR	10,000	USD	13,606	(25)
Barclays Bank PLC	6/4/2014	GBP	3,208,000	USD	5,415,951	38,880
Barclays Bank PLC	6/4/2014	GBP	1,022,000	USD	1,732,357	19,338
Barclays Bank PLC	6/4/2014	GBP	5,513,500	USD	9,289,509	48,087
Barclays Bank PLC	6/4/2014	GBP	258,000	USD	435,124	2,679
Barclays Bank PLC	6/4/2014	GBP	258,500	USD	434,859	1,576
Barclays Bank PLC	6/4/2014	GBP	389,500	USD	655,041	2,183
Barclays Bank PLC	6/4/2014	GBP	388,500	USD	653,383	2,201
Barclays Bank PLC	6/4/2014	GBP	2,842,000	USD	4,781,685	18,083
Barclays Bank PLC	6/4/2014	GBP	1,432,000	USD	2,394,052	(6,187)
JP Morgan & Chase Co.	6/4/2014	GBP	3,208,000	USD	5,415,338	38,267
JP Morgan & Chase Co.	6/4/2014	GBP	772,000	USD	1,302,552	8,569
JP Morgan & Chase Co.	6/4/2014	GBP	5,513,500	USD	9,289,503	48,081
JP Morgan & Chase Co.	6/4/2014	GBP	258,000	USD	435,117	2,672
JP Morgan & Chase Co.	6/4/2014	GBP	258,500	USD	434,867	1,583
JP Morgan & Chase Co.	6/4/2014	GBP	389,500	USD	655,041	2,183
JP Morgan & Chase Co.	6/4/2014	GBP	388,500	USD	653,385	2,203
JP Morgan & Chase Co.	6/4/2014	GBP	2,842,000	USD	4,781,685	18,083
JP Morgan & Chase Co.	6/4/2014	GBP	1,432,000	USD	2,394,052	(6,187)
The Bank of New York Mellon	6/4/2014	GBP	6,000	USD	10,122	66
The Bank of New York Mellon	6/4/2014	GBP	32,000	USD	53,966	329
The Bank of New York Mellon	6/4/2014	GBP	42,000	USD	70,526	128
The Bank of New York Mellon	6/4/2014	GBP	57,000	USD	95,909	369
The Bank of New York Mellon	6/4/2014	GBP	41,000	USD	68,980	258
Barclays Bank PLC	6/4/2014	NOK	1,272,000	USD	213,233	482
Barclays Bank PLC	6/4/2014	NOK	408,000	USD	68,948	707
Barclays Bank PLC	6/4/2014	NOK	2,223,500	USD	375,751	3,856
Barclays Bank PLC	6/4/2014	NOK	103,000	USD	17,368	141
Barclays Bank PLC	6/4/2014	NOK	104,500	USD	17,631	153
Barclays Bank PLC	6/4/2014	NOK	154,000	USD	25,944	187
Barclays Bank PLC	6/4/2014	NOK	154,500	USD	26,021	180
Barclays Bank PLC	6/4/2014	NOK	1,144,000	USD	191,855	513
Barclays Bank PLC	6/4/2014	NOK	577,000	USD	96,692	185
JP Morgan & Chase Co.	6/4/2014	NOK	1,272,000	USD	213,306	556
JP Morgan & Chase Co.	6/4/2014	NOK	305,000	USD	51,319	306
JP Morgan & Chase Co.	6/4/2014	NOK	2,223,500	USD	375,752	3,858
JP Morgan & Chase Co.	6/4/2014	NOK	104,500	USD	17,631	153
JP Morgan & Chase Co.	6/4/2014	NOK	103,000	USD	17,368	141
JP Morgan & Chase Co.	6/4/2014	NOK	154,000	USD	25,944	187
JP Morgan & Chase Co.	6/4/2014	NOK	154,500	USD	26,021	180
JP Morgan & Chase Co.	6/4/2014	NOK	1,144,000	USD	191,855	513
JP Morgan & Chase Co.	6/4/2014	NOK	577,000	USD	96,693	186
The Bank of New York Mellon	6/4/2014	NOK	125,000	USD	20,925	18
Barclays Bank PLC	6/4/2014	SEK	5,310,000	USD	814,262	20,837
Barclays Bank PLC	6/4/2014	SEK	1,651,000	USD	253,694	7,000
Barclays Bank PLC	6/4/2014	SEK	8,964,500	USD	1,363,040	23,556
Barclays Bank PLC	6/4/2014	SEK	420,500	USD	63,988	1,156
Barclays Bank PLC	6/4/2014	SEK	420,500	USD	64,157	1,325
Barclays Bank PLC	6/4/2014	SEK	625,000	USD	95,255	1,867
Barclays Bank PLC	6/4/2014	SEK	625,500	USD	94,895	1,432
Barclays Bank PLC	6/4/2014	SEK	4,625,500	USD	696,464	5,317
Barclays Bank PLC	6/4/2014	SEK	2,313,000	USD	347,920	2,309
JP Morgan & Chase Co.	6/4/2014	SEK	5,310,000	USD	814,289	20,864

See Notes to Financial Statements.	71

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/4/2014	SEK	1,255,000	USD	192,783	$5,260
JP Morgan & Chase Co.	6/4/2014	SEK	8,964,500	USD	1,363,018	23,534
JP Morgan & Chase Co.	6/4/2014	SEK	420,500	USD	63,987	1,155
JP Morgan & Chase Co.	6/4/2014	SEK	420,500	USD	64,157	1,325
JP Morgan & Chase Co.	6/4/2014	SEK	625,000	USD	95,254	1,866
JP Morgan & Chase Co.	6/4/2014	SEK	625,500	USD	94,895	1,432
JP Morgan & Chase Co.	6/4/2014	SEK	4,625,500	USD	696,463	5,317
JP Morgan & Chase Co.	6/4/2014	SEK	2,313,000	USD	347,920	2,309
The Bank of New York Mellon	6/4/2014	SEK	27,000	USD	4,109	75
The Bank of New York Mellon	6/4/2014	SEK	43,000	USD	6,474	49
The Bank of New York Mellon	6/4/2014	SEK	696,000	USD	104,194	197
Barclays Bank PLC	6/4/2014	USD	10,490,078	CHF	9,377,500	(17,806)
Barclays Bank PLC	6/4/2014	USD	1,391,402	DKK	7,610,000	(1,469)
Barclays Bank PLC	6/4/2014	USD	36,732,214	EUR	26,919,000	(37,595)
Barclays Bank PLC	6/4/2014	USD	25,683,415	GBP	15,312,000	(18,293)
Barclays Bank PLC	6/4/2014	USD	1,027,920	NOK	6,140,500	(882)
Barclays Bank PLC	6/4/2014	USD	3,735,953	SEK	24,955,500	(7,078)
JP Morgan & Chase Co.	6/4/2014	USD	10,319,928	CHF	9,225,500	(17,402)
JP Morgan & Chase Co.	6/4/2014	USD	1,369,450	DKK	7,490,000	(1,434)
JP Morgan & Chase Co.	6/4/2014	USD	36,140,107	EUR	26,485,000	(37,095)
JP Morgan & Chase Co.	6/4/2014	USD	25,264,246	GBP	15,062,000	(18,160)
JP Morgan & Chase Co.	6/4/2014	USD	1,010,714	NOK	6,037,500	(903)
JP Morgan & Chase Co.	6/4/2014	USD	3,676,737	SEK	24,559,500	(7,033)
The Bank of New York Mellon	6/4/2014	USD	15,944	CHF	14,000	(309)
The Bank of New York Mellon	6/4/2014	USD	231,000	CHF	206,800	(58)
The Bank of New York Mellon	6/4/2014	USD	545,450	CHF	487,600	(925)
The Bank of New York Mellon	6/4/2014	USD	7,247	DKK	39,000	(124)
The Bank of New York Mellon	6/4/2014	USD	308,576	DKK	1,687,700	(325)
The Bank of New York Mellon	6/4/2014	USD	40,214	EUR	29,000	(683)
The Bank of New York Mellon	6/4/2014	USD	161,701	EUR	118,000	(850)
The Bank of New York Mellon	6/4/2014	USD	1,071,712	EUR	785,400	(1,095)
The Bank of New York Mellon	6/4/2014	USD	37,102	GBP	22,000	(227)
The Bank of New York Mellon	6/4/2014	USD	119,658	GBP	71,000	(652)
The Bank of New York Mellon	6/4/2014	USD	142,574	GBP	85,000	(101)
The Bank of New York Mellon	6/4/2014	USD	20,975	NOK	125,000	(68)
The Bank of New York Mellon	6/4/2014	USD	116,207	SEK	766,000	(1,750)
Barclays Bank PLC	7/3/2014	CHF	9,972,000	USD	11,158,107	18,311
JP Morgan & Chase Co.	7/3/2014	CHF	9,972,000	USD	11,157,483	17,686
Barclays Bank PLC	7/3/2014	DKK	9,659,000	USD	1,766,374	1,814
JP Morgan & Chase Co.	7/3/2014	DKK	9,659,000	USD	1,766,346	1,786
Barclays Bank PLC	7/3/2014	EUR	27,979,000	USD	38,175,947	38,141
JP Morgan & Chase Co.	7/3/2014	EUR	27,979,000	USD	38,175,947	38,141
Barclays Bank PLC	7/3/2014	GBP	15,625,000	USD	26,202,641	18,488
JP Morgan & Chase Co.	7/3/2014	GBP	15,625,000	USD	26,202,344	18,191
Barclays Bank PLC	7/3/2014	NOK	6,353,000	USD	1,062,259	908
JP Morgan & Chase Co.	7/3/2014	NOK	6,353,000	USD	1,062,295	943
Barclays Bank PLC	7/3/2014	SEK	25,054,000	USD	3,748,629	7,018
JP Morgan & Chase Co.	7/3/2014	SEK	25,054,000	USD	3,748,663	7,052
The Bank of New York Mellon	7/3/2014	USD	110,500	CHF	98,753	(182)
The Bank of New York Mellon	7/3/2014	USD	361,400	DKK	1,976,139	(388)
The Bank of New York Mellon	7/3/2014	USD	896,400	EUR	656,961	(905)
The Bank of New York Mellon	7/3/2014	USD	431,000	GBP	257,010	(306)
The Bank of New York Mellon	7/3/2014	USD	41,500	NOK	248,191	(36)
The Bank of New York Mellon	7/3/2014	USD	21,600	SEK	144,361	(41)

Total net unrealized appreciation						$1,203,306

See Notes to Financial Statements.	72

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

May 31, 2014

Currency Abbreviations

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

SEK – Swedish Krona

USD – U.S. Dollar

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Less than 0.1%.

CDI – Chess Depositary Interest.

FDR – Fiduciary Depositary Receipt.

REIT – Real Estate Investment Trust.

RSP – Risparmio (Convertible Savings Shares).

SDR – Swedish Depositary Receipt.

See Notes to Financial Statements.	73

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI United Kingdom Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 99.0%
Basic Materials — 8.6%
Anglo American PLC	2,463	$60,172
Antofagasta PLC	720	9,516
BHP Billiton PLC	3,793	118,764
Croda International PLC	248	10,945
Fresnillo PLC (Mexico)	336	4,539
Glencore PLC (Switzerland)*	19,026	103,120
Johnson Matthey PLC	374	20,136
Randgold Resources Ltd. (Channel Islands)	160	11,685
Rio Tinto PLC	2,283	116,984

		455,861

Communications — 8.3%
ASOS PLC*	100	7,588
British Sky Broadcasting Group PLC	1,892	27,987
BT Group PLC	14,156	94,201
Inmarsat PLC	819	10,042
ITV PLC	6,815	20,802
Pearson PLC	1,390	27,283
Reed Elsevier PLC	2,096	33,411
Vodafone Group PLC	47,170	165,643
WPP PLC	2,410	51,991

		438,948

Consumer, Cyclical — 5.9%
Burberry Group PLC	808	20,762
Carnival PLC	335	13,617
Compass Group PLC	3,164	52,796
easyJet PLC	290	7,437
GKN PLC	2,989	19,670
InterContinental Hotels Group PLC	487	19,224
Kingfisher PLC	4,334	28,477
Marks & Spencer Group PLC	2,950	22,212
Next PLC	264	29,383
Persimmon PLC*	555	12,447
Sports Direct International PLC*	500	6,592
Travis Perkins PLC	448	12,638
TUI Travel PLC	817	5,619
Whitbread PLC	327	22,944
William Hill PLC	1,581	9,424
Wolseley PLC (Switzerland)	484	26,975

		310,217

Consumer, Non-cyclical — 28.0%
Aggreko PLC	467	13,049
Associated British Foods PLC	651	32,932
AstraZeneca PLC	2,256	161,980
Babcock International Group PLC	902	18,355
British American Tobacco PLC	3,367	203,203
Bunzl PLC	607	17,012
Capita PLC	1,201	22,285
Coca-Cola HBC AG (Switzerland)*	351	8,072
Diageo PLC	4,519	145,359
Experian PLC (Ireland)	1,797	31,236
G4S PLC	2,834	11,876
GlaxoSmithKline PLC	8,692	233,257
Imperial Tobacco Group PLC	1,723	77,747

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Intertek Group PLC	295	$14,429
J Sainsbury PLC	2,255	13,082
Reckitt Benckiser Group PLC	1,157	98,907
SABMiller PLC	1,719	95,402
Shire PLC (Ireland)	1,062	60,773
Smith & Nephew PLC	1,604	28,123
Tate & Lyle PLC	852	9,890
Tesco PLC	14,378	73,156
Unilever PLC	2,297	103,186
WM Morrison Supermarkets PLC	4,032	13,632

		1,486,943

Energy — 17.0%
AMEC PLC	543	10,995
BG Group PLC	6,115	125,152
BP PLC	33,087	278,965
Petrofac Ltd.	474	10,027
Royal Dutch Shell PLC, Class A (Netherlands)	6,994	274,911
Royal Dutch Shell PLC, Class B (Netherlands)	4,387	179,057
Tullow Oil PLC	1,659	23,442

		902,549

Financial — 22.2%
3i Group PLC	1,774	12,843
Aberdeen Asset Management PLC	1,752	13,071
Admiral Group PLC	350	8,554
Aviva PLC	5,337	46,876
Barclays PLC	29,340	121,473
British Land Co. PLC REIT	1,722	20,638
Direct Line Insurance Group PLC	2,733	11,604
Friends Life Group Ltd. (Channel Islands)	2,590	13,601
Hammerson PLC REIT	1,302	12,963
Hargreaves Lansdown PLC	390	7,969
HSBC Holdings PLC	33,590	354,261
ICAP PLC	1,003	6,718
Intu Properties PLC REIT	1,589	8,390
Investec PLC	1,050	9,108
Land Securities Group PLC REIT	1,431	25,618
Legal & General Group PLC	10,224	39,450
Lloyds Banking Group PLC*	102,453	133,710
London Stock Exchange Group PLC	322	10,568
Old Mutual PLC	9,020	30,541
Prudential PLC	4,589	106,574
Royal Bank of Scotland Group PLC*	4,453	25,871
RSA Insurance Group PLC	1,841	14,806
Schroders PLC	186	8,062
Segro PLC REIT	1,356	8,398
Standard Chartered PLC	4,399	98,990
Standard Life PLC	4,307	28,877

		1,179,534

Industrial — 3.7%
BAE Systems PLC	5,560	39,431
Cobham PLC	1,970	10,530
IMI PLC	508	13,599
Meggitt PLC	1,441	11,703
Melrose Industries PLC	1,957	9,185
Rexam PLC	1,446	12,882

See Notes to Financial Statements.	74

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI United Kingdom Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
Rolls-Royce Holdings PLC*	3,297	$57,475
Royal Mail PLC*	1,200	10,299
Smiths Group PLC	719	15,920
Weir Group PLC (The)	389	17,083

		198,107

Technology — 1.0%
ARM Holdings PLC	2,410	37,165
Sage Group PLC (The)	2,027	13,924

		51,089

Utilities — 4.3%
Centrica PLC	9,242	51,989
National Grid PLC	6,699	99,937
Severn Trent PLC	436	14,383
SSE PLC	1,734	45,225
United Utilities Group PLC	1,245	18,113

		229,647

TOTAL COMMON STOCKS (Cost $4,965,167)		5,252,895

	Number of Shares	Value
PREFERRED STOCKS — 0.0% (a)
Industrial — 0.0% (a)
Rolls-Royce Holdings PLC, Class C* (Cost $774)	461,362	$773

TOTAL INVESTMENTS — 99.0% (Cost $4,965,941)		$5,253,668
Other assets less liabilities — 1.0%		51,546

NET ASSETS — 100.0%		$5,305,214

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	GBP	1,548,000	USD	2,613,433	$18,761
JP Morgan & Chase Co.	6/4/2014	GBP	1,548,000	USD	2,613,137	18,466
The Bank of New York Mellon	6/4/2014	GBP	600	USD	1,008	2
The Bank of New York Mellon	6/4/2014	GBP	2,700	USD	4,543	18
Barclays Bank PLC	6/4/2014	USD	2,613,433	GBP	1,558,083	(1,861)
JP Morgan & Chase Co.	6/4/2014	USD	2,613,137	GBP	1,557,896	(1,878)
The Bank of New York Mellon	6/4/2014	USD	3,365	GBP	2,000	(13)
The Bank of New York Mellon	6/4/2014	USD	2,186	GBP	1,303	(2)
Barclays Bank PLC	7/3/2014	GBP	1,590,000	USD	2,666,381	1,881
JP Morgan & Chase Co.	7/3/2014	GBP	1,590,000	USD	2,666,351	1,851

Total net unrealized appreciation						$37,225

Currency Abbreviations

GBP – Pound Sterling

USD – U.S. Dollar

* Non-income producing security.

(a) Less than 0.1%.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	75

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 97.5%
Australia — 5.6%
AGL Energy Ltd.	123	$1,763
ALS Ltd.	103	858
Alumina Ltd.*	672	891
Amcor Ltd.	361	3,565
AMP Ltd.	665	3,274
APA Group	264	1,717
Asciano Ltd.	174	907
ASX Ltd.	54	1,808
Aurizon Holdings Ltd.	581	2,671
Australia & New Zealand Banking Group Ltd.	730	22,752
Bank of Queensland Ltd.	69	771
Bendigo and Adelaide Bank Ltd.	85	928
BHP Billiton Ltd.	881	30,345
Boral Ltd.	178	878
Brambles Ltd.	425	3,805
Caltex Australia Ltd.	44	915
CFS Retail Property Trust Group REIT	904	1,725
Coca-Cola Amatil Ltd.	182	1,602
Cochlear Ltd.	18	1,003
Commonwealth Bank of Australia	440	33,410
Computershare Ltd.	117	1,386
Crown Resorts Ltd.	111	1,680
CSL Ltd.	135	8,869
Dexus Property Group REIT	1,685	1,748
Federation Centres Ltd. REIT	455	1,067
Flight Centre Travel Group Ltd.	11	510
Fortescue Metals Group Ltd.	382	1,568
Goodman Group REIT	359	1,701
GPT Group REIT	469	1,702
Harvey Norman Holdings Ltd.	99	295
Iluka Resources Ltd.	147	1,190
Incitec Pivot Ltd.	526	1,346
Insurance Australia Group Ltd.	584	3,234
Leighton Holdings Ltd.	40	753
Lend Lease Group	123	1,535
Macquarie Group Ltd.	67	3,743
Metcash Ltd.	323	857
Mirvac Group REIT	821	1,383
National Australia Bank Ltd.	627	19,542
Newcrest Mining Ltd.*	268	2,429
Orica Ltd.	112	2,049
Origin Energy Ltd.	314	4,410
Qantas Airways Ltd.*	40	52
QBE Insurance Group Ltd.	317	3,357
Ramsay Health Care Ltd.	48	2,115
REA Group Ltd.	10	424
Rio Tinto Ltd.	119	6,567
Santos Ltd.	271	3,662
Seek Ltd.	86	1,355
Sonic Healthcare Ltd.	123	2,027
SP AusNet	725	931
Stockland REIT	589	2,138
Suncorp Group Ltd.	293	3,640
Sydney Airport	281	1,148
Tabcorp Holdings Ltd.	207	670
Tatts Group Ltd.	478	1,352

	Number of Shares	Value

Australia (Continued)
Telstra Corp. Ltd.	1,231	$6,118
Toll Holdings Ltd.	168	847
Transurban Group	437	3,022
Treasury Wine Estates Ltd.	281	1,360
Wesfarmers Ltd.	271	10,936
Westfield Group REIT	700	6,971
Westfield Retail Trust REIT	984	2,921
Westpac Banking Corp.	833	26,683
Woodside Petroleum Ltd.	181	7,103
Woolworths Ltd.	366	12,783
WorleyParsons Ltd.	58	867

		287,634

Austria — 0.2%
Andritz AG	21	1,251
Erste Group Bank AG	80	2,780
Immofinanz AG*	397	1,411
OMV AG	47	1,947
Raiffeisen Bank International AG	19	636
Telekom Austria AG	69	671
Vienna Insurance Group AG Wiener Versicherung Gruppe*	19	1,027
Voestalpine AG	36	1,666

		11,389

Belgium — 0.9%
Ageas	75	3,153
Anheuser-Busch InBev NV	218	23,925
Belgacom SA	47	1,557
Colruyt SA	13	728
Delhaize Group SA	25	1,778
Groupe Bruxelles Lambert SA	25	2,603
KBC Groep NV*	70	4,167
Solvay SA	18	2,911
Telenet Group Holding NV*	18	1,078
UCB SA	29	2,312
Umicore SA	34	1,635

		45,847

Bermuda — 0.1%
Seadrill Ltd.	107	4,035

Brazil — 1.5%
All America Latina Logistica SA	100	362
Ambev SA	1,300	9,203
Anhanguera Educacional Participacoes SA	100	719
Banco Bradesco SA	200	2,853
Banco do Brasil SA	200	2,033
Banco Santander Brasil SA	400	2,689
BB Seguridade Participacoes SA	300	3,816
BM&F Bovespa SA	600	2,941
BR Malls Participacoes SA	200	1,652
BR Properties SA	100	799
BRF SA	200	4,304
CCR SA	200	1,569
CETIP SA-Mercados Organizados	100	1,294
Cia de Saneamento Basico do Estado de Sao Paulo	100	972

See Notes to Financial Statements.	76

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Brazil (Continued)
Cia Siderurgica Nacional SA	200	$767
Cielo SA	200	3,574
Cosan SA Industria e Comercio	100	1,680
Cyrela Brazil Realty SA Empreendimentos e Participacoes	100	590
Duratex SA	110	453
Embraer SA	200	1,820
Estacio Participacoes SA	100	1,200
Fibria Celulose SA*	100	944
Hypermarcas SA*	100	808
JBS SA	200	670
Klabin SA	100	511
Lojas Americanas SA	125	633
Lojas Renner SA	100	3,022
Odontoprev SA	200	848
Petroleo Brasileiro SA	900	6,323
Qualicorp SA*	100	1,053
Raia Drogasil SA	100	848
Souza Cruz SA	100	1,024
Sul America SA	100	771
Tim Participacoes SA	300	1,628
Totvs SA	100	1,744
Ultrapar Participacoes SA	100	2,404
Vale SA	400	5,071
WEG SA	130	1,509

		75,101

Canada — 6.8%
Agnico Eagle Mines Ltd.	100	3,042
Alimentation Couche Tard, Inc., Class B	200	5,430
ARC Resources Ltd.	100	2,882
Athabasca Oil Corp.*	100	696
Bank of Montreal	200	14,070
Bank of Nova Scotia	400	25,687
Barrick Gold Corp.	300	4,869
BCE, Inc.	100	4,597
BlackBerry Ltd.*	100	763
Bombardier, Inc., Class B	400	1,361
Brookfield Asset Management, Inc., Class A	200	8,595
CAE, Inc.	100	1,356
Cameco Corp.	100	1,999
Canadian Imperial Bank of Commerce	100	8,822
Canadian National Railway Co.	200	12,130
Canadian Natural Resources Ltd.	300	12,210
Canadian Oil Sands Ltd.	100	2,104
Catamaran Corp.*	100	4,406
Cenovus Energy, Inc.	200	5,952
CGI Group, Inc., Class A*	100	3,403
CI Financial Corp.	100	3,206
Crescent Point Energy Corp.	100	4,099
Eldorado Gold Corp.	200	1,147
Enbridge, Inc.	200	9,505
Encana Corp.	200	4,657
Enerplus Corp.	100	2,276
Finning International, Inc.	100	2,689
First Quantum Minerals Ltd.	200	4,218
Fortis, Inc.	100	3,001

	Number of Shares	Value

Canada (Continued)
Franco-Nevada Corp.	100	$4,640
Goldcorp, Inc.	200	4,707
Great-West Lifeco, Inc.	100	2,679
Husky Energy, Inc.	100	3,373
Imperial Oil Ltd.	100	4,924
Kinross Gold Corp.*	300	1,129
Loblaw Cos. Ltd.	25	1,054
Manulife Financial Corp.	500	9,153
MEG Energy Corp.*	100	3,490
New Gold, Inc.*	100	536
Pacific Rubiales Energy Corp.	100	1,954
Pembina Pipeline Corp.	100	3,948
Pengrowth Energy Corp.	200	1,264
Penn West Petroleum Ltd.	200	1,857
Peyto Exploration & Development Corp.	100	3,549
Potash Corp. of Saskatchewan, Inc.	200	7,258
Power Corp. of Canada	100	2,691
Power Financial Corp.	100	3,011
Rogers Communications, Inc., Class B	100	4,041
Royal Bank of Canada	500	34,419
Shaw Communications, Inc., Class B	100	2,489
Silver Wheaton Corp.	100	2,077
SNC-Lavalin Group, Inc.	100	4,831
Sun Life Financial, Inc.	200	6,769
Suncor Energy, Inc.	400	15,394
Talisman Energy, Inc.	300	3,099
Teck Resources Ltd., Class B	200	4,458
TELUS Corp.	100	3,777
Tim Hortons, Inc.	100	5,415
Toronto-Dominion Bank (The)	480	23,799
Tourmaline Oil Corp.*	100	4,980
TransAlta Corp.	100	1,199
TransCanada Corp.	200	9,311
Turquoise Hill Resources Ltd.*	500	1,780
Yamana Gold, Inc.	200	1,492

		349,719

Channel Islands — 0.1%
Friends Life Group Ltd.	386	2,027
Randgold Resources Ltd.	25	1,826

		3,853

Chile — 0.4%
AES Gener SA	161	85
Aguas Andinas SA, Class A	391	253
Banco de Chile	25,641	3,423
Banco de Credito e Inversiones	16	921
Banco Santander Chile	40,759	2,545
CAP SA	21	303
Cencosud SA	288	1,018
Cia Cervecerias Unidas SA	54	639
Colbun SA	1,881	467
Corpbanca SA	72,281	864
Empresa Nacional de Electricidad SA	662	974
Empresas CMPC SA	475	1,038
Empresas Copec SA	164	2,186
Enersis SA	4,418	1,434

See Notes to Financial Statements.	77

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Chile (Continued)
ENTEL Chile SA	84	$1,058
LATAM Airlines Group SA*	100	1,448
SACI Falabella	321	3,005
Vina Concha y Toro SA	37	76

		21,737

China — 3.3%
AAC Technologies Holdings, Inc.	200	1,180
Agricultural Bank of China Ltd., Class H	3,000	1,339
Air China Ltd., Class H	2,000	1,143
Anhui Conch Cement Co. Ltd., Class H	400	1,439
AviChina Industry & Technology Co. Ltd., Class H	800	432
Bank of China Ltd., Class H	23,000	10,947
Bank of Communications Co. Ltd., Class H	3,000	2,008
BBMG Corp., Class H	400	270
Beijing Capital International Airport Co. Ltd., Class H	2,000	1,372
Belle International Holdings Ltd.	1,267	1,257
Biostime International Holdings Ltd.	100	675
Byd Co. Ltd., Class H*	200	980
China BlueChemical Ltd., Class H	2,000	1,071
China CITIC Bank Corp. Ltd., Class H	2,000	1,163
China Communications Construction Co. Ltd., Class H	1,000	668
China Communications Services Corp. Ltd., Class H	2,000	949
China Construction Bank Corp., Class H	24,000	17,614
China International Marine Containers (Group) Co. Ltd., Class H	200	355
China Life Insurance Co. Ltd., Class H	2,000	5,495
China Longyuan Power Group Corp., Class H	1,000	1,112
China Mengniu Dairy Co. Ltd.	1,000	4,908
China Merchants Bank Co. Ltd., Class H	1,100	2,026
China Minsheng Banking Corp. Ltd., Class H	1,600	1,643
China Pacific Insurance Group Co. Ltd., Class H	900	3,007
China Petroleum & Chemical Corp., Class H	8,000	7,254
China Railway Construction Corp. Ltd., Class H	600	508
China Resources Cement Holdings Ltd.	2,000	1,261
China Shenhua Energy Co. Ltd., Class H	800	2,193
China Shipping Container Lines Co. Ltd., Class H*	1,000	241
China Telecom Corp. Ltd., Class H	4,000	2,012
Chongqing Rural Commercial Bank, Class H*	1,000	462
CITIC Securities Co. Ltd., Class H	400	863
CNOOC Ltd.	4,000	6,862
Country Garden Holdings Co. Ltd.	1,000	420
Datang International Power Generation Co. Ltd., Class H	2,000	776
Fosun International Ltd.	500	590
GOME Electrical Appliances Holding Ltd.	4,000	671
Great Wall Motor Co. Ltd., Class H	300	1,231
Guangdong Investment Ltd.	2,000	2,218
Guangzhou Automobile Group Co. Ltd., Class H	2,000	2,108
Guangzhou R&F Properties Co. Ltd., Class H	481	661
Haitong Securities Co. Ltd., Class H	500	747

	Number of Shares	Value

China (Continued)
Hengan International Group Co. Ltd.	300	$3,183
Huaneng Power International, Inc., Class H	2,000	2,113
Industrial and Commercial Bank of China Ltd., Class H	18,000	11,701
Intime Retail Group Co. Ltd.	200	194
Lee & Man Paper Manufacturing Ltd.	1,000	498
Lenovo Group Ltd.	2,000	2,476
Longfor Properties Co. Ltd.	820	1,038
New China Life Insurance Co. Ltd., Class H	200	626
People’s Insurance Co. (Group) of China Ltd., Class H	2,000	805
PetroChina Co. Ltd., Class H	6,000	7,159
PICC Property & Casualty Co. Ltd., Class H	2,000	2,946
Ping An Insurance Group Co. of China Ltd., Class H	500	3,866
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	600	584
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	300	564
Shimao Property Holdings Ltd.	200	403
Sihuan Pharmaceutical Holdings Group Ltd.	449	535
Sino Biopharmaceutical Ltd.	1,200	978
Sino-Ocean Land Holdings Ltd.	500	263
Sinopec Engineering Group Co. Ltd., Class H	600	692
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,000	493
Sinopharm Group Co. Ltd., Class H	300	815
Soho China Ltd.	1,700	1,335
Sun Art Retail Group Ltd.	1,100	1,293
Tencent Holdings Ltd.	1,330	18,750
Uni-President China Holdings Ltd.	1,000	776
Want Want China Holdings Ltd.	3,000	4,187
Zhejiang Expressway Co. Ltd., Class H	2,000	1,981
Zhongsheng Group Holdings Ltd.	300	376
Zhuzhou CSR Times Electric Co. Ltd., Class H	200	588
Zijin Mining Group Co. Ltd., Class H	4,296	992
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	500	333
ZTE Corp., Class H*	300	579

		167,253

Colombia — 0.0% (a)
Almacenes Exito SA	7	112
Cementos Argos SA	3	17
Corp. Financiera Colombiana SA	2	39
Grupo Argos SA/Colombia	21	238
Grupo de Inversiones Suramericana SA	68	1,372
Interconexion Electrica SA ESP*	2	9

		1,787

Czech Republic — 0.1%
CEZ AS	25	732
Komercni Banka AS	9	2,074
Telefonica Czech Republic AS	26	377

		3,183

See Notes to Financial Statements.	78

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Denmark — 0.8%
Carlsberg A/S, Class B	27	$2,806
Coloplast A/S, Class B	30	2,586
Danske Bank A/S	230	6,465
DSV A/S	50	1,666
Novo Nordisk A/S, Class B	532	22,523
Novozymes A/S, Class B	56	2,737
TDC A/S	219	2,126
Tryg A/S	7	668
William Demant Holding A/S*	7	628

		42,205

Egypt — 0.1%
Commercial International Bank Egypt SAE	547	2,761
Global Telecom Holding*	475	349
Talaat Moustafa Group	1,505	1,926

		5,036

Finland — 0.7%
Elisa OYJ	41	1,221
Fortum OYJ	133	3,243
Kone OYJ, Class B	86	3,540
Metso OYJ	37	1,438
Neste Oil OYJ	39	799
Nokia OYJ*	1,057	8,537
Nokian Renkaat OYJ	33	1,398
Orion OYJ, Class B	25	788
Sampo OYJ, Class A	124	6,251
Stora Enso OYJ, Class R	164	1,680
UPM-Kymmene OYJ	150	2,640
Wartsila OYJ Abp	51	2,752

		34,287

France — 7.3%
Accor SA	43	2,275
Aeroports de Paris	11	1,432
Air Liquide SA	85	12,381
Airbus Group NV	160	11,475
Alcatel-Lucent*	812	3,311
Alstom SA	68	2,688
Arkema SA	18	1,840
AtoS	19	1,707
AXA SA	531	13,109
BNP Paribas SA	275	19,257
Bouygues SA	53	2,460
Bureau Veritas SA	66	1,990
Cap Gemini SA	39	2,836
Carrefour SA	156	5,671
Casino Guichard-Perrachon SA	12	1,545
Christian Dior SA	15	3,139
Cie de St-Gobain	115	6,552
Cie Generale des Etablissements Michelin	53	6,531
CNP Assurances	58	1,251
Credit Agricole SA	271	4,228
Danone SA	148	11,021
Dassault Systemes SA	16	2,029
Edenred	60	1,881
Electricite de France	76	2,668
Essilor International SA	57	5,988

	Number of Shares	Value

France (Continued)
Eurazeo SA	10	$863
Eutelsat Communications SA	44	1,541
Fonciere des Regions REIT	6	600
GDF Suez	367	10,248
Gecina SA REIT	6	856
Groupe Eurotunnel SA	163	2,155
ICADE REIT	7	701
Iliad SA	7	2,238
Imerys SA	11	922
JCDecaux SA	24	956
Kering	21	4,640
Klepierre REIT	25	1,214
Lafarge SA	53	4,578
Lagardere SCA	36	1,255
Legrand SA	72	4,557
L’Oreal SA	66	11,516
LVMH Moet Hennessy Louis Vuitton SA	70	13,927
Natixis	262	1,786
Orange SA	505	8,443
Pernod Ricard SA	56	6,866
Peugeot SA*	83	1,174
Publicis Groupe SA	53	4,572
Remy Cointreau SA	7	649
Renault SA	54	5,084
Rexel SA	63	1,505
Safran SA	74	5,022
Sanofi	320	34,216
Schneider Electric SA	150	14,125
SCOR SE	46	1,606
Societe BIC SA	9	1,176
Societe Generale SA	197	11,350
Sodexo	23	2,472
Suez Environnement Co.	85	1,708
Technip SA	29	3,114
Thales SA	24	1,437
Total SA	587	41,193
Unibail-Rodamco SE REIT	25	6,990
Valeo SA	22	2,954
Vallourec SA	32	1,740
Veolia Environnement	105	2,007
Vinci SA	133	9,845
Vivendi SA*	332	8,707
Wendel SA*	11	1,661
Zodiac Aerospace	45	1,600

		375,034

Germany — 6.1%
adidas AG	56	6,011
Allianz SE	125	21,197
Axel Springer SE	13	837
BASF SE	250	28,786
Bayer AG	220	31,819
Bayerische Motoren Werke AG	90	11,298
Beiersdorf AG	27	2,727
Brenntag AG	13	2,429
Celesio AG*	23	818
Commerzbank AG*	252	4,000

See Notes to Financial Statements.	79

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Germany (Continued)
Continental AG	30	$7,093
Daimler AG	261	24,798
Deutsche Bank AG (b)	276	11,180
Deutsche Boerse AG	53	4,046
Deutsche Lufthansa AG	68	1,794
Deutsche Post AG	256	9,495
Deutsche Telekom AG	783	13,155
Deutsche Wohnen AG*	70	1,552
E.ON SE	492	9,581
Fraport AG Frankfurt Airport Services Worldwide	12	921
Fresenius Medical Care AG & Co. KGaA	59	3,909
Fresenius SE & Co. KGaA	34	5,073
GEA Group AG	49	2,108
Hannover Rueck SE	17	1,512
HeidelbergCement AG	38	3,273
Henkel AG & Co. KGaA	35	3,549
Hochtief AG	8	728
Hugo Boss AG	9	1,279
Infineon Technologies AG	264	3,274
K+S AG	48	1,668
Kabel Deutschland Holding AG	7	996
LANXESS AG	24	1,706
Linde AG	50	10,445
MAN SE	9	1,124
Merck KGaA	16	2,748
Metro AG*	25	1,043
Muenchener Rueckversicherungs-Gesellschaft AG	49	10,861
OSRAM Licht AG*	25	1,269
ProSiebenSat.1 Media AG	55	2,503
RWE AG	136	5,460
SAP AG	247	18,909
Siemens AG	212	28,165
Sky Deutschland AG*	130	1,213
Telefonica Deutschland Holding AG*	74	575
ThyssenKrupp AG*	123	3,694
United Internet AG	24	1,109
Volkswagen AG	9	2,371

		314,101

Greece — 0.1%
Alpha Bank AE*	210	198
Folli Follie SA*	15	589
Hellenic Telecommunications Organization SA*	62	888
JUMBO SA*	43	641
National Bank of Greece SA*	334	1,193
OPAP SA	53	900
Piraeus Bank SA*	519	1,273
Public Power Corp. SA	43	645
Titan Cement Co. SA*	12	363

		6,690

Hong Kong — 3.1%
AIA Group Ltd.	3,000	15,033
ASM Pacific Technology Ltd.	100	1,120
Bank of East Asia Ltd. (The)	300	1,221
Beijing Enterprises Holdings Ltd.	300	2,563

	Number of Shares	Value

Hong Kong (Continued)
Beijing Enterprises Water Group Ltd.	1,497	$958
BOC Hong Kong (Holdings) Ltd.	900	2,711
Brilliance China Automotive Holdings Ltd.	2,000	3,317
Cheung Kong (Holdings) Ltd.	1,000	17,864
China Everbright International Ltd.	1,000	1,273
China Mobile Ltd.	1,800	17,610
China Overseas Land & Investment Ltd.	2,000	5,211
China Taiping Insurance Holdings Co. Ltd.*	300	523
China Unicom (Hong Kong) Ltd.	2,000	2,992
CLP Holdings Ltd.	500	4,115
Far East Horizon Ltd.	1,000	680
Franshion Properties China Ltd.	2,000	598
Galaxy Entertainment Group Ltd.	1,000	7,991
GCL-Poly Energy Holdings Ltd.*	2,000	622
Hanergy Solar Group Ltd.*	2,000	291
Hang Lung Properties Ltd.	1,000	3,173
Hang Seng Bank Ltd.	200	3,302
Hong Kong and China Gas Co. Ltd.	2,000	4,834
Hong Kong Exchanges & Clearing Ltd.	300	5,584
Hutchison Whampoa Ltd.	886	11,885
Kerry Properties Ltd.	200	658
Kingboard Chemical Holdings Ltd.	100	188
Kunlun Energy Co. Ltd.*	2,000	3,261
Li & Fung Ltd.	2,000	2,905
Link REIT (The)	600	3,196
MGM China Holdings Ltd.	300	1,045
MTR Corp. Ltd.	200	757
Noble Group Ltd.	1,000	1,104
PCCW Ltd.	1,000	547
Power Assets Holdings Ltd.	400	3,483
Sino Land Co. Ltd.	2,000	3,101
SJM Holdings Ltd.	1,000	2,870
Sun Hung Kai Properties Ltd.	1,000	13,672
Swire Pacific Ltd., Class A	200	2,377
Swire Properties Ltd.	200	624
Yingde Gases Group Co. Ltd.	1,000	1,094
Yue Yuen Industrial (Holdings) Ltd.	100	310

		156,663

Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	21	1,211
OTP Bank PLC	71	1,551
Richter Gedeon Nyrt	135	2,534

		5,296

India — 0.9%
Dr. Reddy’s Laboratories Ltd., ADR	100	4,111
ICICI Bank Ltd., ADR*	200	9,934
Infosys Ltd., ADR	100	5,143
Larsen & Toubro Ltd., GDR	300	7,821
Reliance Industries Ltd., GDR, 144A	300	10,731
Tata Motors Ltd., ADR	200	7,448
Wipro Ltd., ADR	300	3,342

		48,530

Indonesia — 0.6%
PT Adaro Energy Tbk	6,400	672
PT Astra Agro Lestari Tbk	400	936

See Notes to Financial Statements.	80

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Indonesia (Continued)
PT Astra International Tbk	5,000	$3,030
PT Bank Central Asia Tbk	3,600	3,322
PT Bank Danamon Indonesia Tbk*	1,200	428
PT Bank Mandiri Persero Tbk	1,900	1,656
PT Bank Negara Indonesia Persero Tbk	1,800	736
PT Bank Rakyat Indonesia Persero Tbk	2,900	2,534
PT Bumi Serpong Damai Tbk	1,500	207
PT Charoen Pokphand Indonesia Tbk	1,700	550
PT Global Mediacom Tbk	2,500	439
PT Gudang Garam Tbk	200	892
PT Indo Tambangraya Megah Tbk	100	245
PT Indocement Tunggal Prakarsa Tbk	500	970
PT Indofood CBP Sukses Makmur Tbk	500	437
PT Indofood Sukses Makmur Tbk	1,000	585
PT Jasa Marga Persero Tbk	1,000	503
PT Kalbe Farma Tbk	6,400	844
PT Lippo Karawaci Tbk	9,000	798
PT Matahari Department Store Tbk*	600	746
PT Media Nusantara Citra Tbk	1,700	412
PT Perusahaan Gas Negara Persero Tbk	3,000	1,394
PT Semen Indonesia Persero Tbk	1,000	1,261
PT Surya Citra Media Tbk	2,100	570
PT Tambang Batubara Bukit Asam Persero Tbk	903	828
PT Telekomunikasi Indonesia Persero Tbk	13,600	3,000
PT Tower Bersama Infrastructure Tbk	1,100	723
PT Unilever Indonesia Tbk	800	1,996
PT United Tractors Tbk	400	743
PT XL Axiata Tbk	1,700	797

		32,254

Ireland — 0.5%
Bank of Ireland*	6,112	2,349
CRH PLC	182	4,982
Experian PLC	282	4,902
James Hardie Industries PLC CDI	121	1,614
Kerry Group PLC, Class A	36	2,741
Shire PLC	147	8,412

		25,000

Israel — 0.4%
Bank Hapoalim BM	326	1,900
Bank Leumi Le-Israel BM*	335	1,324
Bezeq The Israeli Telecommunication Corp. Ltd.	620	1,112
Delek Group Ltd.	1	424
Israel Chemicals Ltd.	141	1,240
Israel Corp. Ltd. (The)*	1	582
Mizrahi Tefahot Bank Ltd.	63	854
NICE Systems Ltd.	19	738
Teva Pharmaceutical Industries Ltd.	221	11,075

		19,249

Italy — 1.8%
Assicurazioni Generali SpA	320	7,245
Atlantia SpA	109	3,028
Banca Monte dei Paschi di Siena SpA*	28	949
Banco Popolare SC*	83	1,601
Enel Green Power SpA	511	1,434
Enel SpA	1,805	10,216

	Number of Shares	Value

Italy (Continued)
Eni SpA	692	$17,630
EXOR SpA	27	1,159
Fiat SpA*	285	2,978
Finmeccanica SpA*	127	1,042
Intesa Sanpaolo SpA	3,145	10,538
Intesa Sanpaolo SpA-RSP	200	570
Luxottica Group SpA	43	2,456
Mediobanca SpA*	168	1,683
Pirelli & C. SpA*	66	1,113
Prysmian SpA	54	1,254
Saipem SpA*	89	2,320
Snam SpA	577	3,387
Telecom Italia SpA*	2,737	3,399
Telecom Italia SpA-RSP	1,715	1,638
Terna Rete Elettrica Nazionale SpA	434	2,304
UniCredit SpA	1,187	10,348
Unione di Banche Italiane SCpA	231	2,127
UnipolSai SpA	288	991

		91,410

Japan — 13.7%
Acom Co. Ltd.*	200	762
Aeon Co. Ltd.	300	3,616
AISIN SEIKI Co. Ltd.	100	3,630
Asahi Group Holdings Ltd.	200	5,637
Astellas Pharma, Inc.	500	6,405
Bridgestone Corp.	200	7,222
Brother Industries Ltd.	100	1,583
Canon, Inc.	300	9,837
Casio Computer Co. Ltd.	100	1,331
Central Japan Railway Co.	100	13,242
Chubu Electric Power Co., Inc.*	200	2,403
Chugai Pharmaceutical Co. Ltd.	100	2,674
Chugoku Electric Power Co., (The), Inc.	100	1,328
Citizen Holdings Co. Ltd.	200	1,532
Credit Saison Co. Ltd.	100	1,799
Daihatsu Motor Co. Ltd.	100	1,724
Dai-ichi Life Insurance Co. Ltd. (The)	300	4,444
Daiichi Sankyo Co. Ltd.	200	3,387
Daikin Industries Ltd.	100	5,958
Dainippon Sumitomo Pharma Co. Ltd.	100	1,094
Daiwa Securities Group, Inc.	1,000	8,065
DENSO Corp.	100	4,581
Dentsu, Inc.	100	3,944
East Japan Railway Co.	100	7,628
Eisai Co. Ltd.	100	4,091
FANUC Corp.	100	17,014
Fuji Heavy Industries Ltd.	200	5,295
FUJIFILM Holdings Corp.	100	2,582
Fujitsu Ltd.	1,000	6,768
GungHo Online Entertainment, Inc.	100	659
Hino Motors Ltd.	100	1,258
Hitachi Ltd.	1,100	7,391
Hokuhoku Financial Group, Inc.	1,400	2,764
Hokuriku Electric Power Co.	100	1,285
Honda Motor Co. Ltd.	500	17,500
Hoya Corp.	100	3,095

See Notes to Financial Statements.	81

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Japan (Continued)
Hulic Co. Ltd.	100	$1,307
INPEX Corp.	300	4,326
Isetan Mitsukoshi Holdings Ltd.	100	1,307
ITOCHU Corp.	400	4,727
Iyo Bank Ltd. (The)	500	4,691
Japan Exchange Group, Inc.	100	2,390
Japan Retail Fund Investment Corp. REIT	1	2,199
Japan Tobacco, Inc.	300	10,149
JFE Holdings, Inc.	200	3,794
JSR Corp.	100	1,679
JTEKT Corp.	100	1,524
JX Holdings, Inc.	700	3,644
Kakaku.com, Inc.	100	1,750
Kansai Electric Power Co., (The), Inc.*	200	1,845
Kao Corp.	200	7,904
Kawasaki Heavy Industries Ltd.	1,000	3,762
KDDI Corp.	200	11,892
Kintetsu Corp.	1,000	3,507
Kobe Steel Ltd.	1,000	1,385
Komatsu Ltd.	300	6,533
Konica Minolta, Inc.	200	1,721
Kuraray Co. Ltd.	200	2,399
Kyocera Corp.	100	4,447
Kyushu Electric Power Co., Inc.*	100	1,100
LIXIL Group Corp.	100	2,588
Marubeni Corp.	1,000	6,817
Marui Group Co. Ltd.	200	1,888
Mazda Motor Corp.	1,000	4,322
Medipal Holdings Corp.	100	1,405
MEIJI Holdings Co. Ltd.	100	6,297
Mitsubishi Chemical Holdings Corp.	500	2,068
Mitsubishi Corp.	400	7,894
Mitsubishi Electric Corp.	1,000	11,601
Mitsubishi Heavy Industries Ltd.	1,000	5,825
Mitsubishi Motors Corp.	100	1,018
Mitsubishi Tanabe Pharma Corp.	100	1,454
Mitsubishi UFJ Financial Group, Inc.	3,500	19,700
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	2,696
Mitsui & Co. Ltd.	500	7,574
Mizuho Financial Group, Inc.	6,400	12,448
MS&AD Insurance Group Holdings, Inc.	100	2,367
Murata Manufacturing Co. Ltd.	100	8,471
Namco Bandai Holdings, Inc.	100	2,179
NEC Corp.	1,000	3,084
Nidec Corp.	100	5,814
Nikon Corp.	100	1,584
Nippon Building Fund, Inc. REIT	1	5,855
Nippon Steel & Sumitomo Metal Corp.	2,000	5,638
Nippon Telegraph & Telephone Corp.	100	5,935
Nippon Yusen KK	1,000	2,947
Nissan Motor Co. Ltd.	700	6,319
Nisshin Seifun Group, Inc.	500	5,805
Nitto Denko Corp.	100	4,611
NKSJ Holdings, Inc.	100	2,778
Nomura Holdings, Inc.	900	5,915
Nomura Research Institute Ltd.	100	3,355
NTT DOCOMO, Inc.	400	6,640

	Number of Shares	Value

Japan (Continued)
NTT Urban Development Corp.	500	$5,010
Olympus Corp.*	100	3,217
Omron Corp.	100	3,752
ORIX Corp.	400	6,342
Osaka Gas Co. Ltd.	1,000	3,978
Otsuka Holdings Co. Ltd.	100	2,822
Panasonic Corp.	600	6,442
Rakuten, Inc.	200	2,591
Resona Holdings, Inc.	500	2,613
Ricoh Co. Ltd.	200	2,446
SBI Holdings, Inc.	100	1,138
Secom Co. Ltd.	100	6,086
Sega Sammy Holdings, Inc.	100	1,919
Sekisui House Ltd.	100	1,315
Seven & I Holdings Co. Ltd.	200	7,992
Seven Bank Ltd.	500	1,857
Shikoku Electric Power Co., Inc.*	100	1,287
Shin-Etsu Chemical Co. Ltd.	100	5,942
Shinsei Bank Ltd.	1,000	2,082
Shionogi & Co. Ltd.	100	2,003
Shiseido Co. Ltd.	200	3,361
Showa Shell Sekiyu KK	100	1,079
SoftBank Corp.	300	21,645
Sony Corp.	300	4,795
Sumitomo Chemical Co. Ltd.	1,000	3,703
Sumitomo Corp.	300	3,925
Sumitomo Electric Industries Ltd.	200	2,688
Sumitomo Mitsui Financial Group, Inc.	400	16,130
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,037
Sumitomo Rubber Industries Ltd.	100	1,482
Suzuki Motor Corp.	100	2,972
T&D Holdings, Inc.	200	2,603
Takeda Pharmaceutical Co. Ltd.	200	9,051
TDK Corp.	100	4,268
Terumo Corp.	200	4,240
Tohoku Electric Power Co., Inc.	100	1,062
Tokio Marine Holdings, Inc.	200	6,318
Tokyo Electric Power Co., (The), Inc.*	600	2,434
Tokyo Gas Co. Ltd.	1,000	5,658
Tokyu Fudosan Holdings Corp.	300	2,361
Toray Industries, Inc.	1,000	6,365
Toshiba Corp.	1,000	4,096
Toyo Seikan Group Holdings Ltd.	100	1,472
Toyota Industries Corp.	100	4,646
Toyota Motor Corp.	800	45,273
Toyota Tsusho Corp.	100	2,647
Trend Micro, Inc.	100	3,094
United Urban Investment Corp. REIT	2	3,200
USS Co. Ltd.	100	1,637
West Japan Railway Co.	100	4,251
Yahoo Japan Corp.	400	1,843
Yamada Denki Co. Ltd.	400	1,473
Yamaha Corp.	100	1,557
Yamaha Motor Co. Ltd.	100	1,572
Yamato Holdings Co. Ltd.	100	2,128
Yokogawa Electric Corp.	100	1,197

		699,499

See Notes to Financial Statements.	82

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Luxembourg — 0.3%
ArcelorMittal	271	$4,137
Millicom International Cellular SA SDR	16	1,478
RTL Group SA	12	1,399
SES SA FDR	87	3,161
Tenaris SA	130	2,910

		13,085

Macau — 0.1%
Sands China Ltd.	700	5,101
Wynn Macau Ltd.	400	1,664

		6,765

Malaysia — 1.1%
Alliance Financial Group Bhd	800	1,218
AMMB Holdings Bhd	700	1,599
Astro Malaysia Holdings Bhd	1,000	1,058
Axiata Group Bhd	100	216
Berjaya Sports Toto Bhd	1,318	1,567
British American Tobacco Malaysia Bhd	100	1,958
Bumi Armada Bhd	100	110
CIMB Group Holdings Bhd	700	1,599
Dialog Group Bhd	700	797
DiGi.Com Bhd	1,400	2,362
Felda Global Ventures Holdings Bhd	1,100	1,452
Genting Malaysia Bhd	1,300	1,647
Genting Plantations Bhd	200	700
Hong Leong Bank Bhd	500	2,160
Hong Leong Financial Group Bhd	400	1,917
IHH Healthcare Bhd*	1,000	1,279
IJM Corp. Bhd	300	625
IOI Corp. Bhd	900	1,381
Kuala Lumpur Kepong Bhd	200	1,489
Lafarge Malaysia Bhd	400	1,230
Malayan Banking Bhd	1,800	5,535
Malaysia Airports Holdings Bhd	300	706
Maxis Bhd	1,000	2,045
MISC Bhd	500	962
MMC Corp. Bhd	200	169
Petronas Chemicals Group Bhd	700	1,468
Petronas Dagangan Bhd	200	1,571
Petronas Gas Bhd	300	2,288
PPB Group Bhd	100	488
Public Bank Bhd	600	4,034
RHB Capital Bhd	100	261
SapuraKencana Petroleum Bhd*	900	1,168
Sime Darby Bhd	600	1,783
Telekom Malaysia Bhd	600	1,154
Tenaga Nasional Bhd	500	1,877
UMW Holdings Bhd	400	1,345
YTL Corp. Bhd	1,300	659
YTL Power International Bhd*	1,365	641

		54,518

Mexico — 1.2%
Alfa SAB de CV, Class A	800	2,239
America Movil SAB de CV, Series L	10,100	9,765
Arca Continental SAB de CV	100	651
Cemex SAB de CV*	3,028	3,900

	Number of Shares	Value

Mexico (Continued)
Coca-Cola Femsa SAB de CV, Series L	100	$1,151
Compartamos SAB de CV	300	532
Controladora Comercial Mexicana SAB de CV	100	389
El Puerto de Liverpool SAB de CV, Series C1	100	1,130
Fibra Uno Administracion SA de CV REIT	600	1,835
Fomento Economico Mexicano SAB de CV	600	5,695
Fresnillo PLC	54	730
Genomma Lab Internacional SAB de CV, Class B*	200	510
Grupo Aeroportuario del Pacifico SAB de CV, Class B	200	1,230
Grupo Aeroportuario del Sureste SAB de CV, Class B	100	1,289
Grupo Bimbo SAB de CV	400	1,157
Grupo Carso SAB de CV, Series A1	200	1,038
Grupo Comercial Chedraui SA de CV	100	341
Grupo Financiero Banorte SAB de CV, Class O	700	5,062
Grupo Financiero Inbursa SAB de CV, Class O	900	2,466
Grupo Financiero Santander Mexico SAB de CV, Class B	500	1,330
Grupo Mexico SAB de CV, Series B	1,100	3,623
Grupo Televisa SAB, Series CPO	800	5,404
Industrias Penoles SAB de CV	91	2,202
Kimberly-Clark de Mexico SAB de CV, Class A	400	1,069
Mexichem SAB de CV	300	1,192
Minera Frisco SAB de CV, Class A1*	200	385
OHL Mexico SAB de CV*	300	833
Wal-Mart de Mexico SAB de CV, Series V	1,500	3,821

		60,969

Netherlands — 3.2%
Aegon NV	738	6,402
Akzo Nobel NV	63	4,722
ASML Holding NV	90	7,724
Corio NV REIT	8	400
Delta Lloyd NV	48	1,166
Fugro NV.	19	1,096
Gemalto NV	26	2,823
Heineken Holding NV	21	1,386
Heineken NV	57	4,018
ING Groep NV*	1,033	14,469
Koninklijke Ahold NV	213	3,870
Koninklijke Boskalis Westminster NV	18	1,025
Koninklijke DSM NV	40	2,884
Koninklijke KPN NV*	881	3,256
Koninklijke Philips NV	254	8,022
Koninklijke Vopak NV	19	968
OCI NV*	29	1,110
QIAGEN NV*	58	1,331
Randstad Holding NV	33	1,920
Reed Elsevier NV	197	4,411
Royal Dutch Shell PLC, Class A	1,041	40,918
Royal Dutch Shell PLC, Class B	686	27,999
TNT Express NV	137	1,224
Unilever NV	424	18,357
Wolters Kluwer NV	87	2,604
Ziggo NV	40	1,886

		165,991

See Notes to Financial Statements.	83

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

New Zealand — 0.1%
Auckland International Airport Ltd.	515	$1,688
Contact Energy Ltd.	363	1,680
Fletcher Building Ltd.	202	1,535
Ryman Healthcare Ltd.	214	1,512
Telecom Corp. of New Zealand Ltd.	401	916

		7,331

Norway — 0.5%
Aker Solutions ASA	49	861
DNB ASA	271	5,091
Gjensidige Forsikring ASA	53	979
Norsk Hydro ASA	380	2,066
Orkla ASA	186	1,646
Statoil ASA	302	9,255
Telenor ASA	190	4,504
Yara International ASA	52	2,375

		26,777

Peru — 0.0% (a)
Cia de Minas Buenaventura SA, Class B, ADR	100	1,069

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	1,010	1,251
Aboitiz Power Corp.	1,000	823
Alliance Global Group, Inc.	500	339
Ayala Corp.	80	1,130
Ayala Land, Inc.	2,000	1,371
Bank of the Philippine Islands	490	946
BDO Unibank, Inc.	520	1,051
DMCI Holdings Inc.	100	163
Energy Development Corp.	900	123
International Container Terminal Services, Inc.	390	963
JG Summit Holdings, Inc.	200	225
Jollibee Foods Corp.	290	1,187
Metro Pacific Investments Corp.	2,000	229
Metropolitan Bank & Trust Company	320	611
SM Investments Corp.	50	898
SM Prime Holdings, Inc.	3,000	1,149
Universal Robina Corp.	380	1,294

		13,753

Poland — 0.5%
Alior Bank SA*	80	2,201
Bank Handlowy w Warszawie SA	16	632
Bank Millennium SA	78	212
Bank Pekao SA	34	2,079
Bank Zachodni WBK SA	15	1,810
Cyfrowy Polsat SA	283	2,032
Enea SA	79	417
Grupa Azoty SA*	47	1,233
KGHM Polska Miedz SA	31	1,184
mBank	5	817
Orange Polska SA	190	654
PGE SA	209	1,443
Polski Koncern Naftowy Orlen SA	51	709
Polskie Gornictwo Naftowe i Gazownictwo SA	650	996
Powszechna Kasa Oszczednosci Bank Polski SA	237	3,171
Powszechny Zaklad Ubezpieczen SA	22	3,237

	Number of Shares	Value

Poland (Continued)
Synthos SA	290	$422
Tauron Polska Energia SA*	129	227

		23,476

Portugal — 0.1%
Banco Espirito Santo SA*	534	724
EDP — Energias de Portugal SA	616	2,914
Galp Energia SGPS SA	104	1,843
Jeronimo Martins SGPS SA	64	1,094

		6,575

Russia — 1.0%
Gazprom OAO, ADR*	400	3,260
Lukoil OAO, ADR	100	5,658
Magnit OJSC, GDR	137	7,973
MegaFon OAO, GDR*	128	3,844
MMC Norilsk Nickel OJSC, ADR	200	3,858
Mobile TeleSystems OJSC, ADR	300	5,547
NovaTek OAO, GDR	46	5,336
Rosneft Oil Co. OJSC, GDR*	600	3,913
Severstal OAO, GDR	200	1,707
Sistema JSFC, GDR*	119	3,409
Surgutneftegas OJSC, ADR*	400	2,934
VTB Bank OJSC, GDR*	1,200	3,223

		50,662

Singapore — 1.2%
Ascendas Real Estate Investment Trust REIT	1,000	1,961
CapitaCommercial Trust REIT	1,000	1,347
CapitaLand Ltd.	1,000	2,543
CapitaMall Trust REIT	1,000	1,650
CapitaMalls Asia Ltd.	1,000	1,874
ComfortDelGro Corp. Ltd.	1,000	1,858
DBS Group Holdings Ltd.	1,000	13,474
Genting Singapore PLC	2,000	2,145
Global Logistic Properties Ltd.	1,000	2,216
Golden Agri-Resources Ltd.	2,000	917
Hutchison Port Holdings Trust, Class U	1,000	750
Keppel Corp. Ltd.	1,000	8,475
Oversea-Chinese Banking Corp. Ltd.	1,000	7,773
Singapore Technologies Engineering Ltd.	1,000	3,085
Singapore Telecommunications Ltd.	2,000	6,219
Wilmar International Ltd.	1,000	2,559

		58,846

South Africa — 0.6%
AngloGold Ashanti Ltd., ADR*	200	3,158
Gold Fields Ltd., ADR	900	3,186
Harmony Gold Mining Co. Ltd., ADR*	700	1,855
Impala Platinum Holdings Ltd., ADR	300	3,108
MTN Group Ltd., ADR	400	8,520
Sasol Ltd., ADR	200	11,258

		31,085

South Korea — 3.3%
Amorepacific Corp.	1	1,420
AMOREPACIFIC Group	1	672
BS Financial Group, Inc.	70	1,067

See Notes to Financial Statements.	84

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

South Korea (Continued)
Celltrion, Inc.*	18	$858
Cheil Industries, Inc.	28	1,822
Cheil Worldwide, Inc.*	40	923
CJ CheilJedang Corp.	2	647
CJ Corp.	4	559
Coway Co. Ltd.	24	2,018
Daelim Industrial Co. Ltd.	7	553
Daewoo International Corp.	10	316
Daewoo Securities Co. Ltd.*	10	85
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	30	790
DGB Financial Group, Inc.	60	917
Dongbu Insurance Co. Ltd.	30	1,697
Doosan Corp.	1	125
Doosan Infracore Co. Ltd.*	10	120
E-Mart Co. Ltd.	8	1,835
GS Holdings	8	340
Halla Visteon Climate Control Corp.	30	1,397
Hana Financial Group, Inc.	80	2,905
Hankook Tire Co. Ltd.	28	1,660
Hanwha Chemical Corp.	30	553
Hanwha Corp.	10	266
Hanwha Life Insurance Co. Ltd.	160	1,016
Hite Jinro Co. Ltd.	10	212
Hyosung Corp.	16	1,071
Hyundai Department Store Co. Ltd.	6	776
Hyundai Development Co.-Engineering & Construction	10	280
Hyundai Engineering & Construction Co. Ltd.	14	733
Hyundai Glovis Co. Ltd.	6	1,550
Hyundai Heavy Industries Co. Ltd.	8	1,451
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,419
Hyundai Merchant Marine Co. Ltd.*	20	186
Hyundai Mipo Dockyard Co. Ltd.	2	317
Hyundai Mobis	20	5,646
Hyundai Motor Co.	40	8,802
Hyundai Steel Co.	20	1,349
Hyundai Wia Corp.	7	1,235
Industrial Bank of Korea	20	274
Kangwon Land, Inc.	40	1,194
KB Financial Group, Inc.	90	3,066
KCC Corp.	3	1,723
Kia Motors Corp.	68	3,919
Korea Aerospace Industries Ltd.	30	938
Korea Electric Power Corp.	40	1,533
Korea Gas Corp.*	5	286
Korea Investment Holdings Co. Ltd.	20	759
Korea Zinc Co. Ltd.	4	1,457
KT Corp.	10	298
KT&G Corp.	42	3,417
Kumho Petro Chemical Co. Ltd.	5	398
LG Chem Ltd.	14	3,568
LG Corp.	15	892
LG Display Co. Ltd.*	50	1,331
LG Electronics, Inc.	25	1,786
LG Household & Health Care Ltd.	3	1,500
LG Innotek Co. Ltd.*	3	375

	Number of Shares	Value

South Korea (Continued)
LG Uplus Corp.	80	$752
Lotte Chemical Corp.	5	789
Lotte Shopping Co. Ltd.	4	1,168
LS Corp.	3	211
LS Industrial Systems Co. Ltd.	7	443
Mirae Asset Securities Co. Ltd.	10	417
NAVER Corp.	6	4,458
NCSoft Corp.	6	991
OCI Co. Ltd.*	7	1,201
Orion Corp.	2	1,645
POSCO	27	7,648
S-1 Corp.	10	779
Samsung C&T Corp.	23	1,646
Samsung Card Co. Ltd.	30	1,104
Samsung Electro-Mechanics Co. Ltd.	16	986
Samsung Electronics Co. Ltd.	28	39,604
Samsung Engineering Co. Ltd.*	6	479
Samsung Fire & Marine Insurance Co. Ltd.	16	4,078
Samsung Heavy Industries Co. Ltd.	30	828
Samsung Life Insurance Co. Ltd.	31	3,036
Samsung SDI Co. Ltd.	10	1,485
Samsung Securities Co. Ltd.	20	805
Samsung Techwin Co. Ltd.	11	617
Shinhan Financial Group Co. Ltd.	130	5,651
Shinsegae Co. Ltd.	4	819
SK C&C Co. Ltd.	8	1,298
SK Holdings Co. Ltd.	4	721
SK Hynix, Inc.*	140	6,059
SK Innovation Co. Ltd.	4	418
SK Telecom Co. Ltd.	6	1,291
S-Oil Corp.	7	378
Woori Finance Holdings Co. Ltd.*	33	388
Yuhan Corp.	3	519

		171,014

Spain — 2.6%
Abertis Infraestructuras SA	113	2,476
ACS Actividades de Construccion y Servicios SA	40	1,777
Amadeus IT Holding SA, Class A	99	4,350
Banco Bilbao Vizcaya Argentaria SA	1,673	21,446
Banco de Sabadell SA	928	3,066
Banco Popular Espanol SA	386	2,726
Banco Santander SA	3,281	33,651
Bankia SA*	872	1,772
CaixaBank SA	471	2,865
Distribuidora Internacional de Alimentacion SA	130	1,201
Enagas SA	57	1,678
Ferrovial SA	109	2,360
Gas Natural SDG SA	100	2,882
Grifols SA	39	2,113
Iberdrola SA	1,423	10,240
Inditex SA	60	8,711
Mapfre SA	305	1,246
Red Electrica Corp. SA	31	2,660
Repsol SA	237	6,676
Telefonica SA	1,116	18,727
Zardoya Otis SA	42	758

		133,381

See Notes to Financial Statements.	85

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Sweden — 2.1%
Alfa Laval AB	68	$1,781
Assa Abloy AB, Class B	76	3,838
Atlas Copco AB, Class A	168	4,926
Atlas Copco AB, Class B	94	2,592
Boliden AB	74	1,028
Electrolux AB, Series B	66	1,658
Elekta AB, Class B	67	866
Getinge AB, Class B	44	1,131
Hennes & Mauritz AB, Class B	242	10,227
Hexagon AB, Class B	92	2,891
Husqvarna AB, Class B	88	690
Industrivarden AB, Class C	35	702
Investment AB Kinnevik, Class B	49	1,944
Investor AB, Class B	110	4,316
Lundin Petroleum AB*	48	939
Nordea Bank AB	787	11,607
Sandvik AB	280	3,987
Securitas AB, Class B	56	646
Skandinaviska Enskilda Banken AB, Class A	378	5,132
Skanska AB, Class B	82	1,899
SKF AB, Class B	98	2,512
Svenska Cellulosa AB SCA, Class B	147	4,090
Svenska Handelsbanken AB, Class A	115	5,845
Swedbank AB, Class A	273	7,261
Swedish Match AB	37	1,293
Tele2 AB, Class B	65	769
Telefonaktiebolaget LM Ericsson, Class B	839	10,513
TeliaSonera AB	553	4,096
Volvo AB, Class B	412	5,990

		105,169

Switzerland — 7.2%
ABB Ltd.*	599	14,228
Actelion Ltd.*	27	2,683
Adecco SA*	42	3,506
Aryzta AG*	21	1,958
Baloise Holding AG	16	1,921
Barry Callebaut AG*	1	1,321
Cie Financiere Richemont SA	143	15,067
Coca-Cola HBC AG CDI*	53	1,219
Credit Suisse Group AG*	411	12,218
EMS-Chemie Holding AG	3	1,126
Geberit AG	11	3,642
Givaudan SA*	3	4,918
Glencore PLC*	2,881	15,615
Holcim Ltd.*	61	5,351
Julius Baer Group Ltd.*	62	2,684
Kuehne + Nagel International AG	18	2,454
Lonza Group AG*	14	1,505
Nestle SA	878	68,877
Novartis AG	643	57,658
Pargesa Holding SA	9	802
Partners Group Holding AG	6	1,592
Roche Holding AG	190	55,907
Schindler Holding AG	8	1,222
Schindler Holding AG Participation Certificates	15	2,317
SGS SA	2	5,014

	Number of Shares	Value

Switzerland (Continued)
Sika AG	1	$3,963
Sonova Holding AG*	17	2,593
STMicroelectronics NV*	158	1,581
Sulzer AG	7	1,063
Swatch Group AG (The) — Bearer	9	5,312
Swatch Group AG (The) — Registered	12	1,317
Swiss Life Holding AG*	11	2,645
Swiss Prime Site AG*	19	1,528
Swiss Re AG*	81	7,205
Swisscom AG	7	4,170
Syngenta AG	27	10,387
Transocean Ltd.	101	4,260
UBS AG*	980	19,677
Wolseley PLC	70	3,901
Zurich Insurance Group AG*	44	13,202

		367,609

Taiwan — 1.8%
Advanced Semiconductor Engineering, Inc., ADR	1,700	10,948
AU Optronics Corp., ADR*	1,400	5,236
Chunghwa Telecom Co. Ltd., ADR	100	3,185
Hon Hai Precision Industry Co. Ltd., GDR	4,200	26,166
Siliconware Precision Industries Co., ADR	1,100	8,690
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,300	26,728
United Microelectronics Corp., ADR	5,200	11,960

		92,913

Thailand — 0.4%
Bangkok Bank PCL, NVDR	500	2,818
Indorama Ventures PCL, NVDR	2,400	1,828
IRPC PCL, NVDR	10,300	1,111
Kasikornbank PCL, NVDR	500	2,856
Krung Thai Bank PCL, NVDR	4,000	2,303
PTT Exploration & Production PCL, NVDR	600	2,805
PTT PCL, NVDR	500	4,478
Siam Commercial Bank PCL, NVDR	600	2,906
Thai Oil PCL, NVDR	800	1,212

		22,317

Turkey — 0.4%
Akbank TAS	521	2,032
Arcelik AS	229	1,441
BIM Birlesik Magazalar AS	2	44
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	815	1,041
Enka Insaat ve Sanayi AS	232	645
Eregli Demir ve Celik Fabrikalari TAS	839	1,248
Ford Otomotiv Sanayi AS*	127	1,683
Haci Omer Sabanci Holding AS	257	1,250
KOC Holding AS	123	607
Koza Altin Isletmeleri AS	29	289
TAV Havalimanlari Holding AS	175	1,393
Tofas Turk Otomobil Fabrikasi AS	166	1,029
Tupras Turkiye Petrol Rafinerileri AS	46	1,119
Turk Hava Yollari*	211	717
Turk Telekomunikasyon AS	119	344

See Notes to Financial Statements.	86

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Turkey (Continued)
Turkcell Iletisim Hizmetleri AS*	176	$1,103
Turkiye Garanti Bankasi AS	590	2,405
Turkiye Halk Bankasi AS	157	1,220
Turkiye Is Bankasi, Class C	451	1,284
Turkiye Sise ve Cam Fabrikalari AS	152	211
Turkiye Vakiflar Bankasi TAO, Class D	131	316
Ulker Biskuvi Sanayi AS	24	203
Yapi ve Kredi Bankasi AS	218	508

		22,132

United Kingdom — 13.9%
3i Group PLC	263	1,904
Aberdeen Asset Management PLC	268	1,999
Admiral Group PLC	57	1,393
Aggreko PLC	74	2,068
AMEC PLC	84	1,701
Anglo American PLC	377	9,210
Antofagasta PLC	106	1,401
ARM Holdings PLC	373	5,752
ASOS PLC*	15	1,138
Associated British Foods PLC	91	4,603
AstraZeneca PLC	336	24,125
Aviva PLC	794	6,974
Babcock International Group PLC	109	2,218
BAE Systems PLC	874	6,198
Barclays PLC	4,106	17,000
BG Group PLC	927	18,972
BHP Billiton PLC	574	17,973
BP PLC	5,108	43,067
British American Tobacco PLC	511	30,840
British Land Co. PLC REIT	227	2,721
British Sky Broadcasting Group PLC	301	4,453
BT Group PLC	2,150	14,307
Bunzl PLC	90	2,522
Burberry Group PLC	121	3,109
Capita PLC	188	3,488
Carnival PLC	47	1,910
Centrica PLC	1,462	8,224
CNH Industrial NV	253	2,769
Cobham PLC	290	1,550
Compass Group PLC	472	7,876
Croda International PLC	39	1,721
Diageo PLC	671	21,583
Direct Line Insurance Group PLC	339	1,439
easyJet PLC	49	1,257
G4S PLC	453	1,898
GKN PLC	440	2,896
GlaxoSmithKline PLC	1,317	35,343
Hammerson PLC REIT	158	1,573
Hargreaves Lansdown PLC	59	1,206
HSBC Holdings PLC	4,992	52,649
ICAP PLC	153	1,025
IMI PLC	73	1,954
Imperial Tobacco Group PLC	258	11,642
Inmarsat PLC	125	1,533
InterContinental Hotels Group PLC	67	2,645
International Consolidated Airlines Group SA*	264	1,749

	Number of Shares	Value

United Kingdom (Continued)
Intertek Group PLC	48	$2,348
Intu Properties PLC REIT	146	771
Investec PLC	159	1,379
ITV PLC	1,056	3,223
J Sainsbury PLC	279	1,619
Johnson Matthey PLC	56	3,015
Kingfisher PLC	662	4,350
Land Securities Group PLC REIT	185	3,312
Legal & General Group PLC	1,606	6,197
Lloyds Banking Group PLC*	13,351	17,424
London Stock Exchange Group PLC	49	1,608
Marks & Spencer Group PLC	455	3,426
Meggitt PLC	209	1,697
Melrose Industries PLC	280	1,314
National Grid PLC	1,047	15,619
Next PLC	45	5,008
Old Mutual PLC	1,369	4,635
Pearson PLC	232	4,554
Persimmon PLC*	82	1,839
Petrofac Ltd.	75	1,587
Prudential PLC	697	16,187
Reckitt Benckiser Group PLC	176	15,046
Reed Elsevier PLC	336	5,356
Rexam PLC	219	1,951
Rio Tinto PLC	353	18,088
Rolls-Royce Holdings PLC*	508	8,856
Royal Bank of Scotland Group PLC*	569	3,306
Royal Mail PLC*	128	1,099
RSA Insurance Group PLC	211	1,697
SABMiller PLC	730	40,514
Sage Group PLC (The)	290	1,992
Schroders PLC	28	1,214
Segro PLC REIT	108	669
Severn Trent PLC	71	2,342
Smith & Nephew PLC	260	4,559
Smiths Group PLC	106	2,347
SSE PLC	274	7,146
Standard Chartered PLC	647	14,559
Standard Life PLC	661	4,432
Subsea 7 SA	77	1,539
Tate & Lyle PLC	116	1,346
Tesco PLC	2,121	10,792
Travis Perkins PLC	64	1,805
TUI Travel PLC	103	708
Tullow Oil PLC	252	3,561
Unilever PLC	341	15,318
United Utilities Group PLC	203	2,953
Vodafone Group PLC	7,166	25,164
Weir Group PLC (The)	58	2,547
Whitbread PLC	45	3,157
William Hill PLC	225	1,341
WM Morrison Supermarkets PLC	536	1,812
WPP PLC	374	8,068

		709,974

See Notes to Financial Statements.	87

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

United States — 0.4%
Southern Copper Corp.	100	$2,972
Thomson Reuters Corp.	100	3,467
Valeant Pharmaceuticals International, Inc.*	100	13,127

		19,566

TOTAL COMMON STOCKS (Cost $4,882,706)		4,991,769

PREFERRED STOCKS — 1.7%
Brazil — 0.9%
Banco Bradesco SA	600	8,359
Banco do Estado do Rio Grande do Sul SA, Class B	100	474
Bradespar SA	100	830
Centrais Eletricas Brasileiras SA, Class B	100	432
Cia Energetica de Minas Gerais	200	1,391
Gerdau SA	300	1,785
Itau Unibanco Holding SA	700	10,905
Itausa — Investimentos Itau SA	880	3,355
Lojas Americanas SA	125	742
Metalurgica Gerdau SA	100	728
Oi SA	427	370
Petroleo Brasileiro SA	1,200	8,940
Suzano Papel e Celulose SA, Class A	100	360
Telefonica Brasil SA	100	1,997
Usinas Siderurgicas de Minas Gerais SA, Class A*	200	705
Vale SA	600	6,867

		48,240

Chile — 0.0% (a)
Embotelladora Andina SA, Class B	80	337
Sociedad Quimica y Minera de Chile SA, Class B	30	908

		1,245

Colombia — 0.1%
Bancolombia SA	141	1,970
Grupo de Inversiones Suramericana SA	16	324

		2,294

Germany — 0.5%
Bayerische Motoren Werke AG	14	1,350
Fuchs Petrolub SE	10	947
Henkel AG & Co. KGaA	48	5,544
Porsche Automobil Holding SE	42	4,486
Volkswagen AG	40	10,633

		22,960

	Number of Shares	Value
South Korea — 0.2%
Hyundai Motor Co.	15	$2,220
Hyundai Motor Co.	14	1,976
LG Chem Ltd.	7	1,125
Samsung Electronics Co. Ltd.	6	6,510

		11,831

United Kingdom — 0.0% (a)
Rolls-Royce Holdings PLC, Class C*	68,072	114

TOTAL PREFERRED STOCKS (Cost $80,924)		86,684

RIGHTS — 0.0% (a)
Australia — 0.0% (a)
Transurban Group*, expiring 6/23/14	101	—

China — 0.0% (a)
Uni-President China Holdings Ltd.*, expiring 7/17/14	200	38

France — 0.0% (a)
Eurazeo SA*, expiring 6/28/14	10	43

Portugal — 0.0% (a)
Banco Espirito Santo SA*, expiring 7/09/14	534	98

South Korea — 0.0% (a)
BS Financial Group, Inc.*, expiring 8/04/14	11	21

Spain — 0.0% (a)
Abertis Infraestructuras SA*	5	109

TOTAL RIGHTS (Cost $0)		309

WARRANTS — 0.0% (a)
Hong Kong — 0.0% (a)
Sun Hung Kai Properties Ltd.*, expiring 4/22/16 (Cost $83)	83	102

TOTAL INVESTMENTS — 99.2% (Cost $4,963,713)		$5,078,864
Other assets less liabilities — 0.8%		42,693

NET ASSETS — 100.0%		$5,121,557

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)

Barclays Bank PLC	6/4/14	USD	146,110	AUD	157,000	$(38)
The Bank of New York Mellon	6/4/14	USD	931	AUD	1,000	—
JP Morgan & Chase Co.	6/4/14	USD	146,120	AUD	157,000	(49)
Barclays Bank PLC	6/4/14	USD	63,308	BRL	142,000	5

See Notes to Financial Statements.	88

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/4/14	USD	63,435	BRL	142,000	$(123)
Barclays Bank PLC	6/4/14	USD	184,179	CAD	200,000	254
The Bank of New York Mellon	6/4/14	USD	5,474	CAD	6,000	59
JP Morgan & Chase Co.	6/4/14	USD	184,188	CAD	200,000	245
Barclays Bank PLC	6/4/14	USD	171,152	CHF	153,000	(291)
JP Morgan & Chase Co.	6/4/14	USD	171,151	CHF	153,000	(289)
Barclays Bank PLC	6/4/14	USD	11,379	CLP	6,267,000	22
JP Morgan & Chase Co.	6/4/14	USD	11,375	CLP	6,267,000	26
Barclays Bank PLC	6/4/14	USD	1,538	CZK	31,000	—
JP Morgan & Chase Co.	6/4/14	USD	1,538	CZK	31,000	—
Barclays Bank PLC	6/4/14	USD	21,392	DKK	117,000	(23)
The Bank of New York Mellon	7/3/14	USD	8,600	DKK	47,025	(9)
JP Morgan & Chase Co.	6/4/14	USD	21,392	DKK	117,000	(22)
Barclays Bank PLC	6/4/14	USD	2,521	EGP	18,000	(11)
JP Morgan & Chase Co.	6/4/14	USD	2,517	EGP	18,000	(7)
Barclays Bank PLC	6/4/14	USD	574,474	EUR	421,000	(588)
The Bank of New York Mellon	6/4/14	USD	5,547	EUR	4,000	(94)
The Bank of New York Mellon	6/4/14	USD	3,331	EUR	2,400	(59)
The Bank of New York Mellon	6/4/14	USD	2,720	EUR	2,000	6
The Bank of New York Mellon	7/3/14	USD	3,800	EUR	2,785	(4)
JP Morgan & Chase Co.	6/4/14	USD	574,476	EUR	421,000	(590)
Barclays Bank PLC	6/4/14	USD	402,561	GBP	240,000	(287)
The Bank of New York Mellon	6/4/14	USD	2,867	GBP	1,700	(18)
The Bank of New York Mellon	6/4/14	USD	2,805	GBP	1,667	(10)
The Bank of New York Mellon	7/3/14	USD	1,400	GBP	835	(1)
JP Morgan & Chase Co.	6/4/14	USD	402,564	GBP	240,000	(289)
Barclays Bank PLC	6/4/14	USD	159,036	HKD	1,233,000	1
The Bank of New York Mellon	6/4/14	USD	3,354	HKD	26,000	(1)
The Bank of New York Mellon	6/4/14	USD	1,935	HKD	15,000	—
The Bank of New York Mellon	7/3/14	USD	6,000	HKD	46,515	—
JP Morgan & Chase Co.	6/4/14	USD	159,036	HKD	1,233,000	1
Barclays Bank PLC	6/4/14	USD	3,114	HUF	691,000	(3)
The Bank of New York Mellon	6/4/14	USD	1,415	HUF	314,000	(1)
JP Morgan & Chase Co.	6/4/14	USD	3,114	HUF	691,000	(3)
Barclays Bank PLC	6/4/14	USD	15,872	IDR	186,182,000	64
JP Morgan & Chase Co.	6/4/14	USD	15,947	IDR	186,182,000	(11)
Barclays Bank PLC	6/5/14	USD	9,502	ILS	33,000	(4)
JP Morgan & Chase Co.	6/5/14	USD	9,502	ILS	33,000	(3)
Barclays Bank PLC	6/4/14	USD	23,230	INR	1,375,000	19
JP Morgan & Chase Co.	6/4/14	USD	23,270	INR	1,375,000	(21)
Barclays Bank PLC	6/4/14	USD	337,641	JPY	34,353,000	(177)
The Bank of New York Mellon	6/4/14	USD	6,831	JPY	695,000	(4)
JP Morgan & Chase Co.	6/4/14	USD	337,638	JPY	34,353,000	(174)
Barclays Bank PLC	6/5/14	USD	89,617	KRW	91,530,000	78
JP Morgan & Chase Co.	6/5/14	USD	89,718	KRW	91,530,000	(23)
Barclays Bank PLC	6/4/14	USD	30,382	MXN	391,000	21
The Bank of New York Mellon	6/4/14	USD	233	MXN	3,000	—
JP Morgan & Chase Co.	6/4/14	USD	30,384	MXN	391,000	19
Barclays Bank PLC	6/4/14	USD	27,363	MYR	88,000	18
JP Morgan & Chase Co.	6/4/14	USD	27,389	MYR	88,000	(8)
Barclays Bank PLC	6/4/14	USD	15,736	NOK	94,000	(14)
JP Morgan & Chase Co.	6/4/14	USD	15,736	NOK	94,000	(14)
Barclays Bank PLC	6/4/14	USD	3,396	NZD	4,000	(1)
JP Morgan & Chase Co.	6/4/14	USD	3,396	NZD	4,000	(1)
Barclays Bank PLC	6/4/14	USD	6,588	PHP	289,000	17
JP Morgan & Chase Co.	6/4/14	USD	6,605	PHP	289,000	—
Barclays Bank PLC	6/4/14	USD	11,549	PLN	35,000	(16)

See Notes to Financial Statements.	89

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/4/14	USD	11,550	PLN	35,000	$(17)
Barclays Bank PLC	6/4/14	USD	20,881	RUB	728,000	(34)
JP Morgan & Chase Co.	6/4/14	USD	20,886	RUB	728,000	(39)
Barclays Bank PLC	6/4/14	USD	53,445	SEK	357,000	(101)
The Bank of New York Mellon	6/4/14	USD	2,409	SEK	16,000	(18)
JP Morgan & Chase Co.	6/4/14	USD	53,446	SEK	357,000	(102)
Barclays Bank PLC	6/4/14	USD	28,716	SGD	36,000	(15)
JP Morgan & Chase Co.	6/4/14	USD	28,716	SGD	36,000	(15)
Barclays Bank PLC	6/4/14	USD	11,355	THB	373,000	5
JP Morgan & Chase Co.	6/4/14	USD	11,355	THB	373,000	5
Barclays Bank PLC	6/4/14	USD	10,023	TRY	21,000	(20)
JP Morgan & Chase Co.	6/4/14	USD	10,028	TRY	21,000	(25)
Barclays Bank PLC	6/5/14	USD	44,600	TWD	1,338,000	25
JP Morgan & Chase Co.	6/5/14	USD	44,622	TWD	1,338,000	4
Barclays Bank PLC	6/4/14	AUD	157,000	USD	145,115	(957)
Barclays Bank PLC	7/3/14	AUD	157,000	USD	145,816	40
Barclays Bank PLC	6/4/14	BRL	142,000	USD	62,890	(422)
Barclays Bank PLC	7/3/14	BRL	141,000	USD	62,326	(25)
Barclays Bank PLC	6/4/14	CAD	200,000	USD	182,079	(2,353)
Barclays Bank PLC	7/3/14	CAD	199,000	USD	183,128	(252)
Barclays Bank PLC	6/4/14	CHF	153,000	USD	173,844	2,981
Barclays Bank PLC	7/3/14	CHF	156,000	USD	174,555	286
Barclays Bank PLC	6/4/14	CLP	6,267,000	USD	11,053	(348)
Barclays Bank PLC	7/3/14	CLP	6,387,000	USD	11,558	(25)
Barclays Bank PLC	7/3/14	COP	3,899,000	USD	2,049	—
Barclays Bank PLC	6/4/14	CZK	31,000	USD	1,565	27
Barclays Bank PLC	7/3/14	CZK	32,000	USD	1,588	—
Barclays Bank PLC	6/4/14	DKK	117,000	USD	21,736	367
Barclays Bank PLC	7/3/14	DKK	138,000	USD	25,237	26
Barclays Bank PLC	6/4/14	EGP	18,000	USD	2,546	36
Barclays Bank PLC	7/7/14	EGP	19,000	USD	2,610	17
Barclays Bank PLC	6/4/14	EUR	421,000	USD	583,674	9,787
Barclays Bank PLC	7/3/14	EUR	430,000	USD	586,714	586
Barclays Bank PLC	6/4/14	GBP	240,000	USD	405,183	2,909
Barclays Bank PLC	7/3/14	GBP	244,000	USD	409,180	289
Barclays Bank PLC	6/4/14	HKD	1,233,000	USD	159,041	3
Barclays Bank PLC	7/3/14	HKD	1,276,000	USD	164,590	(4)
Barclays Bank PLC	6/4/14	HUF	691,000	USD	3,111	1
Barclays Bank PLC	7/3/14	HUF	588,000	USD	2,646	3
Barclays Bank PLC	6/4/14	IDR	186,182,000	USD	16,067	131
Barclays Bank PLC	7/3/14	IDR	194,792,000	USD	16,536	(53)
Barclays Bank PLC	6/5/14	ILS	33,000	USD	9,530	31
Barclays Bank PLC	7/3/14	ILS	34,000	USD	9,786	1
Barclays Bank PLC	6/4/14	INR	1,375,000	USD	22,664	(585)
Barclays Bank PLC	7/7/14	INR	1,416,000	USD	23,804	41
Barclays Bank PLC	6/4/14	JPY	34,353,000	USD	336,332	(1,131)
Barclays Bank PLC	7/3/14	JPY	35,734,000	USD	351,276	182
Barclays Bank PLC	6/5/14	KRW	91,530,000	USD	88,466	(1,228)
Barclays Bank PLC	7/3/14	KRW	94,691,000	USD	92,573	(87)
Barclays Bank PLC	6/4/14	MXN	391,000	USD	29,786	(617)
Barclays Bank PLC	7/3/14	MXN	395,000	USD	30,620	(23)
Barclays Bank PLC	6/4/14	MYR	88,000	USD	26,901	(480)
Barclays Bank PLC	7/3/14	MYR	88,000	USD	27,312	(10)
Barclays Bank PLC	6/4/14	NOK	94,000	USD	15,758	36
Barclays Bank PLC	7/3/14	NOK	97,000	USD	16,219	14
Barclays Bank PLC	6/4/14	NZD	4,000	USD	3,425	30
Barclays Bank PLC	7/3/14	NZD	4,000	USD	3,388	2

See Notes to Financial Statements.	90

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/14	PHP	289,000	USD	6,495	$(110)
Barclays Bank PLC	7/3/14	PHP	308,000	USD	7,021	(15)
Barclays Bank PLC	6/4/14	PLN	35,000	USD	11,532	(2)
Barclays Bank PLC	7/3/14	PLN	36,000	USD	11,857	16
Barclays Bank PLC	6/4/14	RUB	728,000	USD	20,263	(584)
Barclays Bank PLC	7/3/14	RUB	720,000	USD	20,499	21
Barclays Bank PLC	6/4/14	SEK	357,000	USD	54,744	1,401
Barclays Bank PLC	7/3/14	SEK	356,000	USD	53,265	100
Barclays Bank PLC	6/4/14	SGD	36,000	USD	28,671	(31)
Barclays Bank PLC	7/3/14	SGD	37,000	USD	29,513	15
Barclays Bank PLC	6/4/14	THB	373,000	USD	11,501	141
Barclays Bank PLC	7/7/14	THB	370,000	USD	11,237	(15)
Barclays Bank PLC	6/4/14	TRY	21,000	USD	9,836	(167)
Barclays Bank PLC	7/3/14	TRY	23,000	USD	10,901	21
Barclays Bank PLC	6/5/14	TWD	1,338,000	USD	44,371	(255)
Barclays Bank PLC	7/3/14	TWD	1,399,000	USD	46,657	(26)
Barclays Bank PLC	6/4/14	ZAR	171,000	USD	16,160	13
Barclays Bank PLC	7/3/14	ZAR	168,000	USD	15,797	7
The Bank of New York Mellon	6/4/14	AUD	1,000	USD	923	(8)
The Bank of New York Mellon	7/3/14	AUD	3,230	USD	3,000	1
The Bank of New York Mellon	7/3/14	BRL	2,019	USD	900	7
The Bank of New York Mellon	6/4/14	CAD	2,000	USD	1,823	(21)
The Bank of New York Mellon	6/4/14	CAD	2,000	USD	1,842	(2)
The Bank of New York Mellon	6/4/14	CAD	2,000	USD	1,842	(3)
The Bank of New York Mellon	7/3/14	CHF	3,932	USD	4,400	7
The Bank of New York Mellon	6/4/14	EUR	4,000	USD	5,502	49
The Bank of New York Mellon	6/4/14	EUR	4,400	USD	6,004	6
The Bank of New York Mellon	6/4/14	GBP	3,367	USD	5,648	4
The Bank of New York Mellon	6/4/14	HKD	27,000	USD	3,483	—
The Bank of New York Mellon	6/4/14	HKD	14,000	USD	1,806	—
The Bank of New York Mellon	6/4/14	HUF	314,000	USD	1,415	2
The Bank of New York Mellon	7/3/14	HUF	111,121	USD	500	—
The Bank of New York Mellon	6/4/14	JPY	580,000	USD	5,689	(9)
The Bank of New York Mellon	6/4/14	JPY	115,000	USD	1,130	—
The Bank of New York Mellon	7/3/14	JPY	264,488	USD	2,600	1
The Bank of New York Mellon	6/4/14	MXN	3,000	USD	229	(5)
The Bank of New York Mellon	7/3/14	MXN	12,900	USD	1,000	(1)
The Bank of New York Mellon	6/4/14	SEK	16,000	USD	2,395	5
JP Morgan & Chase Co.	6/4/14	AUD	157,000	USD	145,134	(938)
JP Morgan & Chase Co.	7/3/14	AUD	157,000	USD	145,819	43
JP Morgan & Chase Co.	6/4/14	BRL	142,000	USD	62,922	(390)
JP Morgan & Chase Co.	7/3/14	BRL	141,000	USD	62,453	102
JP Morgan & Chase Co.	6/4/14	CAD	200,000	USD	182,095	(2,337)
JP Morgan & Chase Co.	7/3/14	CAD	199,000	USD	183,132	(249)
JP Morgan & Chase Co.	6/4/14	CHF	153,000	USD	173,810	2,948
JP Morgan & Chase Co.	7/3/14	CHF	156,000	USD	174,545	277
JP Morgan & Chase Co.	6/4/14	CLP	6,267,000	USD	11,060	(341)
JP Morgan & Chase Co.	7/3/14	CLP	6,387,000	USD	11,551	(32)
JP Morgan & Chase Co.	7/3/14	COP	3,899,000	USD	2,046	(3)
JP Morgan & Chase Co.	6/4/14	CZK	31,000	USD	1,565	27
JP Morgan & Chase Co.	7/3/14	CZK	32,000	USD	1,588	—
JP Morgan & Chase Co.	6/4/14	DKK	117,000	USD	21,738	368
JP Morgan & Chase Co.	7/3/14	DKK	138,000	USD	25,236	26
JP Morgan & Chase Co.	6/4/14	EGP	18,000	USD	2,537	27
JP Morgan & Chase Co.	7/7/14	EGP	19,000	USD	2,606	13
JP Morgan & Chase Co.	6/4/14	EUR	421,000	USD	583,684	9,797
JP Morgan & Chase Co.	7/3/14	EUR	430,000	USD	586,714	586

See Notes to Financial Statements.	91

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/4/14	GBP	240,000	USD	405,138	$2,863
JP Morgan & Chase Co.	7/3/14	GBP	244,000	USD	409,176	284
JP Morgan & Chase Co.	6/4/14	HKD	1,233,000	USD	159,047	10
JP Morgan & Chase Co.	7/3/14	HKD	1,276,000	USD	164,588	(5)
JP Morgan & Chase Co.	6/4/14	HUF	691,000	USD	3,113	2
JP Morgan & Chase Co.	7/3/14	HUF	588,000	USD	2,646	3
JP Morgan & Chase Co.	6/4/14	IDR	186,182,000	USD	16,018	81
JP Morgan & Chase Co.	7/3/14	IDR	194,792,000	USD	16,652	62
JP Morgan & Chase Co.	6/5/14	ILS	33,000	USD	9,530	31
JP Morgan & Chase Co.	7/3/14	ILS	34,000	USD	9,787	3
JP Morgan & Chase Co.	6/4/14	INR	1,375,000	USD	22,652	(597)
JP Morgan & Chase Co.	7/7/14	INR	1,416,000	USD	23,858	95
JP Morgan & Chase Co.	6/4/14	JPY	34,353,000	USD	336,340	(1,125)
JP Morgan & Chase Co.	7/3/14	JPY	35,734,000	USD	351,263	169
JP Morgan & Chase Co.	6/5/14	KRW	91,530,000	USD	88,432	(1,262)
JP Morgan & Chase Co.	7/3/14	KRW	94,691,000	USD	92,671	11
JP Morgan & Chase Co.	6/4/14	MXN	391,000	USD	29,798	(605)
JP Morgan & Chase Co.	7/3/14	MXN	395,000	USD	30,625	(18)
JP Morgan & Chase Co.	6/4/14	MYR	88,000	USD	26,895	(486)
JP Morgan & Chase Co.	7/3/14	MYR	88,000	USD	27,350	27
JP Morgan & Chase Co.	6/4/14	NOK	94,000	USD	15,763	41
JP Morgan & Chase Co.	7/3/14	NOK	97,000	USD	16,220	14
JP Morgan & Chase Co.	6/4/14	NZD	4,000	USD	3,427	32
JP Morgan & Chase Co.	7/3/14	NZD	4,000	USD	3,388	2
JP Morgan & Chase Co.	6/4/14	PHP	289,000	USD	6,480	(125)
JP Morgan & Chase Co.	7/3/14	PHP	308,000	USD	7,039	3
JP Morgan & Chase Co.	6/4/14	PLN	35,000	USD	11,538	5
JP Morgan & Chase Co.	7/3/14	PLN	36,000	USD	11,857	17
JP Morgan & Chase Co.	6/4/14	RUB	728,000	USD	20,265	(582)
JP Morgan & Chase Co.	7/3/14	RUB	720,000	USD	20,515	38
JP Morgan & Chase Co.	6/4/14	SEK	357,000	USD	54,746	1,403
JP Morgan & Chase Co.	7/3/14	SEK	356,000	USD	53,266	100
JP Morgan & Chase Co.	6/4/14	SGD	36,000	USD	28,677	(25)
JP Morgan & Chase Co.	7/3/14	SGD	37,000	USD	29,513	15
JP Morgan & Chase Co.	6/4/14	THB	373,000	USD	11,501	142
JP Morgan & Chase Co.	7/7/14	THB	370,000	USD	11,234	(17)
JP Morgan & Chase Co.	6/4/14	TRY	21,000	USD	9,832	(171)
JP Morgan & Chase Co.	7/3/14	TRY	23,000	USD	10,906	26
JP Morgan & Chase Co.	6/5/14	TWD	1,338,000	USD	44,294	(331)
JP Morgan & Chase Co.	7/3/14	TWD	1,399,000	USD	46,696	14
JP Morgan & Chase Co.	6/4/14	ZAR	171,000	USD	16,161	14
JP Morgan & Chase Co.	7/3/14	ZAR	168,000	USD	15,800	10
Barclays Bank PLC	6/4/14	USD	16,154	ZAR	171,000	(8)
JP Morgan & Chase Co.	6/4/14	USD	16,157	ZAR	171,000	(10)

Total net unrealized appreciation						$17,090

Currency Abbreviations

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kornua

DKK – Danish Krone

EGP – Egyptian Pound

See Notes to Financial Statements.	92

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund (Continued)

May 31, 2014

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli New Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

ADR – American Depositary Receipt.

CDI – Chess Depositary Interest.

CPO – Ordinary Participation Certificates.

FDR – Fiduciary Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

SDR – Swedish Depositary Receipt.

* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 the aggregate market value of this security amounted to $10,731 or 0.2% of net assets.

(a) Less than 0.1%.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	93

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI South Korea Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 97.6%
Basic Materials — 8.1%
Hanwha Chemical Corp.	850	$15,664
Hyundai Steel Co.	590	39,788
KCC Corp.	44	25,273
Korea Zinc Co. Ltd.	74	26,947
LG Chem Ltd.	387	98,628
Lotte Chemical Corp.	144	22,725
OCI Co. Ltd.*	142	24,358
POSCO	540	152,970

		406,353

Communications — 6.1%
Cheil Worldwide, Inc.*	790	18,236
KT Corp.	510	15,197
LG Uplus Corp.	1,840	17,296
NAVER Corp.	231	171,631
NCSoft Corp.	131	21,636
Samsung SDI Co. Ltd.	289	42,917
SK Telecom Co. Ltd.	83	17,858

		304,771

Consumer, Cyclical — 19.6%
Daewoo International Corp.	400	12,625
E-Mart Co. Ltd.	176	40,369
Halla Visteon Climate Control Corp.	370	17,227
Hankook Tire Co. Ltd.	630	37,360
Hanwha Corp.	460	12,219
Hotel Shilla Co. Ltd.	300	27,201
Hyundai Department Store Co. Ltd.	147	19,020
Hyundai Development Co.-Engineering & Construction	510	14,297
Hyundai Mobis	562	158,651
Hyundai Motor Co.	1,247	274,408
Hyundai Wia Corp.	130	22,937
Kangwon Land, Inc.	910	27,161
Kia Motors Corp.	2,190	126,222
Korean Air Lines Co. Ltd.*	270	8,826
LG Corp.	803	47,777
Lotte Shopping Co. Ltd.	92	26,873
Paradise Co. Ltd.	200	7,371
Samsung C&T Corp.	1,056	75,562
Shinsegae Co. Ltd.	71	14,545
SK Networks Co. Ltd.*	1,180	10,965

		981,616

Consumer, Non-cyclical — 5.8%
Amorepacific Corp.	28	39,769
AMOREPACIFIC Group	25	16,810
Celltrion, Inc.*	540	25,751
CJ CheilJedang Corp.	69	22,319
Hite Jinro Co. Ltd.	360	7,622
KT&G Corp.	925	75,255
LG Household & Health Care Ltd.	79	39,492
Lotte Confectionery Co. Ltd.	8	13,809
Orion Corp.	31	25,494
S-1 Corp.	153	11,923
Yuhan Corp.	69	11,937

		290,181

	Number of Shares	Value

Diversified — 0.6%
CJ Corp.	129	$18,018
LS Corp.	188	13,250

		31,268

Energy — 2.7%
GS Holdings	425	18,059
SK Holdings Co. Ltd.	220	39,678
SK Innovation Co. Ltd.	506	52,822
S-Oil Corp.	421	22,738

		133,297

Financial — 14.0%
BS Financial Group, Inc.	1,710	26,064
Daewoo Securities Co. Ltd.*	1,720	14,651
DGB Financial Group, Inc.	1,130	17,279
Dongbu Insurance Co. Ltd.	368	20,813
Hana Financial Group, Inc.	2,270	82,438
Hanwha Life Insurance Co. Ltd.	2,260	14,355
Hyundai Marine & Fire Insurance Co. Ltd.	540	15,323
Industrial Bank of Korea	1,650	22,643
KB Financial Group, Inc.	3,220	109,679
Korea Investment Holdings Co. Ltd.	410	15,553
Mirae Asset Securities Co. Ltd.	230	9,593
Samsung Card Co. Ltd.	300	11,042
Samsung Fire & Marine Insurance Co. Ltd.	299	76,201
Samsung Life Insurance Co. Ltd.	504	49,353
Samsung Securities Co. Ltd.	520	20,923
Shinhan Financial Group Co. Ltd.	3,520	153,021
Woori Finance Holdings Co. Ltd.*	2,768	32,558
Woori Investment & Securities Co. Ltd.	1,300	10,984

		702,473

Industrial — 12.1%
Cheil Industries, Inc.	430	27,987
Coway Co. Ltd.	489	41,125
Daelim Industrial Co. Ltd.	235	18,566
Daewoo Engineering & Construction Co. Ltd.*	1,250	10,231
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	800	21,055
Doosan Corp.	93	11,623
Doosan Heavy Industries & Construction Co. Ltd.	480	15,785
Doosan Infracore Co. Ltd.*	1,240	14,889
GS Engineering & Construction Corp.*	470	15,272
Hyosung Corp.	248	16,603
Hyundai Engineering & Construction Co. Ltd.	660	34,546
Hyundai Glovis Co. Ltd.	113	29,186
Hyundai Heavy Industries Co. Ltd.	350	63,468
Hyundai Merchant Marine Co. Ltd.*	650	6,059
Hyundai Mipo Dockyard Co. Ltd.	93	14,722
Korea Aerospace Industries Ltd.	350	10,944
Kumho Petro Chemical Co. Ltd.	144	11,461
LG Display Co. Ltd.*	1,880	50,031
LG Electronics, Inc.	902	64,454
LG Innotek Co. Ltd.*	104	12,997
LS Industrial Systems Co. Ltd.	173	10,938
Samsung Electro-Mechanics Co. Ltd.	505	31,136
Samsung Engineering Co. Ltd.*	266	21,250
Samsung Heavy Industries Co. Ltd.	1,340	36,974

See Notes to Financial Statements.	94

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI South Korea Hedged Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
Samsung Techwin Co. Ltd.	323	$18,110

		609,412

Technology — 26.7%
Samsung Electronics Co. Ltd.	786	1,111,741
SK C&C Co. Ltd.	197	31,958
SK Hynix, Inc.*	4,520	195,607

		1,339,306

Utilities — 1.9%
Korea Electric Power Corp.	2,180	83,550
Korea Gas Corp.*	236	13,487

		97,037

TOTAL COMMON STOCKS (Cost $4,648,218)		4,895,714

	Number of Shares	Value
PREFERRED STOCKS — 2.7%
Basic Materials — 0.2%
LG Chem Ltd.	67	$10,770

Consumer, Cyclical — 1.6%
Hyundai Motor Co.	225	31,759
Hyundai Motor Co. — 2nd Preferred	322	47,659

		79,418

Technology — 0.9%
Samsung Electronics Co. Ltd.	41	44,488

TOTAL PREFERRED STOCKS (Cost $108,168)		134,676

RIGHTS — 0.0% (a)
Financial — 0.0% (a)
BS Financial Group, Inc.*, expires 8/04/14 (Cost $0)	239	457

TOTAL INVESTMENTS — 100.3% (Cost $4,756,386)		$5,030,847
Liabilities in excess of other assets — (0.3%)		(15,510)

NET ASSETS — 100.0%		$5,015,337

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/5/2014	KRW	2,544,368,000	USD	2,459,182	$(34,177)
JP Morgan & Chase Co.	6/5/2014	KRW	2,544,368,000	USD	2,458,255	(35,103)
The Bank of New York Mellon	6/5/2014	KRW	121,095,000	USD	117,000	(1,667)
The Bank of New York Mellon	6/5/2014	KRW	10,271,100	USD	10,067	2
Barclays Bank PLC	6/5/2014	USD	2,491,181	KRW	2,544,368,000	2,177
JP Morgan & Chase Co.	6/5/2014	USD	2,493,989	KRW	2,544,368,000	(631)
The Bank of New York Mellon	6/5/2014	USD	100,000	KRW	102,680,000	621
The Bank of New York Mellon	6/5/2014	USD	10,000	KRW	10,254,100	49
The Bank of New York Mellon	6/5/2014	USD	18,000	KRW	18,432,000	63
Barclays Bank PLC	7/3/2014	KRW	2,587,286,000	USD	2,529,413	(2,376)
JP Morgan & Chase Co.	7/3/2014	KRW	2,587,286,000	USD	2,532,087	298
The Bank of New York Mellon	7/3/2014	KRW	70,477,810	USD	68,900	(66)

Total net unrealized depreciation						$(70,810)

Currency Abbreviations

KRW – South Korean Won

USD – U.S. Dollar

* Non-income producing security.

(a) Less than 0.1%.

See Notes to Financial Statements.	95

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Mexico Hedged Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 100.1%
Basic Materials — 10.2%
Bio Pappel SAB de CV*	7,300	$15,677
Grupo Mexico SAB de CV, Series B	65,137	214,514
Grupo Simec SAB de CV, Series B*	6,000	26,555
Industrias Penoles SAB de CV	3,723	90,083
Mexichem SAB de CV	27,247	108,276
Minera Frisco SAB de CV, Class A1*	21,189	40,774

		495,879

Communications — 22.5%
America Movil SAB de CV, Series L	738,825	714,315
Axtel SAB de CV*	60,200	20,837
Grupo Televisa SAB, Series CPO	48,974	330,836
TV Azteca SAB de CV	50,300	29,109

		1,095,097

Consumer, Cyclical — 10.5%
Alsea SAB de CV*	13,700	46,706
Consorcio ARA SAB de CV*	47,600	21,770
Controladora Comercial Mexicana SAB de CV	12,774	49,669
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	3,900	3,452
El Puerto de Liverpool SAB de CV, Series C1	5,715	64,593
Grupo Aeromexico SAB de CV*	12,800	22,710
Grupo Comercial Chedraui SA de CV	12,226	41,652
Grupo Famsa SAB de CV, Class A*	11,200	15,054
Hoteles City Express SAB de CV*	2,700	5,202
Wal-Mart de Mexico SAB de CV, Series V	93,811	238,969

		509,777

Consumer, Non-cyclical — 18.0%
Arca Continental SAB de CV	9,491	61,797
Coca-Cola Femsa SAB de CV, Series L	4,474	51,475
Fomento Economico Mexicano SAB de CV	38,053	361,217
Genomma Lab Internacional SAB de CV, Class B*	23,612	60,258
Gruma SAB de CV, Class B*	1,200	12,631
Grupo Bimbo SAB de CV, Series A	42,547	123,109
Grupo Herdez SAB de CV	6,800	21,104
Grupo Lala SAB de CV	4,100	10,323
Industrias Bachoco SAB de CV, Series B	1,100	4,775
Kimberly-Clark de Mexico SAB de CV, Class A	40,220	107,522
OHL Mexico SAB de CV*	20,939	58,127
Organizacion Cultiba SAB de CV*	2,000	3,832

		876,170

Diversified — 5.8%
Alfa SAB de CV, Class A	69,700	195,061
Grupo Carso SAB de CV, Series A1	15,488	80,389
Grupo Financiero Interacciones SA de CV, Class O	600	4,046

		279,496

	Number of Shares	Value
Financial — 20.5%
Banregio Grupo Financiero SAB de CV	6,500	$37,878
Bolsa Mexicana de Valores SAB de CV	14,600	30,389
Compartamos SAB de CV	32,550	57,674
Concentradora Fibra Hotelera Mexicana SA de CV REIT	18,100	30,945
Corp. Inmobiliaria Vesta SAB de CV	15,800	32,407
Credito Real SAB de CV	1,300	2,764
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	3,700	5,091
Fibra Uno Administracion SA de CV REIT	35,492	108,520
Grupo Financiero Banorte SAB de CV, Class O	48,170	348,372
Grupo Financiero Inbursa SAB de CV, Class O	58,702	160,858
Grupo Financiero Santander Mexico SAB de CV, Class B	47,800	127,117
Mexico Real Estate Management SA de CV REIT*	19,900	37,443
Qualitas Controladora SAB de CV	1,500	4,430
TF Administradora Industrial S de RL de CV REIT	6,500	13,342

		997,230

Industrial — 12.6%
Cemex SAB de CV*	217,477	280,124
Empresas ICA SAB de CV*	19,800	40,135
Grupo Aeroportuario del Centro Norte SAB de CV*	8,600	32,282
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,059	61,849
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,015	77,529
Industrias CH SAB de CV, Series B*	6,638	37,717
Promotora y Operadora de Infraestructura SAB de CV*	5,815	81,319

		610,955

TOTAL COMMON STOCKS (Cost $4,799,499)		4,864,604

TOTAL INVESTMENTS — 100.1% (Cost $4,799,499)		$4,864,604
Liabilities in excess of other assets — (0.1%)		(6,877)

NET ASSETS — 100.0%		$4,857,727

See Notes to Financial Statements.	96

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Mexico Hedged Equity Fund (Continued)

May 31, 2014

As of May 31, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/4/2014	MXN	31,431,000	USD	2,394,351	$(49,627)
JP Morgan & Chase Co.	6/4/2014	MXN	31,431,000	USD	2,395,341	(48,637)
The Bank of New York Mellon	6/4/2014	MXN	96,600	USD	7,404	(107)
Barclays Bank PLC	6/4/2014	USD	2,394,351	MXN	30,813,904	1,644
JP Morgan & Chase Co.	6/4/2014	USD	2,395,341	MXN	30,824,447	1,473
The Bank of New York Mellon	6/4/2014	USD	2,143	MXN	28,000	34
The Bank of New York Mellon	6/4/2014	USD	4,504	MXN	58,000	5
The Bank of New York Mellon	6/4/2014	USD	757	MXN	9,739	1
Barclays Bank PLC	7/3/2014	MXN	31,625,000	USD	2,451,550	(1,804)
JP Morgan & Chase Co.	7/3/2014	MXN	31,625,000	USD	2,451,912	(1,442)

Total net unrealized depreciation						$(98,460)

Currency Abbreviations

MXN – Mexican Peso

USD – U.S. Dollar

* Non-income producing security.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	97

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2014

	db X-trackers MSCI Brazil Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
Assets
Investments in non-affiliated securities at fair value	$5,789,116	$556,355,739	$28,918,571
Investment in affiliated securities at fair value (See Note 5)	—	1,688,545	—
Cash	—	2,314,136	196,850
Foreign currency at value	7,514	191,226	22,490
Deposit with broker for futures contracts	—	27,712	329
Unrealized appreciation on forward foreign currency contracts	10,990	5,822,876	46,831
Receivable for variation margin on futures contracts	—	81,000	15,820
Receivables:
Dividends	12,847	2,066,173	60,209
Investment securities sold	88,701	5,333,048	805,649
Foreign tax reclaim	—	605,307	239

Total Assets	$5,909,168	$574,485,762	$30,066,988

Liabilities
Unrealized depreciation on forward foreign currency contracts	$35,934	$1,134,275	$300,740
Payables:
Due to custodian	6,742	—	—
Investment advisory fees	2,703	162,789	16,143
Investment securities purchased	69,735	10,055,212	377,172
Accrued expenses and other liabilities	288	—	87

Total Liabilities	115,402	11,352,276	694,142

Net Assets	$5,793,766	$563,133,486	$29,372,846

Net Assets Consist of
Paid-in capital	$8,826,051	$527,766,411	$29,341,930
Undistributed net investment income (loss)	(121,580)	2,792,739	(159,178)
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(2,715,591)	(2,303,307)	(1,131,593)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(195,114)	34,877,643	1,321,687

Net Assets	$5,793,766	$563,133,486	$29,372,846

Number of Common Shares outstanding	400,800	20,250,800	1,350,800

Net Assets Value	$14.46	$27.81	$21.74

Investments in non-affiliated securities at cost	$5,959,206	$525,996,585	$27,358,937

Investments in affiliated securities at cost	$—	$1,930,844	$—

Foreign currency at cost	$7,514	$191,115	$22,280

See Notes to Financial Statements.	98

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2014

	db X-trackers MSCI Germany Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund	db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
Assets
Investments in non-affiliated securities at fair value	$43,286,345	$436,084,203	$6,598,514
Investment in affiliated securities at fair value (See Note 5)	1,459,644	—	—
Cash	213,200	2,199,088	—
Foreign currency at value	1,149	52,843	14,879
Deposit with broker for futures contracts	6,243	97,878	—
Unrealized appreciation on forward foreign currency contracts	765,885	276,395	7,573
Receivable for variation margin on futures contracts	23,088	—	—
Receivables:
Investment securities sold	142,185	5,699,029	92,619
Foreign tax reclaim	109,883	263,941	—
Dividends	68,456	3,711,664	27,177
Capital shares	—	—	—

Total Assets	$46,076,078	$448,385,041	$6,740,762

Liabilities
Unrealized depreciation on forward foreign currency contracts	$46,378	$1,703,121	$46,610
Variation margin on futures contracts	—	33,065	—
Payables:
Investment securities purchased	918,073	5,329,630	74,085
Investment advisory fees	16,624	164,725	3,334
Due to custodian	—	—	436

Total Liabilities	981,075	7,230,541	124,465

Net Assets	$45,095,003	$441,154,500	$6,616,297

Net Assets Consist of
Paid-in capital	$42,165,815	$449,105,878	$6,268,352
Undistributed net investment income (loss)	(41,236)	8,012,581	29,596
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(542,291)	(5,176,622)	(37,888)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	3,512,715	(10,787,337)	356,237

Net Assets	$45,095,003	$441,154,500	$6,616,297

Number of Common Shares outstanding	1,700,800	12,450,800	250,001

Net Assets Value	$26.51	$35.43	$26.47

Investments in non-affiliated securities at cost	$40,242,167	$445,425,573	$6,203,261

Investments in affiliated securities at cost	$1,732,240	$—	$—

Foreign currency at cost	$1,149	$52,856	$14,775

See Notes to Financial Statements.	99

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2014

	db X-trackers MSCI Europe Hedged Equity Fund	db X-trackers MSCI United Kingdom Hedged Equity Fund	db X-trackers MSCI All World ex US Hedged Equity Fund
Assets
Investments in non-affiliated securities at fair value	$161,450,843	$5,253,668	$5,067,684
Investment in affiliated securities at fair value (See Note 5)	728,748	—	11,180
Cash	1,571,438	9,646	—
Foreign currency at value	—	6,489	10,879
Unrealized appreciation on forward foreign currency contracts	1,415,096	40,979	40,268
Receivables:
Capital shares	14,798,170	—	—
Dividends	226,885	28,062	18,287
Investment securities sold	151,759	11,730	25,614
Foreign tax reclaim	83,312	—	1,877

Total Assets	$180,426,251	$5,350,574	$5,175,789

Liabilities
Unrealized depreciation on forward foreign currency contracts	$211,790	$3,754	$23,178
Payables:
Due to custodian	—	—	1,386
Due to foreign custodian	22,915	—	—
Investment advisory fees	33,653	2,020	1,719
Investment securities purchased	16,426,960	39,586	27,949
Capital shares	15	—	—

Total Liabilities	16,695,333	45,360	54,232

Net Assets	$163,730,918	$5,305,214	$5,121,557

Net Assets Consist of
Paid-in capital	$159,677,733	$5,025,321	$5,009,449
Undistributed net investment income (loss)	652,157	(37,225)	(14,814)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(67,746)	(7,699)	(5,275)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	3,468,774	324,817	132,197

Net Assets	$163,730,918	$5,305,214	$5,121,557

Number of Common Shares outstanding	5,900,001	200,001	200,001

Net Assets Value	$27.75	$26.53	$25.61

Investments in non-affiliated securities at cost	$159,133,717	$4,965,941	$4,949,714

Investments in affiliated securities at cost	$779,087	$—	$13,999

Foreign currency at cost	$(23,095)	$6,483	$10,868

See Notes to Financial Statements.	100

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2014

	db X-trackers MSCI South Korea Hedged Equity Fund	db X-trackers MSCI Mexico Hedged Equity Fund
Assets
Investments in non-affiliated securities at fair value	$5,030,847	$4,864,604
Cash	1,019	6,143
Foreign currency at value	—	1,058
Unrealized appreciation on forward foreign currency contracts	3,210	3,157
Receivables:
Investment securities sold	105,993	132,691
Capital shares	—	—

Total Assets	$5,141,069	$5,007,653

Liabilities
Unrealized depreciation on forward foreign currency contracts	$74,020	$101,617
Payables:
Investment securities purchased	49,249	46,229
Investment advisory fees	2,463	2,080

Total Liabilities	125,732	149,926

Net Assets	$5,015,337	$4,857,727

Net Assets Consist of
Paid-in capital	$5,045,847	$5,003,920
Undistributed net investment income (loss)	(209,158)	(98,801)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(25,003)	(14,037)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	203,651	(33,355)

Net Assets	$5,015,337	$4,857,727

Number of Common Shares outstanding	200,001	200,001

Net Assets Value	$25.08	$24.29

Investments in non-affiliated securities at cost	$4,756,386	$4,799,499

Foreign currency at cost	$—	$1,058

See Notes to Financial Statements.	101

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2014

	db X-trackers MSCI Brazil Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
Investment Income
Unaffiliated dividend income*	$166,228	$12,505,867	$501,724
Affiliated dividend income**	—	36,220	—

Total Investment Income	166,228	12,542,087	501,724

Expenses
Trustees fees	1,247	15,766	2,169
Advisory fees	28,222	908,847	132,723

Total Expenses	29,469	924,613	134,892
Less fees waived and expenses reimbursed (See Note 3):
Waiver	(1,247)	(15,766)	(2,169)

Net Expenses	28,222	908,847	132,723

Net Investment Income	138,006	11,633,240	369,001

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,053,584)	(1,191,767)	(503,102)
Futures contracts	—	177,675	(5,675)
Foreign currency transactions	606,402	(8,911,924)	(290,679)

Net realized gain (loss)	(1,447,182)	(9,926,016)	(799,456)
Net change in unrealized appreciation (depreciation) on:
Investments	901,034	29,199,557	1,869,066
Futures contracts	—	109,460	20,125
Foreign currency translations	(443,451)	3,962,265	(521,905)

Net change in unrealized appreciation (depreciation)	457,583	33,271,282	1,367,286

Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(989,599)	23,345,266	567,830

Net Increase (Decrease) in Net Assets Resulting from Operations	$(851,593)	$34,978,506	$936,831

* Unaffiliated foreign tax withheld	$18,031	$964,981	$66,422
** Affiliated foreign tax withheld	$—	$6,392	$—

See Notes to Financial Statements.	102

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2014

	db X-trackers MSCI Germany Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund	db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund(1)
Investment Income
Unaffiliated dividend income*	$929,812	$5,779,657	$116,058
Affiliated dividend income**	30,879	—	—

Total Investment Income	960,691	5,779,657	116,058

Expenses
Trustees fees	1,041	19,744	—
Advisory fees	97,421	1,352,302	23,772

Total Expenses	98,462	1,372,046	23,772
Less fees waived and expenses reimbursed (See Note 3):
Waiver	(1,041)	(19,744)	—

Net Expenses	97,421	1,352,302	23,772

Net Investment Income	863,270	4,427,355	92,286

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(28,688)	(3,713,979)	(23,477)
In-kind redemptions	—	2,657,201	—
Futures contracts	28,014	129,885	—
Foreign currency transactions	(793,996)	3,371,668	(88,846)

Net realized gain (loss)	(794,670)	2,444,775	(112,323)
Net change in unrealized appreciation (depreciation) on:
Investments	2,773,763	(5,456,768)	395,253
Futures contracts	23,039	12,100	—
Foreign currency translations	592,378	(2,678,283)	(39,016)

Net change in unrealized appreciation (depreciation)	3,389,180	(8,122,951)	356,237

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,594,510	(5,678,176)	243,914

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,457,780	$(1,250,821)	$336,200

* Unaffiliated foreign tax withheld	$142,733	$601,418	$4,322
** Affiliated foreign tax withheld	$5,449	$—	$—

(1)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.

See Notes to Financial Statements.	103

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2014

	db X-trackers MSCI Europe Hedged Equity Fund(1)	db X-trackers MSCI United Kingdom Hedged Equity Fund(1)	db X-trackers MSCI All World ex US Hedged Equity Fund(2)
Investment Income
Unaffiliated dividend income*	$1,331,930	$278,676	$97,505
Affiliated dividend income**	11,274	—	208

Total Investment Income	1,343,204	278,676	97,713

Expenses
Advisory fees	77,946	15,380	7,003

Total Expenses	77,946	15,380	7,003

Net Investment Income	1,265,258	263,296	90,710

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(25,394)	(1,129)	1,964
Foreign currency transactions	(582,820)	(223,328)	(112,763)

Net realized gain (loss)	(608,214)	(224,457)	(110,799)
Net change in unrealized appreciation (depreciation) on:
Investments	2,266,787	287,727	115,151
Foreign currency translations	1,201,987	37,090	17,046

Net change in unrealized appreciation (depreciation)	3,468,774	324,817	132,197

Net realized and unrealized gain on investments and foreign currency transactions	2,860,560	100,360	21,398

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,125,818	$363,656	$112,108

* Unaffiliated foreign tax withheld	$128,485	$2,332	$10,754
** Affiliated foreign tax withheld	1,989	—	74

(1)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(2)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.

See Notes to Financial Statements.	104

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2014

	db X-trackers MSCI South Korea Hedged Equity Fund(1)	db X-trackers MSCI Mexico Hedged Equity Fund(1)
Investment Income
Unaffiliated dividend income*	$5,651	$21,746

Total Investment Income	5,651	21,746

Expenses
Advisory fees	10,164	8,456

Total Expenses	10,164	8,456

Net Investment Income (Loss)	(4,513)	13,290

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,117	(11,746)
Foreign currency transactions	(244,916)	(114,382)

Net realized gain (loss)	(231,799)	(126,128)
Net change in unrealized appreciation (depreciation) on:
Investments	274,461	65,105
Foreign currency translations	(70,810)	(98,460)

Net change in unrealized appreciation (depreciation)	203,651	(33,355)

Net realized and unrealized loss on investments and foreign currency transactions	(28,148)	(159,483)

Net Decrease in Net Assets Resulting from Operations	$(32,661)	$(146,193)

* Unaffiliated foreign tax withheld	$—	$480

(1)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.

See Notes to Financial Statements.	105

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers MSCI Brazil Hedged Equity Fund		db X-trackers MSCI EAFE Hedged Equity Fund
	Year Ended May 31,		Year Ended May 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$138,006	$112,174	$11,633,240	$694,266
Net realized gain (loss) on investments, futures and foreign currency related transactions	(1,447,182)	(341,007)	(9,926,016)	476,762
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	457,583	197,398	33,271,282	2,837,378

Net increase (decrease) in net assets resulting from operations	(851,593)	(31,435)	34,978,506	4,008,406

Distributions to Shareholders from
Net investment income	(913,085)	(108,682)	(1,788,671)	(732,399)
Net realized gains on investments, futures and foreign currency transactions	—	(262,278)	—	(1,444,717)
Return of capital	(10,791)	—	—	—

Total distributions	(923,876)	(370,960)	(1,788,671)	(2,177,116)

Fund Shares Transactions
Proceeds from shares sold	3,145,520	3,964,756	454,643,464	64,794,798
Value of shares redeemed	(3,303,982)	—	—	(22,304,918)

Net increase (decrease) in net assets resulting from fund share transactions	(158,462)	3,964,756	454,643,464	42,489,880

Total Increase (Decrease) in Net Assets	(1,933,931)	3,562,361	487,833,299	44,321,170

Net Assets
Beginning of year	7,727,697	4,165,336	75,300,187	30,979,017

End of year	$5,793,766	$7,727,697	$563,133,486	$75,300,187

Undistributed net investment income (loss)	$(121,580)	$46,988	$2,792,739	$1,072,603

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	200,800	3,000,800	1,400,800
Shares sold	200,000	200,000	17,250,000	2,600,000
Shares redeemed	(200,000)	—	—	(1,000,000)

Shares outstanding, end of year	400,800	400,800	20,250,800	3,000,800

See Notes to Financial Statements.	106

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Emerging Markets Hedged Equity Fund		db X-trackers MSCI Germany Hedged Equity Fund
	Year Ended May 31,		Year Ended May 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$369,001	$85,945	$863,270	$88,066
Net realized loss on investments, futures and foreign currency related transactions	(799,456)	(403,339)	(794,670)	(295,954)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,367,286	603,439	3,389,180	714,583

Net increase in net assets resulting from operations	936,831	286,045	3,457,780	506,695

Distributions to Shareholders from
Net investment income	(283,194)	(80,337)	(170,600)	(89,599)
Net realized gains on investments, futures and foreign currency transactions	—	(50,049)	—	(85,500)

Total distributions	(283,194)	(130,386)	(170,600)	(175,099)

Fund Shares Transactions
Proceeds from shares sold	19,919,058	4,383,685	37,145,009	—
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	19,919,058	4,383,685	37,145,009	—

Total Increase in Net Assets	20,572,695	4,539,344	40,432,189	331,596

Net Assets
Beginning of year	8,800,151	4,260,807	4,662,814	4,331,218

End of year	$29,372,846	$8,800,151	$45,095,003	$4,662,814

Undistributed net investment income (loss)	$(159,178)	$21,001	$(41,236)	$60,090

Changes in Shares Outstanding
Shares outstanding, beginning of year	400,800	200,800	200,800	200,800
Shares sold	950,000	200,000	1,500,000	—
Shares redeemed	—	—	—	—

Shares outstanding, end of year	1,350,800	400,800	1,700,800	200,800

See Notes to Financial Statements.	107

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Japan Hedged Equity Fund		db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
	Year Ended May 31,		For the Period October 1, 2013(1) to May 31, 2014
	2014	2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,427,355	$189,553	$92,286
Net realized gain (loss) on investments, futures and foreign currency related transactions	2,444,775	2,122,230	(112,323)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(8,122,951)	(2,048,183)	356,237

Net increase (decrease) in net assets resulting from operations	(1,250,821)	263,600	336,200

Distributions to Shareholders from
Net investment income	(2,980,876)	(81,785)	(2,908)
Net realized gains on investments, futures and foreign currency transactions	—	—	—

Total distributions to shareholders	(2,980,876)	(81,785)	(2,908)

Fund Shares Transactions
Proceeds from shares sold	362,208,513	111,329,490	6,283,005
Value of shares redeemed	(25,894,201)	(6,815,161)	—

Net increase in net assets resulting from fund share transactions	336,314,312	104,514,329	6,283,005

Total Increase in Net Assets	332,082,615	104,696,144	6,616,297

Net Assets
Beginning of period	109,071,885	4,375,741	—

End of period	$441,154,500	$109,071,885	$6,616,297

Undistributed net investment income (loss)	$8,012,581	$986,656	$29,596

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,200,800	200,800	1
Shares sold	10,000,000	3,200,000	250,000
Shares redeemed	(750,000)	(200,000)	—

Shares outstanding, end of period	12,450,800	3,200,800	250,001

(1)	Commencement of operations.

See Notes to Financial Statements.	108

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Europe Hedged Equity Fund	db X-trackers MSCI United Kingdom Hedged Equity Fund
	For the Period October 1, 2013(1) to May 31, 2014	For the Period October 1, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,265,258	$263,296
Net realized loss on investments, futures and foreign currency related transactions	(608,214)	(224,457)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	3,468,774	324,817

Net increase in net assets resulting from operations	4,125,818	363,656

Distributions to Shareholders from
Net investment income	(72,633)	(84,384)

Fund Shares Transactions
Proceeds from shares sold	159,677,733	5,025,942
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	159,677,733	5,025,942

Total Increase in Net Assets	163,730,918	5,305,214

Net Assets
Beginning of period	—	—

End of period	$163,730,918	$5,305,214

Undistributed net investment income (loss)	$652,157	$(37,225)

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	5,900,000	200,000
Shares redeemed	—	—

Shares outstanding, end of period	5,900,001	200,001

(1)	Commencement of operations.

See Notes to Financial Statements.	109

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI All World ex US Hedged Equity Fund	db X-trackers MSCI South Korea Hedged Equity Fund
	For the Period January 23, 2014(1) to May 31, 2014	For the Period January 23, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$90,710	$(4,513)
Net realized loss on investments, futures and foreign currency related transactions	(110,799)	(231,799)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	132,197	203,651

Net increase (decrease) in net assets resulting from operations	112,108	(32,661)

Fund Shares Transactions
Proceeds from shares sold	5,009,449	5,047,998
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	5,009,449	5,047,998

Total Increase in Net Assets	5,121,557	5,015,337

Net Assets
Beginning of period	—	—

End of period	$5,121,557	$5,015,337

Undistributed net investment income (loss)	$(14,814)	$(209,158)

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	200,000	200,000
Shares redeemed	—	—

Shares outstanding, end of period	200,001	200,001

(1)	Commencement of operations.

See Notes to Financial Statements.	110

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

db X-trackers MSCI Mexico Hedged Equity Fund
For the Period January 23, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,290
Net realized (loss) on investments and foreign currency related transactions	(126,128)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(33,355)

Net decrease in net assets resulting from operations	(146,193)

Fund Shares Transactions:
Proceeds from shares sold	5,003,920
Value of shares redeemed	—

Net increase in net assets resulting from fund share transactions	5,003,920

Total Increase in Net Assets	4,857,727

Net Assets
Beginning of period	—

End of period	$4,857,727

Undistributed net investment income (loss)	$(98,801)

Changes in Shares Outstanding
Shares outstanding, beginning of period	1
Shares sold	200,000
Shares redeemed	—

Shares outstanding, end of period	200,001

(1)	Commencement of operations.

See Notes to Financial Statements.	111

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

db X-trackers MSCI Brazil Hedged Equity Fund	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$19.28		$20.74		$25.00

Income from Investment Operations:
Net investment income**	0.47		0.54		0.64
Net realized and unrealized loss on investment and foreign currency transactions	(2.30)		(0.15)		(4.18)

Net increase (decrease) in net asset value from operations	(1.83)		0.39		(3.54)

Distributions paid to shareholders from:
Net investment income	(2.95)		(0.54)		(0.29)
Net realized capital gains	—		(1.31)		(0.43)
Return of capital	(0.04)		—		—

Total distributions	(2.99)		(1.85)		(0.72)

Net Asset Value, end of period	$14.46		$19.28		$20.74

Total Return***	(9.83	)%†††	1.43	%†††	(14.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,794		$7,728		$4,165
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.60%		0.68%		1.13%†
Expenses, prior to fee waiver and expense reimbursements	0.63%		0.92%		—
Net investment income	2.93%		2.66%		2.89%†
Portfolio turnover rate	89%		25%		34%††

db X-trackers MSCI EAFE Hedged Equity Fund	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$25.09		$22.12		$25.00

Income from Investment Operations:
Net investment income**	1.18		0.79		0.70
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.95		6.26		(3.48)

Net increase (decrease) in net asset value from operations	3.13		7.05		(2.78)

Distributions paid to shareholders from:
Net investment income	(0.41)		(1.68)		(0.10)
Net realized capital gains	—		(2.40)		—

Total distributions	(0.41)		(4.08)		(0.10)

Net Asset Value, end of period	$27.81		$25.09		$22.12

Total Return***	12.74	%†††	35.60	%†††	(11.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$563,133		$75,300		$30,979
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.35%		0.48%		0.57%†
Expenses, prior to fee waiver and expense reimbursements	0.36%		0.64%		—
Net investment income	4.48%		3.35%		3.04%†
Portfolio turnover rate	10%		14%		14%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	112

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Emerging Markets Hedged Equity Fund	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.96		$21.22		$25.00

Income from Investment Operations:
Net investment income**	0.38		0.38		0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.17	)(a)	1.01		(3.34)

Net increase (decrease) in net asset value from operations	0.21		1.39		(3.13)

Distributions paid to shareholders from:
Net investment income	(0.43)		(0.40)		(0.06)
Net realized capital gains	—		(0.25)		(0.59)

Total distributions	(0.43)		(0.65)		(0.65)

Net Asset Value, end of period	$21.74		$21.96		$21.22

Total Return***	1.17	%†††	6.54	%†††	(12.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,373		$8,800		$4,261
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65%		0.72%		1.19%†
Expenses, prior to fee waiver and expense reimbursements	0.66%		0.94%		—
Net investment income	1.81%		1.72%		0.97%†
Portfolio turnover rate	16%		15%		19%††

db X-trackers MSCI Germany Hedged Equity Fund	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$23.22		$21.57		$25.00

Income from Investment Operations:
Net investment income**	1.03		0.44		0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.11		2.08		(3.30)

Net increase (decrease) in net asset value from operations	4.14		2.52		(3.03)

Distributions paid to shareholders from:
Net investment income	(0.85)		(0.44)		(0.12)
Net realized capital gains	—		(0.43)		(0.28)

Total distributions	(0.85)		(0.87)		(0.40)

Net Asset Value, end of period	$26.51		$23.22		$21.57

Total Return***	18.70	%†††	11.86	%†††	(12.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,095		$4,663		$4,331
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.47%		0.58%		1.04%†
Expenses, prior to fee waiver and expense reimbursements	0.47%		0.82%		—
Net investment income	4.15%		1.93%		1.20%†
Portfolio turnover rate	12%		108%		17%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	113

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Japan Hedged Equity Fund	Year Ended May 31, 2014		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$34.08		$21.79		$25.00

Income from Investment Operations:
Net investment income**	0.55		0.39		0.27
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	1.51	(a)	12.31		(3.31)

Net increase (decrease) in net asset value from operations	2.06		12.70		(3.04)

Distributions paid to shareholders from:
Net investment income	(0.71)		(0.41)		(0.17)
Net realized capital gains	—		—		—

Total distributions	(0.71)		(0.41)		(0.17)

Net Asset Value, end of period	$35.43		$34.08		$21.79

Total Return***	6.21	%†††	59.04	%†††	(12.16)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$441,155		$109,072		$4,376
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.48%		0.52%		1.03%†
Expenses, prior to fee waiver and expense reimbursements	0.48%		0.66%		—
Net investment income	1.56%		1.27%		1.15%†
Portfolio turnover rate	13%		12%		16%††

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.40
Net realized and unrealized gain on investments and foreign currency transactions	1.08

Net increase (decrease) in net asset value from operations	1.48

Distributions paid to shareholders from:
Net investment income	(0.01)

Net Asset Value, end of period	$26.47

Total Return***	5.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,616
Ratios to average net assets:
Expenses	0.60	%†
Net investment income	2.33	%†
Portfolio turnover rate	20	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	114

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Europe Hedged Equity Fund	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	1.27
Net realized and unrealized gain on investment and foreign currency transactions	1.72

Net increase in net asset value from operations	2.99

Distributions paid to shareholders from:
Net investment income	(0.24)

Net Asset Value, end of period	$27.75

Total Return***	12.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163,731
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	7.30	%†
Portfolio turnover rate	4	%††

db X-trackers MSCI United Kingdom Hedged Equity Fund	For the Period October 1, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	1.32
Net realized and unrealized gain on investment and foreign currency transactions	0.63

Net increase in net asset value from operations	1.95

Distributions paid to shareholders from:
Net investment income	(0.42)

Net Asset Value, end of period	$26.53

Total Return***	7.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,305
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	7.70	%†
Portfolio turnover rate	11	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	115

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI All World ex US Hedged Equity Fund	For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.45
Net realized and unrealized gain on investment and foreign currency transactions	0.16

Net increase in net asset value from operations	0.61

Net Asset Value, end of period	$25.61

Total Return***	2.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,122
Ratios to average net assets:
Expenses	0.40	%†
Net investment income	5.18	%†
Portfolio turnover rate	3	%††

db X-trackers MSCI South Korea Hedged Equity Fund	For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment loss**	(0.02)
Net realized and unrealized gain on investment and foreign currency transactions	0.10	(a)

Net increase in net asset value from operations	0.08

Net Asset Value, end of period	$25.08

Total Return***	0.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,015
Ratios to average net assets:
Expenses	0.58	%†
Net investment loss	(0.26	)%†
Portfolio turnover rate	8	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.	116

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Mexico Hedged Equity Fund	For the Period January 23, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.07
Net realized and unrealized loss on investment and foreign currency transactions	(0.78)

Net decrease in net asset value from operations	(0.71)

Net Asset Value, end of period	$24.29

Total Return***	(2.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,858
Ratios to average net assets:
Expenses	0.50	%†
Net investment income	0.79	%†
Portfolio turnover rate	7	%††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	117

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2014, the Trust consists of seventeen non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

db X-trackers MSCI Brazil Hedged Equity Fund
db X-trackers MSCI EAFE Hedged Equity Fund
db X-trackers MSCI Emerging Markets Hedged Equity Fund
db X-trackers MSCI Germany Hedged Equity Fund
db X-trackers MSCI Japan Hedged Equity Fund
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
db X-trackers MSCI Europe Hedged Equity Fund
db X-trackers MSCI United Kingdom Hedged Equity Fund
db X-trackers MSCI All World ex US Hedged Equity Fund
db X-trackers MSCI South Korea Hedged Equity Fund
db X-trackers MSCI Mexico Hedged Equity Fund

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
db X-trackers MSCI Brazil Hedged Equity Fund	MSCI Brazil US Dollar Hedged Index
db X-trackers MSCI EAFE Hedged Equity Fund	MSCI EAFE US Dollar Hedged Index
db X-trackers MSCI Emerging Markets Hedged Equity Fund	MSCI EM US Dollar Hedged Index
db X-trackers MSCI Germany Hedged Equity Fund	MSCI Germany US Dollar Hedged Index
db X-trackers MSCI Japan Hedged Equity Fund	MSCI Japan US Dollar Hedged Index
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	MSCI Asia Pacific ex Japan US Dollar Hedged Index
db X-trackers MSCI Europe Hedged Equity Fund	MSCI Europe US Dollar Hedged Index
db X-trackers MSCI United Kingdom Hedged Equity Fund	MSCI United Kingdom US Dollar Hedged Index
db X-trackers MSCI All World ex US Hedged Equity Fund	MSCI ACWI ex USA US Dollar Hedged Index
db X-trackers MSCI South Korea Hedged Equity Fund	MSCI Korea 25/50 US Dollar Hedged Index
db X-trackers MSCI Mexico Hedged Equity Fund	MSCI Mexico IMI 25/50 US Dollar Hedged Index

MSCI, Inc. (“MSCI”) is the creator of each MSCI Hedged Underlying Index. Each MSCI Hedged Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

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Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

The funds invest in securities of non-U.S. issuers that trade in non-U.S. Markets, this involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type

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of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2014 (see the Schedule of Investments for security categories). For the year ended May 31, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 5/31/2014
db X-trackers MSCI Brazil Hedged Equity Fund
Investments in Securities*
Common Stocks	$3,400,016	$—	$—	$3,400,016
Preferred Stocks	2,389,098	—	—	2,389,098
Rights	2	—	—	2
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	10,990	—	10,990
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(35,934)	—	(35,934)

Total Investments	$5,789,116	$(24,944)	$—	$5,764,172

db X-trackers MSCI EAFE Hedged Equity Fund
Investments in Securities*
Common Stocks	$554,863,635	$—	$—	$554,863,635
Preferred Stocks	3,168,659	—	—	3,168,659
Rights	6,011	—	—	6,011
Warrants	5,979	—	—	5,979
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	5,822,876	—	5,822,876
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,134,275)	—	(1,134,275)
Futures Contracts	81,000	—	—	81,000

Total Investments	$558,125,284	$4,688,601	$—	$562,813,885

db X-trackers MSCI Emerging Markets Hedged Equity Fund
Investments in Securities*
Common Stocks	$27,185,596	$—	$—	$27,185,596
Preferred Stocks	1,730,857	—	—	1,730,857
Rights	2,118	—	—	2,118
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	46,831	—	46,831
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(300,740)	—	(300,740)
Futures Contracts	15,820	—	—	15,820

Total Investments	$28,934,391	$(253,909)	$—	$28,680,482

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	Level 1	Level 2	Level 3	Fair Value at 5/31/2014
db X-trackers MSCI Germany Hedged Equity Fund
Investments in Securities*
Common Stocks	$41,778,122	$—	$—	$41,778,122
Preferred Stocks	2,967,867	—	—	2,967,867
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	765,885	—	765,885
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(46,378)	—	(46,378)
Futures Contracts	23,088	—	—	23,088

Total Investments	$44,769,077	$719,507	$—	$45,488,584

db X-trackers MSCI Japan Hedged Equity Fund
Investments in Securities*
Common Stocks	$436,084,203	$—	$—	$436,084,203
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	276,395	—	276,395
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,703,121)	—	(1,703,121)
Futures Contracts	(33,065)	—	—	(33,065)

Total Investments	$436,051,138	$(1,426,726)	$—	$434,624,412

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
Investments in Securities*
Common Stocks	$6,580,782	$—	$—	$6,580,782
Preferred Stocks	17,361	—	—	17,361
Rights	115	—	—	115
Warrants	256	—	—	256
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,573	—	7,573
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(46,610)	—	(46,610)

Total Investments	$6,598,514	$(39,037)	$—	$6,559,477

db X-trackers MSCI Europe Hedged Equity Fund
Investments in Securities*
Common Stocks	$160,685,228	$—	$—	$160,685,228
Preferred Stocks	1,485,108	—	—	1,485,108
Rights	9,255	—	—	9,255
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,415,096	—	1,415,096
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(211,790)	—	(211,790)

Total Investments	$162,179,591	$1,203,306	$—	$163,382,897

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	Level 1	Level 2	Level 3	Fair Value at 5/31/2014
db X-trackers MSCI United Kingdom Hedged Equity Fund
Investments in Securities*
Common Stocks	$5,252,895	$—	$—	$5,252,895
Preferred Stocks	773	—	—	773
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	40,979	—	40,979
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,754)	—	(3,754)

Total Investments	$5,253,668	$37,225	$—	$5,290,893

db X-trackers MSCI All World ex US Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,991,769	$—	$—	$4,991,769
Preferred Stocks	86,684	—	—	86,684
Rights	309	—	—	309
Warrants	102	—	—	102
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	40,268	—	40,268
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(23,178)	—	(23,178)

Total Investments	$5,078,864	$17,090	$—	$5,095,954

db X-trackers MSCI South Korea Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,895,714	$—	$—	$4,895,714
Preferred Stocks	134,676	—	—	134,676
Rights	457	—	—	457
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,210	—	3,210
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(74,020)	—	(74,020)

Total Investments	$5,030,847	$(70,810)	$—	$4,960,037

db X-trackers MSCI Mexico Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,864,604	$—	$—	$4,864,604
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,157	—	3,157
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(101,617)	—	(101,617)

Total Investments	$4,864,604	$(98,460)	$—	$4,766,144

*	See Schedule of Investments for Industry or Country Classification.

Cash    Cash consists of cash held at banks and are on deposits with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated

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on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the year ended May 31, 2014, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Derivatives

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

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The db X-trackers MSCI EAFE Hedged Equity Fund, db X-trackers MSCI Emerging Markets Hedged Equity Fund, db X-trackers Asia Pacific ex Japan Fund, db X-trackers Europe Fund, and db X-trackers MSCI All World ex US Hedged Equity Fund invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the db X-trackers MSCI Brazil Hedged Equity Fund, db X-trackers MSCI Germany Hedged Equity Fund, db X-trackers MSCI Japan Hedged Equity Fund, db X-trackers MSCI South Korea Hedged Equity Fund db X-trackers United Kingdom Fund, and db X-trackers MSCI Mexico Hedged Equity Fund each invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Euro, the Japanese yen, the South Korean won, the British Pound Sterling and the Mexican peso respectively.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency exchange contracts as of May 31, 2014 is included in a table following the Funds’ Schedule of Investments. The investment in forward foreign currency exchange contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2014.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts in seeking performance that corresponds to its Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Open futures contracts are valued using the closing price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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A summary of the open futures contracts as of May 31, 2014 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db X-trackers MSCI Brazil Hedged Equity Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$10,990	Unrealized depreciation on forward foreign currency contracts	$35,934

Total		$10,990	Total	$35,934

db X-trackers MSCI EAFE Hedged Equity Fund

Equity contracts	Unrealized appreciation on futures contracts(a)	$81,000	Unrealized depreciation on futures contracts(a)	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,822,876	Unrealized depreciation on forward foreign currency contracts	1,134,275

Total		$5,903,876	Total	$1,134,275

db X-trackers MSCI Emerging Markets Hedged Equity Fund

Equity contracts	Unrealized appreciation on futures contracts(a)	$15,820	Unrealized depreciation on futures contracts(a)	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	46,831	Unrealized depreciation on forward foreign currency contracts	300,740

Total		$62,651	Total	$300,740

db X-trackers MSCI Germany Hedged Equity Fund

Equity contracts	Unrealized appreciation on futures contracts(a)	$23,088	Unrealized depreciation on futures contracts(a)	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	765,885	Unrealized depreciation on forward foreign currency contracts	46,378

Total		$788,973	Total	$46,378

db X-trackers MSCI Japan Hedged Equity Fund

Equity contracts	Unrealized appreciation on futures contracts(a)	$—	Unrealized depreciation on futures contracts(a)	$33,065
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	276,395	Unrealized depreciation on forward foreign currency contracts	1,703,121

Total		$276,395	Total	$1,736,186

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$7,573	Unrealized depreciation on forward foreign currency contracts	$46,610

Total		$7,573	Total	$46,610

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	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db X-trackers MSCI Europe Hedged Equity Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts(a)	$1,415,096	Unrealized depreciation on forward foreign currency contracts(a)	$211,790

Total		$1,415,096	Total	$211,790

db X-trackers MSCI United Kingdom Hedged Equity Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts(a)	$40,979	Unrealized depreciation on forward foreign currency contracts(a)	$3,754

Total		$40,979	Total	$3,754

db X-trackers All World Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$40,268	Unrealized depreciation on forward foreign currency contracts	$23,178

Total		$40,268	Total	$23,178

db X-trackers South Korea Hedged Equity Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,210	Unrealized depreciation on forward foreign currency contracts	$74,020

Total		$3,210	Total	$74,020

db X-trackers Mexico Hedged Equity Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,157	Unrealized depreciation on forward foreign currency contracts	$101,617

Total		$3,157	Total	$101,617

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db X-trackers MSCI Brazil Hedged Equity Fund	$—	$435,630	$435,630
db X-trackers MSCI EAFE Hedged Equity Fund	177,675	(9,107,764)	(8,930,089)
db X-trackers MSCI Emerging Markets Hedged Equity Fund	(5,675)	(303,795)	(309,470)
db X-trackers MSCI Germany Hedged Equity Fund	28,014	(741,914)	(713,900)
db X-trackers MSCI Japan Hedged Equity Fund	129,885	3,417,055	3,546,940
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	—	(85,417)	(85,417)
db X-trackers MSCI Europe Hedged Equity Fund	—	(584,463)	(584,463)
db X-trackers MSCI United Kingdom Hedged Equity Fund	—	(224,326)	(224,326)
db X-trackers MSCI All World ex US Hedged Equity Fund	—	(91,131)	(91,131)
db X-trackers MSCI South Korea Hedged Equity Fund	—	(250,811)	(250,811)
db X-trackers MSCI Mexico Hedged Equity Fund	—	(136,249)	(136,249)

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Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db X-trackers MSCI Brazil Hedged Equity Fund	$—	$(445,297)	$(445,297)
db X-trackers MSCI EAFE Hedged EquityFund	109,460	3,966,596	4,076,056
db X-trackers MSCI Emerging Markets Hedged Equity Fund	20,125	(522,533)	(502,408)
db X-trackers MSCI Germany Hedged Equity Fund	23,039	578,825	601,864
db X-trackers MSCI Japan Hedged Equity Fund	12,100	(2,706,014)	(2,693,914)
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	—	(39,037)	(39,037)
db X-trackers MSCI Europe Hedged Equity Fund	—	1,203,306	1,203,306
db X-trackers MSCI United Kingdom Hedged Equity Fund	—	37,225	37,225
db X-trackers MSCI All World ex US Hedged Equity Fund	—	17,090	17,090
db X-trackers MSCI South Korea Hedged Equity Fund	—	(70,810)	(70,810)
db X-trackers MSCI Mexico Hedged Equity Fund	—	(98,460)	(98,460)

For the year ended May 31, 2014 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
db X-trackers MSCI Brazil Hedged Equity Fund	$—	$4,764,539
db X-trackers MSCI EAFE Hedged Equity Fund	1,502,732	265,098,928
db X-trackers MSCI Emerging Markets Hedged Equity Fund	180,633	20,116,737
db X-trackers MSCI Germany Hedged Equity Fund	305,483	21,693,624
db X-trackers MSCI Japan Hedged Equity Fund	2,100,325	285,917,109
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	—	6,115,147
db X-trackers MSCI Europe Hedged Equity Fund	—	37,992,264
db X-trackers MSCI United Kingdom Hedged Equity Fund	—	5,171,226
db X-trackers MSCI All World ex US Hedged Equity Fund	—	3,108,576
db X-trackers MSCI South Korea Hedged Equity Fund	—	3,164,913
db X-trackers MSCI Mexico Hedged Equity Fund	—	4,829,918

As of May 31, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
db X-trackers MSCI Brazil Hedged Equity Fund
Barclays Bank PLC	$163	$(163)	$—	$15,930	$(163)	$15,767
JP Morgan & Chase Co.	4,741	(4,741)	—	17,918	(4,741)	13,177
The Bank of New York Mellon	6,086	(2,086)	4,000	2,086	(2,086)	—

	$10,990	$(6,990)	$4,000	$35,934	$(6,990)	$28,944

db X-trackers MSCI EAFE Hedged Equity Fund
Barclays Bank PLC	$2,887,388	$(542,382)	$2,345,006	$542,382	$(542,382)	$—
JP Morgan & Chase Co.	2,909,497	(542,272)	2,367,225	542,272	(542,272)	—
The Bank of New York Mellon	25,991	(25,991)	—	49,621	(25,991)	23,630

	$5,822,876	$(1,110,645)	$4,712,231	$1,134,275	$(1,110,645)	$23,630

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
db X-trackers MSCI Emerging Markets Hedged Equity Fund
Barclays Bank PLC	$29,291	$(29,291)	$—	$153,880	$(29,291)	$124,589
JP Morgan & Chase Co.	16,665	(16,665)	—	144,746	(16,665)	128,081
The Bank of New York Mellon	875	(875)	—	2,114	(875)	1,239

	$46,831	$(46,831)	$—	$300,740	$(46,831)	$253,909

db X-trackers MSCI Germany Hedged Equity Fund
Barclays Bank PLC	$382,117	$(22,264)	$359,853	$22,264	$(22,264)	$—
JP Morgan & Chase Co.	382,637	(22,265)	360,372	22,265	(22,265)	—
The Bank of New York Mellon	1,131	(1,131)	—	1,849	(1,131)	718

	$765,885	$(45,660)	$720,225	$46,378	$(45,660)	$718

db X-trackers MSCI Japan Hedged Equity Fund
Barclays Bank PLC	$113,202	$(113,202)	$—	$856,301	$(113,202)	$743,099
JP Morgan & Chase Co.	162,981	(162,981)	—	841,648	(162,981)	678,667
The Bank of New York Mellon	212	(212)	—	5,172	(212)	4,960

	$276,395	$(276,395)	$—	$1,703,121	$(276,395)	$1,426,726

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
Barclays Bank PLC	$3,998	$(3,998)	$—	$23,083	$(3,998)	$19,085
JP Morgan & Chase Co.	3,549	(3,549)	—	23,182	(3,549)	19,633
The Bank of New York Mellon	26	(26)	—	345	(26)	319

	$7,573	$(7,573)	$—	$46,610	$(7,573)	$39,037

db X-trackers MSCI Europe Hedged Equity Fund
Barclays Bank PLC	$719,911	$(100,904)	$619,007	$100,904	$(100,904)	$—
JP Morgan & Chase Co.	682,192	(100,243)	581,949	100,243	(100,243)	—
The Bank of New York Mellon	12,993	(10,643)	2,350	10,643	(10,643)	—

	$1,415,096	$(211,790)	$1,203,306	$211,790	$(211,790)	$—

db X-trackers MSCI United Kingdom Hedged Equity Fund
Barclays Bank PLC	$20,642	$(1,861)	$18,781	$1,861	$(1,861)	$—
JP Morgan & Chase Co.	20,317	(1,878)	18,439	1,878	(1,878)	—
The Bank of New York Mellon	20	(15)	5	15	(15)	—

	$40,979	$(3,754)	$37,225	$3,754	$(3,754)	$—

db X-trackers MSCI All World ex US Hedged Equity Fund
Barclays Bank PLC	$20,090	$(11,436)	$8,654	$11,436	$(11,436)	$—
JP Morgan & Chase Co.	20,031	(11,474)	8,557	11,474	(11,474)	—
The Bank of New York Mellon	147	(147)	—	268	(147)	121

	$40,268	$(23,057)	$17,211	$23,178	$(23,057)	$121

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
db X-trackers MSCI South Korea Hedged Equity Fund
Barclays Bank PLC	$2,177	$(2,177)	$—	$36,553	$(2,177)	$34,376
JP Morgan & Chase Co.	298	(298)	—	35,734	(298)	35,436
The Bank of New York Mellon	735	(735)	—	1,733	(735)	998

	$3,210	$(3,210)	$—	$74,020	$(3,210)	$70,810

db X-trackers MSCI Mexico Hedged Equity Fund
Barclays Bank PLC	$1,644	$(1,644)	$—	$51,431	$(1,644)	$49,787
JP Morgan & Chase Co.	1,473	(1,473)	—	50,079	(1,473)	48,606
The Bank of New York Mellon	40	(40)	—	107	(40)	67

	$3,157	$(3,157)	$—	$101,617	$(3,157)	$98,460

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to each Fund. TDAM is responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and TDAM from time to time.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Management Fee
db X-trackers MSCI Brazil Hedged Equity Fund	0.60%
db X-trackers MSCI EAFE Hedged Equity Fund	0.35%
db X-trackers MSCI Emerging Markets Hedged Equity Fund	0.65%
db X-trackers MSCI Germany Hedged Equity Fund	0.50%
db X-trackers MSCI Japan Hedged Equity Fund	0.50%
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	0.60%
db X-trackers MSCI Europe Hedged Equity Fund	0.45%
db X-trackers MSCI United Kingdom Hedged Equity Fund	0.45%
db X-trackers MSCI All World ex US Hedged Equity Fund	0.40%
db X-trackers MSCI South Korea Hedged Equity Fund	0.58%
db X-trackers MSCI Mexico Hedged Equity Fund	0.50%

Effective January 7, 2014, for its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Management Fee
db X-trackers MSCI Germany Hedged Equity Fund	0.45%
db X-trackers MSCI Japan Hedged Equity Fund	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services and effective October 1, 2013, expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, expenses of the Independent Trustees through September 30, 2013, and extraordinary expenses.

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For the period from June 1, 2013 through September 30, 2013, the Advisor contractually agreed to waive fees and/or reimburse expenses in order to limit net annual operating expenses to the following amounts of its average daily net assets, except for interest expense, brokerage expenses, distribution fees or expenses, litigation expenses and any other extraordinary expenses (the “Expense Cap”):

db X-trackers MSCI Brazil Hedged Equity Fund	0.60%
db X-trackers MSCI EAFE Hedged Equity Fund	0.35%
db X-trackers MSCI Emerging Markets Hedged Equity Fund	0.65%
db X-trackers MSCI Germany Hedged Equity Fund	0.50%
db X-trackers MSCI Japan Hedged Equity Fund	0.50%

The Advisor pays TDAM a fee based on a percentage of daily net assets for each of the Funds listed below:

Fund

db X-trackers MSCI Brazil Hedged Equity Fund

•	0.20% on the first $100 million in daily net assets
•	0.12% on the next $400 million in daily net assets
•	0.06% in excess of $500 million in daily net assets

db X-trackers MSCI EAFE Hedged Equity Fund

•	0.12% on the first $100 million in daily net assets
•	0.08% on the next $400 million in daily net assets
•	0.04% in excess of $500 million in daily net assets

db X-trackers MSCI Emerging Markets Hedged Equity Fund

•	0.20% on the first $100 million in daily net assets
•	0.15% on the next $400 million in daily net assets
•	0.06% in excess of $500 million in daily net assets

db X-trackers MSCI Germany Hedged Equity Fund

•	0.15% on the first $100 million in daily net assets
•	0.07% on the next $400 million in daily net assets
•	0.04% in excess of $500 million in daily net assets

db X-trackers MSCI Japan Hedged Equity Fund

•	0.15% on the first $100 million in daily net assets
•	0.07% on the next $400 million in daily net assets
•	0.04% in excess of $500 million in daily net assets

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

•	0.20% on the first $100 million in daily net assets
•	0.12% on the next $400 million in daily net assets
•	0.06% in excess of $500 million in daily net assets

db X-trackers MSCI Europe Hedged Equity Fund

•	0.15% on the first $100 million in daily net assets
•	0.07% on the next $400 million in daily net assets
•	0.04% in excess of $500 million in daily net assets

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Fund

db X-trackers MSCI United Kingdom Hedged Equity Fund

•	0.15% on the first $100 million in daily net assets
•	0.07% on the next $400 million in daily net assets
•	0.04% in excess of $500 million in daily net assets

db X-trackers MSCI All World ex US Hedged Equity Fund

•	0.15% on the first $100 million in daily net assets
•	0.08% on the next $400 million in daily net assets
•	0.04% in excess of $500 million in daily net assets

db X-trackers MSCI South Korea Hedged Equity Fund

•	0.20% on the first $100 million in daily net assets
•	0.12% on the next $400 million in daily net assets
•	0.06% in excess of $500 million in daily net assets

db X-trackers MSCI Mexico Hedged Equity Fund

•	0.20% on the first $100 million in daily net assets
•	0.12% on the next $400 million in daily net assets
•	0.06% in excess of $500 million in daily net assets

The total aggregate fees paid by the Advisor to TDAM will be at least $650,000 per year.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus a specified amount to the Audit Committee. Prior to October 1, 2013, Trustees’ fees and expenses were allocated among the Funds based on each Fund’s relative average daily net assets. Effective October 1, 2013, the Advisor pays the fees and expenses of the Independent Trustees for each Fund.

4. Federal Income Taxes

As of May 31, 2014, the components of accumulated earnings (losses) were as follows:

Fund	Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db X-trackers MSCI Brazil Hedged Equity Fund	$—	$—	$(2,451,589)	$(580,696)	$(3,032,285)
db X-trackers MSCI EAFE Hedged Equity Fund	7,359,037	—	(95,145)	28,103,183	35,367,075
db X-trackers MSCI Emerging Markets Hedged Equity Fund	—	—	(1,151,430)	1,182,346	30,916
db X-trackers MSCI Germany Hedged Equity Fund	678,271	—	(496,409)	2,747,326	2,929,188
db X-trackers MSCI Japan Hedged Equity Fund	6,585,855	—	(1,262,084)	(13,275,149)	(7,951,378)
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	—	—	(27,028)	374,973	347,945
db X-trackers MSCI Europe Hedged Equity Fund	1,842,992	—	—	2,210,193	4,053,185
db X-trackers MSCI United Kingdom Hedged Equity Fund	—	—	—	279,893	279,893
db X-trackers MSCI All World ex US Hedged Equity Fund	5,506	—	—	106,602	112,108
db X-trackers MSCI South Korea Hedged Equity Fund	—	—	(279,968)	249,458	(30,510)
db X-trackers MSCI Mexico Hedged Equity Fund	—	—	(204,009)	57,816	(146,193)

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The tax character of dividends and distributions declared for the years ended May 31, 2014 and May 31, 2013 were as follows:

	Year Ended May 31, 2014
Fund	Ordinary Income	Return of Capital
db X-trackers MSCI Brazil Hedged Equity Fund	$913,085	$10,791
db X-trackers MSCI EAFE Hedged Equity Fund	1,788,671	—
db X-trackers MSCI Emerging Markets Hedged Equity Fund	283,194	—
db X-trackers MSCI Germany Hedged Equity Fund	170,600	—
db X-trackers MSCI Japan Hedged Equity Fund	2,980,876	—
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	2,908	—
db X-trackers MSCI Europe Hedged Equity Fund	72,633	—
db X-trackers MSCI United Kingdom Hedged Equity Fund	84,384	—

	Year Ended May 31, 2013
Fund	Ordinary Income	Long-Term
db X-trackers MSCI Brazil Hedged Equity Fund	$116,270	$254,690
db X-trackers MSCI EAFE Hedged Equity Fund	1,123,541	1,053,575
db X-trackers MSCI Emerging Markets Hedged Equity Fund	80,337	50,049
db X-trackers MSCI Germany Hedged Equity Fund	89,599	85,500
db X-trackers MSCI Japan Hedged Equity Fund	81,785	—

At May 31, 2014, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Post-effective-no expiration short-term	Post-effective-no expiration long-term	Total Amount
db X-trackers MSCI Brazil Hedged Equity Fund	$847,129	$1,385,419	$2,232,548
db X-trackers MSCI EAFE Hedged Equity Fund	—	6,337	6,337
db X-trackers MSCI Emerging Markets Hedged Equity Fund	252,765	495,350	748,115
db X-trackers MSCI Germany Hedged Equity Fund	20,778	474,496	495,274
db X-trackers MSCI Japan Hedged Equity Fund	—	10,110	10,110

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses for an unlimited period.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended May 31, 2014, the Funds incurred and elected to defer net capital losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
db X-trackers MSCI Brazil Hedged Equity Fund	$146,525	$72,516
db X-trackers MSCI EAFE Hedged Equity Fund	—	88,808
db X-trackers MSCI Emerging Markets Hedged Equity Fund	358,257	45,058
db X-trackers MSCI Germany Hedged Equity Fund	—	1,135
db X-trackers MSCI Japan Hedged Equity Fund	—	1,251,974
db X-trackers MSCI Asia-Pacific Fund	—	27,028
db X-trackers MSCI South Korea Hedged Equity Fund	279,968	—
db X-trackers MSCI Mexico Hedged Equity Fund	197,261	6,748

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital,

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undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss), Passive Foreign Investment Companies (“PFICs”) and redemptions-in-kind. For the fiscal year ended May 31, 2014, the adjustments were as follows:

Fund	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db X-trackers MSCI Brazil Hedged Equity Fund	$606,511	$(606,511)	$—
db X-trackers MSCI EAFE Hedged Equity Fund	(8,124,433)	8,124,433	—
db X-trackers MSCI Emerging Markets Hedged Equity Fund	(265,986)	267,190	(1,204)
db X-trackers MSCI Germany Hedged Equity Fund	(793,996)	793,996	—
db X-trackers MSCI Japan Hedged Equity Fund	5,579,446	(7,959,994)	2,380,548
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	(59,782)	74,435	(14,653)
db X-trackers MSCI Europe Hedged Equity Fund	(540,468)	540,468	—
db X-trackers MSCI United Kingdom Hedged Equity Fund	(216,137)	216,758	(621)
db X-trackers MSCI All World ex US Hedged Equity Fund	(105,524)	105,524	—
db X-trackers MSCI South Korea Hedged Equity Fund	(204,645)	206,796	(2,151)
db X-trackers MSCI Mexico Hedged Equity Fund	(112,091)	112,091	—

As of May 31, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers MSCI Brazil Hedged Equity Fund	$6,369,733	$(580,617)	$210,494	$(791,111)
db X-trackers MSCI EAFE Hedged Equity Fund	530,054,591	27,989,693	35,750,443	(7,760,750)
db X-trackers MSCI Emerging Markets Hedged Equity Fund	27,681,537	1,237,034	2,429,605	(1,192,571)
db X-trackers MSCI Germany Hedged Equity Fund	42,020,289	2,725,700	3,159,097	(433,397)
db X-trackers MSCI Japan Hedged Equity Fund	449,340,111	(13,255,908)	11,731,437	(24,987,345)
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	6,214,121	384,393	538,792	(154,399)
db X-trackers MSCI Europe Hedged Equity Fund	159,993,231	2,186,360	3,325,835	(1,139,475)
db X-trackers MSCI United Kingdom Hedged Equity Fund	4,973,640	280,028	495,827	(215,799)
db X-trackers MSCI All World ex US Hedged Equity Fund	4,971,071	107,793	276,051	(168,258)
db X-trackers MSCI South Korea Hedged Equity Fund	4,781,389	249,458	383,462	(134,004)
db X-trackers MSCI Mexico Hedged Equity Fund	4,806,788	57,816	191,972	(134,156)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the year ended May 31, 2014.

	Fair Value 5/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 05/31/14	Dividend Income
db X-trackers MSCI EAFE Hedged Equity Fund
Deutsche Bank AG (Common Stock)	$300,180	$1,667,694	$(26,193)	$(249,464)	$(3,672)	$1,688,545	$42,612
db X-trackers MSCI Germany Hedged Equity Fund
Deutsche Bank AG (Common Stock)	$204,199	$1,621,506	$(86,398)	$(272,494)	$(7,169)	$1,459,644	$36,328
db X-trackers MSCI Europe Hedged Equity Fund
Deutsche Bank AG (Common Stock)	$—	$784,586	$(5,053)	$(50,338)	$(447)	$728,748	$13,263
db X-trackers MSCI All World ex US Hedged Equity Fund
Deutsche Bank AG (Common Stock)	$—	$13,999	$—	$(2,819)	$—	$11,180	$282

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6. Investment Portfolio Transactions

For the year ended May 31, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db X-trackers MSCI Brazil Hedged Equity Fund	$4,230,035	$4,883,919
db X-trackers MSCI EAFE Hedged Equity Fund	30,989,734	27,421,394
db X-trackers MSCI Emerging Markets Hedged Equity Fund	12,454,771	3,161,159
db X-trackers MSCI Germany Hedged Equity Fund	3,780,486	2,557,673
db X-trackers MSCI Japan Hedged Equity Fund	38,705,201	36,007,064
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund[1]	6,263,829	1,219,801
db X-trackers MSCI Europe Hedged Equity Fund[1]	11,218,663	1,499,490
db X-trackers MSCI United Kingdom Hedged Equity Fund[1]	5,543,560	570,773
db X-trackers MSCI All World ex US Hedged Equity Fund[2]	5,123,616	160,815
db X-trackers MSCI South Korea Hedged Equity Fund[2]	5,152,799	408,716
db X-trackers MSCI Mexico Hedged Equity Fund[2]	5,126,467	312,399

[1]	For the period October 1, 2013 through May 31, 2014.
[2]	For the period January 23, 2014 through May 31, 2014.

For the year ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers MSCI Brazil Hedged Equity Fund	$—	$—
db X-trackers MSCI EAFE Hedged Equity Fund	452,896,954	—
db X-trackers MSCI Emerging Markets Hedged Equity Fund	9,662,700	—
db X-trackers MSCI Germany Hedged Equity Fund	36,415,531	—
db X-trackers MSCI Japan Hedged Equity Fund	357,848,042	25,533,478
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund[1]	1,183,387	—
db X-trackers MSCI Europe Hedged Equity Fund[1]	150,531,367	—
db X-trackers MSCI United Kingdom Hedged Equity Fund[1]	—	—
db X-trackers MSCI All World ex US Hedged Equity Fund[2]	—	—
db X-trackers MSCI South Korea Hedged Equity Fund[2]	—	—
db X-trackers MSCI Mexico Hedged Equity Fund[2]	—	—

[1]	For the period October 1, 2013 through May 31, 2014.
[2]	For the period January 23, 2014 through May 31, 2014.

7. Fund Share Transactions

As of May 31, 2014, there were unlimited Fund shares of $0.0001 par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for db X-trackers Brazil Hedged Equity Fund are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Investing in Emerging Markets

Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

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The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to a Fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

9. Line of Credit

Effective October 24, 2013 the Trust entered into a senior unsecured credit facility with a commercial bank which allows the db X-trackers MSCI Emerging Markets Hedged Equity Fund, and certain other funds managed by the Advisor, to borrow up to $100 million.

The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund had no loans outstanding at May 31, 2014.

10. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2014, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
db X-trackers MSCI United Kingdom Hedged Equity Fund	88%
db X-trackers MSCI Asia Pacific ex-Japan Hedged Equity Fund	66%
db X-trackers MSCI All World ex US Hedged Equity Fund	50%
db X-trackers MSCI South Korea Hedged Equity Fund	50%
db X-trackers MSCI Mexico Hedged Equity Fund	50%

11. Fund Name Change

Effective August 11, 2014, the “db X-trackers Funds” will be rebranded “Deutsche X-trackers ETFs.” As a result the Funds will be renamed as follows:

Current Fund Name	New Fund Name
db X-trackers MSCI Brazil Hedged Equity Fund	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
db X-trackers MSCI EAFE Hedged Equity Fund	Deutsche X-trackers MSCI EAFE Hedged Equity ETF
db X-trackers MSCI Emerging Markets Hedged Equity Fund	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
db X-trackers MSCI Germany Hedged Equity Fund	Deutsche X-trackers MSCI Germany Hedged Equity ETF
db X-trackers MSCI Japan Hedged Equity Fund	Deutsche X-trackers MSCI Japan Hedged Equity ETF
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
db X-trackers MSCI Europe Hedged Equity Fund	Deutsche X-trackers MSCI Europe Hedged Equity ETF
db X-trackers MSCI United Kingdom Hedged Equity Fund	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
db X-trackers MSCI All World ex US Hedged Equity Fund	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
db X-trackers MSCI South Korea Hedged Equity Fund	Deutsche X-trackers MSCI South Korea Hedged Equity ETF
db X-trackers MSCI Mexico Hedged Equity Fund	Deutsche X-trackers MSCI Mexico Hedged Equity ETF

135

DBX ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of db X-trackers MSCI Brazil Hedged Equity Fund, db X-trackers MSCI EAFE Hedged Equity Fund, db X-trackers MSCI Emerging Markets Hedged Equity Fund, db X-trackers MSCI Germany Hedged Equity Fund, db X-trackers MSCI Japan Hedged Equity Fund, db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund, db X-trackers MSCI Europe Hedged Equity Fund, db X-trackers MSCI United Kingdom Hedged Equity Fund, db X-trackers MSCI All World ex US Hedged Equity Fund, db X-trackers MSCI South Korea Hedged Equity Fund and db X-trackers MSCI Mexico Hedged Equity Fund (the “Funds” within DBX ETF Trust), as of May 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of db X-trackers MSCI Brazil Hedged Equity Fund, db X-trackers MSCI EAFE Hedged Equity Fund, db X-trackers MSCI Emerging Markets Hedged Equity Fund, db X-trackers MSCI Germany Hedged Equity Fund, db X-trackers MSCI Japan Hedged Equity Fund, db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund, db X-trackers MSCI Europe Hedged Equity Fund, db X-trackers MSCI United Kingdom Hedged Equity Fund, db X-trackers MSCI All World ex US Hedged Equity Fund, db X-trackers MSCI South Korea Hedged Equity Fund and db X-trackers MSCI Mexico Hedged Equity Fund at May 31, 2014, the results of their operations, changes in their net assets and financial highlights for each of the periods therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 24, 2014

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OFFICERS AND TRUSTEES (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees:
J. David Officer Age: 65 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (1998-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	17

Ilex Partners (Asia), LLC; Old Westbury Funds: & MAN Long/Short Fund; GLG Investment Series Trust; The Dreyfus Corporation; MBSC Securities Corporation; Dreyfus Services Corporation; MBSC, LLC; Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Mellon Residential Funding Corp.; Mellon United National Bank; Laurel Capital Advisors; Mellon United National Bank; Dreyfus Founders Funds, Inc.; Founders Asset Management.

Stephen R. Byers Age: 60 60 Wall Street New York, New York 10005	Trustee, Member and Chairman of the Audit and Nominating Committees	Since 2011	Retired. Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	17	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 49 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010); and Vice President, Finance and Government Affairs, Secretary and Treasurer, Elusys Therapeutics, Inc. (2000-2007).	17	Celldex Therapeutics.

137

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OFFICERS AND TRUSTEES (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee/Officers:*
Alex Depetris Age: 34 60 Wall Street New York, New York 10005	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	22	Director, Chairman of the Board of db-X Exchange Traded Funds Inc. and DBX ETF Trust.
Martin Kremenstein Age: 37 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Managing Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006.	N/A	N/A
Michael Gilligan Age: 47 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller.	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Advisors LLC, DBX Strategic Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse, 2007-2008.	N/A	N/A
Frank Gecsedi Age: 46 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).	N/A	N/A

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

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BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

db X-trackers MSCI Emerging Markets Hedged Equity Fund, db X-trackers MSCI EAFE Hedged Equity Fund, db X-trackers MSCI Brazil Hedged Equity Fund, db X-trackers MSCI Germany Hedged Equity Fund and db X-trackers MSCI Japan Hedged Equity Fund:

At a meeting held on February 25, 2014, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements (together, the “Agreements”) with respect to db X-trackers MSCI Emerging Markets Hedged Equity Fund, db X-trackers MSCI EAFE Hedged Equity Fund, db X-trackers MSCI Brazil Hedged Equity Fund, db X-trackers MSCI Germany Hedged Equity Fund and db X-trackers MSCI Japan Hedged Equity Fund (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement (the “Advisory Agreement”), the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of TDAM with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust.

The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation.

The Board also considered the role to be played by the Adviser in working with the Sub-Adviser to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers.

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BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

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BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Funds.

Performance of TDAM; TDAM’s Financial Resources.    The Board considered TDAM’s performance in managing the Funds, as well as other index based portfolios, and its record at minimizing tracking error. The Board concluded that TDAM had generally been able to keep any such tracking error, as well as the Funds’ tracking error, within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the asset levels at which TDAM expected to “break-even” with respect to its operation of the Funds, and further noted that the fee paid by the Adviser to TDAM under the Sub-Advisory Agreement contained breakpoints.

The Board noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

db X-trackers MSCI All World ex-US Hedged Equity Fund, db X-trackers MSCI South Korea Hedged Equity Fund and db X-trackers MSCI Mexico Hedged Equity Fund:

At a meeting held on November 18, 2013, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the continuance of the Agreements with respect to db X-trackers MSCI All World ex-US Hedged Equity Fund, db X-trackers MSCI South Korea Hedged Equity Fund and db X-trackers MSCI Mexico Hedged Equity Fund (the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement (the “Advisory Agreement”), the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the performance of TDAM with respect to its management of other funds of the Trust, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the total cost of the services to be

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BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (4) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with TDAM to manage the Funds’ portfolios, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports each Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for the Funds is a unitary fee pursuant to which the Adviser pays all of each Fund’s costs. The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Sub-Adviser, which will receive a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that since each Fund was new, it was difficult to estimate the profitability of the Funds to the Adviser at this time, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered

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BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

whether the Adviser would benefit in other ways from its relationships with the Funds, and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that since the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that TDAM proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

The Board evaluated these factors in consultation with Trust Counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM are payable by the Adviser and not the Funds.

Performance of TDAM; TDAM’s Financial Resources.    The Board noted that the Funds have not commenced operations and have no performance history, but the Board considered TDAM’s performance in managing other equity based portfolios of the Trust and its ability to minimize tracking error. The Board concluded that, given TDAM’s capabilities and experience in managing other portfolios of the Trust, TDAM should be able to keep each Fund’s tracking error within acceptable ranges. The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board noted that the fee to be paid to TDAM in respect of the Funds would be paid by the Adviser and not the Funds. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability.    The Board noted that since each Fund was new, it was difficult to estimate the profitability of the Funds to the Sub-Adviser at this time, and further noted that the fees to be paid by the Adviser to TDAM under the Sub-Advisory Agreement contain breakpoints.

The Board noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased.

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The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the possible potential benefits TDAM might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Economies of Scale.    The Board noted that since each Funds were new, it was difficult to estimate whether the Fund would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

db X-trackers MSCI Asia Pacific ex-Japan Hedged Equity Fund, db X-trackers MSCI Europe Hedged Equity Fund and db X-trackers MSCI United Kingdom Hedged Equity Fund:

At a special meeting held on July 25, 2013, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the Investment Advisory Agreement and the Sub-Investment Advisory Agreements relating to db X-trackers MSCI Asia Pacific ex-Japan Hedged Equity Fund, db X-trackers MSCI Europe Hedged Equity Fund, and db X-trackers MSCI United Kingdom Hedged Equity Fund.

In reaching these decisions with respect to each Fund, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders (including the investment performance of the Sub-Adviser’s fund clients); (2) the performance of the Sub-Adviser with respect to its management of other comparable funds generally, as well as the Sub-Adviser’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (4) the competitiveness of the advisory fee and the sub-advisory fee; (5) the total cost of the services to be provided by and the profits that could be realized by the Adviser and the Sub-Adviser from their relationships with the Fund; and (6) the extent to which economies of scale would be realized as the Fund grows, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreements and the Sub-Investment Advisory Agreements (together, the “Agreements”) and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under the Agreements. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role to be played by the Adviser in working with the Sub-Adviser to manage the Fund’s portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board also considered the Sub-Adviser’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, including those with comparable investment strategies. The Board considered the professional experience and qualifications of the Sub-Adviser’s senior management and key professional personnel, as well as the Sub-Adviser’s depth and breadth of experience in managing investment portfolios consisting of index-based portfolios

144

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

and the type of securities in which the Fund invests. The Board gave special consideration to the Sub-Adviser’s experience and capabilities in managing portfolios comprised of non-U.S. equity securities, and their techniques for tracking an index while minimizing index tracking error. In addition, the Board considered the Sub-Adviser’s operational capabilities and resources.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreements are reasonable and appropriate in relation to the fees to be paid to the Adviser. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program. Additionally, based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Sub-Advisers under the Sub-Advisory Agreements are reasonable and appropriate in relation to the fees to be paid to each Sub-Adviser, taking special consideration of the fact that the fees to be paid to each Sub-Adviser are payable by the Adviser and not the Fund.

Performance of the Sub-Advisers; the Sub-Advisers’ Financial Resources.    With respect to each Fund, the Board noted that operations had not commenced and there is no performance history. The Board considered each Sub-Adviser’s performance in managing other similar index-based portfolios and its ability to minimize tracking error for such portfolios. The Board concluded that, given each Sub-Adviser’s capabilities and experience managing other index-based portfolios, each Sub-Adviser should be able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered each Sub-Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that each Sub-Adviser had the financial resources necessary to perform its obligations under the respective Sub-Investment Advisory Agreement.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreements, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreements.

Competitiveness of Fees.    The Board considered the competitiveness of each of the Fund’s fee to other comparable exchange-traded funds (ETFs), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for each Fund is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs, including the Sub-Adviser’s fee. Based on its review, the Board concluded that each advisory fee and sub-advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expects to “break-even” with respect to its operation of the Funds and noted that the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, and accordingly, the Adviser could experience increased profitability as each Fund’s assets increased. Given the costs of the services to be provided by and the profits that could be realized by the Adviser in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

Economies of Scale.    The Board noted that at the current fee rate the Fund would not experience economies of scale. The Board determined to review economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that each Investment Advisory Agreement and Sub-Advisory Agreement was fair and reasonable and they were unanimously approved.

145

DBX ETF Trust

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site —www.dbxus.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.dbxus.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2013.

Qualified Divided Income*
db X-trackers MSCI Brazil Hedged Equity Fund	2%
db X-trackers MSCI EAFE Hedged Equity Fund	40%
db X-trackers MSCI Emerging Markets Hedged Equity Fund	27%
db X-trackers MSCI Germany Hedged Equity Fund	56%
db X-trackers MSCI Japan Hedged Equity Fund	12%
db X-trackers MSCI Europe Hedged Equity Fund	75%
db X-trackers MSCI United Kingdom Hedged Equity Fund	100%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
db X-trackers MSCI Brazil Hedged Equity Fund	184,259	18,031
db X-trackers MSCI EAFE Hedged Equity Fund	13,513,478	961,196
db X-trackers MSCI Emerging Markets Hedged Equity Fund	567,859	66,422
db X-trackers MSCI Germany Hedged Equity Fund	1,108,873	148,090
db X-trackers MSCI Japan Hedged Equity Fund	6,381,278	601,330
db X-trackers MSCI Europe Hedged Equity Fund	1,473,695	124,352
db X-trackers MSCI United Kingdom Hedged Equity Fund	280,759	925
db X-trackers MSCI All World ex US Hedged Equity Fund	108,542	10,572

146

DBX ETF Trust

PRIVACY POLICY NOTICE (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

147

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at WWW.DBXUS.COM. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal.

Stocks may decline in value. Investing in foreign companies, particularly those in emerging markets, presents certain risks, such as currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds and may be subject to enhanced risks. The funds may use derivatives to hedge its investments or to seek to enhance returns. Derivatives entail risks relating to liquidity, leverage and credit that may reduce returns and increase volatility. Please read the prospectus for more information. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. DBX ETF Trust Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in db-X Funds. Index data source: MSCI Inc.

Copyright © 2013 Deutsche Bank AG. All rights reserved. db-X® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured — No Bank Guarantee — May Lose Value

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

R-35361-1 (8/14) DBX972 (8/15)

ANNUAL REPORT

May 31, 2014

DBX ETF Trust

db X-trackers Harvest CSI 300 China A-Shares Fund (ASHR)

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (ASHS)

db X-trackers Harvest MSCI All China Equity Fund (CN)

DBX ETF Trust

TO OUR SHAREHOLDERS: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report, which covers the period ended May 31, 2014.

As the financial crisis started to drag down developed economies’ import demand, the contribution of foreign trade to China’s economic growth shrunk, prompting the Chinese government to increase investment. Of late, China has been pursuing an evolutionary shift from being an export-driven economy to one with meaningfully more balance. Consumption today accounts for roughly half of China’s GDP, which is low compared to other countries, both developed and emerging, but historically high for China. A growing middle class and the increase in wages as more Chinese are taking advantage of urbanization and moving to the bigger cities, may be driving some of this growth in consumption. The net result is a more balanced economy which is not entirely dependent on the global economy. With recent reforms to support private companies, the Chinese government has signaled its intent to boost the market economy and strengthen the drivers of economic growth.

Deutsche Bank, a leading global banking institution, has managed a successful and growing platform of exchange-traded products since 2006. Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

July 25, 2014

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Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gains distributions. A Fund’s net asset value (“NAV”) return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. The most recent month end performance may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

1

This Page is Intentionally Left Blank

DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The db X-trackers Harvest CSI 300 China A-Shares Fund

The db X-trackers Harvest CSI 300 China A-Shares Fund (“ASHR”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (“ASHR Index”). The ASHR Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. For the period November 6, 2013 (commencement of operations) to May 31, 2014, ASHR returned -12.08%, compared with the ASHR Index return of -11.34%.

Weakness in the financials sector, which averaged over a third of the ASHR Index weight, contributed more than any other sector to negative returns during the period. Energy, while representing less than 5% of the ASHR Index weight, was the second largest contributor to negative returns as nearly the entire sector experienced significant weakness during the period.

The db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund

The db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (“ASHS”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (“ASHS Index”). The ASHS Index aims to track 500 small cap companies listed on the Shanghai and Shenzhen stock exchanges. For the period May 21, 2014 (commencement of operations) to May 31, 2014, ASHS returned 2.80%, compared with the ASHS Index return of 3.09%.

Information Technology and Health Care, averaging almost a quarter of the ASHS Index weight, were the largest contributors to positive performance during the period. All ten sectors contributed positive returns during the period.

The db X-trackers Harvest MSCI All China Equity Fund

The db X-trackers Harvest MSCI All China Equity Fund (“CN”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI All China Index (“CN Index”). The CN Index is designed to capture large and mid cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The CN Index includes: A-shares, H-shares, B-shares, Red chips, and P chips share classes as well as securities of Chinese companies listed in the U.S. and Singapore. CN, using a passive approach or indexing approach, attempts to approximate the performance of the CN Index. CN expects to gain exposure to the China A-share components of the CN Index by investing in the db X-trackers Harvest CSI 300 China A-Shares Fund (ASHR). For the period April 30, 2014 (commencement of operations) to May 31, 2014, CN returned 2.04%, compared with the CN Index return of 2.24%.

All six share classes delivered positive returns during the period. H-shares, which averaged almost a quarter of the CN Index during the period, were the largest contributor of positive returns. ASHR, which averaged half the weight of CN, made a small positive contribution to returns, in line with the small positive contribution from A-shares in the CN Index. Irrespective of share class, financial sector stocks, which averaged a third of the weight of the CN Index, were the largest contributors to positive returns for the period.

*************************

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com. See pages 3-8 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

3

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Harvest CSI 300 China A-Shares Fund (ASHR) (Unaudited)

The db X-trackers Harvest CSI 300 China A-Shares Fund (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

For the period November 6, 2013 (commencement of operations) to May 31, 2014, the db X-trackers Harvest CSI 300 China A-Shares Fund returned (12.08)%, compared with the Underlying Index return of (11.34)%.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	CSI 300 Index
Since Inception[1]	(12.08)%	(11.36)%	(11.34)%

1 Total returns are calculated based on the commencement of operations, 11/06/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated February 7, 2014, was 0.82%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

4

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Harvest CSI 300 China A-Shares Fund (ASHR) (Unaudited) (Continued)

Growth of a $10,000 Investment in ASHR2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 11/06/13.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd., Class A	4.0%
China Minsheng Banking Corp. Ltd., Class A	3.5%
China Merchants Bank Co. Ltd., Class A	3.5%
Industrial Bank Co. Ltd., Class A	2.3%
Shanghai Pudong Development Bank, Class A	2.2%
China Vanke Co. Ltd., Class A	1.7%
CITIC Securities Co. Ltd., Class A	1.6%
Haitong Securities Co. Ltd., Class A	1.6%
Gree Electric Appliances, Inc., Class A	1.5%
Agricultural Bank of China Ltd., Class A	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 10.

5

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (ASHS) (Unaudited)

The db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the China Securities 500 Index (CSI 500 Index). The index aims to track 500 small cap companies listed on the Shanghai and Shenzhen stock exchanges.

For the period May 21, 2014 (commencement of operations) to May 31, 2014, the db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund returned 2.80%, compared with the Underlying Index return of 3.09%.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	CSI 500 Index
Since Inception[1]	2.80%	2.28%	3.09%

1 Total returns are calculated based on the commencement of operations, 5/21/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated May 13, 2014, was 0.82%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

6

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (ASHS) (Unaudited) (Continued)

Growth of a $10,000 Investment in ASHS2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 5/21/14.

Sector Breakdown* as of 5/31/2014

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
Hundsun Technologies, Inc., Class A	0.8%
Han’s Laser Technology Co. Ltd., Class A	0.7%
Shanghai RAAS Blood Products Co. Ltd., Class A	0.6%
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	0.6%
Guangzhou Haige Communications Group, Inc. Co., Class A	0.6%
Jishi Media Co. Ltd., Class A	0.6%
Guangdong Advertising Co. Ltd., Class A	0.6%
Shinva Medical Instrument Co. Ltd., Class A	0.6%
Keda Clean Energy Co. Ltd., Class A	0.5%
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	0.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 15.

7

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Harvest MSCI All China Equity Fund (CN) (Unaudited)

The db X-trackers Harvest MSCI All China Equity Fund (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI All China Index. The Index is designed to capture large and mid cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The index includes: A-shares, H-shares, B-shares, Red chips, and P chips share classes as well as securities of Chinese Companies listed in the U.S. and Singapore. The fund, using a passive approach or indexing approach, attempts to approximate the performance of the Index. CN expects to gain exposure to the China A-share components of the Index by investing in the db X-trackers Harvest CSI 300 China A-Shares Fund (ASHR), an affiliated fund subadvised by Harvest Global Investments Limited.

For the period April 30, 2014 (commencement of operations) to May 31, 2014, the db X-trackers Harvest MSCI All China Equity Fund returned 2.04%, compared with the Underlying Index return of 2.24%.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	MSCI All China Index
Since Inception[1]	2.04%	1.92%	2.24%

1 Total returns are calculated based on the commencement of operations, 4/30/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated April 30, 2014, was 0.71%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

8

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Harvest MSCI All China Equity Fund (CN) (Unaudited) (Continued)

Growth of a $10,000 Investment in CN2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 4/30/14.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
db X-trackers Harvest CSI 300 China A-Shares Fund	49.3%
Tencent Holdings Ltd.	4.5%
China Mobile Ltd.	3.7%
China Construction Bank Corp., Class H	3.3%
Industrial & Commercial Bank of China Ltd., Class H	3.0%
Baidu, Inc., ADR	2.9%
Bank of China Ltd., Class H	2.4%
CNOOC Ltd.	1.9%
PetroChina Co. Ltd., Class H	1.6%
China Petroleum & Chemical Corp., Class H	1.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 21.

9

DBX ETF Trust

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. In the most recent six-month period, db X-trackers Harvest CSI 300 China A-Shares Fund and db X-trackers Harvest MSCI All China Equity Fund limited these expenses; had they not done so, expenses would have been higher.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended May 31, 2014.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value May 31, 2014	Annualized Expense Ratio based on the number of days in the period	Expenses Paid During the Period(1) December 1, 2013 to May 31, 2014
db X-trackers Harvest CSI 300 China A-Shares Fund
Actual	$1,000.00	$862.30	0.88%	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund
Actual(2)	$1,000.00	$1,028.00	0.80%	$0.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03
db X-trackers Harvest MSCI All China Equity Fund
Actual(3)	$1,000.00	$1,020.40	0.30%	$0.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51

(1) Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365.

(2) Fund commenced operations on May 21, 2014. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 11/365 (to reflect the period since commencement of operations).

(3) Fund commenced operations on April 30, 2014. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 32/365 (to reflect the period since commencement of operations).

10

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 99.5%
Basic Materials — 6.5%
Aluminum Corp. of China Ltd., Class A*	570,460	$275,765
Baoshan Iron & Steel Co. Ltd., Class A	986,069	621,888
Chenzhou Mining Group Co. Ltd., Class A*	137,600	160,786
China Hainan Rubber Industry Group Co. Ltd., Class A	233,900	215,281
China Minmetals Rare Earth Co. Ltd., Class A*	97,489	322,711
China Molybdenum Co. Ltd., Class A	41,715	42,000
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	118,657	179,677
Gansu Yasheng Industrial Group Co., Class A	289,500	271,089
Hebei Iron & Steel Co. Ltd., Class A*	844,700	244,731
Hengyi Petrochemical Co. Ltd., Class A	72,925	71,789
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd., Class A	287,519	887,783
Inner Mongolian Baotou Steel Union Co. Ltd., Class A	642,900	380,761
Jiangxi Copper Co. Ltd., Class A	164,136	321,057
Jinduicheng Molybdenum Co. Ltd., Class A	191,400	204,963
Kingfa Sci & Tech Co. Ltd., Class A	316,557	231,060
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	853,400	285,500
Qinghai Salt Lake Industry Co. Ltd., Class A	126,735	320,525
Rising Nonferrous Metals Share Co. Ltd., Class A*	23,991	131,143
Shandong Gold Mining Co. Ltd., Class A	141,700	350,661
Shandong Nanshan Aluminum Co. Ltd., Class A	230,500	180,421
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	288,489	259,521
Sinopec Shanghai Petrochemical Co. Ltd., Class A	436,403	221,439
Tongling Nonferrous Metals Group Co. Ltd., Class A	141,543	213,199
Wanhua Chemical Group Co. Ltd., Class A*	216,308	583,418
Wasu Media Holding Co. Ltd., Class A*	15,600	69,619
Western Mining Co. Ltd., Class A	379,900	318,646
Xiamen Tungsten Co. Ltd., Class A	53,882	213,551
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	165,163	226,834
Yunnan Copper Industry Co. Ltd., Class A*	132,849	161,827
Yunnan Tin Co. Ltd., Class A	86,900	173,041
Yunnan Yuntianhua Co. Ltd., Class A*	91,203	104,673
Zhejiang Juhua Co. Ltd., Class A*	180,061	155,928

	Number of Shares	Value

Basic Materials (Continued)
Zhejiang Longsheng Group Co. Ltd., Class A*	220,607	$557,229
Zhongjin Gold Co. Ltd., Class A	292,433	359,497
Zijin Mining Group Co. Ltd., Class A	1,580,100	553,906

		9,871,919

Communications — 2.6%
China South Publishing & Media Group Co. Ltd., Class A	105,148	221,327
China Spacesat Co. Ltd., Class A*	119,046	336,141
China United Network Communications Ltd., Class A	1,686,401	869,209
CITIC Guoan Information Industry Co. Ltd., Class A	187,485	192,968
Dr Peng Telcom & Media Group Co. Ltd., Class A	218,681	489,007
Fiberhome Telecommunication Technologies Co. Ltd., Class A	97,372	187,658
Huawen Media Investment Group Corp., Class A*	221,744	441,195
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	151,260	211,129
People.cn Co. Ltd., Class A	17,320	203,827
ZTE Corp., Class A*	390,212	821,361

		3,973,822

Consumer, Cyclical — 12.6%
Air China Ltd., Class A	339,373	178,180
Beijing Wangfujing Department Store Group Co. Ltd., Class A	44,824	121,256
Beiqi Foton Motor Co. Ltd., Class A	286,200	227,685
BesTV New Media Co. Ltd., Class A	128,622	659,447
Byd Co. Ltd., Class A*	92,024	687,606
China Avic Electronics Co. Ltd., Class A	69,568	219,819
China Eastern Airlines Corp. Ltd., Class A*	506,300	188,830
China International Travel Service Corp. Ltd., Class A*	55,787	283,788
China Southern Airlines Co. Ltd., Class A	697,000	261,070
Chongqing Changan Automobile Co. Ltd., Class A	372,979	694,339
Dashang Group Co. Ltd., Class A	55,663	237,539
FAW CAR Co. Ltd., Class A*	161,300	258,966
Fuyao Glass Industry Group Co. Ltd., Class A	278,280	363,479
Great Wall Motor Co. Ltd., Class A	78,922	361,935
Gree Electric Appliances, Inc., Class A	473,760	2,347,832
Guangzhou Automobile Group Co. Ltd., Class A	167,721	195,714
Hainan Airlines Co. Ltd., Class A	1,173,900	319,439
Haining China Leather Market Co. Ltd., Class A	90,922	182,941
Hisense Electric Co. Ltd., Class A*	156,500	262,032
Huayu Automotive Systems Co. Ltd., Class A	204,100	313,306

See Notes to Financial Statements.	11

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Cyclical (Continued)
Liaoning Cheng Da Co. Ltd., Class A*	272,991	$625,310
Midea Group Co. Ltd., Class A	330,476	921,501
Minmetals Development Co. Ltd., Class A*	84,200	149,604
Pang Da Automobile Trade Co. Ltd., Class A*	157,001	119,121
Qingdao Haier Co. Ltd., Class A	325,081	783,133
SAIC Motor Corp. Ltd., Class A	654,207	1,528,888
Shanghai Friendship Group, Inc. Co., Class A	153,086	316,351
Shanghai Jahwa United Co. Ltd., Class A	92,529	479,878
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	41,760	57,955
Shanghai Oriental Pearl Group Co. Ltd., Class A	311,000	546,601
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	189,974	377,680
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A	40,052	179,831
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	200,951	239,315
Shenzhen Overseas Chinese Town Co. Ltd., Class A	721,100	547,119
Sichuan Changhong Electric Co. Ltd., Class A	738,600	373,598
Suning Commerce Group Co. Ltd., Class A*	879,806	977,360
TCL Corp., Class A	1,504,800	566,049
Weichai Power Co. Ltd., Class A	210,656	587,394
Weifu High-Technology Group Co. Ltd., Class A	119,920	476,049
Xiamen C & D, Inc., Class A	338,911	303,795
Youngor Group Co. Ltd., Class A	311,900	334,002
Zhengzhou Yutong Bus Co. Ltd., Class A	167,101	414,857

		19,270,594

Consumer, Non-cyclical — 12.8%
Anhui Gujing Distillery Co. Ltd., Class A	21,600	62,719
Beijing Dabeinong Technology Group Co. Ltd., Class A	160,687	288,590
Beijing SL Pharmaceutical Co. Ltd., Class A*	53,634	348,557
Beijing Tongrentang Co. Ltd., Class A	130,740	353,046
Beijing Yanjing Brewery Co. Ltd., Class A	278,817	304,823
Beingmate Baby & Child Food Co. Ltd., Class A	125,120	272,579
Bright Dairy & Food Co. Ltd., Class A	121,641	339,768
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	69,532	189,320
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	79,100	244,366

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Fujian Sunner Development Co. Ltd., Class A*	92,130	$150,569
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	175,829	337,456
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	104,239	418,137
Harbin Pharmaceutical Group Co. Ltd., Class A*	194,600	191,881
Heilongjiang Agriculture Co. Ltd., Class A*	141,299	156,288
Henan Shuanghui Investment & Development Co. Ltd., Class A	132,462	726,630
Huadong Medicine Co. Ltd., Class A*	41,754	328,629
Hualan Biological Engineering, Inc., Class A	55,600	220,360
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	284,127	1,544,045
Jiangsu Hengrui Medicine Co. Ltd., Class A	147,547	764,978
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	63,160	559,283
Jilin Aodong Medicine Industry Groups Co. Ltd., Class A	142,573	351,680
Kangmei Pharmaceutical Co. Ltd., Class A	305,087	746,199
Kweichow Moutai Co. Ltd., Class A	81,517	1,999,268
Luzhou Laojiao Co. Ltd., Class A	138,686	351,194
MeiHua Holdings Group Co., Class A	186,048	145,031
New Hope Liuhe Co. Ltd., Class A	139,000	268,330
Shandong Dong-E E-Jiao, Class A	105,379	531,171
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	227,795	721,602
Shanghai International Port Group Co. Ltd., Class A	905,200	650,576
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,050	110,879
Shenzhen Agricultural Products Co. Ltd., Class A	203,513	315,011
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	48,600	146,330
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	38,291	178,912
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,000	103,197
Sichuan Kelun Pharmaceutical Co. Ltd., Class A*	47,245	292,970
Tasly Pharmaceutical Group Co. Ltd., Class A*	122,414	734,605
Tsingtao Brewery Co. Ltd., Class A	69,517	472,920
Wuliangye Yibin Co. Ltd., Class A	376,877	1,012,277
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	43,355	125,263
Yantai Changyu Pioneer Wine Co. Ltd., Class A	27,888	112,538
Yonghui Superstores Co. Ltd., Class A	260,470	264,752
Yunnan Baiyao Group Co. Ltd., Class A	102,350	942,517

See Notes to Financial Statements.	12

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	16,616	$205,170
Zhangzidao Group Co. Ltd., Class A	55,600	126,823
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	100,661	230,895
Zhejiang Medicine Co. Ltd., Class A	130,997	192,492
Zhejiang NHU Co. Ltd., Class A	104,389	213,547
Zhejiang Yasha Decoration Co. Ltd., Class A	66,397	234,456

		19,582,629

Diversified — 1.0%
AVIC Capital Co. Ltd., Class A	150,900	376,568
China Baoan Group Co. Ltd., Class A	245,000	400,405
Humanwell Healthcare Group Co. Ltd., Class A	84,127	359,007
Orient Group, Inc., Class A*	264,688	231,755
Zhejiang China Commodities City Group Co. Ltd., Class A	271,409	224,607

		1,592,342

Energy — 4.6%
Anhui Hengyuan Coal-Electricity Group Co. Ltd., Class A	99,198	86,220
Beijing Haohua Energy Resource Co. Ltd., Class A	97,300	86,440
China Coal Energy Co. Ltd., Class A	363,700	236,944
China Oilfield Services Ltd., Class A	118,706	320,930
China Petroleum & Chemical Corp., Class A	1,098,715	896,938
China Shenhua Energy Co. Ltd., Class A	654,669	1,500,625
Datong Coal Industry Co. Ltd., Class A	122,000	116,780
Guizhou Panjiang Refined Coal Co. Ltd., Class A	98,870	106,193
Henan Dayou Energy Co. Ltd., Class A	97,392	83,871
Henan Shenhuo Coal & Power Co. Ltd., Class A	190,800	112,086
Jizhong Energy Resources Co. Ltd., Class A	139,000	130,383
Kailuan Energy Chemical Co. Ltd., Class A*	125,100	89,710
Offshore Oil Engineering Co. Ltd., Class A*	351,700	412,652
PetroChina Co. Ltd., Class A	695,506	846,101
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	232,296	149,106
SDIC Xinji Energy Co. Ltd., Class A	227,459	105,587
Shanxi Coal International Energy Group Co. Ltd., Class A	196,100	120,536
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	139,000	171,100
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	183,361	227,759
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	315,200	266,396

	Number of Shares	Value

Energy (Continued)
Wintime Energy Co. Ltd., Class A	395,640	$150,408
Yang Quan Coal Industry Group Co. Ltd., Class A	239,209	219,402
Yantai Jereh Oilfield Services Group Co. Ltd., Class A*	46,400	449,272
Yanzhou Coal Mining Co. Ltd., Class A	118,630	129,125

		7,014,564

Financial — 39.7%
Agricultural Bank of China Ltd., Class A	5,131,552	2,045,294
Bank of Beijing Co. Ltd., Class A	1,049,499	1,318,740
Bank of China Ltd., Class A	1,262,500	539,573
Bank of Communications Co. Ltd., Class A	3,089,332	1,884,071
Bank of Nanjing Co. Ltd., Class A	414,515	525,500
Bank of Ningbo Co. Ltd., Class A	289,949	420,492
Beijing Capital Development Co. Ltd., Class A	221,755	158,668
Beijing Urban Construction Investment & Development Co. Ltd., Class A	107,867	129,151
Changjiang Securities Co. Ltd., Class A	328,646	496,601
China CITIC Bank Corp. Ltd., Class A	577,300	389,961
China Construction Bank Corp., Class A	1,880,100	1,212,812
China Everbright Bank Co. Ltd., Class A	3,213,500	1,270,524
China Fortune Land Development Co. Ltd., Class A	106,312	455,042
China Life Insurance Co. Ltd., Class A	299,045	670,150
China Merchants Bank Co. Ltd., Class A	3,251,104	5,282,075
China Merchants Property Development Co. Ltd., Class A*	135,175	382,548
China Merchants Securities Co. Ltd., Class A	463,357	769,134
China Minsheng Banking Corp. Ltd., Class A	4,469,943	5,330,475
China Pacific Insurance Group Co. Ltd., Class A	619,605	1,664,234
China Vanke Co. Ltd., Class A	1,914,082	2,619,597
CITIC Securities Co. Ltd., Class A	1,359,695	2,463,743
Financial Street Holdings Co. Ltd., Class A	483,600	486,131
Founder Securities Co. Ltd., Class A	719,400	648,316
Gemdale Corp., Class A	889,928	1,136,751
GF Securities Co. Ltd., Class A	586,870	950,671
Guanghui Energy Co. Ltd., Class A	625,689	718,101
Guoyuan Securities Co. Ltd., Class A	195,000	308,077
Haitong Securities Co. Ltd., Class A	1,600,200	2,366,757
Huatai Securities Co. Ltd., Class A	556,237	696,265
Huaxia Bank Co. Ltd., Class A	880,800	1,164,568

See Notes to Financial Statements.	13

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

May 31, 2014

	Number of Shares	Value

Financial (Continued)
Industrial & Commercial Bank of China Ltd., Class A	3,222,403	$1,836,274
Industrial Bank Co. Ltd., Class A	2,260,240	3,556,442
Industrial Securities Co. Ltd., Class A*	310,506	424,956
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	69,553	77,154
Jinke Properties Group Co. Ltd., Class A	53,703	62,236
Luxin Venture Capital Group Co. Ltd., Class A	41,707	101,943
New China Life Insurance Co. Ltd., Class A*	165,153	535,063
Northeast Securities Co. Ltd., Class A	194,172	231,242
Oceanwide Real Estate Group Co. Ltd., Class A	274,128	203,601
Pacific Securities Co. Ltd., Class A	209,852	208,263
Ping An Bank Co. Ltd., Class A	939,093	1,728,678
Ping An Insurance Group Co. of China Ltd., Class A	942,806	6,018,457
Poly Real Estate Group Co. Ltd., Class A	1,275,475	1,024,904
RiseSun Real Estate Development Co. Ltd., Class A*	146,600	250,853
Sealand Securities Co. Ltd., Class A*	137,380	215,285
Shanghai Chengtou Holding Co. Ltd., Class A	297,484	314,755
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A*	80,200	214,515
Shanghai Pudong Development Bank, Class A	2,211,000	3,386,946
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	153,830	161,037
Shanxi Securities Co. Ltd., Class A	197,700	212,659
Sinolink Securities Co. Ltd., Class A	103,567	323,932
SooChow Securities Co. Ltd., Class A	238,602	273,461
Southwest Securities Co. Ltd., Class A	232,500	324,524
Suning Universal Co. Ltd., Class A	166,800	110,536
Western Securities Co. Ltd., Class A	71,604	127,224
Xinhu Zhongbao Co. Ltd., Class A	496,900	234,638

		60,663,600

Industrial — 13.8%
Anhui Conch Cement Co. Ltd., Class A	399,398	1,042,720
AVIC Aircraft Co. Ltd., Class A	263,100	387,450
BBMG Corp., Class A	213,600	191,810
Beijing Capital Co. Ltd., Class A	216,800	211,341
Beijing Kangde Xin Composite Material Co. Ltd., Class A	147,316	474,445
Beijing Orient Landscape Co. Ltd., Class A*	46,300	181,426
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	169,563	327,602
China CAMC Engineering Co. Ltd., Class A	43,535	111,498
China CNR Corp. Ltd., Class A	818,907	572,827

	Number of Shares	Value

Industrial (Continued)
China Communications Construction Co. Ltd., Class A	466,000	$277,483
China CSSC Holdings Ltd., Class A	108,213	336,385
China First Heavy Industries Co. Ltd., Class A	517,700	159,106
China Gezhouba Group Co. Ltd., Class A	417,153	256,410
China International Marine Containers Group Co. Ltd., Class A	172,162	347,780
China National Chemical Engineering Co. Ltd., Class A	392,080	351,456
China Railway Construction Corp. Ltd., Class A	612,100	436,982
China Railway Erju Co. Ltd., Class A	154,800	115,717
China Railway Group Ltd., Class A	1,018,100	417,193
China Shipbuilding Industry Co. Ltd., Class A	1,038,500	738,070
China Shipping Container Lines Co. Ltd., Class A*	469,100	158,437
China State Construction Engineering Corp. Ltd., Class A	2,965,100	1,433,355
CPT Technology Group Co. Ltd., Class A*	27,379	101,237
CSG Holding Co. Ltd., Class A	259,600	297,526
CSR Corp. Ltd., Class A	935,701	632,058
Daqin Railway Co. Ltd., Class A	1,183,559	1,271,218
Dongfang Electric Corp. Ltd., Class A	134,661	250,039
Fangda Carbon New Material Co. Ltd., Class A	170,800	202,041
GoerTek, Inc., Class A	151,142	644,022
Guangshen Railway Co. Ltd., Class A	588,000	238,125
Guangxi Liugong Machinery Co. Ltd., Class A	156,800	152,852
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	239,903	691,986
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A	85,918	217,707
Metallurgical Corp. of China Ltd., Class A*	969,400	263,791
NARI Technology Development Co. Ltd., Class A	286,581	603,686
Ningbo Port Co. Ltd., Class A	764,100	278,864
Palm Landscape Architecture Co. Ltd., Class A	35,418	100,120
Power Construction Corp. of China Ltd., Class A	720,300	321,681
Sany Heavy Industry Co. Ltd., Class A	608,123	507,150
Shanghai Construction Co. Ltd., Class A	164,886	155,984
Shanghai International Airport Co. Ltd., Class A	190,310	406,069
Shenzhen Laibao Hi-tech Co. Ltd., Class A	83,400	140,173
Shenzhen O-film Tech Co. Ltd., Class A	73,168	248,879

See Notes to Financial Statements.	14

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
Sinoma International Engineering Co., Class A	87,500	$99,723
Sound Environmental Resources Co. Ltd., Class A	103,412	362,347
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A*	117,712	329,171
Tangshan Jidong Cement Co. Ltd., Class A	111,200	138,482
TBEA Co. Ltd., Class A	628,954	894,003
Tian Di Science & Technology Co. Ltd., Class A	97,340	142,256
Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd., Class A*	69,900	210,238
XCMG Construction Machinery Co. Ltd., Class A	244,400	267,196
Xi’ An Aero-Engine PLC, Class A	106,627	372,588
Xi’an Shaangu Power Co. Ltd., Class A	143,500	130,699
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	304,548	463,113
Xinxing Ductile Iron Pipes, Class A	288,600	253,616
XJ Electric Co. Ltd., Class A*	76,835	348,551
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	166,802	135,101
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	875,600	634,909

		21,036,694

Technology — 2.7%
Aisino Co. Ltd., Class A	111,306	356,511
Anhui USTC iFlytek Co. Ltd., Class A	108,512	411,656
BOE Technology Group Co. Ltd., Class A*	1,924,500	665,395
DHC Software Co. Ltd., Class A	68,685	440,654
Neusoft Corp., Class A	171,680	356,424
Sanan Optoelectronics Co. Ltd., Class A	140,153	511,724
Tsinghua Tongfang Co. Ltd., Class A	300,700	413,942
Universal Scientific Industrial Shanghai Co. Ltd., Class A	39,800	178,763
Yonyou Software Co. Ltd., Class A	112,474	277,256
Zhejiang Dahua Technology Co. Ltd., Class A	114,312	490,565

		4,102,890

Utilities — 3.2%
Chengdu Xingrong Investment Co. Ltd., Class A	359,300	259,383
China Yangtze Power Co. Ltd., Class A	985,532	951,253
Chongqing Water Group Co. Ltd., Class A	189,000	152,173
Datang International Power Generation Co. Ltd., Class A	594,327	340,578
GD Power Development Co. Ltd., Class A*	1,713,200	627,988

		Number of Shares	Value

Utilities (Continued)
Huadian Power International Corp. Ltd., Class A		468,576	$242,265
Huaneng Power International, Inc., Class A		833,169	741,507
Inner Mongolia MengDian Huaneng Thermal Power Co. Ltd., Class A		386,000	226,139
SDIC Power Holdings Co. Ltd., Class A*		675,429	538,414
Shenergy Co. Ltd., Class A		454,322	316,345
Shenzhen Gas Corp. Ltd., Class A		83,479	93,136
Sichuan Chuantou Energy Co. Ltd., Class A		197,075	368,769

			4,857,950

TOTAL COMMON STOCKS (Cost $169,423,195)			151,967,004

		Principal Amount	Value
CONVERTIBLE BONDS — 0.0% (a)
Financial — 0.0% (a)
Sinolink Securities Co. Ltd. Step-up Coupon, 0.50% to 05/14/15, 0.70% to 05/14/16, 0.90% to 05/14/17, 1.10% to 05/15/18, 1.30% to 05/14/19 and 1.50% to 05/14/20 (Cost $30,342)	RMB	189,000	$30,253

TOTAL INVESTMENTS — 99.5% (Cost $169,453,537)			$151,997,257
Other assets less liabilities — 0.5%			795,280

NET ASSETS — 100.0%			$152,792,537

RMB – Renminbi

* Non-income producing security.

(a) Less than 0.1%.

See Notes to Financial Statements.	15

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 94.5%
Basic Materials — 10.2%
Anhui Liuguo Chemical Co. Ltd., Class A	10,820	$9,786
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd., Class A*	27,600	10,559
Baoji Titanium Industry Co. Ltd., Class A*	6,000	13,148
Befar Group Co. Ltd., Class A	9,000	10,632
Chongyi Zhangyuan Tungsten Co. Ltd., Class A	2,408	6,225
Cofco Biochemical Co. Ltd., Class A*	20,400	12,180
Danhua Chemical Technology Co. Ltd., Class A*	12,600	11,456
FSPG Hi-Tech Co. Ltd., Class A	18,000	13,513
Goldleaf Jewelry Co. Ltd., Class A*	9,000	15,357
Guangdong Hec Technology Holding Co. Ltd., Class A*	7,800	15,944
Guangdong Highsun Group Co. Ltd., Class A	5,400	7,788
Guangdong Rongtai Industry Co. Ltd., Class A	11,400	9,252
Guangzhou Guangri Stock Co. Ltd., Class A*	8,400	14,360
Henan Billions Chemicals Co. Ltd., Class A	2,400	6,293
Henan Yinge Industrial Investment Holding Co. Ltd., Class A*	15,600	8,840
Henan Yuguang Gold & Lead Co. Ltd., Class A	4,800	6,777
Henan Zhongfu Industry Co. Ltd., Class A	22,800	12,883
Hubei Biocause Pharmaceutical Co. Ltd., Class A*	28,800	12,032
Hubei Fuxing Science And Technology Co. Ltd., Class A	15,000	15,631
Hubei Xingfa Chemicals Group Co. Ltd., Class A	7,800	12,473
Hubei Yihua Chemical Industry Co. Ltd., Class A	24,000	19,439
Ingenious Ene-Carbon New Materials Co. Ltd., Class A*	30,600	29,242
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A	10,200	18,188
Inner Mongolia Xingye Mining Co. Ltd., Class A	7,800	10,762
Inner Mongolia Yili Energy Co. Ltd., Class A	10,812	11,578
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	20,400	11,853
Jiangsu Chengxing Phosph-Chemicals Co. Ltd., Class A	10,800	9,888
Juli Sling Co. Ltd., Class A	10,200	8,327
Kingenta Ecological Engineering Group Co. Ltd., Class A*	5,400	16,051
Lianhe Chemical Technology Co. Ltd., Class A*	8,450	27,850
Luxi Chemical Group Co. Ltd., Class A*	27,000	15,170
Nanjing Redsun Co. Ltd., Class A	5,400	11,531
Ningxia Orient Tantalum Industry Co. Ltd., Class A	7,200	10,718
PetroChina Jinhong Energy Investment Co. Ltd., Class A*	2,400	10,292
Rongsheng Petro Chemical Co. Ltd., Class A	6,000	7,558
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	7,200	13,565
Shandong Chenming Paper Holdings Ltd., Class A	23,400	15,993
Shandong Haihua Co. Ltd., Class A*	14,400	6,961
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	17,400	19,162
Shandong Huatai Paper Co. Ltd., Class A	21,600	9,266

	Number of Shares	Value

Basic Materials (Continued)
Shandong Humon Smelting Co. Ltd., Class A*	6,000	$12,101
Shandong Jinling Mining Co. Ltd., Class A	7,800	8,577
Shandong Sun Paper Industry JSC Ltd., Class A	18,000	8,903
Shanghai 3F New Materials Co., Class A	7,200	15,190
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	6,000	7,683
Shanxi Antai Group Co. Ltd., Class A*	18,600	7,533
Shanxi Coking Co. Ltd., Class A*	10,200	8,947
Shengda Mining Co. Ltd., Class A	2,400	4,068
Sichuan EM Technology Co. Ltd., Class A*	6,600	7,152
Sichuan Hebang Corp. Ltd., Class A*	4,200	8,283
Sichuan Jinlu Group Co. Ltd., Class A*	16,200	17,192
Sichuan Western Resources Holding Co. Ltd., Class A*	10,800	19,569
Stanley Fertilizer Co. Ltd., Class A	3,000	9,897
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	24,600	17,641
Xining Special Steel Co., Class A	12,000	6,031
Xinjiang Ba Yi Iron & Steel Co. Ltd., Class A	10,200	6,612
Xinjiang Joinworld Co. Ltd., Class A	10,200	8,931
Yueyang Forest & Paper Co. Ltd., Class A*	19,200	8,790
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	10,200	18,841
Zhejiang Runtu Co. Ltd., Class A	10,200	32,018
Zhejiang Satellite Petrochemical Co. Ltd., Class A	6,600	13,987
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,400	20,699
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	6,000	12,879

		790,047

Communications — 6.2%
Anhui Xinhua Media Co. Ltd., Class A	4,800	9,404
Beijing Gehua CATV Network Co. Ltd., Class A	16,800	27,403
Central China Land Media Co. Ltd.*	2,400	4,575
Changjiang Publishing & Media Co. Ltd., Class A*	9,600	13,123
Chengdu B-Ray Media Co. Ltd., Class A	17,400	29,607
Dalian Daxian Enterprises Holdings Co. Ltd., Class A*	28,200	25,729
Datang Telecom Technology Co. Ltd., Class A*	9,000	21,811
Eastern Communications Co. Ltd., Class A	10,200	20,425
Focus Technology Co. Ltd., Class A*	1,200	7,639
Fujian Star-net Communication Co. Ltd., Class A	4,800	19,585
Guangdong Advertising Co. Ltd., Class A	10,800	40,850
Guangdong Guangzhou Daily Media Co. Ltd., Class A	7,200	17,691
Guangzhou Haige Communications Group, Inc. Co., Class A	18,600	44,869
Guomai Technologies, Inc., Class A*	9,000	6,973
Hengtong Optic-electric Co. Ltd., Class A	5,400	11,963
Insigma Technology Co. Ltd., Class A*	22,200	24,519
Jiangsu Zhongtian Technologies Co. Ltd., Class A	15,000	30,661
Jishi Media Co. Ltd., Class A	23,400	42,213

See Notes to Financial Statements.	16

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (Continued)

May 31, 2014

	Number of Shares	Value

Communications (Continued)
Northern United Publishing & Media Group Co. Ltd., Class A	6,000	$6,214
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A	10,200	12,409
Shanghai Xinhua Media Co. Ltd., Class A	13,800	17,981
Shenzhen Aisidi Co. Ltd., Class A*	5,400	12,110
Shenzhen Topway Video Communication Co. Ltd., Class A	3,600	7,122
Time Publishing and Media Co. Ltd., Class A	5,400	13,588
Wuhan Fingu Electronic Technology Co. Ltd., Class A	4,200	7,657

		476,121

Consumer, Cyclical — 13.9%
Aeolus Tyre Co. Ltd., Class A	6,000	8,384
Anhui Huamao Textile Co., Class A	15,000	10,445
AVIC Aero-Engine Controls Co. Ltd., Class A	6,000	11,006
Beijing Capital Retailing Group Co. Ltd., Class A	9,000	8,989
Beijing WKW Automotive Parts Co. Ltd., Class A	4,800	6,262
Besttone Holdings Co. Ltd., Class A*	5,400	14,962
Better Life Commercial Chain Share Co. Ltd., Class A	6,600	14,664
Bros Eastern Co. Ltd., Class A	6,000	7,722
China Automotive Engineering Research Institute Co. Ltd., Class A	4,800	9,082
China CYTS Tours Holding Co. Ltd., Class A	9,000	30,715
China Meheco Co. Ltd., Class A*	5,400	17,676
China Television Media Ltd., Class A	4,200	9,587
Chongqing Department Store, Class A*	4,200	13,735
CMST Development Co. Ltd., Class A	12,600	24,990
CNHTC Jinan Truck Co. Ltd., Class A*	4,200	8,027
Dongfeng Automobile Co. Ltd., Class A	21,000	10,118
Dongguan Souyute Fashion Co. Ltd., Class A	4,320	5,532
Eastern Gold Jade Co. Ltd., Class A*	5,400	15,057
Elec-Tech International Co. Ltd., Class A*	18,600	24,176
Fangda Special Steel Technology Co. Ltd., Class A	13,800	7,223
Fengfan Stock Ltd. Co., Class A	8,400	13,580
Fujian Septwolves Industry Co. Ltd., Class A	12,000	14,176
Guangdong Alpha Animation and Culture Co. Ltd., Class A	4,800	24,218
Guangdong Chj Industry Co. Ltd., Class A	4,200	10,360
Guangdong Yihua Timber Industry Co. Ltd., Class A*	31,800	24,993
Guangzhou Friendship Group Co. Ltd., Class A	4,800	7,122
Guangzhou Pearl River Piano Group Co. Ltd., Class A	4,800	5,824
Haima Automobile Group Co. Ltd., Class A*	26,400	15,044
Hangzhou Robam Appliances Co. Ltd., Class A	3,677	17,645
Hefei Department Store Group Co. Ltd., Class A	14,400	12,885
Hefei Rongshida Sanyo Electric Co. Ltd., Class A	5,400	11,686
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	9,699	13,569
Huangshan Tourism Development Co. Ltd., Class A	3,600	6,857

	Number of Shares	Value

Consumer, Cyclical (Continued)
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	9,000	$15,286
Jiangling Motors Corp. Ltd., Class A	5,400	24,531
Jiangsu Guotai International Group Guomao Co. Ltd., Class A	4,800	9,666
Jiangsu Sunshine Co. Ltd., Class A*	37,800	17,910
Jiangsu Yueda Investment Co. Ltd., Class A	18,000	25,873
Joeone Co. Ltd., Class A	4,800	8,336
Lancy Co. Ltd., Class A	1,800	5,786
Lao Feng Xiang Co. Ltd., Class A	3,600	12,868
Lifan Industry Group Co. Ltd., Class A	7,800	8,415
Loncin Motor Co. Ltd., Class A	6,600	9,212
Luolai Home Textile Co. Ltd., Class A	3,000	9,916
Luthai Textile Co. Ltd., Class A	12,000	17,115
Markor International Furniture Co. Ltd., Class A	10,200	9,682
Nanjing Central Emporium, Class A	4,800	7,038
Ningbo Huaxiang Electronic Co. Ltd., Class A	11,400	23,631
Ningbo Joyson Electronic Corp., Class A*	4,800	17,641
Ningbo Shanshan Co. Ltd., Class A	7,800	18,678
Ningbo Yunsheng Group Co. Ltd., Class A	9,600	21,375
Rainbow Department Store Co. Ltd., Class A	4,200	6,864
Shanghai Haixin Group Co., Class A*	15,600	16,930
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	4,800	12,316
Shanghai Lansheng Corp., Class A*	5,400	13,441
Shanghai New World Co. Ltd., Class A	11,400	14,598
Shenzhen MTC Co. Ltd., Class A	11,400	19,781
Shunfa Hengye Corp., Class A*	8,400	6,293
Sinochem International Corp., Class A	22,200	23,382
Sinomach Automobile Co. Ltd., Class A	4,200	9,708
Sunny Loan Top Co. Ltd., Class A	8,400	11,200
Sunvim Group Co. Ltd., Class A*	19,800	13,343
Suofeiya Home Collection Co. Ltd., Class A	3,600	9,358
Tianjin Faw Xiali Automobile Co. Ltd., Class A	12,600	7,120
Tianrun Crankshaft Co. Ltd., Class A	9,000	9,191
TongKun Group Co. Ltd., Class A*	7,800	6,755
Vtron Technologies Ltd., Class A*	10,800	11,583
Wanxiang Qianchao Co. Ltd., Class A	21,000	30,926
Wenfeng Great World Chain Development Corp., Class A	6,000	6,550
Wuhan Department Store Group Co. Ltd., Class A*	6,600	12,572
Xiamen ITG Group Corp. Ltd., Class A	24,600	19,767
Yantai Tayho Advanced Materials Co. Ltd., Class A*	9,600	13,323
Yotrio Group Co. Ltd., Class A	3,600	5,699
Zhejiang Aokang Shoes Co. Ltd., Class A	3,000	6,521
Zhejiang Baoxiniao Garment Co. Ltd., Class A	7,800	7,316
Zhejiang Haiyue Co. Ltd., Class A	8,400	19,000
Zhejiang Huafeng Spandex Co. Ltd., Class A	12,000	16,500
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A	14,400	17,265
Zhejiang Ming Jewelry Co. Ltd., Class A	2,422	9,091
Zhejiang Orient Holdings Co., Class A	7,800	13,559

		1,069,222

See Notes to Financial Statements.	17

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Non-cyclical — 18.2%
Angel Yeast Co. Ltd., Class A	5,400	$12,412
Anhui Golden Seed Winery Co. Ltd., Class A	10,200	11,984
Beijing Sanyuan Foods Co. Ltd., Class A*	9,600	10,849
Beijing Shunxin Agriculture Co. Ltd., Class A	7,200	17,057
Beijing Tiantan Biological Products Co., Class A*	6,600	19,312
Chacha Food Co. Ltd., Class A*	2,400	6,385
China Animal Husbandry Industry Co. Ltd., Class A	4,800	9,919
China National Accord Medicines Corp. Ltd., Class A	3,000	18,536
China National Medicines Corp. Ltd., Class A	7,800	24,971
Chongqing Brewery Co., Class A	7,800	18,053
Chongqing Road & Bridge Co., Class A*	19,200	11,279
Chuying Agro-pastoral Group Co. Ltd., Class A	10,200	14,694
COFCO Tunhe Co. Ltd., Class A*	10,800	8,955
Dalian Port PDA Co. Ltd., Class A	27,000	10,502
Dalian Yi Qiao Marine Seeds Co. Ltd., Class A	3,600	11,064
Eternal Asia Supply Chain Management Ltd., Class A	10,200	12,245
Gansu Ronghua Industry Group Co. Ltd., Class A*	17,400	12,868
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	6,600	20,844
Guangzhou Zhujiang Brewery Co. Ltd., Class A	5,400	13,087
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	4,879	11,762
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A*	3,600	13,041
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	7,200	46,087
Hainan Haiyao Co. Ltd., Class A	10,800	18,290
Harbin Pharm Group Sanjing Pharmaceutical Shareholding Co. Ltd., Class A*	4,800	5,048
Hebei Chengde Lolo Co., Class A	6,600	23,929
Henan Rebecca Hair Products Co. Ltd., Class A	17,400	11,670
Hengkang Medical Group Co. Ltd., Class A	8,400	28,277
Huapont-Nutrichem Co. Ltd., Class A	7,200	20,399
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A*	7,800	38,830
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	4,320	14,708
Jiangsu Sihuan Bioengineering Co. Ltd., Class A*	27,000	14,003
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,400	22,050
Jiangxi Ganyue Expressway Co. Ltd., Class A	31,200	13,834
Jiangzhong Pharmaceutical Co. Ltd., Class A*	4,800	12,132
Jianxin Mining Co. Ltd., Class A*	9,000	7,088
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	6,600	15,097
Jinling Pharmaceutical Co. Ltd., Class A	6,600	13,406
Jiugui Liquor Co. Ltd., Class A*	6,000	10,421
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	16,200	13,562
Kunming Pharmaceutical Corp., Class A*	7,296	25,716
Livzon Pharmaceutical Group, Inc., Class A	3,000	21,797
Luoniushan Co. Ltd., Class A*	23,400	21,912
Mayinglong Pharmaceutical Group Co. Ltd., Class A	5,400	13,510
North China Pharmaceutical Co. Ltd., Class A	21,600	15,870

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Pubang Landscape Architecture Co. Ltd., Class A	7,200	$13,945
Qinghai Huzhu Barley Wine Co. Ltd., Class A	4,800	11,448
Renhe Pharmacy Co. Ltd., Class A*	15,600	11,986
Rizhao Port Co. Ltd., Class A	40,800	16,262
Sanquan Food Co. Ltd., Class A*	5,400	15,913
Shandong Denghai Seeds Co. Ltd., Class A	3,600	19,529
Shandong Homey Aquatic Development Co. Ltd., Class A*	11,446	9,436
Shanghai Jinfeng Wine Co. Ltd., Class A	8,400	10,918
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	10,200	35,805
Shanghai Maling Aquarius Co. Ltd., Class A	13,200	17,030
Shanghai RAAS Blood Products Co. Ltd., Class A	4,800	48,636
Shantou Dongfeng Printing Co. Ltd., Class A	3,000	11,381
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	4,200	7,523
Shenzhen Grandland Decoration Group Co. Ltd., Class A	5,400	10,571
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	8,400	19,025
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	13,800	16,368
Shinva Medical Instrument Co. Ltd., Class A	3,600	40,603
Sichuan Tuopai Shede Wine Co. Ltd., Class A	7,200	12,435
Tangshan Port Group Co. Ltd., Class A	21,600	15,144
Tianjin Lisheng Pharmaceutical Co. Ltd., Class A	2,400	11,141
Tianjin Port Co. Ltd., Class A	22,200	27,859
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A	12,600	8,451
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	6,000	13,628
Tieling Newcity Investment Holding Ltd., Class A*	9,000	16,495
Tongwei Co. Ltd., Class A*	8,400	11,926
V V Food & Beverage Co. Ltd., Class A	22,200	14,001
Wuhu Port Storage & Transportation Co. Ltd., Class A*	25,800	15,074
Xiandai Investment Co. Ltd., Class A	14,400	14,660
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	6,000	15,588
Xinjiang Yilite Industry Co. Ltd., Class A	6,000	9,249
Yabao Pharmaceutical Group Co. Ltd., Class A	14,480	21,301
Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,000	37,701
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	10,800	24,081
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	10,200	13,062
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	12,600	20,713
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	9,600	12,478
Zhongbai Holdings Group Co. Ltd., Class A	14,400	18,970

See Notes to Financial Statements.	18

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (Continued)

May 31, 2014

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Zhongyuan Union Stem Cell Bioengineering Co. Ltd., Class A*	7,200	$26,323
Zhuzhou Qianjin Pharmaceutical Co. Ltd., Class A	5,400	9,949

		1,404,063

Diversified — 1.1%
Anyuan Coal Industry Group Co. Ltd., Class A*	10,200	6,694
Jilin Yatai Group Co. Ltd., Class A	50,400	29,446
Metro Land Corp. Ltd., Class A	9,600	6,930
Nanjing Gaoke Co. Ltd., Class A	9,600	15,582
Silver Plaza Group Co. Ltd., Class A	9,600	11,848
Tianjin TEDA Co. Ltd., Class A*	27,600	16,876

		87,376

Energy — 1.6%
Changchun Gas Co. Ltd., Class A*	7,200	8,125
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A*	6,000	7,722
Hareon Solar Technology Co. Ltd., Class A*	8,400	10,313
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	10,800	6,673
Jiangsu Zongyi Co. Ltd., Class A	20,400	35,135
Kingdream PLC, Class A*	4,200	10,623
Oriental Energy Co. Ltd., Class A	6,000	10,670
Qitaihe Baotailong Coal & Coal Chemicals PCL, Class A*	4,200	7,099
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	5,400	7,952
Shanghai Datun Energy Resources Co. Ltd., Class A	7,800	9,776
Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A*	7,800	5,169

		119,257

Financial — 8.3%
Anxin Trust Co. Ltd., Class A	8,441	19,984
Beijing Huaye Realestate Co. Ltd., Class A*	22,800	15,292
Beijing North Star Co. Ltd., Class A	42,000	17,278
Black Peony Group Co. Ltd., Class A	8,400	7,099
Bohai Leasing Co. Ltd., Class A*	14,400	18,325
China Enterprise Co. Ltd., Class A	28,800	26,185
China Sports Industry Group Co. Ltd., Class A	18,000	29,821
Cinda Real Estate Co. Ltd., Class A	16,200	8,505
COFCO Property Group Co. Ltd., Class A	24,000	12,639
Deluxe Family Co. Ltd., Class A	30,000	19,352
FAWER Automotive Parts Ltd. Co., Class A*	6,600	6,677
Greattown Holdings Ltd., Class A*	7,200	6,823
Hainan Expressway Co. Ltd., Class A*	21,000	12,202
Hainan Zhenghe Industrial Group Co. Ltd., Class A	16,200	29,121
Huafa Industrial Co. Ltd. Zhuhai, Class A	17,400	18,243
Huayuan Property Co. Ltd., Class A	14,400	6,638
Lushang Property Co. Ltd., Class A*	10,800	5,843
Macrolink Real Estate Co. Ltd., Class A	8,400	8,054
Myhome Real Estate Development Group Co. Ltd., Class A	48,000	13,215
Nanjing Chixia Development Co. Ltd., Class A	16,800	8,363

	Number of Shares	Value

Financial (Continued)
Ningbo Fuda Co. Ltd., Class A	11,400	$7,555
Rongan Property Co. Ltd., Class A*	5,400	3,976
Shaanxi International Trust Co. Ltd., Class A	12,600	13,896
Shanghai AJ Corp., Class A*	20,400	31,218
Shanghai Dingli Technology Development Group Co. Ltd., Class A	6,000	9,268
Shanghai DZH Ltd., Class A*	15,600	17,954
Shanghai Industrial Development Co. Ltd., Class A	11,400	13,230
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	7,200	12,620
Shenzhen Centralcon Investment Holding Co. Ltd., Class A*	2,450	8,785
Shenzhen Heungkong Holding Co. Ltd., Class A	10,200	8,049
Shenzhen World Union Properties Consultancy, Inc., Class A	8,640	11,479
Shenzhen Zhenye Group Co. Ltd., Class A	25,200	18,999
Sunshine City Group Co. Ltd., Class A*	16,200	22,975
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A*	16,800	9,869
Thaihot Group Co. Ltd., Class A*	7,800	11,149
Tianjin Jinbin Development Co., Class A*	34,200	26,824
Tianjin Reality Development Group Co. Ltd., Class A	23,400	12,548
Tibet Urban Development and Investment Co. Ltd., Class A	6,000	9,066
Wuhan Langold Real Estate Co. Ltd., Class A*	7,800	8,877
Yangguang Co. Ltd., Class A	12,000	7,414
Yeland Investment Group Co. Ltd., Class A	37,800	19,483
YunNan Metropolitan Real Estate Development Co. Ltd., Class A	15,000	10,709
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	12,600	12,807
Zhonghong Holding Co. Ltd., Class A	35,400	17,056
Zhongrun Resources Investment Corp., Class A*	9,600	5,762
Zhongtian Urban Development Group Co. Ltd., Class A	20,400	17,078

		638,305

Industrial — 26.7%
Advanced Technology & Materials Co. Ltd., Class A*	13,840	19,407
Anhui Heli Co. Ltd.-A, Class A	9,600	18,471
Anhui Jiangnan Chemical Industry Co. Ltd., Class A*	4,200	7,321
Anhui Zhongding Sealing Parts Co. Ltd., Class A	14,400	20,307
AVIC Electromechanical Co. Ltd., Class A	5,400	12,170
Avic Heavy Machinery Co. Ltd., Class A	12,600	23,678
Beijing Jingyuntong Technology Co. Ltd., Class A	6,600	7,913
Beijing Lier High-temperature Materials Co. Ltd.*	6,600	9,064
Beijing New Building Material PLC, Class A	7,800	18,042
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	4,800	18,325
Beijing Sevenstar Electronics Co. Ltd., Class A*	3,600	11,243
Beijing Sifang Automation Co. Ltd., Class A*	3,000	6,617
Camel Group Co. Ltd., Class A*	9,000	14,968

See Notes to Financial Statements.	19

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
CCS Supply Chain Management Co. Ltd., Class A*	7,200	$12,585
Changjiang & Jingong Steel Building Group Co. Ltd., Class A*	10,800	11,306
Changyuan Group Ltd., Class A	16,200	23,701
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd., Class A*	9,000	10,070
China Aerospace Times Electronics Co. Ltd., Class A*	22,200	37,170
China Aviation Optical-Electrical Technology Co. Ltd., Class A	4,800	11,932
China Fiberglass Co. Ltd., Class A	9,000	10,372
China Railway Tielong Container Logistics Co. Ltd., Class A	24,000	18,900
China Shipping Development Co. Ltd., Class A*	16,800	10,783
China-Kinwa High Technology Co. Ltd., Class A*	30,600	24,833
Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,000	14,637
CITIC Heavy Industries Co. Ltd., Class A	21,600	10,684
Citic Offshore Helicopter Co. Ltd., Class A	9,001	11,829
Citychamp Dartong Co. Ltd., Class A	22,200	18,763
COSCO Shipping Co. Ltd., Class A*	22,200	10,590
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A	5,400	15,697
Dazhong Transportation Group Co. Ltd., Class A	16,800	16,996
Dongguan Kingsun Optoelectronic Co. Ltd., Class A	7,200	15,904
Dongjiang Environmental Co. Ltd., Class A	1,800	10,787
Dongxu Optoelectronic Technology Co. Ltd., Class A*	19,800	25,544
East China Engineering Science and Technology Co. Ltd., Class A	4,800	12,601
Far East Cable Co. Ltd., Class A*	7,800	10,226
Feilo Acoustics Co. Ltd., Class A	19,800	19,713
Fenghua Advanced Technology Holding Co. Ltd., Class A	14,400	13,669
Foshan Electrical and Lighting Co. Ltd., Class A	13,800	20,389
Fujian Longking Co. Ltd., Class A	9,000	34,013
Gansu Qilianshan Cement Group Co. Ltd., Class A	16,200	16,259
Gem-Year Industrial Co. Ltd., Class A*	8,400	10,394
Guangdong Goworld Co. Ltd., Class A	8,400	15,342
Guangdong Tapai Group Co. Ltd., Class A	9,600	9,420
Guangzhou Baiyun International Airport Co. Ltd., Class A	12,000	13,407
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A*	9,600	20,392
Guizhou Space Appliance Co. Ltd., Class A	5,400	12,603
Guodian Nanjing Automation Co. Ltd., Class A	8,400	6,777
Hafei Aviation Industry Co. Ltd., Class A	4,800	19,462
Hainan Strait Shipping Co. Ltd., Class A	4,800	6,523
Hang Zhou Great Star Industrial Co. Ltd., Class A	7,800	11,037
Hangzhou Boiler Group Co. Ltd., Class A	2,400	4,245
Hangzhou Hangyang Co. Ltd., Class A	6,600	6,677

	Number of Shares	Value

Industrial (Continued)
Han’s Laser Technology Co. Ltd., Class A*	19,200	$53,690
Harbin Boshi Automation Co. Ltd., Class A	3,000	11,563
Hefei Meiya Optoelectronic Technology, Inc., Class A	3,600	20,002
Henan Pinggao Electric Co. Ltd., Class A*	18,000	35,957
Hengdian Group DMEGC Magnetics Co. Ltd., Class A*	5,400	15,559
Hongfa Technology Co. Ltd., Class A*	4,200	13,876
Huagong Tech Co. Ltd., Class A	16,800	22,885
Huaxin Cement Co. Ltd., Class A	7,800	14,108
Hunan Corun New Energy Co. Ltd., Class A*	6,546	25,462
Jiangsu Hengli Highpressure Oil Cylinder Co. Ltd., Class A	4,800	6,969
Jiangsu Jianghuai Engine Co. Ltd., Class A	22,800	15,511
Jiangsu Shagang Co. Ltd., Class A*	12,600	8,088
Jiangsu Sunrain Solar Energy Co. Ltd., Class A	4,200	8,847
Jiangsu Wuzhong Industrial Co., Class A*	16,800	27,940
Jihua Group Corp. Ltd., Class A	40,800	16,262
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A	21,000	35,766
Kaile Science & Technology Co. Ltd. Hubei, Class A*	11,400	12,244
Keda Clean Energy Co. Ltd., Class A	14,441	39,758
Long Yuan Construction Group Co. Ltd., Class A	15,000	7,851
Ningxia Building Materials Group Co. Ltd., Class A	7,800	9,302
North Electro-Optic Co. Ltd., Class A*	1,800	5,956
North Navigation Control Technology Co. Ltd., Class A	9,600	17,964
ORG Packaging Co. Ltd., Class A	4,800	16,581
Qingdao Hanhe Cable Co. Ltd., Class A	5,400	5,705
Rongxin Power Electronic Co. Ltd., Class A	9,600	11,264
Shandong Jinjing Science & Technology Co. Ltd., Class A*	26,400	12,593
Shandong Molong Petroleum Machinery Co. Ltd., Class A	4,200	5,499
Shanghai Aerospace Automobile Electromechanical Co., Class A*	19,800	22,186
Shanghai Diesel Engine Co. Ltd., Class A	4,200	6,857
Shanghai Feilo Co. Ltd., Class A	19,800	25,291
Shanghai Guangdian Electric Group Co. Ltd., Class A	15,000	8,668
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	8,400	21,231
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	10,899	17,428
Shanghai Tunnel Engineering Co. Ltd., Class A*	13,800	22,665
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	43,800	22,786
Shanghai Zhixin Electric Co. Ltd., Class A*	10,800	28,870
Shantui Construction Machinery Co. Ltd., Class A*	26,400	12,086
Shengyi Technology Co. Ltd., Class A	22,800	19,744
Shenzhen Desay Battery Technology Co., Class A	3,000	20,029

See Notes to Financial Statements.	20

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (Continued)

May 31, 2014

	Number of Shares	Value

Industrial (Continued)
Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd., Class A	13,800	$25,337
Shenzhen Hifuture Electric Co. Ltd., Class A*	10,200	11,511
Shenzhen Hongtao Decoration Co. Ltd., Class A	9,600	12,247
Shenzhen Tagen Group Co. Ltd., Class A	10,200	12,229
Shenzhen Yantian Port Holding Co. Ltd., Class A*	20,400	17,405
Shuangliang Eco-Energy Systems Co. Ltd., Class A	8,400	13,365
Sichuan Road & Bridge Co. Ltd., Class A	12,000	10,238
Sichuan Shuangma Cement Co. Ltd., Class A*	4,800	4,041
Sieyuan Electric Co. Ltd., Class A	9,600	15,136
Sinotrans Air Transportation Development Co. Ltd., Class A	9,600	18,686
SUFA Technology Industry Co.Ltd. CNNC, Class A*	3,600	10,701
Suzhou Anjie Technology Co. Ltd., Class A	1,800	10,790
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	4,200	13,876
Telling Telecommunication Holding Co. Ltd., Class A*	15,000	20,889
Tianjin Benefo Tejing Electric Co. Ltd., Class A	4,800	7,845
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	11,400	13,832
Tianma Bearing Group Co. Ltd., Class A	15,600	10,762
Tianma Microelectronics Co. Ltd., Class A	7,800	15,519
Tongfang Guoxin Electronics Co. Ltd., Class A	3,000	23,103
Wolong Electric Group Co. Ltd., Class A*	15,000	16,543
Wuhan Kaidi Electric Power Co. Ltd., Class A*	19,800	18,129
WUS Printed Circuit Kunshan Co. Ltd., Class A*	15,000	8,692
Xiamen Faratronic Co. Ltd., Class A	3,000	14,421
Xiamen XGMA Machinery Co. Ltd., Class A	15,000	8,668
Xiangtan Electric Manufacturing Co. Ltd., Class A*	11,400	16,606
Xinjiang Qingsong Building Materials and Chemicals Group Co Ltd., Class A	18,000	16,049
Xinjiang Tianshan Cement Co. Ltd., Class A*	16,200	17,037
Xinjiang Urban Construction Group Co. Ltd., Class A	14,400	21,344
Yechiu Metal Recycling China Ltd., Class A	4,200	6,293
Yintai Resources Co. Ltd., Class A	11,400	13,978
Zhejiang Crystal-Optech Co. Ltd., Class A	7,800	22,723
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A*	11,400	14,270
Zhejiang Hailiang Co. Ltd., Class A	6,000	11,919
Zhejiang Sanhua Co. Ltd., Class A*	7,800	16,169
Zhejiang Wanma Co. Ltd., Class A*	10,200	11,364
Zhejiang Yankon Group Co. Ltd., Class A	8,460	21,369
Zhongli Science and Technology Group Co. Ltd., Class A	7,800	22,137
Zhongshan Broad Ocean Motor Co. Ltd., Class A	7,800	15,831
Zhuzhou Kibing Group Co. Ltd., Class A	6,600	7,247
Zhuzhou Times New Material Technology Co. Ltd., Class A*	10,800	14,729

		2,061,831

	Number of Shares	Value

Technology — 6.0%
Accelink Technologies Co. Ltd., Class A	1,800	$8,897
Beijing Shiji Information Technology Co. Ltd., Class A	3,000	21,931
Beijing Teamsun Technology Co. Ltd., Class A	13,800	20,189
Bright Oceans Inter-Telecom Corp., Class A	12,000	17,230
China Greatwall Computer Shenzhen Co. Ltd., Class A*	17,400	11,921
EGing Photovoltaic Technology Co. Ltd., Class A	6,600	11,241
Fujian Newland Computer Co. Ltd., Class A	9,600	25,678
Glodon Software Co. Ltd., Class A	5,400	30,945
GRG Banking Equipment Co. Ltd., Class A	12,240	31,211
Hangzhou Silan Microelectronics Co. Ltd., Class A*	16,380	14,919
Hundsun Technologies, Inc., Class A	13,200	58,569
Inspur Electronic Information Industry Co. Ltd., Class A	6,300	37,040
Invengo Information Technology Co. Ltd., Class A	13,800	14,778
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A*	22,800	30,692
Jiangsu Hongtu High Technology Co. Ltd., Class A	24,000	19,669
Mesnac Co. Ltd., Class A	15,600	21,150
Shangdong Geo-Mineral Co. Ltd., Class A*	4,800	7,307
Shanghai Belling Co. Ltd., Class A*	14,400	23,050
Shenghe Resources, Class A*	4,200	11,315
Shenzhen Kaifa Technology Co. Ltd., Class A	15,600	13,384
Taiji Computer Corp. Ltd., Class A	3,600	19,224
Wuhan Guide Infrared Co. Ltd., Class A	4,800	12,739

		463,079

Utilities — 2.3%
An Hui Wenergy Co. Ltd., Class A	8,400	8,726
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	7,200	19,592
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	31,800	21,329
Guangdong Golden Dragon Development, Inc., Class A	12,000	25,912
Guangxi Guiguan Electric Power Co. Ltd., Class A	24,000	10,641
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	34,800	27,295
Shanghai Electric Power Co. Ltd., Class A	16,800	11,644
Xinjiang Tianfu Thermoelectric Co. Ltd., Class A	9,600	13,031
Zhefu Holding Group Co. Ltd., Class A	19,200	19,854
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A*	7,800	9,027
Zhongshan Public Utilities Group Co. Ltd., Class A	8,400	13,405

		180,456

TOTAL COMMON STOCKS (Cost $7,093,606)		7,289,757

TOTAL INVESTMENTS — 94.5% (Cost $7,093,606)		$7,289,757
Other assets less liabilities — 5.5%		420,583

NET ASSETS — 100.0%		$7,710,340

* Non-income producing security.

See Notes to Financial Statements.	21

DBX ETF TRUST

SCHEDULE OF INVESTMENTS

db X-trackers Harvest MSCI All China Equity Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 50.6%
Basic Materials — 0.9%
Aluminum Corp. of China Ltd., Class H*	12,562	$4,488
China BlueChemical Ltd., Class H	5,643	3,021
CITIC Pacific Ltd.	5,232	9,137
Jiangxi Copper Co. Ltd., Class H	4,200	6,956
Kingboard Chemical Holdings Ltd.	2,124	3,983
Lee & Man Paper Manufacturing Ltd.	4,396	2,189
Nine Dragons Paper Holdings Ltd.	5,203	3,382
Sinopec Shanghai Petrochemical Co. Ltd., Class H	11,131	2,742
Yingde Gases Group Co. Ltd.	3,497	3,825
Zijin Mining Group Co. Ltd., Class H	19,141	4,419

		44,142

Communications — 13.7%
Baidu, Inc., ADR*	876	145,416
China Communications Services Corp. Ltd., Class H	7,618	3,616
China Mobile Ltd.	19,276	188,585
China Telecom Corp. Ltd., Class H	44,218	22,243
China Unicom (Hong Kong) Ltd.	15,156	22,677
Ctrip.com International, Ltd., ADR*	423	23,443
NetEase, Inc., ADR	256	18,217
Qihoo 360 Technology Co. Ltd., ADR*	208	19,101
SINA Corp.*	220	9,858
Sohu.com, Inc.*	98	5,660
Tencent Holdings Ltd.	16,333	230,260
Youku Tudou, Inc., ADR*	416	8,112
ZTE Corp., Class H*	2,005	3,869

		701,057

Consumer, Cyclical — 2.8%
Air China Ltd., Class H	5,815	3,323
Anta Sports Products Ltd.	3,180	4,676
Belle International Holdings Ltd.	14,781	14,661
Brilliance China Automotive Holdings Ltd.	9,608	15,937
Byd Co. Ltd., Class H*	1,642	8,048
China Resources Enterprise Ltd.	3,829	10,742
Dongfeng Motor Group Co. Ltd., Class H	8,644	13,268
Geely Automobile Holdings Ltd.*	16,820	6,292
Golden Eagle Retail Group Ltd.	1,747	2,134
GOME Electrical Appliances Holding Ltd.	32,213	5,401
Great Wall Motor Co. Ltd., Class H	3,292	13,503
Guangzhou Automobile Group Co. Ltd., Class H	7,052	7,431
Haier Electronics Group Co. Ltd.	3,288	7,693
Intime Retail Group Co. Ltd.	3,836	3,726
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,196	4,130
Shenzhou International Group Holdings Ltd.	1,782	6,217
Sun Art Retail Group Ltd.	7,599	8,929
Weichai Power Co. Ltd., Class H	1,548	5,779
Zhongsheng Group Holdings Ltd.	2,052	2,573

		144,463

Consumer, Non-cyclical — 3.4%
Biostime International Holdings Ltd.	575	3,879
China Agri-Industries Holdings Ltd.	6,687	2,760
China Huishan Dairy Holdings Co. Ltd.*	18,363	4,358
China Mengniu Dairy Co. Ltd.	4,365	21,423

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
CSPC Pharmaceutical Group Ltd.	4,705	$3,708
Hengan International Group Co. Ltd.	2,354	24,973
Jiangsu Expressway Co. Ltd., Class H	3,893	4,675
New Oriental Education & Technology Group, Inc., ADR	439	11,335
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,002	5,837
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,285	4,773
Sihuan Pharmaceutical Holdings Group Ltd.	6,605	7,872
Sino Biopharmaceutical Ltd.	9,447	7,701
Sinopharm Group Co. Ltd., Class H	3,167	8,598
Tingyi Cayman Islands Holding Corp.	6,240	17,787
Tsingtao Brewery Co. Ltd., Class H	1,147	9,025
Uni-President China Holdings Ltd.	4,129	3,206
Want Want China Holdings Ltd.	18,944	26,438
Zhejiang Expressway Co. Ltd., Class H	4,568	4,525

		172,873

Diversified — 0.2%
China Merchants Holdings International Co. Ltd.	3,623	10,701

Energy — 6.9%
China Coal Energy Co. Ltd., Class H	13,085	7,460
China Longyuan Power Group Corp., Class H	9,578	10,649
China Oilfield Services Ltd., Class H	5,771	14,232
China Petroleum & Chemical Corp., Class H	81,297	73,716
China Shenhua Energy Co. Ltd., Class H	10,829	29,681
CNOOC Ltd.	56,906	97,621
GCL-Poly Energy Holdings Ltd.*	32,068	9,969
Kunlun Energy Co. Ltd.*	10,275	16,752
PetroChina Co. Ltd., Class H	67,230	80,212
Sinopec Engineering Group Co. Ltd., Class H	3,724	4,294
Yanzhou Coal Mining Co. Ltd., Class H	5,928	4,672

		349,258

Financial — 17.4%
Agile Property Holdings Ltd.	4,438	3,435
Agricultural Bank of China Ltd., Class H	68,558	30,596
Bank of China Ltd., Class H	253,133	120,478
Bank of Communications Co. Ltd., Class H	27,890	18,670
China Cinda Asset Management Co. Ltd., Class H*	13,002	6,205
China CITIC Bank Corp. Ltd., Class H	26,081	15,172
China Construction Bank Corp., Class H	229,822	168,670
China Everbright Bank Co. Ltd., Class H*	8,754	3,873
China Everbright Ltd.	2,684	3,801
China Life Insurance Co. Ltd., Class H	23,710	65,139
China Merchants Bank Co. Ltd., Class H	14,628	26,943
China Minsheng Banking Corp. Ltd., Class H	16,569	17,011
China Overseas Land & Investment Ltd.	13,020	33,923
China Pacific Insurance Group Co. Ltd., Class H	8,401	28,065
China Resources Land Ltd.	6,502	13,167
China Taiping Insurance Holdings Co. Ltd.*	2,709	4,724
Chongqing Rural Commercial Bank, Class H*	8,009	3,698
CITIC Securities Co. Ltd., Class H	3,378	7,285
COSCO Pacific Ltd.	5,568	7,354

See Notes to Financial Statements.	22

DBX ETF TRUST

SCHEDULE OF INVESTMENTS

db X-trackers Harvest MSCI All China Equity Fund (Continued)

May 31, 2014

	Number of Shares	Value

Financial (Continued)
Country Garden Holdings Co. Ltd.	14,702	$6,181
Evergrande Real Estate Group Ltd.	18,559	8,210
Far East Horizon Ltd.	4,196	2,852
Franshion Properties China Ltd.	11,673	3,493
Guangzhou R&F Properties Co. Ltd., Class H	3,235	4,448
Haitong Securities Co. Ltd., Class H	4,280	6,393
Industrial & Commercial Bank of China Ltd., Class H	235,078	152,818
Longfor Properties Co. Ltd.	4,334	5,484
New China Life Insurance Co. Ltd., Class H	2,636	8,245
New World China Land Ltd.	8,290	6,897
People’s Insurance Co. (Group) of China Ltd., Class H	20,854	8,392
PICC Property & Casualty Co. Ltd., Class H	10,084	14,854
Ping An Insurance Group Co. of China Ltd., Class H	6,481	50,115
Poly Property Group Co. Ltd.	6,384	2,907
Shanghai Industrial Holdings Ltd.	1,553	4,797
Shimao Property Holdings Ltd.	4,426	8,917
Shui On Land Ltd.	11,468	2,988
Sino-Ocean Land Holdings Ltd.	10,443	5,496
Soho China Ltd.	5,885	4,623
Yuexiu Property Co. Ltd.	16,334	3,244

		889,563

Industrial — 2.6%
AAC Technologies Holdings, Inc.	2,347	13,849
Anhui Conch Cement Co. Ltd., Class H	3,934	14,158
AviChina Industry & Technology Co. Ltd., Class H	6,757	3,652
BBMG Corp., Class H	3,726	2,513
Beijing Capital International Airport Co. Ltd., Class H	4,790	3,287
China Communications Construction Co. Ltd., Class H	14,107	9,425
China COSCO Holdings Co. Ltd., Class H*	8,210	3,198
China Everbright International Ltd.	7,857	10,002
China International Marine Containers Group Co. Ltd., Class H	1,595	2,835
China National Building Material Co. Ltd., Class H	9,173	8,294
China Railway Construction Corp. Ltd., Class H	6,284	5,317
China Railway Group Ltd., Class H	12,734	5,929
China Resources Cement Holdings Ltd.	6,244	3,938
China Shipping Container Lines Co. Ltd., Class H*	11,945	2,881
China State Construction International Holdings Ltd.	5,575	9,651
CSR Corp. Ltd., Class H	6,449	4,775
Fosun International Ltd.	5,514	6,508
Haitian International Holdings Ltd.	2,033	4,458
Shanghai Electric Group Co. Ltd., Class H	8,998	3,250
Yangzijiang Shipbuilding Holdings Ltd.	6,113	4,922
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,656	4,870
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,328	2,881

		130,593

	Number of Shares	Value

Technology — 0.8%
CITIC 21CN Co. Ltd.*	7,812	$6,237
Hanergy Solar Group Ltd.*	36,270	5,286
Kingsoft Corp. Ltd.	2,072	6,267
Lenovo Group Ltd.	19,890	24,629

		42,419

Utilities — 1.9%
Beijing Enterprises Holdings Ltd.	1,621	13,852
Beijing Enterprises Water Group Ltd.	13,790	8,822
China Gas Holdings Ltd.	6,363	10,292
China Resources Gas Group Ltd.	2,834	8,682
China Resources Power Holdings Co. Ltd.	6,107	16,030
Datang International Power Generation Co. Ltd., Class H	8,451	3,281
ENN Energy Holdings Ltd.*	2,415	17,085
Guangdong Investment Ltd.	7,953	8,822
Huaneng Power International, Inc., Class H	10,196	10,771

		97,637

TOTAL COMMON STOCKS (Cost $2,509,649)		2,582,706

EXCHANGE—TRADED FUNDS — 49.2%
db X-trackers Harvest CSI 300 China A-Shares Fund*(a) (Cost $2,504,510)	114,107	2,508,528

RIGHTS — 0.0% (b)
Consumer, Non-cyclical — 0.0% (b)
Uni-President China Holdings Ltd.*, expires 7/17/2014 (Cost $0)	707	133

Diversified — 0.0% (b)
China Merchants Holdings International Co. Ltd.*, expires 7/05/2014 (Cost $0)	1,115	0

		133

TOTAL INVESTMENTS — 99.8% (Cost $5,014,159)		$5,091,367
Other assets less liabilities — 0.2%		11,287

NET ASSETS — 100.0%		$5,102,654

ADR – American Depositary Receipt.

* Non-income producing security.

(a) Affiliated fund advised by DBX Advisors LLC.

(b) Less than 0.1%.

See Notes to Financial Statements.	23

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2014

	db X-trackers Harvest CSI 300 China A-Shares Fund	db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	db X-trackers Harvest MSCI All China Equity Fund
Assets
Investments in non-affiliated securities at fair value	$151,997,257	$7,289,757	$2,582,839
Investments in affiliated securities at fair value (See Note 5)	—	—	2,508,528
Cash	31,544	1,205	—
Foreign currency at value	1,101,762 †	423,555	2,155
Receivables:
Dividends and interest	390	—	13,554
Investment securities sold	—	—	76,873

Total Assets	$153,130,953	$7,714,517	$5,183,949

Liabilities
Deferred foreign taxes payable	$59,294	$2,340	$—
Payables:
Due to authorized participants	179,823	—	—
Due to custodian	—	—	31,307
Investment advisory fees	99,299	1,837	1,498
Investment securities purchased	—	—	48,490

Total Liabilities	338,416	4,177	81,295

Net Assets	$152,792,537	$7,710,340	$5,102,654

Net Assets Consist of
Paid-in capital	$178,828,842	$7,514,273	$5,011,536
Undistributed net investment income (loss)	(652,661)	4,766	14,305
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,870,070)	(1,919)	(390)
Net unrealized appreciation (depreciation) on investments and foreign currency translations (net of deferred foreign taxes of $55,586, $2,340 and $0 respectively)	(17,513,574)	193,220	77,203

Net Assets	$152,792,537	$7,710,340	$5,102,654

Number of Common Shares outstanding	6,950,001	300,001	200,001

Net Assets Value	$21.98	$25.70	$25.51

Investments in non-affiliated securities at cost	$169,453,537	$7,093,606	$2,509,649

Investments in affiliated securities at cost	$—	$—	$2,504,510

Foreign currency at cost	$1,103,470	$424,146	$2,155

†	Included in foreign currency at value is $89,639 which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	24

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Period Ended May 31, 2014

	db X-trackers Harvest CSI 300 China A-Shares Fund[1]		db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund[2]	db X-trackers Harvest MSCI All China Equity Fund[3]
Investment Income
Unaffiliated interest income	$7,327		$—	$—
Unaffiliated dividend income*	503,305		7,738	15,716

Total Investment Income	510,632		7,738	15,716

Expenses
Advisory fees	769,829		1,837	3,110
Trustee fees	5,379		—	—
Interest expense	144,400		—	—

Total Expenses	919,608		1,837	3,110

Less fees waived (See Note 3):
Waiver	(38,532)		—	(1,561)

Net Expenses	881,076		1,837	1,549

Net Investment Income (Loss)	(370,444)		5,901	14,167

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,855,796	)**	601	(261)
Investments in affiliates	—		—	(222)
In-kind redemptions	—		—	30,049
In-kind redemptions in affiliates	—		—	18,244
Foreign currency transactions	(606,425)		(3,655)	(47)

Net realized gain (loss)	(8,462,221)		(3,054)	47,763
Net change in unrealized appreciation (depreciation) on:
Investments	(17,511,866	)***	193,809 ***	77,208
Foreign currency translations	(1,708)		(589)	(5)

Net change in unrealized appreciation (depreciation)	(17,513,574)		193,220	77,203

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(25,975,795)		190,166	124,966

Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,346,239)		$196,067	$139,133

* Foreign tax withheld	$56,270		$860	$710

** Net of deferred foreign taxes	$3,708		$—	$—

*** Net of deferred foreign taxes	$55,586		$2,340	$—

[1]	For the period November 6, 2013 (commencement of operations) through May 31, 2014.
[2]	For the period May 21, 2014 (commencement of operations) through May 31, 2014.
[3]	For the period April 30, 2014 (commencement of operations) through May 31, 2014.

See Notes to Financial Statements.	25

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers Harvest CSI 300 China A-Shares Fund	db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	db X-trackers Harvest MSCI All China Equity Fund
	For the Period November 6, 2013(1) to May 31, 2014	For the Period May 21, 2014(1) to May 31, 2014	For the Period April 30, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(370,444)	$5,901	$14,167
Net realized gain (loss) on investments and foreign currency related transactions	(8,462,221)	(3,054)	47,763
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(17,513,574)	193,220	77,203

Net increase (decrease) in net assets resulting from operations	(26,346,239)	196,067	139,133

Fund Shares Transactions
Proceeds from shares sold	237,857,414	7,514,273	7,493,477
Value of shares redeemed	(58,718,638)	—	(2,529,956)

Net increase (decrease) in net assets resulting from fund share transactions	179,138,776	7,514,273	4,963,521

Total Increase (decrease) in Net Assets	152,792,537	7,710,340	5,102,654

Net Assets
Beginning of period	—	—	—

End of period	$152,792,537	$7,710,340	$5,102,654

Undistributed net investment income (loss)	$(652,661)	$4,766	$14,305

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1
Shares sold	9,500,000	300,000	300,000
Shares redeemed	(2,550,000)	—	(100,000)

Shares outstanding, end of period	6,950,001	300,001	200,001

(1)	Commencement of operations.

See Notes to Financial Statements.	26

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

db X-trackers Harvest CSI 300 China A-Shares Fund	For the Period November 6, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment loss**	(0.05)
Net realized and unrealized loss on investments and foreign currency transactions	(2.97)

Net decrease in net asset value from operations	(3.02)

Net Asset Value, end of period	$21.98

Total Return***	(12.08	)%†

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$152,793
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.92	%††
Expenses, prior to fee waiver and expense reimbursements	0.96	%††
Net investment loss	(0.38	)%††
Portfolio turnover rate	42	%†††

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	For the Period May 21, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.68

Net increase in net asset value from operations	0.70

Net Asset Value, end of period	$25.70

Total Return***	2.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,710
Ratios to average net assets:
Expenses	0.80	%††
Net investment income	2.57	%††
Portfolio turnover rate	0	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††	Annualized.
†††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	27

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers Harvest MSCI All China Equity Fund	For the Period April 30, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.06
Net realized and unrealized gain on investments and foreign currency transactions	0.45

Net increase in net asset value from operations	0.51

Net Asset Value, end of period	$25.51

Total Return***	2.04	%†

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,103
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.30	%††
Expenses, prior to fee waiver and expense reimbursements	0.60	%††
Net investment income	2.73	%††
Portfolio turnover rate	2	%†††

*	Commencement of Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
††	Annualized.
†††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	28

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2014, the Trust consists of seventeen non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

db X-trackers Harvest CSI 300 China A-Shares Fund
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund
db X-trackers Harvest MSCI All China Equity Fund

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
db X-trackers Harvest CSI 300 China A-Shares Fund	CSI 300 Index
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	CSI 500 Index
db X-trackers Harvest MSCI All China Equity Fund	MSCI All China Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six months.

MSCI is the creator of the MSCI All China Index. The MSCI All China Index captures large and mid-cap representation across all China securities listed in China and Hong Kong as well as in the U.S. and Singapore. The Underlying Index includes: A shares, B shares, H shares, Red chips and P chips share classes as well as securities of Chinese Companies listed in the U.S. and Singapore. With over 600 constituents, the Underlying index is comprehensive, aiming to cover the global large and mid-cap China equity opportunity set. The MSCI All China Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI, CSI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

The Funds invest in securities of non-U.S. issuers that trade in non-U.S. Markets, this involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets;

29

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

30

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2014. For the period ended May 31, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 5/31/2014
db X-trackers Harvest CSI 300 China A-Shares Fund
Investments in Securities*
Common Stocks	$151,967,004	$—	$—	$151,967,004
Convertible Bonds	—	—	30,253	30,253

Total Investments	$151,967,004	$—	$30,253	$151,997,257

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund
Investments in Securities*
Common Stocks	$7,289,757	$—	$—	$7,289,757

Total Investments	$7,289,757	$—	$—	$7,289,757

db X-trackers Harvest MSCI All China Equity Fund
Investments in Securities*
Common Stocks	$2,582,706	$—	$—	$2,582,706
Exchange-Traded Funds	2,508,528	—	—	2,508,528
Rights	133	0	—	133

Total Investments	$5,091,367	$0	$—	$5,091,367

*	See Schedule of Investments for Industry Classification.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for the current tax year and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended May 31, 2014, the Funds did not incur any interest or penalties.

31

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ investments in China A-Shares (including the db X-trackers Harvest MSCI All China Equity Fund though its investment in db X-trackers Harvest CSI 300 China A-Shares Fund) will be subject to a number of Chinese tax rules and the application of many of those rules is at present uncertain. Chinese taxes that may apply to the Funds’ investments include withholding taxes on dividends and interest earned by the Funds, withholding taxes on capital gains, business tax and stamp tax.

China generally imposes withholding tax at a rate of 10% on dividends and interest derived by Qualified Foreign Institutional Investors (“QFII”) from issuers resident in China, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an Renminbi Qualified Foreign Institutional Investor (“RQFII”), but it is expected that the authorities requiring such withholding with respect to QFIIs and nonresident enterprises generally would be followed in the case of an RQFII that is not a PRC resident for tax purposes and does not have a place of business, an establishment or a permanent establishment in the People’s Republic of China (“PRC”). It is generally expected that such taxes will be withheld by the payor.

China also generally imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in China, subject to any lower rate provided by an applicable tax treaty. There is no direct authority on the application of this tax to an RQFII, nor on the methodology for calculating and collecting the tax. The Chinese tax authorities are not currently enforcing the collection of withholding tax on capital gains, and at present such taxes likely will not be collected through withholding. However, the tax authorities may at any time begin to seek collection of such taxes, including, potentially, on a retrospective basis without prior warning. The imposition of such taxes, particularly on a retrospective basis, could have a material adverse effect on the Funds’ returns.

db X-trackers Harvest CSI 300 China A-Shares Fund and db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund intend to reserve a portion of realized and/or unrealized gains from investments in A-Shares of “land-rich” enterprises to meet certain tax liabilities that may be imposed by the PRC. Land-rich enterprises are companies that have greater than 50% of their assets in land or real properties in the PRC. The Fund’s withholding provision with respect to such investments may be excessive or inadequate to meet liabilities for those withholding taxes. In addition, if the PRC begins applying tax rules regarding the taxation of income from A-Shares investments to RQFIIs and/or begins collecting capital gains taxes on such investments, the Funds could be subject to withholding tax liability in excess of the amount reserved. The impact of any such tax liability on the Funds’ return could be substantial.

In the absence of specific guidance, RQFIIs such as the Sub-Adviser may be potentially subject to PRC business tax at a rate of 5% in respect of capital gains derived from the trading of A-Shares. Existing guidance provides a business tax exemption for QFIIs in respect of their gains derived from the trading of PRC securities, but does not explicitly apply to RQFIIs. In practice, the Chinese tax authorities have not actively enforced the collection of business tax on such gains.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may adversely affect the Fund and its shareholders. The applicability of reduced treaty rates of withholding in the case of an RQFII acting for a foreign investor such as the Funds is also uncertain.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

32

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

Harvest Global Investments Ltd. acts as investment sub-advisor (the “Sub-Advisor”) to the db X-trackers Harvest CSI 300 China A-Shares Fund and the db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisor from time to time.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Management Fee
db X-trackers Harvest CSI 300 China A-Shares Fund	0.80%
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	0.80%
db X-trackers Harvest MSCI All China Equity Fund	0.60%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, extraordinary expenses and for the db X-trackers Harvest CSI 300 China A-Shares Fund, expenses of the Independent Trustees through February 6, 2014.

For the period November 6, 2013 (commencement of operations) through January 12, 2014, the Advisor had contractually agreed to waive fees for the db X-trackers Harvest CSI 300 China A-Shares Fund in order to limit the Fund’s net annual operating expenses to 0.90% of the Fund’s average daily net assets, except for interest expense, brokerage expenses, distribution fees or expenses, litigation expenses and any other extraordinary expenses.

Effective January 13, 2014 through January 12, 2015, the Advisor has contractually agreed to waive fees for the db X-trackers Harvest CSI 300 China A-Shares Fund in order to limit the Fund’s net annual operating expenses to 0.80% of the Funds average daily net assets, except for interest expense, brokerage expenses, distribution fees or expenses, litigation expenses and any other extraordinary expenses.

The Advisor for the db X-trackers Harvest MSCI All China Equity Fund has contractually agreed to waive fees and/or reimburse the Fund’s expenses in order to limit the Fund’s net annual operating expenses by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the period ended May 31, 2014, the Advisor reimbursed $1,561 of expenses to the Fund. The Expense Limit will remain in effect until at least May 1, 2016.

The Advisor pays the Sub-Advisor a fee based on a percentage of the average daily net assets for each of the Funds listed below:

Fund	Sub-Advisor Fee
db X-trackers Harvest CSI 300 China A-Shares Fund (through May 19, 2014)	0.40%
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	0.30%

Effective May 20, 2014, for the db X-trackers Harvest CSI 300 China A-Shares Fund, the Advisor pays the Sub-Advisor a fee based on 0.30% of the average daily net assets.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

33

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Advisor pays retainer fees to each Trustee not affiliated with the Advisor, plus a specified amount to the Audit Committee. For the period November 6, 2013 (commencement of operations) through February 6, 2014, the db X-trackers Harvest CSI 300 China A-Shares Fund paid the fees and expenses of the Independent Trustees.

4. Federal Income Taxes

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2014, the Funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Late Year Ordinary Losses
db X-trackers Harvest CSI 300 China A-Shares Fund	$6,941,534	$652,661
db X-trackers Harvest MSCI All China Equity Fund	210	—

As of May 31, 2014, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income (Loss)	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db X-trackers Harvest CSI 300 China A-Shares Fund	$(652,661)	$(6,941,534)	$(18,442,110)	$(26,036,305)
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	5,367	—	190,700	196,067
db X-trackers Harvest MSCI All China Equity Fund	14,305	(210)	77,023	91,118

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss), Passive Foreign Investment Companies (“PFICs”), net operating losses and redemptions-in-kind. For the period ended May 31, 2014, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db X-trackers Harvest CSI 300 China A-Shares Fund	$(282,217)	$592,151	$(309,934)
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	(1,135)	1,135	—
db X-trackers Harvest MSCI All China Equity Fund	138	(48,153)	48,015

As of May 31, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers Harvest CSI 300 China A-Shares Fund	$170,373,861	$(18,376,604)	$2,075,037	$(20,451,641)
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund	7,096,126	193,631	243,254	(49,623)
db X-trackers Harvest MSCI All China Equity Fund	5,014,339	77,028	100,809	(23,781)

34

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Investments in Affiliates

The db X-trackers Harvest CSI 300 China A-Shares Fund in which the db X-trackers Harvest MSCI All China Equity Fund invests is considered to be an affiliate investment. The table below shows the transactions in and earnings from the Fund’s investments in db X-trackers Harvest CSI 300 China A-Shares Fund for the period ended May 31, 2014.

	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/14	Dividend Income
db X-trackers Harvest CSI 300 China A-Shares Fund	$3,796,733	$(1,310,106)	$3,879	$18,022	$2,508,528	$—

6. Investment Portfolio Transactions

For the period ended May 31, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db X-trackers Harvest CSI 300 China A-Shares Fund[1]	$250,107,616	$72,806,304
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund[2]	7,094,733	1,728
db X-trackers Harvest MSCI All China Equity Fund[3]	6,384,730	118,433

For the period ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers Harvest MSCI All China Equity Fund[3]	$1,230,063	$2,529,911

1	For the period November 6, 2013 through May 31, 2014.
2	For the period May 21, 2014 through May 31, 2014.
3	For the period April 30, 2014 through May 31, 2014.

7. Fund Share Transactions

As of May 31, 2014, there were unlimited Fund shares of $0.0001 par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of db X-trackers Harvest MSCI All China Equity Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for db X-trackers Harvest CSI 300 China A-Shares Fund and db X-trackers CSI 500 China A-Shares Small Cap Fund are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Line of Credit

Effective October 24, 2013 the Trust entered into a senior unsecured credit facility with a commercial bank which allows the db X-trackers Harvest CSI 300 China A-Shares Fund, db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund and certain other funds managed by the Advisor to borrow up to $100 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. In addition, upfront commitment fees, including arrangement, administrative and legal fees, were paid by the db X-trackers Harvest CSI 300 China A-Shares Fund and are also included with “interest expense” in the Statement of Operations. The Funds had no outstanding loans at May 31, 2014.

35

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

9. Fund Name Change

Effective August 11, 2014, the “db X-trackers Funds” will be rebranded “Deutsche X-trackers ETFs.” As a result the Funds will be renamed as follows:

Current Fund Name	New Fund Name
db X-trackers Harvest CSI 300 China A-Shares Fund	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund db X-trackers Harvest MSCI All China Equity Fund	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF Deutsche X-trackers Harvest MSCI All China Equity ETF

36

DBX ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of db X-trackers Harvest CSI 300 China A-Shares Fund, db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund and db X-trackers Harvest MSCI All China Equity Fund (the “Funds” within DBX ETF Trust), as of May 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db X-trackers Harvest CSI 300 China A-Shares Fund, db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund and db X-trackers Harvest MSCI All China Equity Fund at May 31, 2014, the results of their operations, changes in their net assets and financial highlights for each of the periods therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 24, 2014

37

DBX ETF Trust

OFFICERS AND TRUSTEES (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees:
J. David Officer Age: 65 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (1998-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	17

Ilex Partners (Asia), LLC; Old Westbury Funds: & MAN Long/Short Fund; GLG Investment Series Trust; The Dreyfus Corporation; MBSC Securities Corporation; Dreyfus Services Corporation; MBSC, LLC; Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Mellon Residential Funding Corp.; Mellon United National Bank; Laurel Capital Advisors; Mellon United National Bank; Dreyfus Founders Funds, Inc.; Founders Asset Management.

Stephen R. Byers Age: 60 60 Wall Street New York, New York 10005	Trustee, Member and Chairman of the Audit and Nominating Committees	Since 2011	Retired. Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	17	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 49 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010); and Vice President, Finance and Government Affairs, Secretary and Treasurer, Elusys Therapeutics, Inc. (2000-2007).	17	Celldex Therapeutics.

38

DBX ETF Trust

OFFICERS AND TRUSTEES (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee/Officers:*
Alex Depetris Age: 34 60 Wall Street New York, New York 10005	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	22	Director, Chairman of the Board of db-X Exchange Traded Funds Inc. and DBX ETF Trust.
Martin Kremenstein Age: 37 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Managing Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006.	N/A	N/A
Michael Gilligan Age: 47 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Advisors LLC, DBX Strategic Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse, 2007-2008.	N/A	N/A
Frank Gecsedi Age: 46 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).	N/A	N/A

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com

39

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT

ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

db X-trackers Harvest CSI 300 China A-Shares Fund

At a special meeting held on July 25, 2013, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the Investment Advisory Agreement and the Sub-Investment Advisory Agreements relating to db X-trackers Harvest CSI 300 China A-Shares Fund.

In reaching these decisions with, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders (including the investment performance of the Sub-Adviser’s fund clients); (2) the performance of the Sub-Adviser with respect to its management of other comparable funds generally, as well as the Sub-Adviser’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (4) the competitiveness of the advisory fee and the sub-advisory fee; (5) the total cost of the services to be provided by and the profits that could be realized by the Adviser and the Sub-Adviser from their relationships with the Fund; and (6) the extent to which economies of scale would be realized as the Fund grows, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreements and the Sub-Investment Advisory Agreements (together, the “Agreements”) and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under the Agreements. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role to be played by the Adviser in working with the Sub-Adviser to manage the Fund’s portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board also considered the Sub-Adviser’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, including those with comparable investment strategies. The Board considered the professional experience and qualifications of the Sub-Adviser’s senior management and key professional personnel, as well as the Sub-Adviser’s depth and breadth of experience in managing investment portfolios consisting of index-based portfolios and the type of securities in which the Fund invests. The Board gave special consideration to the Sub-Adviser’s experience and capabilities in managing portfolios comprised of non-U.S. equity securities, and their techniques for tracking an index while minimizing index tracking error. In addition, the Board considered the Sub-Adviser’s operational capabilities and resources.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreements are reasonable and appropriate in relation to the fees to be paid to the Adviser. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program. Additionally, based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Sub-Advisers under the Sub-Advisory Agreements are reasonable and appropriate in relation to the fees to be paid to each Sub-Adviser, taking special consideration of the fact that the fees to be paid to each Sub-Adviser are payable by the Adviser and not the Fund.

40

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT

ADVISORY AND SUB-ADVISORY CONTRACTS (Continued)

Performance of the Sub-Advisers; the Sub-Advisers’ Financial Resources.    The Board noted that operations had not commenced and there is no performance history. The Board considered each Sub-Adviser’s performance in managing other similar index-based portfolios and its ability to minimize tracking error for such portfolios. The Board concluded that, given each Sub-Adviser’s capabilities and experience managing other index-based portfolios, each Sub-Adviser should be able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered each Sub-Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Sub-Adviser had the financial resources necessary to perform its obligations under the respective Sub-Investment Advisory Agreement.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreements, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreements.

Competitiveness of Fees.    The Board considered the competitiveness of the Fund’s fee to other comparable exchange-traded funds (ETFs), and noted that the Fund’s fee is competitive with the fees of its respective peer group. Based on its review, the Board concluded that each advisory fee and sub-advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Fund, and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that the Adviser, not the Fund, paid the Sub-Adviser a flat fee of 0.40%.

Given the costs of the services to be provided by and the profits that could be realized by the Adviser in connection with the management of the Fund, the Board determined that the amount of potential profit was fair.

Economies of Scale.    The Board noted that at the current fee rate the Fund would not experience economies of scale. The Board determined to review economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that each Investment Advisory Agreement and Sub-Advisory Agreement was fair and reasonable and they were unanimously approved.

db X-trackers Harvest MSCI All China Equity Fund and

db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund

At a special meeting held on July 25, 2013, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the Investment Advisory Agreement, pursuant to which the Adviser provides investment advisory and management services to the db X-trackers Harvest MSCI All China Equity Fund (“CN”) and db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund (“ASHS”) (together, the “Funds”), and the Sub-Advisory Agreement (together, the “Agreements”), pursuant to which the Sub-Adviser provides day-to-day management of ASHS’s investments. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including, with respect to ASHS, the investment performance of the Sub-Adviser’s fund clients); (2) with respect to ASHS, the performance of the Sub-Adviser with respect to its management of China A share ETFs generally, as well as the Sub-Adviser’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (4) the competitiveness of the advisory fees and the sub-advisory fees; (5) the total cost of the services to be provided by and the profits that could be realized by the Adviser and the Sub-Adviser from their relationships with each Fund; and (6) the extent to which economies of scale would be realized as each Fund grows, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under the Agreements. The Board noted that these services include, among

41

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT

ADVISORY AND SUB-ADVISORY CONTRACTS (Continued)

other things, furnishing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by each Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for each Fund’s operation. The Board also considered the role to be played by the Adviser in working with the Sub-Adviser to manage each Fund’s portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to each Fund.

With respect to ASHS, the Board also considered the Sub-Adviser’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, including those which invest in China A shares. The Board considered the professional experience and qualifications of the Sub-Adviser’s senior management and key professional personnel, as well as the Sub-Adviser’s depth and breadth of experience in managing investment portfolios consisting of China A shares. The Board gave special consideration to the Sub-Adviser’s experience and capabilities in managing portfolios comprised of China A shares, and their techniques for tracking an index while minimizing index tracking error. In addition, the Board considered the Sub-Adviser’s operational capabilities and resources.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Funds’ compliance program. Additionally, based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Sub-Adviser to ASHS under the Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Sub-Adviser, taking special consideration of the fact that the fees to be paid to the Sub-Adviser are payable by the Adviser and not the ASHS.

Performance of the Sub-Adviser; the Sub-Adviser’s Financial Resources.    With respect to ASHS, the Board noted that the Fund has not commenced operations and has no performance history, but the Board considered the Sub-Adviser’s performance in managing other similar China A share based portfolios and its ability to minimize tracking error for such portfolios. The Board concluded that, given the Sub-Adviser’s capabilities and experience managing China A share based portfolios, the Sub-Adviser should be able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered the Sub-Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Sub-Adviser had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Competitiveness of Fees.    The Board considered the competitiveness of each Fund’s fee to other U.S. exchange-traded funds (ETFs) with exposure to Chinese equities and other Harvest China A share ETFs and noted that the Fund’s fee was comparable to other funds that invested primarily in China. The Board also noted that the fee to be paid to the Sub-Adviser in respect of the ASHS would be paid by the Adviser and not the Fund.

Based on its review, the Board concluded that the advisory fees and the sub-advisory fee are reasonable in light of the services provided.

42

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT

ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of each Fund’s operations. The Board considered the asset levels at which the Adviser and the Sub-Adviser expect to “break-even” with respect to its operation of the Funds. The Board also noted that the Sub-Adviser was an affiliate of the Adviser and would be paid a fee of one-half the management fee, which currently amounts to 0.40%.

The Board considered that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of each Fund. The Board also considered whether the Sub-Adviser would benefit in other ways from its relationship with the Funds. The Board discussed the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Funds and, with respect to ASHS, the brokers’ and dealers’ provision of brokerage services to the Sub-Adviser. The Board discussed the possible potential benefits the Sub-Adviser might derive from each Fund’s soft dollar arrangements, whereby brokers provide brokerage services to the Fund or the Sub-Adviser in return for allocating fund brokerage.

Given the costs of the services to be provided by and the profits that could be realized by the Adviser and the Sub-Adviser in connection with the management of each Fund, the Board determined that the amount of potential profit for each was fair.

Economies of Scale.    The Board noted that at current asset levels the Funds would not experience economies of scale. The Board determined to review economies of scale on an ongoing basis as fund assets grow.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement and, with respect to ASHS, the Sub-Advisory Agreement were fair and reasonable and they were unanimously approved.

43

DBX ETF Trust

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dbxus.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.dbxus.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

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DBX ETF Trust

PRIVACY POLICY NOTICE (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at WWW.DBXUS.COM. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal.

Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds and may be subject to enhanced risks. Emerging markets, such as China, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, differing auditing and legal standards, the nature and extent of intervention by the Chinese government in the Chinese securities markets; and the potential unavailability of A shares. Any reduction or elimination of access to A shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Fund which may reduce Fund returns. Please read the prospectus for more information. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. The Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the Funds. Index data source: MSCI Inc.

Copyright © 2013 Deutsche Bank AG. All rights reserved. db-X® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured — No Bank Guarantee — May Lose Value

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

Harvest Global investments

31/F, One Exchange Square

8 Connaught Place

Central, Hong Kong

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

R-35360-1 (8/14) DBX974 (8/15)

ANNUAL REPORT

May 31, 2014

DBX ETF Trust

db X-trackers Municipal Infrastructure Revenue Bond Fund (RVNU)

db X-trackers Regulated Utilities Fund (UTLT)

db X-trackers Solactive Investment Grade Subordinated Debt Fund (SUBD)

DBX ETF Trust

TO OUR SHAREHOLDERS: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for db X-trackers Municipal Infrastructure Revenue Bond Fund, db X-trackers Regulated Utilities Fund and db X-trackers Solactive Investment Grade Subordinated Debt Fund, which covers the period ended May 31, 2014.

Market Overview

In the past year, market interest rates reacted strongly to expectations regarding the economy and the potential for the U.S. Federal Reserve Board (Fed) to begin unwinding its extremely accommodative monetary policy.

For example, early in the period, municipal-bond funds began to experience significant outflows as investors found the historically low yields on offer unappealing and sought to minimize exposure to rising interest rates. The negative sentiment intensified when Fed chair Janet Yellen made comments to the effect that the economy had stabilized sufficiently to consider a tapering of long-term bond purchases under the Fed’s quantitative easing program. Overall bond market sentiment soon stabilized to a degree on weaker data, including a downward revision in gross domestic product (GDP) growth that suggested the Fed had ample justification to keep its foot on the monetary pedal. Entering 2014, markets appeared to have become more comfortable with the likely pace of Fed tightening, and bond market rates generally began to drift downward. But, this “stop and go” dynamic with respect to expectations for the Fed repeated itself throughout much of the 12 months ending June 30, 2014.

The municipal bond market faced additional challenges, including negative sentiment from Detroit’s July 2013 bankruptcy filing and ongoing concerns over Puerto Rico’s economic and fiscal outlook. But, as the period progressed, municipals found some support as favorable yields relative to U.S. Treasuries drew demand from both retail institutional investors. Municipal prices were also supported to a degree by a drop-off in new issuance. The result was a strong recovery in municipals over the first few months of 2014, and this continued in the second quarter.

Looking ahead at the outlook for both taxable and tax-free income, it’s important to note that the recent interest-rate declines that have supported bond prices may have been influenced in part by the extreme weather of this past winter, so the markets will closely monitor economic data and the direction and effectiveness of monetary policy.

In the second quarter of 2014, global equities rallied as investors anticipated a snapback in the U.S. economy from its weather-related malaise in the first quarter, while the accommodative monetary policies of global central banks overshadowed geopolitical risk in Iraq and Ukraine. As discussed early, although a revising down of first-quarter U.S. GDP caused the Fed to reduce their 2014 GDP forecast, relatively strong U.S. manufacturing data, improving consumer confidence and a better employment picture had many forecasters looking for an acceleration in economic growth going forward. In addition, the European Central Bank (ECB) stepped up monetary easing by lowering its three main interest rates, and the ECB became the first major central bank in the world to cut a key policy rate to a level below zero.

Deutsche Bank, a leading global banking institution, has managed a successful and growing platform of exchange-traded products since 2006. Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

July 25, 2014

1

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Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gains distributions. A Fund’s net asset value (“NAV”) return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. The most recent month end performance may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

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DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

db X-trackers Municipal Infrastructure Revenue Bond Fund

The db X-trackers Municipal Infrastructure Revenue Bond Fund (“RVNU”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Municipal Infrastructure Revenue Bond Index (“RVNU Index”). RVNU Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. For the period June 4, 2013 (commencement of operations) to May 31, 2014, RVNU returned 3.46%, compared with the RVNU Index return of 3.10%.

Revenue bonds issued in Massachusetts, California and Texas, which averaged nearly half of the RVNU’s weight during the period had the largest positive contribution to returns for the period. Of the 17 U.S. states represented in RVNU during the period, only one, Michigan, contributed negative return. Overall, General revenue-backed as well as Transportation-backed bonds were the largest contributors to positive return from a sector standpoint.

db X-trackers Regulated Utilities Fund

The db X-trackers Regulated Utilities Fund (“UTLT”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Regulated Utilities Index (“UTLT Index”). UTLT Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. A company is considered to be in the regulated utilities sector if its ancillary, non-utility businesses are, or unregulated utilities business does not, represent more than 25% of the company’s earnings before interest, taxes, depreciation and amortization (“EBITDA”). For the period June 4, 2013 (commencement of operations) to May 31, 2014, UTLT returned 15.68%, compared with the UTLT Index return of 15.23%.

The UTLT Index benefitted from positive contributions from overall positive returns in the utility sector during the period. Only five of the 65 securities represented during the period contributed negative returns. The largest positive contributions of returns were provided by Dominion Resources, Inc. and National Grid PLC, which together averaged over ten percent of the UTLT Index weight during the period.

db X-trackers Solactive Investment Grade Subordinated Debt Fund

The db X-trackers Solactive Investment Grade Subordinated Debt Fund (“SUBD”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Subordinated Bond Index (“SUBD Index”). SUBD Index is designed to track the subordinated corporate bond market denominated in U.S. dollars. SUBD Index is comprised of corporate securities which are classified as subordinated or junior subordinated. Subordinated securities are subordinated or “junior” to more senior securities of the issuer and are entitled to payment after other, more senior holders of debt in that issuer. For the period May 1, 2014 (commencement of operations) to May 31, 2014, SUBD returned 1.92%, compared with the SUBD Index return of 1.86%.

With an average weight in SUBD of 77%, United States based corporate bonds were the largest contributor to positive returns during the period. Examining issue characteristics, the largest positive contributions to returns came from issues with higher credit ratings, with issues whose Fitch Rating was A or better providing more positive return contribution than any other segment.

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Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com. See pages 5-10 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

3

DBX ETF Trust

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

4

This Page is Intentionally Left Blank

5

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Municipal Infrastructure Revenue Bond Fund (RVNU) (Unaudited)

The db X-trackers Municipal Infrastructure Revenue Bond Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Municipal Infrastructure Revenue Bond Index (the “Index”). The Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

For the period June 4, 2013 (commencement of operations) to May 31, 2014, the db X-trackers Municipal Infrastructure Revenue Bond Fund returned 3.46%, compared with the Index return of 3.10%.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ Municipal Infrastructure Bond Index
Since Inception[1]	3.46%	3.18%	3.10%

1 Total returns are calculated based on the commencement of operations 6/4/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.30%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

6

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Municipal Infrastructure Revenue Bond Fund (RVNU) (Unaudited) (Continued)

Growth of a $10,000 Investment in RVNU2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 6/4/13.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name. Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For complete list of holding go to page 15.

Modified duration: 6.9 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Credit Quality Diversification

% of Municipal Bonds
AAA	8.3%
AA+	23.2%
AA	9.6%
AA-	6.8%
A+	25.0%
A	5.3%
A-	13.1%
BBB-	8.7%
100%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

7

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Regulated Utilities Fund (UTLT) (Unaudited)

The db X-trackers Regulated Utilities Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Regulated Utilities Index (the “Index”). The Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. A company is considered to be in the regulated utilities sector if its ancillary, non-utility businesses are, or unregulated utilities business does not, represent more than 25% of the company’s earnings before interest, taxes, depreciation and amortization (“EBITDA”).

For the period June 4, 2013 (commencement of operations) to May 31, 2014, the db X-trackers Regulated Utilities Fund returned 15.68%, compared with the Index return of 15.23%.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	DBIQ Regulated Utilities Index
Since Inception[1]	15.68%	15.22%	15.23%

1 Total returns are calculated based on the commencement of operations, 6/4/13 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 1, 2013, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

8

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Regulated Utilities Fund (UTLT) (Unaudited) (Continued)

Growth of a $10,000 Investment in UTLT2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 6/4/13.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

Top Ten Holdings3 as of 5/31/14

Description	% of Net Assets
National Grid PLC (United Kingdom)	5.5%
Enbridge, Inc. (Canada)	5.2%
American Electric Power Co., Inc.	5.1%
Dominion Resources, Inc.	5.0%
Duke Energy Corp.	4.8%
Southern Co. (The)	4.7%
Sempra Energy	4.5%
PG&E Corp.	4.0%
Edison International	3.5%
Consolidated Edison, Inc.	3.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 14.

Country Breakdown

as of May 31, 2014

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DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Solactive Investment Grade Subordinated Debt Fund (SUBD) (Unaudited)

The db X-trackers Solactive Investment Grade Subordinated Debt Fund (SUBD) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Subordinated Bond Index (the “Index”). The Index is designed to track the subordinated corporate bond market denominated in U.S. dollars. The Index is comprised of corporate securities which are classified as subordinated or junior subordinated. Subordinated securities are subordinated or “junior” to more senior securities of the issuer and are entitled to payment after other, more senior holders of debt in that issuer. Junior subordinated securities generally rank slightly higher in terms of payment priority than both common and preferred stock of an issuer, but rank below other subordinated securities and debt securities. In order to be added to the index, a bond must have an amount outstanding of at least $500 million and a remaining maturity of at least one year. The index may include U.S. dollar-denominated bonds issued by issuers located outside the U.S. (including emerging markets). Additionally, the index may include a substantial number of bonds offered pursuant to Rule 144A under the Securities Act of 1933, as amended. As of May 31, 2014, the index was substantially comprised of issuers in the financial services sector.

For the period May 1, 2014 (commencement of operations) to May 31, 2014, the db X-trackers Solactive Investment Grade Subordinated Debt Fund returned 1.92%, compared with the Underlying Index return of 1.86%.

Performance as of 5/31/14

Cumulative Total Returns
	Net Asset Value	Market Price	Solactive Subordinated Bond Index
Since Inception[1]	1.92%	1.80%	1.86%

1 Total returns are calculated based on the commencement of operations, 5/1/14 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxus.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The estimated operating expense ratio as disclosed in the most recent prospectus dated March 21, 2014, was 0.45%.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

10

DBX ETF Trust

PERFORMANCE SUMMARY

db X-trackers Solactive Investment Grade Subordinated Debt Fund (SUBD) (Unaudited) (Continued)

Growth of a $10,000 Investment in SUBD2 as of 5/31/14

2 Based on Net Asset Value from commencement of operations 5/1/14.

Sector Breakdown* as of 5/31/14

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name. Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For complete list of holding go to page 15.

Modified duration: 9.3 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Credit Quality Diversification

Market Value (%)
AAA	1.5
AA	4.6
A	47.2
BBB	46.7
Total	100.0

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Breakdown as of 5/31/14

11

DBX ETF Trust

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended May 31, 2014.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value May 31, 2014	Annualized Expense Ratio based on the number of days in the period	Expenses Paid(1) During the Period December 1, 2013 to May 31, 2014
db X-trackers Municipal Infrastructure Revenue Bond Fund
Actual	$1,000.00	$1,090.42	0.30%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
db X-trackers Regulated Utilities Fund
Actual	$1,000.00	$1,134.15	0.45%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
db X-trackers Solactive Investment Grade Subordinated Debt Fund
Actual(2)	$1,000.00	$1,019.20	0.45%	$0.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365.

(2) Fund commenced operations on May 1, 2014. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 31/365 (to reflect the period since commencement of operations).

12

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Municipal Infrastructure Revenue Bond Fund

May 31, 2014

	Principal Amount	Value

MUNICIPAL BONDS — 97.9%
Arizona — 0.7%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A, 5.00%, 7/01/26	$100,000	$117,800

California — 13.6%
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/40	85,000	93,384
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	111,649
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	123,490
Series A, 6.50%, 11/01/39	500,000	660,605
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	646,260
San Francisco City & County Airports Commission, Private Airport & Marina Revenue, San Francisco International Airport, Series E, 5.25%, 5/01/32	220,000	252,217
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	328,281

		2,215,886

Colorado — 1.0%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	110,860
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.00%, 11/01/26	50,000	59,103

		169,963

Florida — 7.6%
City of Cape Coral, Water & Sewer Revenue, 5.00%, 10/01/41 INS: AGM	80,000	85,959
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/24	250,000	285,783
Series A, AMT, 5.00%, 10/01/30	50,000	54,831
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	54,707
County of Miami-Dade Water & Sewer System, Water Revenue, 5.00%, 10/01/39 INS: AGM	500,000	537,120

	Principal Amount	Value

Florida (Continued)
Orlando-Orange County Expressway Authority, Highway Tolls Revenue, 5.00%, 7/01/35	$200,000	$220,632

		1,239,032

Georgia — 2.8%
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	123,071
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series, 5.00%, 7/01/39	300,000	331,917

		454,988

Illinois — 3.7%
City of Chicago Waterworks, Water Revenue, 5.00%, 11/01/42	575,000	605,446

Indiana — 4.7%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/01/41	700,000	761,012

Massachusetts — 15.6%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/01/25	750,000	940,072
Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/25	750,000	894,803
Series A, 5.00%, 8/15/26	200,000	236,876
Series B, 5.00%, 8/15/28	400,000	468,560

		2,540,311

Nevada — 0.7%
County of Clark, Private Airport & Marina Revenue, Las Vegas-McCarran International Airport, Series A, 5.125%, 7/01/34	100,000	108,839

New Jersey — 6.3%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A, 5.00%, 1/01/35	250,000	275,050
Series A, 5.00%, 1/01/43	700,000	760,270

		1,035,320

New York — 14.1%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue, Series A, 5.25%, 2/15/47	200,000	215,084
Series A, 5.75%, 2/15/47	55,000	62,912

See Notes to Financial Statements.	13

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Municipal Infrastructure Revenue Bond Fund (Continued)

May 31, 2014

	Principal Amount	Value

New York (Continued)
Long Island Power Authority, Electric Power & Light Revenue, Series A, 6.00%, 5/01/33	$200,000	$234,628
Metropolitan Transportation Authority, Transit Revenue, Series A, 5.00%, 11/15/38	100,000	109,236
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1, 5.00%, 5/01/39	350,000	387,177
New York City Water & Sewer System, Water Revenue, Series EE, 5.00%, 6/15/34	110,000	123,566
Series GG, 5.00%, 6/15/43	100,000	108,606
Series FF, 5.00%, 6/15/45	300,000	327,018
Series BB, 5.00%, 6/15/47	450,000	490,608
Triborough Bridge & Tunnel Authority, Highway Tolls Revenue, Series B, 5.00%, 11/15/25	200,000	237,698

		2,296,533

Pennsylvania — 3.3%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series A, 5.00%, 12/01/42	100,000	108,612
Westmoreland County Municipal Authority, Water Revenue, 5.00%, 8/15/37	400,000	432,616

		541,228

Texas — 16.3%
City Public Service Board of San Antonio, Electric Power & Light Revenue, 5.25%, 2/01/24	435,000	546,812
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series E, AMT, 5.00%, 11/01/35	200,000	211,624
Series H, AMT, 5.00%, 11/01/37	300,000	316,620
Texas Private Activity Bond Surface Transportation Corp., Highway Tolls Revenue, LBJ Infrastructure, 7.00%, 6/30/40	700,000	835,289
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	700,000	740,243

		2,650,588

Utah — 1.3%
Utah Transit Authority, Sales Tax Revenue, 5.00%, 6/15/42	200,000	216,132

	Principal Amount	Value

Virginia — 3.4%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	$500,000	$553,915

Washington — 2.8%
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	448,784

TOTAL MUNICIPAL BONDS (Cost $15,630,419)		15,955,777

TOTAL INVESTMENTS — 97.9% (Cost $15,630,419)		$15,955,777
Other assets less liabilities — 2.1%		339,978

NET ASSETS — 100.0%		$16,295,755

AGM – Assured Guaranty Corp

AMT – Alternative Minimum Tax

INS – Insured

See Notes to Financial Statements.	14

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Regulated Utilities Fund

May 31, 2014

	Number of Shares	Value

COMMON STOCKS — 99.4%
Electric Utilities — 41.7%
ALLETE, Inc.	642	$31,888
American Electric Power Co., Inc.	7,929	423,013
Cleco Corp.	963	50,105
Duke Energy Corp.	5,571	395,987
Edison International	5,316	293,124
El Paso Electric Co.	642	24,467
Elia System Operator SA (Belgium)	428	22,109
Emera, Inc. (Canada)	2,143	67,257
Empire District Electric (The) Co.	684	16,423
FirstEnergy Corp.	6,790	229,638
Fortis, Inc. (Canada)	3,424	102,755
Great Plains Energy, Inc.	2,485	63,243
IDACORP, Inc.	803	44,028
ITC Holdings Corp.	2,513	91,976
Northeast Utilities	5,081	230,677
Pepco Holdings, Inc.	4,030	111,631
Pinnacle West Capital Corp.	1,771	98,149
PNM Resources, Inc.	1,288	36,656
Portland General Electric Co.	1,243	41,106
Red Electrica Corp. SA (Spain)	1,685	144,568
Southern (The) Co.	9,039	395,727
SP AusNet (Australia)	26,297	33,773
Spark Infrastructure Group (Australia)	17,957	30,081
Terna Rete Elettrica Nazionale SpA (Italy)	22,843	121,254
UIL Holdings Corp.	887	32,792
UNS Energy Corp.	634	38,401
Westar Energy, Inc.	2,187	78,841
Xcel Energy, Inc.	8,075	248,387

		3,498,056

Gas Utilities — 9.7%
AGL Resources, Inc.	1,919	102,436
APA Group (Australia)	13,489	87,749
Atmos Energy Corp.	1,449	72,595
Enagas SA (Spain)	3,310	97,415
Envestra Ltd. (Australia)	15,243	19,364
Northwest Natural Gas Co.	432	19,557
Piedmont Natural Gas Co., Inc.	1,216	43,521
Questar Corp.	2,804	67,492
Snam SpA (Italy)	33,829	198,568
South Jersey Industries, Inc.	508	29,220
Southwest Gas Corp.	736	38,537
WGL Holdings, Inc.	830	33,657

		810,111

Multi-Utilities — 36.6%
Alliant Energy Corp.	1,797	104,765
Avista Corp.	955	29,901
CenterPoint Energy, Inc.	6,938	167,345
CMS Energy Corp.	4,309	128,193
Consolidated Edison, Inc.	4,748	261,187
Dominion Resources, Inc.	6,011	414,519
DTE Energy Co.	2,844	216,485
DUET Group (Australia)	30,778	69,031
Integrys Energy Group, Inc.	1,294	75,039
National Grid PLC (United Kingdom)	30,943	461,612
NiSource, Inc.	5,045	188,532

	Number of Shares	Value

Multi-Utilities (Continued)
NorthWestern Corp.	614	$29,472
PG&E Corp.	7,236	331,915
SCANA Corp.	2,043	106,236
Sempra Energy	3,715	372,800
TECO Energy, Inc.	3,483	60,151
Vectren Corp.	1,334	53,200

		3,070,383

Oil, Gas & Consumable Fuels — 5.1%
Enbridge, Inc. (Canada)	9,064	430,449

Water Utilities — 6.3%
American States Water Co.	626	18,955
American Water Works Co., Inc.	2,893	140,629
Aqua America, Inc.	2,846	72,231
California Water Service Group	736	16,236
Severn Trent PLC (United Kingdom)	3,613	119,184
United Utilities Group PLC (United Kingdom)	10,730	156,115

		523,350

TOTAL COMMON STOCKS (Cost $7,454,801)		8,332,349

TOTAL INVESTMENTS — 99.4% (Cost $7,454,801)		$8,332,349
Other assets less liabilities — 0.6%		47,866

NET ASSETS — 100.0%		$8,380,215

See Notes to Financial Statements.	15

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Solactive Investment Grade Subordinated Debt Fund

May 31, 2014

	Principal Amount	Value
CORPORATE BONDS — 97.4%
Financial — 94.4%
Banks — 63.2%
Bank of America Corp. 6.11%, 1/29/37	$200,000	$231,733
7.75%, 5/14/38	100,000	137,823
BPCE SA, 144A (France) 5.15%, 7/21/24	300,000	313,418
Citigroup, Inc. 5.00%, 9/15/14	184,000	186,273
5.50%, 9/13/25	100,000	110,794
6.125%, 8/25/36	100,000	114,573
Fifth Third Bancorp 8.25%, 3/01/38	150,000	221,907
Goldman Sachs Group, (The), Inc. 6.45%, 5/01/36	150,000	173,090
6.75%, 10/01/37	150,000	180,552
HSBC Holdings PLC (United Kingdom) 5.25%, 3/14/44	250,000	265,325
ING Bank NV, 144A (Netherlands) 5.80%, 9/25/23	550,000	616,185
JPMorgan Chase & Co. 5.125%, 9/15/14	257,000	260,357
3.375%, 5/01/23	450,000	440,577
Morgan Stanley 4.875%, 11/01/22	300,000	321,850
MTN, 4.10%, 5/22/23	250,000	252,199
5.00%, 11/24/25	250,000	265,895
Nordea Bank AB, 144A (Sweden) 4.875%, 5/13/21	400,000	432,802
Santander UK PLC, 144A (United Kingdom) 5.00%, 11/07/23	200,000	215,209
Standard Chartered PLC, 144A (United Kingdom) 3.95%, 1/11/23	450,000	446,261
US Bancorp, MTN 2.95%, 7/15/22	400,000	394,806
US Bank NA 4.80%, 4/15/15	394,000	409,479
Wells Fargo & Co. 5.375%, 11/02/43	200,000	219,086
5.606%, 1/15/44	200,000	227,817

		6,438,011

Diversified Financial Services — 13.3%
General Electric Capital Corp., Series A 7.125%, 12/29/49 (a)	250,000	295,463
Series G, MTN, 6.375%, 11/15/67 (a)	150,000	167,640
HSBC Finance Corp. 6.676%, 1/15/21	750,000	899,204

		1,362,307

	Principal Amount	Value
Insurance — 17.9%
Allstate (The) Corp. 5.75%, 8/15/53 (a)	$250,000	$267,656
Chubb (The) Corp. 6.375%, 3/29/67 (a)	200,000	223,000
MetLife, Inc. 6.40%, 12/15/36	300,000	336,165
Prudential Financial, Inc. 5.625%, 6/15/43 (a)	425,000	449,438
ZFS Finance USA Trust II, 144A 6.45%, 12/15/65 (a)	500,000	542,500

		1,818,759

Utilities — 3.0%
Electric — 3.0%
Electricite de France, 144A (France) 5.25%, 1/29/49 (a)	300,000	309,150

TOTAL CORPORATE BONDS (Cost $9,772,998)		9,928,227

TOTAL INVESTMENTS — 97.4% (Cost $9,772,998)		9,928,227
Other assets less liabilities — 2.6%		262,733

NET ASSETS — 100.0%		$10,190,960

MTN – Medium Term Note.

(a) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2014.

144A – Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	16

This Page is Intentionally Left Blank

17

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2014

	db X-trackers Municipal Infrastructure Revenue Bond Fund	db X-trackers Regulated Utilities Fund	db X-trackers Solactive Investment Grade Subordinated Debt Fund
Assets
Investments in non-affiliated securities at fair value	$15,955,777	$8,332,349	$9,928,227
Cash	135,621	2,583	92,169
Foreign currency at value	—	6,519	—
Receivables:
Dividends and Interest	208,477	38,052	131,113
Investment securities sold	—	—	364,274
Foreign tax reclaim	—	3,886	—

Total Assets	$16,299,875	$8,383,389	$10,515,783

Liabilities
Payables:
Investment advisory fees	$4,120	$3,174	$3,859
Investment securities purchased	—	—	320,964

Total Liabilities	4,120	3,174	324,823

Net Assets	$16,295,755	$8,380,215	$10,190,960

Net Assets Consist of
Paid-in capital	$15,986,437	$7,437,895	$10,000,000
Undistributed net investment income	46,054	57,469	38,669
Accumulated net realized gain (loss) on investments and foreign currency transactions	(62,094)	7,281	(2,938)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	325,358	877,570	155,229

Net Assets	$16,295,755	$8,380,215	$10,190,960

Number of Common Shares outstanding	650,001	300,001	400,000

Net Assets Value	$25.07	$27.93	$25.48

Investments in non-affiliated securities at cost	$15,630,419	$7,454,801	$9,772,998

Foreign currency at cost	$—	$6,526	$—

See Notes to Financial Statements.	18

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Period Ended May 31, 2014

	db X-trackers Municipal Infrastructure Revenue Bond Fund(1)	db X-trackers Regulated Utilities Fund(1)	db X-trackers Solactive Investment Grade Subordinated Debt Fund(2)
Investment Income
Interest income	$582,035	$—	$32,911
Dividend income*	—	457,965	—

Total Investment Income	582,035	457,965	32,911

Expenses
Advisory fees	46,168	52,098	3,859
Trustee fees	2,916	2,407	—

Total Expenses	49,084	54,505	3,859
Less fees waived (See Note 3):
Waiver	(2,916)	(2,407)	—

Net Expenses	46,168	52,098	3,859

Net Investment Income	535,867	405,867	29,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(62,094)	(28,180)	6,679
In-kind redemptions	(73,822)	189,135	—
Foreign currency transactions	—	1,270	—

Net realized gain (loss)	(135,916)	162,225	6,679
Net change in unrealized appreciation (depreciation) on:
Investments	325,358	877,548	155,229
Foreign currency translations	—	22	—

Net change in unrealized appreciation (depreciation)	325,358	877,570	155,229

Net realized and unrealized gain on investments and foreign currency transactions	189,442	1,039,795	161,908

Net Increase in Net Assets Resulting from Operations	$725,309	$1,445,662	$190,960

* Foreign tax withheld	$—	$15,351	$—

(1)	For the period June 4, 2013 (commencement of operations) through May 31, 2014.
(2)	For the period May 1, 2014 (commencement of operations) through May 31, 2014.

See Notes to Financial Statements.	19

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers Municipal Infrastructure Revenue Bond Fund	db X-trackers Regulated Utilities Fund
	For the Period June 4, 2013(1) to May 31, 2014	For the Period June 4, 2013(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$535,867	$405,867
Net realized gain (loss) on investments and foreign currency related transactions	(135,916)	162,225
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	325,358	877,570

Net increase (decrease) in net assets resulting from operations	725,309	1,445,662

Distributions to Shareholders from
Net investment income	(489,813)	(349,668)

Fund Shares Transactions
Proceeds from shares sold	17,235,994	16,232,245
Value of shares redeemed	(1,175,735)	(8,948,024)

Net increase (decrease) in net assets resulting from fund share transactions	16,060,259	7,284,221

Total Increase (decrease) in Net Assets	16,295,755	8,380,215

Net Assets
Beginning of period	—	—

End of period	$16,295,755	$8,380,215

Undistributed net investment income	$46,054	$57,469

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1
Shares sold	700,000	650,000
Shares redeemed	(50,000)	(350,000)

Shares outstanding, end of period	650,001	300,001

(1)	Commencement of operations.

See Notes to Financial Statements.	20

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

db X-trackers Solactive Investment Grade Subordinated Debt Fund
For the Period May 1, 2014(1) to May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$29,052
Net realized gain (loss) on investments and foreign currency transactions	6,679
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	155,229

Net increase (decrease) in net assets resulting from operations	190,960

Fund Shares Transactions:
Proceeds from shares sold	10,000,000
Value of shares redeemed	—

Net increase (decrease) in net assets resulting from fund share transactions	10,000,000

Total Increase (decrease) in Net Assets	10,190,960

Net Assets
Beginning of period	—

End of period	$10,190,960

Undistributed net investment income	$38,669

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	400,000
Shares redeemed	—

Shares outstanding, end of period	400,000

(1)	Commencement of operations.

See Notes to Financial Statements.	21

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

db X-trackers Municipal Infrastructure Revenue Bond Fund	For the Period June 4, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.81
Net realized and unrealized gain on investment transactions	0.00	‡

Net increase (decrease) in net asset value from operations	0.81

Distributions paid to shareholders from:
Net investment income	(0.74)

Total distributions	(0.74)

Net Asset Value, end of period	$25.07

Total Return***	3.46	%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,296
Ratios to average net assets:
Expenses, net of fee waiver	0.30	%†
Expenses, prior to fee waiver	0.32	%†
Net investment income	3.48	%†
Portfolio turnover rate	5	%††

db X-trackers Regulated Utilities Fund	For the Period June 4, 2013* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.88
Net realized and unrealized gain on investment and foreign currency transactions	2.81

Net increase (decrease) in net asset value from operations	3.69

Distributions paid to shareholders from:
Net investment income	(0.76)

Total distributions	(0.76)

Net Asset Value, end of period	$27.93

Total Return***	15.68	%†††

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$8,380
Ratios to average net assets:
Expenses, net of fee waiver	0.45	%†
Expenses, prior to fee waiver	0.47	%†
Net investment income	3.51	%†
Portfolio turnover rate	59	%††

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
‡	Less than 0.005.

See Notes to Financial Statements.	22

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers Solactive Investment Grade Subordinated Debt Fund	For the Period May 1, 2014* to May 31, 2014
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.07
Net realized and unrealized gain on investment transactions	0.41

Net increase in net asset value from operations	0.48

Net Asset Value, end of period	$25.48

Total Return***	1.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,191
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	3.39	%†
Portfolio turnover rate	4	%††

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	23

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2014, the Trust consists of seventeen non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

db X-trackers Municipal Infrastructure Revenue Bond Fund
db X-trackers Regulated Utilities Fund
db X-trackers Solactive Investment Grade Subordinated Debt Fund

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
db X-trackers Municipal Infrastructure Revenue Bond Fund	DBIQ Municipal Infrastructure Revenue Bond Index
db X-trackers Regulated Utilities Fund	DBIQ Regulated Utilities Index
db X-trackers Solactive Investment Grade Subordinated Debt Fund	Solactive Subordinated Bond Index

Deutsche Bank Securities Inc. is the creator of each DBIQ Underlying Index. The DBIQ Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or double-barreled entities. The DBIQ Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month. The DBIQ Regulated Utilities Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. It consist of issuers of large, medium or small market capitalization from the following seven developed market countries: Australia, Belguim, Canada, Italy, Spain, the United Kingdom and the United States. The Underlying Index is a total return index, which tracks capital gains and assumes that any cash distributions are reinvested back into the Underlying Index. The composition of the DBIQ Regulated Utilities Index is ordinarily adjusted annually on the fifth business day of October.

Solactive AG maintains and calculates the Solactive Subordinated Bond Index. It is designed to track the subordinated corporate bond market denominated in U.S. dollars. It is comprised of corporate securities which are classified as subordinated or junior subordinated. The Underlying Index is a total return index, which assumes that any cash distributions are reinvested. Financial instruments must meet certain requirements in order for it to be included in the Underlying Index. The Solactive Subordinated Bond Index is reconstituted on a monthly basis and the composition is determined five business days prior to the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between DBIQ, Solactive and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

24

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The db X-trackers Regulated Utilities Fund and the db X-trackers Solactive Investment Grade Subordinated Debt Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type

25

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2014. For the period ended May 31, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 5/31/2014
db X-trackers Municipal Infrastructure Revenue Bond Fund
Investments in Securities*
Municipal Bonds	$—	$15,955,777	$—	$15,955,777

Total Investments	$—	$15,955,777	$—	$15,955,777

db X-trackers Regulated Utilities Fund
Investments in Securities*
Common Stocks	$8,332,349	$—	$—	$8,332,349

Total Investments	$8,332,349	$—	$—	$8,332,349

db X-trackers Solactive Investment Grade Subordinated Debt Fund
Investments in Securities*
Corporate Bonds	$—	$9,928,227	$—	$9,928,227

Total Investments	$—	$9,928,227	$—	$9,928,227

*	See Schedule of Investments for Industry or Country Classification.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from net investment income, monthly or quarterly, depending on the fund, sufficient to relieve it from all or substantially all Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are

26

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. db X-trackers Regulated Utilities Fund pays out dividends from net investment income to investors quarterly, and db X-trackers Municipal Infrastructure Revenue Bond Fund and db X-trackers Solactive Investment Grade Subordinated Debt Fund pay monthly.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for the current tax year and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended May 31, 2014, the Funds did not incur any interest or penalties.

Foreign Taxes The db X-trackers Regulated Utilities Fund and the db X-trackers Solactive Investment Grade Subordinated Debt Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

Prior to April 28, 2014, RREEF America L.L.C (“RREEF”) served as investment sub-advisor to the db X-trackers Regulated Utilities Fund. Effective April 28, 2014, RREEF no longer serves as sub-advisor to the db X-trackers Regulated Utilities Fund and the day-to-day portfolio management transitioned to the Advisor. The db X-trackers Municipal Infrastructure Revenue Bond Fund and the db X-trackers Solactive Investment Grade Subordinated Debt Fund are sub-advised by Deutsche Investment Management Americas Inc. (“DIMA”). The sub-advisors are responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and sub-advisor from time to time.

27

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Unitary Management Fee
db X-trackers Municipal Infrastructure Revenue Bond Fund	0.30%
db X-trackers Regulated Utilities Fund	0.45%
db X-trackers Solactive Investment Grade Subordinated Debt Fund	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Prior to October 1, 2013, Trustees’ fees and expenses were allocated among the Funds based on each Fund’s relative average daily net assets. Effective October 1, 2013, the Advisor pays the fees and expenses of the Independent Trustees for each Fund. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, expenses of the Independent Trustees through September 30, 2013, and extraordinary expenses.

For the period from June 4, 2013 through September 30, 2014, the Advisor contractually agreed to waive fees and/or reimburse expenses in order to limit net annual operating expenses to 0.45% (with respect to the db X-trackers Regulated Utilities Fund) and 0.30% (with respect to the db X-trackers Municipal Infrastructure Revenue Bond Fund) of its average daily net assets, except for interest expense, brokerage expenses, distribution fees or expenses, litigation expenses and any other extraordinary expenses.

The Advisor pays DIMA a fee based on a percentage of the average daily net assets for each of the Funds listed below:

Fund	Sub-Advisor
db X-trackers Municipal Infrastructure Revenue Bond Fund	Deutsche Investment Management Americas Inc.
0.05% on the average daily net assets
db X-trackers Regulated Utilities Fund	RREEF America L.L.C. (prior to April 28, 2014)
0.05% on the average daily net assets
db X-trackers Solactive Investment Grade Subordinated Debt Fund	Deutsche Investment Management Americas Inc.
0.09% on the average daily net assets

Prior to April 28, 2014, the Advisor paid RREEF a fee based on 0.05% of the average daily net assets of the db X-trackers Regulated Utilities Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Trust paid retainer fees to each Trustee not affiliated with Advisor, plus a specified amount to the audit committee.

4. Federal Income Taxes

As of May 31, 2014, the components of accumulated earnings (losses) were as follows:

	Undistributed Net Investment Income (Loss)	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db X-trackers Municipal Infrastructure Revenue Bond Fund	$46,054	$(62,094)	$325,358	$309,318
db X-trackers Regulated Utilities Fund	66,773	—	875,547	942,320
db X-trackers Solactive Investment Grade Subordinated Debt Fund	45,089	—	145,871	190,960

28

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax characteristics of dividends and distributions declared for the period ended May 31, 2014 were as follows:

	Period Ended May 31, 2014
Fund	Ordinary Income	Tax exempt
db X-trackers Municipal Infrastructure Revenue Bond Fund	$—	$489,813
db X-trackers Regulated Utilities Fund	349,668	—

At May 31, 2014, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-term	Long-term	Total Amount
db X-trackers Municipal Infrastructure Revenue Bond Fund	$38,192	$—	$38,192

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the period ended May 31, 2014, the db X-trackers Municipal Infrastructure Revenue Bond Fund incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
db X-trackers Municipal Infrastructure Revenue Bond Fund	$23,902

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss), certain securities sold at loss, market discount and redemptions-in-kind. For the period ended May 31, 2014, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db X-trackers Municipal Infrastructure Revenue Bond Fund	$—	$73,822	$(73,822)
db X-trackers Regulated Utilities Fund	1,270	(154,944)	153,674
db X-trackers Solactive Investment Grade Subordinated Debt Fund	9,617	(9,617)	—

As of May 31, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers Municipal Infrastructure Revenue Bond Fund	$15,630,419	$325,358	$336,316	$(10,958)
db X-trackers Regulated Utilities Fund	$7,456,824	$875,525	$943,623	$(68,098)
db X-trackers Solactive Investment Grade Subordinated Debt Fund	$9,782,356	$145,871	$149,421	$(3,550)

5. Investment Portfolio Transactions

For the period ended May 31, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db X-trackers Municipal Infrastructure Revenue Bond Fund(1)	$15,558,607	$817,165
db X-trackers Regulated Utilities Fund(1)	$11,694,665	$6,799,156
db X-trackers Solactive Investment Grade Subordinated Debt Fund(2)	$318,476	$434,006

29

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

For the period ended May 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers Municipal Infrastructure Revenue Bond Fund(1)	$2,330,607	$1,153,767
db X-trackers Regulated Utilities Fund(1)	$6,260,444	$3,862,094
db X-trackers Solactive Investment Grade Subordinated Debt Fund(2)	$9,032,079	$—

(1)	For the period June 4, 2013 through May 31, 2014.
(2)	For the period May 1, 2014 through May 31, 2014.

6. Fund Share Transactions

As of May 31, 2014, there were unlimited Fund shares of $0.0001 par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2014, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Fund Name	Approximate Percent of Outstanding Shares Held
db X-trackers Municipal Infrastructure Revenue Bond Fund	54%
db X-trackers Regulated Utilities Fund	67%

8. Fund Name Change

Effective August 11, 2014, the “db X-trackers Funds” will be rebranded “Deutsche X-trackers ETFs.” As a result the Funds will be renamed as follows:

Current Fund Name	New Fund Name
db X-trackers Municipal Infrastructure Revenue Bond Fund	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
db X-trackers Regulated Utilities Fund	Deutsche X-trackers Regulated Utilities ETF
db X-trackers Solactive Investment Grade Subordinated Debt Fund	Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

30

DBX ETF Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of db X-trackers Municipal Infrastructure Revenue Bond Fund, db X-trackers Regulated Utilities Fund and db X-trackers Solactive Investment Grade Subordinated Debt Fund (the “Funds” within DBX ETF Trust), as of May 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for each of the periods therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db X-trackers Municipal Infrastructure Revenue Bond Fund, db X-trackers Regulated Utilities Fund and db X-trackers Solactive Investment Grade Subordinated Debt Fund at May 31, 2014, the results of their operations, changes in their net assets and financial highlights for each of the periods therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 24, 2014

31

DBX ETF Trust

OFFICERS AND TRUSTEES (Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees:
J. David Officer Age: 65 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	Independent Director; Formerly, Vice Chairman, The Dreyfus Corporation (1998-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	17

Ilex Partners (Asia), LLC; Old Westbury Funds: & MAN Long/Short Fund; GLG Investment Series Trust; The Dreyfus Corporation; MBSC Securities Corporation; Dreyfus Services Corporation; MBSC, LLC; Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Mellon Residential Funding Corp.; Mellon United National Bank; Laurel Capital Advisors; Mellon United National Bank; Dreyfus Founders Funds, Inc.; Founders Asset Management.

Stephen R. Byers Age: 60 60 Wall Street New York, New York 10005	Trustee, Member and Chairman of the Audit and Nominating Committees	Since 2011	Retired. Previously, Chief Investment Officer, The Dreyfus Corporation (2000-2006).	17	Sierra Income Corporation; College of William and Mary, Graduate School of Business.
George O. Elston Age: 49 60 Wall Street New York, New York 10005	Trustee, Member of the Audit and Nominating Committees	Since 2011	M&A Advisor, Chief Financial, Operating and Business Officer, Optherion, Inc. (2008-2010); and Vice President, Finance and Government Affairs, Secretary and Treasurer, Elusys Therapeutics, Inc. (2000-2007).	17	Celldex Therapeutics.

32

DBX ETF Trust

OFFICERS AND TRUSTEES (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee/Officers:*
Alex Depetris Age: 34 60 Wall Street New York, New York 10005	Trustee, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the Deutsche Asset and Wealth Management Passive Asset Management Group at Deutsche Bank AG since 2008; Associate, Arnold & Porter, 2006-2008.	22	Director, Chairman of the Board of db-X Exchange Traded Funds Inc. and DBX ETF Trust.
Martin Kremenstein Age: 37 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Managing Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006.	N/A	N/A
Michael Gilligan Age: 47 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Advisors LLC, DBX Strategic Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse, 2007-2008.	N/A	N/A
Frank Gecsedi Age: 46 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division since 2010; Vice President and Compliance Manager at Bank of America Merrill Lynch (formerly Merrill Lynch), (2000 to 2010).	N/A	N/A

* Officers/Trustee of the Company are “interested persons” as defined in the 1940 Act.

The Funds’ SAI includes additional information about the Funds’ Directors and is available by calling 855-329-3837, or on the Company’s website at www.dbxus.com.

33

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT
ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

db X-trackers Solactive Investment Grade Subordinated Debt Fund

At a special meeting held on July 25, 2013, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the Investment Advisory Agreement with respect to db X-trackers Solactive Investment Grade Subordinated Debt Fund. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role to be played by the Adviser in working with the Sub-Adviser to manage the Fund’s portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Competitiveness of Advisory Fee.    The Board considered the competitiveness of the Fund’s fee to other exchange-traded funds (ETFs), and noted that the Fund’s fee is competitive with the fees of the peer group, particularly noting that the Fund’s fee is lower than that of several other ETFs that provide exposure to investment grade securities. The Board noted that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Fund, and the likelihood and level of profits in the early years of the Fund’s operations. The Board considered the asset levels at which the Adviser expects to “break-even” with respect to its operation of the Fund. The Board also noted that the Sub-Adviser was an affiliate of the Adviser and would be paid a fee of 0.09%

34

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT
ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

from the advisory fee. The Board considered that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Given the costs of the services to be provided by and the profits that could be realized by the Adviser in connection with the management of the Fund, the Board determined that the amount of potential profit was fair.

Economies of Scale.    The Board noted that since the Fund’s fee was a unitary fee, the Fund would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

At a special meeting held on July 25, 2013, the Board of Trustees, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the Sub-Advisory Agreement with respect to the Fund. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders (including the investment performance of DIMA’s fund clients); (2) the performance of DIMA with respect to its management of subordinate debt funds generally, as well as DIMA’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the competitiveness of the sub-advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by DIMA from its relationship with the Fund; and (5) the extent to which economies of scale would be realized as the Fund grows, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Agreement and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that DIMA proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by DIMA under the Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered DIMA’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, including those which invest in subordinated debt. The Board considered the professional experience and qualifications of DIMA’s senior management and key professional personnel, as well as DIMA’s depth and breadth of experience in managing investment portfolios consisting of subordinated debt. The Board gave special consideration to DIMA’s experience and capabilities in managing portfolios comprised of subordinated debt, and their techniques for tracking an index while minimizing index tracking error. In addition, the Board considered DIMA’s operational capabilities and resources.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by DIMA under the Sub-Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to DIMA, taking special consideration of the fact that the fees to be paid to DIMA are payable by the Adviser and not the Fund.

Performance of DIMA; DIMA’s Financial Resources.    The Board noted that the Fund has not commenced operations and has no performance history, but the Board considered DIMA’s performance in managing other subordinated debt based portfolios and ability to minimize tracking error for index-based portfolios. The Board concluded that, given DIMA’s capabilities and experience in managing subordinated debt funds, DIMA should be able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered DIMA’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that DIMA had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

Competitiveness of Sub-Advisory Fee.    The Board noted that the fee to be paid to DIMA in respect of the Fund would be paid by the Adviser and not the Fund. The Board further noted that the proposed fee for the Fund was a unitary fee pursuant to which the Adviser would pay all of the Fund’s costs, and thus was not directly affected by the

35

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT
ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

amount of the sub-advisory fee paid to DIMA. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the asset levels at which DIMA expects to “break-even” with respect to its operation of the Fund, and further noted that the fee to be paid by the Adviser to DIMA under the Sub-Advisory Agreement was a flat fee of 0.09% and did not contain breakpoints.

The Board also considered whether DIMA would benefit in other ways from its relationship with the Funds. The Board discussed DIMA’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Fund and the brokers’ and dealers’ provision of brokerage services to DIMA. The Board discussed the possible potential benefits DIMA might derive from the Fund’s soft dollar arrangements, whereby brokers provide brokerage services to the Fund or DIMA in return for allocating fund brokerage.

Given the costs of the services provided by and the profits that could be realized by DIMA in connection with the management of the Fund, the Board determined that the amount of potential profit was fair.

Economies of Scale.    The Board noted that since the Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

db X-trackers Municipal Infrastructure Revenue Bond Fund and db X-trackers Regulated Utilities Fund

At a special meeting held on March 25, 2013, the Board of Trustees, including the Independent, unanimously approved the Investment Advisory Agreement and the Sub-Investment Advisory Agreements relating to db X-trackers Municipal Infrastructure Revenue Bond Fund and db X-trackers Regulated Utilities Fund.

In reaching these decisions with respect to each Fund, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders (including the investment performance of the Sub-Adviser’s fund clients); (2) the performance of the Sub-Adviser with respect to its management of other comparable funds generally, as well as the Sub-Adviser’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (4) the competitiveness of the advisory fee and the sub-advisory fee; (5) the total cost of the services to be provided by and the profits that could be realized by the Adviser and the Sub-Adviser from their relationships with the Fund; and (6) the extent to which economies of scale would be realized as the Fund grows, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreements and the Sub-Investment Advisory Agreements (together, the “Agreements”) and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under the Agreements. The Board noted that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role to be played by the Adviser in working with the Sub-Adviser to manage the Fund’s portfolio, noting that the Adviser would provide oversight of day-to-day operations, including monitoring tracking error,

36

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT
ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund.

The Board also considered the Sub-Adviser’s operational capabilities and resources, and its experience in serving as investment sub-adviser to other funds, including those with comparable investment strategies. The Board considered the professional experience and qualifications of the Sub-Adviser’s senior management and key professional personnel, as well as the Sub-Adviser’s depth and breadth of experience in managing investment portfolios consisting of index-based portfolios and the type of securities in which the Fund invests. The Board gave special consideration to the Sub-Adviser’s experience and capabilities in managing portfolios comprised of non-U.S. equity securities, and their techniques for tracking an index while minimizing index tracking error. In addition, the Board considered the Sub-Adviser’s operational capabilities and resources.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreements are reasonable and appropriate in relation to the fees to be paid to the Adviser. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program. Additionally, based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Sub-Advisers under the Sub-Advisory Agreements are reasonable and appropriate in relation to the fees to be paid to each Sub-Adviser, taking special consideration of the fact that the fees to be paid to each Sub-Adviser are payable by the Adviser and not the Fund.

Performance of the Sub-Advisers; the Sub-Advisers’ Financial Resources.    With respect to each Fund, the Board noted that operations had not commenced and there is no performance history. The Board considered each Sub-Adviser’s performance in managing other similar index-based portfolios and its ability to minimize tracking error for such portfolios. The Board concluded that, given each Sub-Adviser’s capabilities and experience managing other index-based portfolios, each Sub-Adviser should be able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered each Sub-Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that each Sub-Adviser had the financial resources necessary to perform its obligations under the respective Sub-Investment Advisory Agreement.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreements, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreements.

Competitiveness of Fees.    The Board considered the competitiveness of each of the Fund’s fee to other comparable exchange-traded funds (ETFs), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board noted that the proposed fee for each Fund is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs, including the Sub-Adviser’s fee. Based on its review, the Board concluded that each advisory fee and sub-advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expects to “break-even” with respect to its operation of the Funds and noted that the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, and accordingly, the Adviser could experience increased profitability as each Fund’s assets increased. Given the costs of the services to be provided by and the profits that could be realized by the Adviser in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

Economies of Scale.    The Board noted that at the current fee rate the Fund would not experience economies of scale. The Board determined to review economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that each Investment Advisory Agreement and Sub-Advisory Agreement was fair and reasonable and they were unanimously approved.

37

DBX ETF Trust

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dbxus.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.dbxus.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

db X-trackers Regulated Utilities Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2014.

	Qualified Divided Income*	Dividends Received Deduction*
db X-trackers Regulated Utilities Fund	100%	79%

* The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Of the dividends paid from net investment income for the fiscal year ended May 31, 2014 for db X-trackers Municipal Infrastructure Revenue Bond Fund, 100% are designated as exempt interest dividends for federal income tax purposes.

38

DBX ETF Trust

PRIVACY POLICY NOTICE (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

39

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at WWW.DBXUS.COM. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal.

Stocks may decline in value. Investments in bonds and bond funds are subject to interest rate, credit, liquidity and market risks to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. High yield bonds involve increased credit and liquidity risk, and are considered speculative in terms of the issuer’s ability to pay interest and repay principal in a timely manner. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Funds that concentrate in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Please read the prospectus for more information. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

Copyright © 2013 Deutsche Bank AG. All rights reserved. db-X® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured — No Bank Guarantee — May Lose Value

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

Deutsche Investment Management Americas Inc.

245 Park Avenue

New York, NY 10154

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

R-35362-1 (8/14) DBX973 (8/15)

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Stephen Byers is the designated financial expert on the Audit Committee of DBX ETF Trust with respect to DBX ETF Trust, Stephen Byers is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $323,000 for 2014 and $90,000 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $50,000 for 2014 and $0 for 2013.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $122,400 for 2014 and $15,000 for 2013.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2013.

(e)(1)	In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,524,752 for 2014 and $0 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, J. David Officer and George O. Elston.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date    August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date August 7, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date     August 7, 2014

* Print the name and title of each signing officer under his or her signature.